UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2021, the U.S.
economy continued to recover from the coronavirus
(COVID-19) pandemic. Gross domestic product (GDP)
accelerated in 2021’s first and second quarters as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Near period-end, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +2.51%
total return as investors were attracted to tax-free income in a stable interest-rate environment.
1
Factors contributing to
this positive investment environment for municipals included relatively low inflation and interest rates and actions by the
Federal Reserve to support a low interest-rate environment.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Federal Intermediate-Term Tax-Free
Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 9
Franklin High Yield Tax-Free Income Fund 13
Franklin Massachusetts Tax-Free Income Fund 17
Franklin Municipal Green Bond Fund 22
Franklin New Jersey Tax-Free Income Fund 27
Financial Highlights and Statements of Investments 32
Financial Statements 148
Notes to Financial Statements 157
Shareholder Information 175
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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SEMIANNUAL REPORT
Municipal Bond Market Overview
The U.S. and the rest of the world continued to manage the
recovery from the novel coronavirus (COVID-19) pandemic
that has caused significant economic and personal strife
throughout the past six months ended August 31, 2021.
Fifty-three percent of the U.S. population had been fully
immunized by period-end, but the remaining population were
either hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, case rates and hospitalizations fell through the spring and beginning summer months of
2021. However, starting in August 2021, a new, more virulent strain, labeled Delta, began to drive case rates higher to
levels last seen in February 2021. Although most infections
and severe illnesses were limited to the unvaccinated, there were breakthrough cases where fully vaccinated individuals
contracted the disease. Falling consumer sentiment in
August 2021 called into question whether people would
swiftly return to normal economic activity. Although most
states and local authorities did not roll back business and
school reopenings, there were some areas that reimposed
face mask requirements. U.S. health officials started to
explore the potential need for booster shots to ward off future strains of the virus.
Second quarter 2021 gross domestic product (GDP) growth
disappointed many economists at just 6.6% annualized, but
for the first time, overall real GDP exceeded pre-COVID-19
levels from the fourth quarter of 2019. Employment
improved, driving the unemployment rate to 5.2% in August
2021, down from a peak of 14.8% seen in April 2020.
Inflation picked up through the summer months of 2021
as global supply-chain bottlenecks and rising input prices
limited output growth that was met with pent-up demand for
goods.
The U.S. Federal Reserve (Fed) continued to support
monetary conditions by purchasing a large number of
U.S. Treasury (UST) bonds and backstopping many other
fixed income markets. However, with improving U.S.
economic fundamentals, by the end of August 2021, the
Fed began discussions of tapering asset purchases as the
first step toward normalizing monetary policy. The Biden
administration continued its talks with Congress on a number of large infrastructure projects that would partially be paid for with increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, there could be significant implications for the municipal
(muni) bond market, including additional bond issuance for
the projects and the potential for increased demand for tax-
exempt sources of income.
Strong demand for muni bonds continued throughout the
period under review, pushing ratios of 30-year muni bonds
versus UST yields in June 2021 to all-time lows. Although
these and other maturity ratios have since increased, they
remain at historically rich levels. In times of increased UST volatility throughout the six months, muni bond valuations
suffered declines only to rally once stability returned to the market. Muni issuers had projected severe budget deficits in
2020 and 2021, but these proved unfounded as consumer
spending recovered more quickly than anticipated, leading
to higher sales tax collections. Additionally, the U.S. federal government provided $350 billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021.
A strong U.S. housing market also provided support to local
and state governments as home price appreciation rates
reached historic highs.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +19.52%
total return for the period.
1
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +2.51% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.36% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+2.85% total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-
hold strategy. This means we generally hold securities in
each Fund’s portfolio for income purposes, rather than
trading securities for capital gains, although we may sell a security at any time if we believe it could help a fund meet its goal. When selecting securities for High Yield Tax-Free
Income Fund’s portfolio, we may consider existing market
conditions in our security selection process, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15–30 year maturity range for the long-term funds, 10 to 15 years for the
intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the period ended August
31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.22 on February 28, 2021, to
$12.35 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 12.1995 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.88%, based
on an annualization of the 1.9836 cents per share August
dividend and the maximum offering price of $12.63 on
August 31, 2021. An investor in the 2021 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.18% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six
months under review as we sought to maximize tax-free
income for shareholders. Please read the Investment
Strategy and Manager’s Discussion on page 4 for more
information.
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
*
Utilities 20.99%
Transportation 12.58%
Health Care 12.49%
State General Obligation 12.37%
Lease 8.69%
Refunded 7.94%
Education 7.25%
Special Tax 6.61%
Local 6.54%
Industrial Dev. Revenue and Pollution Control 2.45%
Housing 1.42%
Other Revenue Bonds 0.67%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
37
.

Performance Summary as of August 31, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +2.07% -0.23%
1-Year +2.27% -0.03%
5-Year +10.65% +1.58%
10-Year +33.31% +2.68%
Advisor
6-Month +2.19% +2.19%
1-Year +2.61% +2.61%
5-Year +11.60% +2.22%
10-Year +35.10% +3.05%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.88% 3.18% 0.36% 0.27% 0.61% 0.46%
Advisor 2.19% 3.70% 0.61% 0.52% 1.03% 0.88%
See page 7 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.121995
A1 $0.131463
C $0.096741
R6 $0.140906
Advisor $0.137738
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.80%
Advisor 0.46% 0.55%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does n ot include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,020.70 $3.56 $1,021.68 $3.57 0.70%
A1 $1,000 $1,021.50 $2.81 $1,022.42 $2.81 0.55%
C $1,000 $1,019.40 $5.63 $1,019.63 $5.63 1.11%
R6 $1,000 $1,022.20 $2.03 $1,023.19 $2.04 0.40%
Advisor $1,000 $1,021.90 $2.30 $1,022.93 $2.30 0.45%

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Franklin Federal Limited-Term Tax-Free Income Fund
This semiannual report for Franklin Federal Limited-Term
Tax-Free Income Fund covers the period ended August 31,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.56 on February 28, 2021, to
$10.61 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 3.8788 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 10 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 0.59% based
on an annualization of the 0.5368 cents per share August
dividend and the maximum offering price of $10.85 on
August 31, 2021. An investor in the 2021 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.00% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 15.70%
Industrial Dev. Revenue and Pollution Control 11.78%
State General Obligation 11.74%
Refunded 11.44%
Lease 10.40%
Education 9.35%
Health Care 8.09%
Utilities 5.86%
Transportation 5.71%
Special Tax 4.93%
Housing 3.22%
Other Revenue Bonds 1.78%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
63
.

Performance Summary as of August 31, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
10
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +0.84% -1.43%
1-Year +0.83% -1.44%
5-Year +7.51% +1.00%
10-Year +13.06% +1.00%
Advisor
5
6-Month +0.97% +0.97%
1-Year +0.99% +0.99%
5-Year +8.64% +1.67%
10-Year +15.19% +1.42%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 0.59% 1.00% 0.10% -0.04% 0.17% -0.07%
Advisor 0.87% 1.47% 0.35% 0.21% 0.59% 0.35%
See page 11 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
11
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.038788
A1 $0.044201
R6 $0.053806
Advisor $0.052315
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.66% 0.82%
Advisor 0.41% 0.57%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
12
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.40 $3.28 $1,021.94 $3.30 0.65%
A1 $1,000 $1,008.00 $2.77 $1,022.44 $2.79 0.55%
R6 $1,000 $1,009.80 $1.87 $1,023.34 $1.89 0.37%
Advisor $1,000 $1,009.70 $2.01 $1,023.20 $2.03 0.40%

13
franklintempleton.com
Semiannual Report
Franklin High Yield Tax-Free Income Fund
This semiannual report for Franklin High Yield Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.29 on February 28, 2021, to
$10.58 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 18.4907 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 14 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.35%, based
on an annualization of the 3.0671 cents per share August
dividend and the maximum offering price of $10.99 on
August 31, 2021. An investor in the 2021 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.66% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Special Tax 16.59%
Industrial Dev. Revenue and Pollution Control 15.34%
Health Care 13.96%
Transportation 13.94%
Refunded 9.38%
Utilities 7.49%
Local 5.90%
Housing 5.68%
Lease 4.03%
Education 3.88%
State General Obligation 2.59%
Exchange Traded Fund 0.69%
Other Revenue Bonds 0.53%
*
Does not include cash and cash equivalents.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
81
.

Performance Summary as of August 31, 2021
Franklin High Yield Tax-Free Income Fund
14
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
6-Month +4.64% +0.72%
1-Year +8.53% +4.46%
5-Year +19.59% +2.85%
10-Year +61.08% +4.48%
Advisor
6-Month +4.75% +4.75%
1-Year +8.87% +8.87%
5-Year +20.55% +3.81%
10-Year +63.17% +5.02%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 3.35% 5.66% 1.80% 1.79% 3.04% 3.02%
Advisor 3.73% 6.30% 2.11% 2.11% 3.56% 3.56%
See page 15 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
15
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a signifi-
cant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 6/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.184907
A1 $0.192916
C $0.162706
R6 $0.200803
Advisor $0.198271
Total Annual Operating Expenses
9
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
16
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,046.40 $4.10 $1,021.20 $4.05 0.80%
A1 $1,000 $1,047.20 $3.34 $1,021.94 $3.30 0.65%
C $1,000 $1,044.30 $6.14 $1,019.20 $6.07 1.19%
R6 $1,000 $1,048.80 $2.56 $1,022.71 $2.53 0.50%
Advisor $1,000 $1,047.50 $2.81 $1,022.46 $2.78 0.55%

17
franklintempleton.com
Semiannual Report
Franklin Massachusetts Tax-Free Income Fund
This semiannual report for Franklin Massachusetts Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.84 on February 28, 2021, to
$12.00 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 11.9082 cents per share for the reporting period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.74%, based on an
annualization of the 1.8046 cents per share August dividend
and the maximum offering price of $12.47 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Massachusetts personal income tax bracket of
45.80% (including 3.8% Medicare tax) would need to earn
a distribution rate of 3.21% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six-month period, Massachusetts’ economy
continued to recover as COVID-19 related restrictions
loosened and the number of vaccinated individuals
increased significantly. The commonwealth’s key education
and health services sectors saw increased signs of recovery.
Massachusetts’ unemployment rate began the period at
7.0% and ended at 5.0% compared with the 5.2% national
rate.
3
As Massachusetts’ economy recovered, revenue
collections increased, particularly income and sales taxes,
which provide most of the commonwealth’s funding. The
commonwealth’s fiscal year 2021 revenue growth exceeded
projections. Massachusetts’ net tax-supported debt was
$6,240 per capita and 7.8% of personal income, well above
the $1,039 and 1.9% national medians, respectively.
4
Federal aid and expanded unemployment benefits have
been key credit stabilizing factors. Independent credit
rating agency Moody’s Investors Service maintained
Massachusetts’ general obligations bonds’ Aa1 rating with
a stable outlook.
5
The rating reflected Moody’s view of the
commonwealth’s robust economic base, strong financial
management, healthy reserves and ability to access
Portfolio Composition
8/31/21
% of Total
Investments*
Education 30.19%
Transportation 13.40%
Health Care 12.26%
Special Tax 9.64%
Local 8.82%
Utilities 6.54%
Housing 5.86%
State General Obligation 5.69%
Refunded 4.68%
Lease 1.39%
Other Revenue Bonds 1.37%
Industrial Dev. Revenue and Pollution Control 0.16%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6 /2 4/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 127 .

Franklin Massachusetts Tax-Free Income Fund
18
franklintempleton.com
Semiannual Report
alternate sources of liquidity. Massachusetts’ highly educated workforce and high-income levels attract employers and
help service the commonwealth’s elevated long-term debt
burden. According to Moody’s, credit challenges facing
Massachusetts included combined debt and pension
liabilities that are the seventh highest in the nation relative to gross domestic product.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Massachusetts Tax-Free Income Fund
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.36% -1.48%
1-Year +2.27% -1.57%
5-Year +13.34% +1.75%
10-Year +41.76% +3.16%
Advisor
6-Month +2.49% +2.49%
1-Year +2.53% +2.53%
5-Year +14.32% +2.71%
10-Year +43.58% +3.68%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.74% 3.21% 0.55% 1.01%
Advisor 2.07% 3.82% 0.82% 1.51%
See page 20 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.119082
A1 $0.128248
C $0.094013
R6 $0.137150
Advisor $0.134358
Total Annual Operating Expenses
8
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
21
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,023.60 $4.41 $1,020.84 $4.41 0.87%
A1 $1,000 $1,024.40 $3.66 $1,021.59 $3.65 0.72%
C $1,000 $1,022.10 $6.44 $1,018.84 $6.43 1.26%
R6 $1,000 $1,026.00 $2.91 $1,022.33 $2.91 0.57%
Advisor $1,000 $1,024.90 $3.15 $1,022.09 $3.15 0.62%

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Semiannual Report
Franklin Municipal Green Bond Fund
This semiannual report for Franklin Municipal Green Bond
Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital.
1
Under normal
market conditions, the Fund invests at least 80% of its net
assets in municipal securities whose interest is free from
regular federal income taxes. In addition, the Fund invests at least 80% of its net assets in municipal green bonds, which
are bonds that promote environmental sustainability. There
is no regulation or universal framework for giving a bond a
“green” designation. We define green bonds as those whose
proceeds go toward renewable energy, energy efficiency,
pollution prevention, and other environmentally sustainable
uses listed in the prospectus.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.27 on February 28, 2021, to
$10.52 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 5.8169 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 24 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 0.84%, based
on an annualization of the 0.7391 cents per share August
dividend and the maximum offering price of $10.52 on
August 31, 2021. An investor in the 2021 maximum federal
income tax bracket of 37.00% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.42% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use a consistent, disciplined strategy in an effort
maximize tax-exempt income for our shareholders by
selecting securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments. We typically use a buy-and-hold strategy, which means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
During the six-month period under review, the Fund
invested in municipal bonds that supported environmental
sustainability and stewardship, while also delivering income that is exempt from federal taxes. Examples of the types of
projects in which the Fund invests include water and sewer
utility systems, stormwater management infrastructure,
energy efficiency projects, green buildings, land conservation and clean energy.
The strategy considers all U.S. tax-exempt municipal bond
offerings that carry the “Green Bond” designation in the
governing bond documents. We are focused on ensuring the
authenticity and intentionality of the Green Bond designation.
Issuers must demonstrate that bond proceeds are being
Portfolio Composition
8/31/21
% of Total
Investments*
*
Utilities 19.56%
Special Tax 14.75%
Local 13.09%
Education 12.63%
Transportation 11.70%
Lease 9.13%
Housing 6.88%
Other Revenue Bonds 5.49%
Health Care 3.37%
State General Obligation 2.16%
Industrial Dev. Revenue and Pollution Control 1.24%
*Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
135
.

Franklin Municipal Green Bond Fund
23
franklintempleton.com
Semiannual Report
used for projects or programs dedicated to environmental
sustainability. These projects and programs should generally fall into one of the 10 eligible categories outlined in the
Green Bond Principles (GBP), a set of voluntary guidelines
to ensure the integrity of the Green Bond designation. In
addition, the internal selection framework incorporates
disclosure and reporting policies, environmental impact, and external verification.
In addition, the strategy considers municipal bonds that
are not labeled Green Bonds but that provide funding to
environmentally-friendly projects and programs. From that
universe, we will determine whether individual issuers meet
the internal threshold for investment based on an internal
Green Bond selection framework. The internal methodology
ensures that the investment is aligned with the Fund’s
objective of investing in projects dedicated to promoting
environmental sustainability. Franklin recognizes the GBP
and encourages issuers to adhere to them. However, the
ultimate evaluation does not require strict adherence with the
GBP.
Thank you for your continued participation in Franklin
Municipal Green Bond Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Municipal Green Bond Fund
24
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +3.01% -0.86%
1-Year +2.89% -0.97%
Since Inception (10/1/19) +7.40% +1.75%
Advisor
6-Month +3.05% +3.05%
1-Year +2.93% +2.93%
Since Inception (10/1/19) +7.67% +3.93%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 0.84% 1.42% 0.30% -0.76% 0.51% -1.28%
Advisor 1.15% 1.94% 0.54% -0.51% 0.91% -0.86%
See page 25 for Performance Summary footnotes.

Franklin Municipal Green Bond Fund
Performance Summary
25
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Some sectors might be more likely to issue green bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. Green bonds may not result in direct environmental benefits and the issuer may not use proceeds as intended or to appropriate new or additional projects. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transporta-
tion. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Impacts on sectors more likely to issue green bonds may have a greater adverse effect on the Fund because the Fund focuses investments in green bonds. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 7/24/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 7/24/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
7/24/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.058169
C $0.051255
R6 $0.067124
Advisor $0.062698
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 3.86%
Advisor 0.46% 3.61%

Your Fund’s Expenses
Franklin Municipal Green Bond Fund
26
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,030.10 $2.77 $1,022.48 $2.76 0.54%
C $1,000 $1,029.40 $3.41 $1,021.85 $3.40 0.67%
R6 $1,000 $1,030.90 $2.30 $1,022.94 $2.29 0.45%
Advisor $1,000 $1,030.50 $2.30 $1,022.94 $2.29 0.45%

27
franklintempleton.com
Semiannual Report
Franklin New Jersey Tax-Free Income Fund
This semiannual report for Franklin New Jersey Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.46 on February 28, 2021, to
$11.67 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 13.6950 cents per share for the reporting period.
2
The Performance Summary beginning on page 29
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.29%, based on an
annualization of the 2.3106 cents per share August dividend
and the maximum offering price of $12.12 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and New Jersey personal income tax bracket of
51.55% (including 3.8% Medicare tax) would need to earn a
distribution rate of 4.73% from a taxable investment to match the Fund’s Class A tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 6-month period, New Jersey’s large, diverse and
wealthy economy expanded amid continued recovery from
the COVID-19 pandemic. New Jersey’s recovery has lagged
the broader U.S. due to relatively slow population growth and a high cost of living and doing business. However, its diverse employment base is less exposed to sectors vulnerable to
pandemic-related closures. New Jersey’s unemployment
rate began the period at 7.8% and ended at 7.2% compared
with the 5.2% national rate.
3
New Jersey will end fiscal year
(FY) 2021 with the highest ending fund balance in over
a decade, but the state’s FY 2022 budget faces a large
structural budget gap amid additional deficit borrowing
and higher pension distributions. New Jersey’s net tax-
supported debt was $4,569 per capita and 6.1% of personal
income, well above the $1,039 and 1.9% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service revised its A3 rating on New Jersey’s
general obligation debt, from a negative to a stable outlook.
5
Moody’s rating reflects New Jersey’s better-than-expected
revenue performance in FY 2021 and the expectation that
strong fund balances will support budget flexibility through the coronavirus recovery. According to Moody’s, challenges
included difficulty managing budget gaps, large structural
Portfolio Composition
8/31/21
% of Total
Investments*
Transportation 24.43%
Lease 17.96%
Education 17.74%
Health Care 17.12%
Local 7.20%
Refunded 6.40%
Housing 5.58%
Utilities 1.98%
State General Obligation 1.14%
Special Tax 0.45%
*
Does not include cash and cash equivalents.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/24/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
143
.

Franklin New Jersey Tax-Free Income Fund
28
franklintempleton.com
Semiannual Report
budget imbalance without a clear path to resolution and
large long-term liabilities and high fixed costs that limit future budget flexibilities.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin New Jersey Tax-Free Income Fund
29
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +3.04% -0.83%
1-Year +4.91% +0.97%
5-Year +14.39% +1.94%
10-Year +37.56% +2.85%
Advisor
6-Month +3.08% +3.08%
1-Year +5.17% +5.17%
5-Year +15.28% +2.88%
10-Year +39.34% +3.37%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.29% 4.73% 0.76% 1.57%
Advisor 2.64% 5.45% 1.04% 2.15%
See page 30 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
30
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.136950
A1 $0.145871
C $0.112675
R6 $0.154399
Advisor $0.151795
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
31
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,030.40 $4.19 $1,021.08 $4.17 0.82%
A1 $1,000 $1,030.30 $3.44 $1,021.82 $3.43 0.67%
C $1,000 $1,027.90 $6.23 $1,019.06 $6.20 1.22%
R6 $1,000 $1,031.00 $2.70 $1,022.55 $2.69 0.53%
Advisor $1,000 $1,030.80 $2.92 $1,022.33 $2.91 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
a
2021 2020
b
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.22 $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.26 0.27 0.15
Net realized and unrealized gains (losses) ........................ 0.13 (0.17) 0.43 0.11
Total from investment operations ................................. 0.25 0.09 0.70 0.26
Less distributions from:
Net investment income ....................................... (0.12) (0.26) (0.29) (0.15)
Net asset value, end of period ................................... $12.35 $12.22 $12.39 $11.98
Total return
e
................................................ 2.07% 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.79% 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
................... 0.70% 0.70% 0.71% 0.71%
Net investment income ........................................ 1.93% 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of period (000’s) ................................. $760,308 $629,566 $407,125 $182,330
Portfolio turnover rate ......................................... 8.74% 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.21 $12.38 $11.96 $11.94 $12.11 $12.50
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.28 0.30 0.32 0.31 0.31
Net realized and unrealized gains (losses) 0.13 (0.17) 0.43 0.02 (0.17) (0.40)
Total from investment operations ........ 0.26 0.11 0.73 0.34 0.14 (0.09)
Less distributions from:
Net investment income .............. (0.13) (0.28) (0.31) (0.32) (0.31) (0.30)
Net asset value, end of period .......... $12.34 $12.21 $12.38 $11.96 $11.94 $12.11
Total return
d
....................... 2.15% 0.87% 6.17% 2.91% 1.14% (0.70)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.65% 0.66% 0.65% 0.66% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
f
0.55%
f
0.56%
f
0.56%
f
0.65% 0.66%
Net investment income ............... 2.09% 2.26% 2.43% 2.71% 2.56% 2.48%
Supplemental data
Net assets, end of period (000’s) ........ $1,377,810 $1,403,417 $1,516,009 $1,575,494 $1,850,075 $1,929,083
Portfolio turnover rate ................ 8.74% 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.24 $12.42 $12.00 $11.98 $12.14 $12.53
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.21 0.23 0.26 0.25 0.24
Net realized and unrealized gains (losses) 0.14 (0.18) 0.43 0.02 (0.17) (0.39)
Total from investment operations ........ 0.24 0.03 0.66 0.28 0.08 (0.15)
Less distributions from:
Net investment income .............. (0.10) (0.21) (0.24) (0.26) (0.24) (0.24)
Net asset value, end of period .......... $12.38 $12.24 $12.42 $12.00 $11.98 $12.14
Total return
d
....................... 1.94% 0.24% 5.58% 2.34% 0.67% (1.26)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.20% 1.21% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.11%
f
1.10%
f
1.11%
f
1.11%
f
1.19% 1.21%
Net investment income ............... 1.54% 1.72% 1.88% 2.16% 2.02% 1.93%
Supplemental data
Net assets, end of period (000’s) ........ $81,058 $121,312 $203,994 $262,612 $358,228 $425,649
Portfolio turnover rate ................ 8.74% 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.24 $12.41 $11.99 $11.97 $12.28
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.30 0.32 0.34 0.20
Net realized and unrealized gains (losses) ........... 0.13 (0.18) 0.43 0.02 (0.32)
Total from investment operations .................... 0.27 0.12 0.75 0.36 (0.12)
Less distributions from:
Net investment income .......................... (0.14) (0.29) (0.33) (0.34) (0.19)
Net asset value, end of period ...................... $12.37 $12.24 $12.41 $11.99 $11.97
Total return
e
................................... 2.22% 1.03% 6.33% 3.06% (0.97)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.50% 0.50% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by affiliates ....... 0.40%
g
0.40%
g
0.40%
g
0.39%
g
0.48%
Net investment income ........................... 2.23% 2.41% 2.59% 2.88% 2.73%
Supplemental data
Net assets, end of period (000’s) .................... $463,446 $414,751 $410,541 $417,612 $672,199
Portfolio turnover rate ............................ 8.74% 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.24 $12.41 $11.99 $11.97 $12.13 $12.52
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.29 0.31 0.33 0.32 0.32
Net realized and unrealized gains (losses) 0.13 (0.17) 0.43 0.02 (0.16) (0.39)
Total from investment operations ........ 0.27 0.12 0.74 0.35 0.16 (0.07)
Less distributions from:
Net investment income .............. (0.14) (0.29) (0.32) (0.33) (0.32) (0.32)
Net asset value, end of period .......... $12.37 $12.24 $12.41 $11.99 $11.97 $12.13
Total return
d
....................... 2.19% 0.97% 6.27% 3.00% 1.32% (0.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.55% 0.56% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by
affiliates .......................... 0.45%
f
0.45%
f
0.46%
f
0.46%
f
0.55% 0.56%
Net investment income ............... 2.18% 2.36% 2.53% 2.81% 2.66% 2.58%
Supplemental data
Net assets, end of period (000’s) ........ $1,210,035 $1,153,049 $1,277,185 $1,103,570 $1,196,627 $1,986,241
Portfolio turnover rate ................ 8.74% 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 2,515,000 $ 68,760,100
Total Management Investment Companies (Cost $68,628,312) ....................
68,760,100
Principal
Amount
a a a a
Municipal Bonds 94.5%
Alabama 1.5%
Alabama Public School and College Authority , Revenue , 2014 B , Refunding , 5% ,
1/01/27 ......................................................... $ 25,000,000 28,322,483
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 631,816
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 625,799
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 556,560
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/39 .................................................... 2,250,000 2,659,773
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,839,370
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,904,465
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,458,457
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,586,302
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,727,775
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,995,283
59,308,083
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 2,061,573
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,564,742
3,626,315
Arizona 3.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 12,341,432
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,118,064
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,380,211
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 748,660
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 782,249
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,237,526
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,367,568
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,529,185
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,282,110
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,303,558

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... $ 600,000 $ 705,437
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 190,793
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 201,647
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 189,011
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 217,606
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 228,272
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 67,194
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 74,737
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 76,058
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 83,561
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 91,272
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 649,967
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 972,020
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 774,830
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,288,350
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,297,750
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 3,018,882
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,355,527
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,438,610
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,930,430
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 11,953,722
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,824,105
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 684,506
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 547,043
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 673,342
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 1,085,286
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,271,970
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,268,604
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 1,012,035
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,669,846
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 7,773,635
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,037,737
Revenue, 2015, Pre-Refunded, 5%, 7/01/27 .............................. 2,000,000 2,360,253
Revenue, 2015, Pre-Refunded, 5%, 7/01/28 .............................. 3,325,000 3,923,922
115,028,523
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,990,096
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,886,661
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,595,662
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,579,922
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,260,813

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ $ 1,000,000 $ 1,257,560
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,158,405
24,729,119
California 5.8%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,222,468
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,853,427
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 0.37% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 5,000,000 5,001,045
California State Public Works Board ,
Revenue, A, Refunding, 5.25%, 10/01/22 ................................ 3,300,000 3,313,438
Revenue, A, Refunding, 5.25%, 10/01/23 ................................ 5,365,000 5,386,847
Revenue, A, Refunding, 5.25%, 10/01/24 ................................ 3,000,000 3,012,216
Revenue, A, Refunding, 5.25%, 10/01/25 ................................ 3,000,000 3,012,216
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,682,049
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 834,302
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,605,081
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 12,392,114
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 12,835,083
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,729,355
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,061,353
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,735,863
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,912,659
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 5,054,721
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 10,015,814
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,049,685
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,529,874
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 25,154,108
GO, 5.25%, 10/01/24 ............................................... 9,780,000 9,820,565
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,025,788
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,143,441
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,020,697
GO, Refunding, 5%, 8/01/30 ......................................... 25,000,000 30,358,477
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 11,782,934
226,545,620
Colorado 1.9%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,552,889
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,715,967
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 836,226
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 915,336
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,296,674

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... $ 750,000 $ 967,816
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,283,969
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,405,541
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 5,000,000 6,367,073
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,742,642
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,637,440
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,457,434
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,554,749
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,982,099
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,702,779
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,520,808
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 15,093,404
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,264,164
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,698,035
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 551,534
74,546,579
Connecticut 3.0%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,311,749
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,303,973
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,938,856
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,471,709
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,312,619
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 292,675
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,544,777
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 910,209
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 809,935
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 936,331
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 708,879
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 232,932
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 298,409
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,365,508
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,324,629
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,837,382
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,177,775
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,956,925
GO, 2021 A, 3%, 1/15/34 ............................................ 3,000,000 3,381,575
GO, 2021 A, 3%, 1/15/38 ............................................ 5,000,000 5,519,144
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,885,117
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,234,335
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,962,675
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,631,934
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,659,977
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,977,730
114,987,759

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 8.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... $ 5,000,000 $ 6,496,169
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 2,072,345
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,447,625
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 3,019,571
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,317,338
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,658,817
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,266,954
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,759,132
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,875,873
City of Jacksonville ,
Revenue, 2012 A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,314,645
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,916,862
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,809,114
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,739,621
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,892,508
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,885,043
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 826,380
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 588,731
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,270,934
County of Lee ,
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/30 ........................ 10,000,000 13,276,844
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/31 ........................ 6,000,000 8,108,591
County of Miami-Dade ,
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,341,505
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,122,007
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,162,675
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,162,675
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,655,625
Water & Sewer System, Revenue, 2013 B, Pre-Refunded, 5%, 10/01/27 ........ 15,000,000 16,510,661
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28
1,240,000 1,364,881
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,282,017
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,910,655
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,938,358
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 204,150
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 329,906
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 268,474
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 278,766
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 283,225
JEA Water & Sewer System ,
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,716,818

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2014 A, 5%, 10/01/26 ....................................... $ 1,455,000 $ 1,635,166
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... 5,375,000 6,031,308
Revenue, 2014 A, 5%, 10/01/27 ....................................... 5,130,000 5,758,138
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,419,461
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,348,893
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 21,697,559
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,858,020
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,623,604
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,213,644
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,482,824
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,759,999
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,379,797
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,182,913
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 B , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................ 14,650,000 15,937,039
Palm Beach County Health Facilities Authority , Baptist Health South Florida Obligated
Group , Revenue , 2019 , 4% , 8/15/49 .................................... 11,895,000 13,700,736
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,713,174
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 .
17,290,000 17,357,642
c
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 515,202
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 13,342,295
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,206,313
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,900,512
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,318,596
315,458,330
Georgia 1.8%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,757,803
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,671,078
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,052,673
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,438,978
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,742,049
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 1,150,000 1,394,496
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 815,000 984,973
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 725,000 873,216
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 1,140,000 1,369,707
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,675,000 2,005,320
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,375,443
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,061,276
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,542,448
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,157,212
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,580,524

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ $ 2,000,000 $ 2,443,696
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,215,291
c
Main Street Natural Gas, Inc. , Revenue , 2021 C , 4% , 12/01/25 ................. 1,000,000 1,142,967
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,259,948
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 751,820
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 624,432
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,245,569
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 628,876
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 601,181
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 871,916
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 931,089
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,293,898
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 864,357
71,882,236
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 25,000,000 28,314,438
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 5,296,088
33,610,526
Illinois 4.9%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 5,560,000 6,647,671
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,930,697
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,849,312
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,306,509
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 3,029,256
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 2,222,795
City of Chicago , GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ..................
4,350,000 3,663,658
County of Cook ,
GO, A, Refunding, AGMC Insured, 5.25%, 11/15/22 ........................ 12,395,000 12,524,232
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,350,000 3,019,285
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 3,000,000 3,575,422
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 2,500,000 2,963,363
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 4,300,000 5,208,678
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/41 16,855,000 20,355,479
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 2,169,852
Metropolitan Pier & Exposition Authority ,
c
Revenue, 2022 A, Refunding, 3%, 6/15/25 ............................... 2,000,000 2,125,935
Revenue, B, Pre-Refunded, 5%, 6/15/23 ................................ 600,000 622,123
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 470,552
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 2,430,135
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,368,040
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 6,267,773
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,182,620
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 3,015,000 3,629,969
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,687,674

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2017 C, 5%, 11/01/29 ........................................... $ 3,675,000 $ 4,458,400
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 838,631
GO, 2017 D, 5%, 11/01/27 ........................................... 1,500,000 1,847,942
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 1,500,000 1,881,499
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,399,889
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,875,000 2,311,348
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,375,451
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,428,097
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,185,269
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 8,703,764
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,768,582
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 9,554,749
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,495,664
c
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,667,224
University of Illinois ,
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 5%, 4/01/29 .......... 11,000,000 14,182,206
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 5%, 4/01/30 .......... 8,000,000 10,522,354
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,641,558
190,513,657
Indiana 0.9%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,559,899
Indiana Finance Authority ,
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 3,005,485
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 12,281,477
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 18,238,816
35,085,677
Iowa 0.8%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 2,342,892
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,488,915
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,622,316
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,750,860
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,605,087
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 3,163,231
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,313,177
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 9,892,180
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,500,000 1,738,523
29,917,181
Kansas 0.2%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 9,093,162
Kentucky 1.0%
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,269,473
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,816,556
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,862,090
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,980,996
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,232,418

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ $ 2,000,000 $ 2,498,482
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,104,773
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,712,789
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,069,079
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,675,422
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,664,921
37,886,999
Louisiana 2.4%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,570,919
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,391,736
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,763,484
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,456,521
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,845,298
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,138,858
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,529,594
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 11,108,638
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 2,023,733
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 12,001
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,476,232
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 6,000
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,179,055
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 18,002
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,750,372
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,234,084
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,453,835
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,745,318
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,121,003
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,121,800
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,419,337
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 6,097,975
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,560,087
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,984,214
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,664,132
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,264,287
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,882,188
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,335,965
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,250,546
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 3,425,541
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,370,720
94,201,475

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ $ 1,000,000 $ 1,301,363
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,196,182
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,371,400
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 3,199,851
7,068,796
Maryland 2.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,222,132
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,588,198
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,543,507
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,951,259
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,872,067
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,201,291
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,202,313
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,692,396
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,613,215
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,177,505
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,592,952
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,878,098
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,718,300
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,387,444
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 550,965
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 354,603
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,499,623
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 9,114,339
84,160,207
Massachusetts 3.5%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,791,847
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 7,032,595
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,023,287
Revenue, 17A, 5%, 2/01/25 .......................................... 9,750,000 10,418,662
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,031,202
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 199,153
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 627,741
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 592,726
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 689,091
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 588,679
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,358,504
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,607,973
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,711,594

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts School Building Authority ,
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ $ 235,000 $ 245,731
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 5,765,000 6,033,947
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/25 ................... 1,870,000 1,956,316
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/25 ................... 9,105,000 9,529,764
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 517,605
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,792,079
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,353,960
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 12,642,233
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 6,283,974
138,028,663
Michigan 1.5%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,961,259
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,238,581
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,417,055
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,775,448
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 12,000,000 12,633,507
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,233,701
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,855,849
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. 5,100,000 6,060,570
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 170,327
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,395,528
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 3,383,813
Trinity Health Corp. Obligated Group, Revenue, 2012 MI, Refunding, 5%, 12/01/24 8,000,000 8,291,730
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,769,401
60,186,769
Mississippi 0.2%
d
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2021 A-5 , 4% , 6/01/46 .............................................. 8,143,623 8,282,809
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,842,107
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,720,458
Revenue, 2014 A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,140,872
Revenue, 2014 A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,621,497
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,182,733
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,519,075
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,815,563
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,681,416
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,290,477
42,814,198
Nevada 0.2%
Washoe County School District , GO , 2012 A , Refunding , 5% , 6/01/25 ............
6,130,000 6,349,287

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... $ 7,930,000 $ 8,052,417
New Jersey 5.2%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,513,108
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 5,946,527
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,367,961
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,261,558
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 6,016,339
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,934,438
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 541,687
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 874,051
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 698,665
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 722,302
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 1,109,691
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,328,888
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,598,453
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 2,138,815
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 A, AGMC Insured, 5.5%, 12/15/22 ......................... 11,465,000 12,251,483
Revenue, 2006 A, 5.5%, 12/15/22 ..................................... 25,000,000 26,688,042
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 27,643,419
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 2,000,000 2,395,565
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 4,000,000 4,773,826
c
Revenue, 2022 A, 4%, 6/15/40 ........................................ 10,000,000 11,538,307
c
Revenue, 2022 A, 4%, 6/15/42 ........................................ 7,000,000 8,029,136
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 2,149,301
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 332,754
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 409,469
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 413,238
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 415,606
GO, 2021, Refunding, BAM Insured, 5%, 7/15/30 .......................... 200,000 264,854
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 539,633
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 577,465
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,403,704
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 16,100,000 17,399,925
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,750,492
GO, 2020 A, 3%, 6/01/32 ............................................ 20,870,000 23,892,886
GO, 2020 A, 4%, 6/01/32 ............................................ 6,130,000 7,733,898
200,655,486
New York 10.7%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,675,465
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 11,147,150
GO, 2014 G, 5%, 8/01/22 ............................................ 8,000,000 8,359,645

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, 2014 G, 5%, 8/01/23 ............................................ $ 6,860,000 $ 7,499,781
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,317,644
GO, 2015 C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,577,115
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,668,977
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,550,556
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,437,327
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 6,040,283
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,127,156
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 8,476,479
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 9,439,609
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,437,217
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,259,795
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
5,000,000 5,241,118
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 26,418,515
Revenue, 2013 A, Pre-Refunded, 5%, 11/15/27 ........................... 3,500,000 3,786,681
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 9,143,555
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 24,993,097
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,892,366
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,604,688
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 2,307,114
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,899,392
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,469,610
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 6,045,000 7,160,876
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,225,588
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,257,430
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/29 1,500,000 1,929,692
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 10,692,874
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,761,774
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-1, Refunding, 5%, 11/01/23 ............. 11,500,000 11,592,498
Future Tax Secured, Revenue, 2012 C, Refunding, 5%, 11/01/24 .............. 7,620,000 7,681,290
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,738,978
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,570,211
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,694,850
c
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,338,063
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 285,000 286,132
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,695,383
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 11,569,897
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,621,774
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,770,439
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 8,324,455
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 12,764,224
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,442
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 13,057,795
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,794,113
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/24 ............ 7,000,000 7,240,613
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,744,350
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 6,448,970

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... $ 450,000 $ 580,942
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 514,115
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 256,886
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,561,194
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,175,274
Revenue, 2014, 5%, 9/01/35 ......................................... 20,000 25,309
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,765,739
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,605,458
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 11,058,697
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,643,716
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,814,615
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,418,617
416,159,608
North Carolina 0.5%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 11,722,860
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,633,971
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 143,067
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 352,131
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 539,238
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 609,432
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 432,564
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 870,000 892,209
20,325,472
Ohio 4.8%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 39,994,558
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 7,000,000 8,045,484
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,444,031
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 6,864,838
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,511,973
City of Cincinnati ,
GO, 2014 A, Pre-Refunded, 5%, 12/01/25 ............................... 2,000,000 2,073,179
GO, 2014 A, Pre-Refunded, 5%, 12/01/27 ............................... 2,000,000 2,073,179
GO, 2014 A, Pre-Refunded, 5%, 12/01/28 ............................... 2,350,000 2,435,985
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,319,567
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,626,150
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 6,956,092
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,085,507
County of Hamilton ,
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,769,052
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,657,142
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,421,888
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,523,785
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,312,842
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,239,094
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,548,868
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,548,868

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Kent State University, (continued)
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ $ 1,600,000 $ 1,652,126
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 10,781,240
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,394,160
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,391,789
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,383,218
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,628,735
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,244,299
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,270,488
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 1,060,762
186,258,899
Oregon 3.5%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,373,694
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,609,090
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 6,713,245
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,531,145
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,180,438
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,319,011
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,554,602
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,444,677
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 1,048,724
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,699,147
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 497,400
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 180,549
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 410,158
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 769,777
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 350,455
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 2,313,083
Port of Portland ,
Airport, Revenue, Twenty-Seven A, 5%, 7/01/34 ........................... 9,110,000 11,809,201
Airport, Revenue, Twenty-Seven A, 5%, 7/01/35 ........................... 6,565,000 8,492,871
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 12,074,453
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,820,232
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 11,466,601
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,460,531
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 4,037,286
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 16,000,000 19,092,768
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,672,457
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,672,458

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton, (continued)
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... $ 7,500,000 $ 8,508,686
136,102,739
Pennsylvania 3.1%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,388,122
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 727,676
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 741,268
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 878,176
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 860,284
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,177,007
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,331,083
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,987,393
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,637,074
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 14,741,041
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 9,110,903
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 4/01/39 ............................................. 4,000,000 4,694,770
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 5,969,458
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,512,425
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,735,060
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,271,604
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,877,812
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,854,976
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,366,478
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,506,349
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,931,510
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,820,785
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,990,310
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 238,562
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 368,064
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,464,828
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,954,659
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/50 ........................ 5,000,000 6,236,433
119,374,110
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,784,320
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,826,773
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 719,334
8,330,427
South Carolina 1.4%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,658,318
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,803,051

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
City of Anderson, (continued)
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ $ 2,825,000 $ 2,938,024
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,083,372
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 3,972,344
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,842,561
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,427,933
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 3,121,204
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 25,853,366
e
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,192,018
e
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 920,971
55,813,162
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,682,400
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 1,173,297
2,855,697
Tennessee 1.1%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,921,902
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,269,473
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,584,105
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 1,175,464
City of Memphis , GO , 2012 A , Refunding , 5% , 4/01/22 .......................
15,805,000 16,252,967
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,823,217
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 1,956,153
b
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 4,000,000 5,344,984
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 9,697,725
41,025,990
Texas 9.6%
c
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 1,077,470
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 4,473,395
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,119,972
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,233,752
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,404,823
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,879,925
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,126,340
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,248,265
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,200,149
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,196,871
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,145,367
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 6,953,124
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,651,656
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 22,227,635

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Houston, (continued)
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. $ 3,250,000 $ 4,043,049
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,592,901
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 31,557,400
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,447,454
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,715,626
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 9,610,547
Clear Creek Independent School District ,
GO, 2012 B, Pre-Refunded, 5%, 2/15/25 ................................ 11,370,000 11,622,657
GO, 2012 B, Pre-Refunded, 5%, 2/15/26 ................................ 12,060,000 12,327,990
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 504,272
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 130,564
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 79,420
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,373,426
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,548,048
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,328,728
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 975,010
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 919,166
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 553,479
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 736,669
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 794,713
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 730,280
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 784,985
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,234,674
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,854,704
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,140,817
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,136,179
e
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 154,614
GO, 2021, 2%, 9/01/29 ............................................. 155,000 153,180
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,474,732
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,784,860
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,588,583
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,299,876
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,299,875
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,296,382
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,732,123
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,602,609
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,162,473
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,322,916
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,832,752
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 758,155
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/38 ...... 1,000,000 1,189,775

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Education Facilities Corp., (continued)
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... $ 1,235,000 $ 1,465,261
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 1,000,000 1,180,758
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/41 ...... 1,000,000 1,178,292
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,660,090
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,430,162
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,206,434
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,102,984
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,248,379
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 1,500,000 1,913,209
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 8,250,000 10,699,026
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 7,250,000 9,562,377
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 2,250,000 3,012,461
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 3,054,407
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/23 ....... 20,000,000 21,547,814
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 22,487,564
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 22,465,450
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 15,773,266
375,322,341
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 3,563,999
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 472,588
4,036,587
Virginia 2.7%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 98,091
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 92,923
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 11,953,589
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,600,298
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,570,402
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,256,263
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 14,009,867
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 5,075,016
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014 B, Refunding, 5%, 10/01/26 ....... 26,155,000 30,024,428
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,230,016
Virginia Small Business Financing Authority ,
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
1/01/35 ........................................................ 3,000,000 3,682,969
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/36 ........................................................ 3,000,000 3,485,328
103,079,190
Washington 3.9%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,897,718
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,197,475
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,369,679
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,538,687

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
City of Seattle, (continued)
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ $ 5,300,000 $ 6,184,392
County of King ,
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,360,939
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,359,114
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 2,147,895
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,442,394
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/29 ......................... 2,600,000 2,934,500
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014 A, Refunding, 5%, 7/01/22 ...... 3,250,000 3,382,817
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 9,025,908
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,811,060
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,419,930
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 6,725,092
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 12,251,555
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 33,335,814
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 2,620,000 3,320,284
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,603,600
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,740,692
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,916,062
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,776,414
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,555,104
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,477,181
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,246,138
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,389,506
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,301,258
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,300,820
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,295,033
d
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/35 440,000 487,590
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,683,037
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,909,456
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,837,845
Washington State Housing Finance Commission , Revenue , 2021-1 , A , 3.5% , 12/20/35
6,975,760 8,197,423
153,422,412
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,453,841
Wisconsin 0.9%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 5,063,162
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,454,735
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 707,288
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 1,273,679
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 336,022

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... $ 200,000 $ 234,224
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 233,111
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,514,844
b,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 9,948,397
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 6,187,488
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 717,554
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,192,809
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 713,013
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 710,913
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,954,642
33,241,881
U.S. Territories 0.4%
District of Columbia 0.4%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,920,931
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 6,168,243
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 7,083,710
17,172,884
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. 1,000,000 1,179,087
Total U.S. Territories .................................................................... 18,351,971
Total Municipal Bonds (Cost $3,455,063,123) ...................................
3,678,174,200
Total Long Term Investments (Cost $3,523,691,435) .............................
3,746,934,300
a
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Colorado 0.1%
f
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 12/01/35 ................ 1,300,000 1,300,000
Michigan 0.1%
f
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.01% ,
6/01/34 ......................................................... 1,000,000 1,000,000
f
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.01% , 12/01/33 .................................. 4,990,000 4,990,000
5,990,000
Missouri 0.1%
f
Health & Educational Facilities Authority of the State of Missouri ,
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 3/01/40 ................................. 3,000,000 3,000,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
f
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The), Revenue, 2003 B, SPA US Bank NA, Daily VRDN and
Put, 0.01%, 2/15/33 .............................................. $ 1,935,000 $ 1,935,000
4,935,000
Total Municipal Bonds (Cost $12,225,000) ......................................
12,225,000
Total Short Term Investments (Cost $12,225,000 ) ................................
12,225,000
a
Total Investments (Cost $3,535,916,435) 96.6% ..................................
$3,759,159,300
Other Assets, less Liabilities 3.4% .............................................
133,497,962
Net Assets 100.0% ...........................................................
$3,892,657,262
See Abbreviations on page 174 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $40,052,624, representing 1.0% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.56 $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
...................................... 0.04 0.11 0.15 0.07
Net realized and unrealized gains (losses) ........................ 0.05 (0.03) 0.25 0.08
Total from investment operations ................................. 0.09 0.08 0.40 0.15
Less distributions from:
Net investment income ....................................... (0.04) (0.11) (0.16) (0.07)
Net asset value, end of period ................................... $10.61 $10.56 $10.59 $10.35
Total return
e
................................................ 0.84% 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.80% 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
................... 0.65% 0.64% 0.64% 0.65%
Net investment income ........................................ 0.72% 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of period (000’s) ................................. $335,718 $294,622 $158,939 $103,864
Portfolio turnover rate ......................................... 13.93% 19.85% 10.10% 64.94%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $10.60 $10.36 $10.29 $10.37 $10.45
Income from investment operations
b
:
Net investment income
c
............. 0.04 0.12 0.16 0.14 0.09 0.09
Net realized and unrealized gains (losses) 0.04 (0.03) 0.25 0.08 (0.09) (0.09)
Total from investment operations ........ 0.08 0.09 0.41 0.22 — —
Less distributions from:
Net investment income .............. (0.04) (0.12) (0.17) (0.15) (0.08) (0.08)
Net asset value, end of period .......... $10.61 $10.57 $10.60 $10.36 $10.29 $10.37
Total return
d
....................... 0.80% 0.85% 3.99% 2.11% 0.01% 0.04%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.71% 0.71% 0.73% 0.71% 0.70%
Expenses net of waiver and payments by
affiliates .......................... 0.55%
f
0.55%
f
0.54%
f
0.55%
f
0.63% 0.63%
Net investment income ............... 0.82% 1.14% 1.52% 1.33% 0.84% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $450,572 $468,057 $518,898 $582,767 $687,197 $810,811
Portfolio turnover rate ................ 13.93% 19.85% 10.10% 64.94% 40.13% 18.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.56 $10.59 $10.35 $10.28 $10.37
Income from investment operations
c
:
Net investment income
d
......................... 0.05 0.14 0.18 0.16 0.07
Net realized and unrealized gains (losses) ........... 0.05 (0.03) 0.25 0.07 (0.10)
Total from investment operations .................... 0.10 0.11 0.43 0.23 (0.03)
Less distributions from:
Net investment income .......................... (0.05) (0.14) (0.19) (0.16) (0.06)
Net asset value, end of period ...................... $10.61 $10.56 $10.59 $10.35 $10.28
Total return
e
................................... 0.98% 1.03% 4.18% 2.29% (0.32)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.54% 0.55% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.37%
g
0.37%
g
0.36%
g
0.36%
g
0.44%
Net investment income ........................... 0.99% 1.30% 1.70% 1.52% 1.03%
Supplemental data
Net assets, end of period (000’s) .................... $82,369 $70,227 $51,952 $47,182 $51,656
Portfolio turnover rate ............................ 13.93% 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $10.60 $10.35 $10.29 $10.37 $10.44
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.13 0.17 0.15 0.10 0.10
Net realized and unrealized gains (losses) 0.04 (0.02) 0.27 0.07 (0.08) (0.07)
Total from investment operations ........ 0.09 0.11 0.44 0.22 0.02 0.03
Less distributions from:
Net investment income .............. (0.05) (0.14) (0.19) (0.16) (0.10) (0.10)
Net asset value, end of period .......... $10.61 $10.57 $10.60 $10.35 $10.29 $10.37
Total return
d
....................... 0.97% 1.00% 4.14% 2.16% 0.16% 0.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.55% 0.56% 0.56% 0.58% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates .......................... 0.40%
f
0.40%
f
0.39%
f
0.40%
f
0.48% 0.48%
Net investment income ............... 0.97% 1.26% 1.67% 1.48% 0.99% 0.99%
Supplemental data
Net assets, end of period (000’s) ........ $576,970 $517,221 $291,452 $274,316 $247,708 $296,298
Portfolio turnover rate ................ 13.93% 19.85% 10.10% 64.94% 40.13% 18.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Shares
a
Value
a
Management Investment Companies 2.7%
Capital Markets 2.7%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,400,000 $ 38,276,000
Total Management Investment Companies (Cost $36,654,700) ....................
38,276,000
Principal
Amount
a a a a
Municipal Bonds 71.5%
Alabama 1.1%
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, 4%, 12/01/21 .............................. $ 435,000 439,038
Revenue, 2021 A, Refunding, 4%, 6/01/22 ............................... 340,000 349,469
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 512,696
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 425,740
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 439,446
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,068,892
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,986,433
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 369,311
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 484,039
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 803,370
15,878,434
Alaska 0.9%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 5% , 12/01/21 ...
1,000,000 1,012,056
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,600,239
12,612,295
Arizona 1.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,103,702
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,131,111
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.4%, 7/01/22 ........... 175,000 175,008
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 450,400
b
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 0.82% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 17,105,128
19,965,349
California 2.2%
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 411,236
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 425,995
b
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 14,240,647
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,156,261
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,506,950
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn., 4/01/22 .
10,000,000 9,991,299
31,732,388

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 0.7%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
$ 7,480,000 $ 7,828,214
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 442,693
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 338,458
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 372,580
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 466,228
9,448,173
Connecticut 0.0%
†
c
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 184,405
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 191,593
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 192,462
568,460
Delaware 0.4%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 5,072,182
Florida 1.9%
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,193,616
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ......
1,000,000 1,182,747
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,685,619
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,875,198
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 2,045,992
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,110,960
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,343,249
Revenue, Senior Lien, 2020, 5%, 8/01/27 ................................ 2,095,000 2,595,649
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................. 4,000,000 4,160,959
c
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/22 ..................... 190,000 192,372
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 179,938
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 235,000 244,099
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 187,932
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 229,769
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,064,415
27,292,514
Georgia 3.8%
b
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,249,503
d
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,600,000
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,838,335
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,768,012

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... $ 3,250,000 $ 3,262,283
b,d
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 2,001,080
b
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,149,737
Main Street Natural Gas, Inc. ,
b
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,721,695
c
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 523,368
c
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 785,228
c
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 819,764
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,550,641
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/22 ...... 300,000 315,564
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/23 ...... 300,000 329,368
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/24 ...... 400,000 457,181
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/25 ...... 425,000 502,100
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
12,375,000 13,234,670
55,108,529
Hawaii 2.1%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ...........................
10,000,000 10,566,887
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 4,040,000 4,628,264
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 5,165,000 6,134,256
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 7,225,000 8,845,470
30,174,877
Illinois 5.4%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,100,242
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 400,586
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 591,029
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 668,923
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,603,590
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. 5,000,000 5,294,070
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 1,101,786
b
Illinois Finance Authority ,
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.565%, 9/01/22 ................................................. 8,510,000 8,510,846
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,405,312
c
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 .. 2,500,000 2,607,065
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 2,000,000 2,407,939
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 895,891
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 11,747,990
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 7,166,272
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 525,000 658,525
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 466,630
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 770,449
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 476,032
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 2,272,280
c
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,506,059

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
University of Illinois ,
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/22 .......... $ 8,950,000 $ 9,099,294
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/25 .......... 11,660,000 12,751,039
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 837,000 837,574
78,339,423
Indiana 0.4%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,559,899
Indiana Finance Authority , Indianapolis Power & Light Co. , Revenue , 2021 B ,
Refunding , 0.65% , 8/01/25 ........................................... 4,500,000 4,494,130
6,054,029
Iowa 0.7%
Des Moines Independent Community School District , Revenue , 2018 , AGMC Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,086,890
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 0.375% , 6/01/30
715,000 716,094
10,802,984
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,961,707
Kentucky 2.0%
e
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... 3,375,000 3,372,488
Kentucky Asset Liability Commission , Kentucky Finance and Administration Cabinet ,
Revenue , 2021 A , Refunding , 4% , 11/01/21 .............................. 3,310,000 3,331,202
b
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,885,007
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,489,953
29,078,650
Louisiana 3.8%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 539,703
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 739,493
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 694,478
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 1,011,000 1,021,674
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 294,576
b
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 8,718,271
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
4,650,000 4,934,354
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 7,100,000 7,391,184
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 16,224,130
GO, 2019 A, 5%, 3/01/31 ............................................ 10,870,000 14,040,082
54,597,945
Maryland 3.2%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,957,410
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 446,013

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Cumberland, (continued)
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... $ 455,000 $ 531,923
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,217,883
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 15,080,093
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,870,343
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,870,343
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,870,343
45,844,351
Massachusetts 0.5%
b
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,572,795
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ 1,000,000 1,000,312
6,573,107
Michigan 0.7%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... 1,100,000 1,119,542
Michigan Finance Authority ,
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/27 ....................................................... 2,000,000 2,438,960
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 1.25%, 6/01/30 225,000 226,404
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
1,000,000 1,001,308
b
Michigan Strategic Fund , Waste Management of Michigan, Inc. , Revenue , 2001 ,
Mandatory Put , 0.58% , 8/01/24 ....................................... 3,300,000 3,303,809
State of Michigan , GO , 2020 A , 5% , 5/15/30 ...............................
1,350,000 1,816,760
9,906,783
Minnesota 1.3%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,003,679
b
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 6,012,384
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,758,226
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,213,644
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,242,811
19,230,744
Mississippi 0.0%
†
d
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2021 A-5 , 2.75% , 6/01/26 ............................................ 326,937 329,564
Missouri 0.2%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/22 ............... 350,000 357,715
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 298,224
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 331,937
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 571,204
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 475,451

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Development Finance Board, (continued)
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... $ 660,000 $ 794,027
2,828,558
Montana 0.4%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018 C ,
Refunding , Mandatory Put , 0.57% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 6,090,000 6,098,027
Nevada 0.7%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,973,450
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,229,508
b,d
State of Nevada Department of Business & Industry , DesertXpress Enterprises LLC ,
Revenue , 144A, 2020 A , Mandatory Put , 0.25% , 2/01/22 .................... 5,000,000 5,001,378
10,204,336
New Hampshire 0.3%
b
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 0.395% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 5,001,218
New Jersey 8.0%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,565,891
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,091,100
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,132,064
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,728,217
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,763,910
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,787,972
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,488,412
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,233,250
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,326,511
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 31,053,315
New Jersey Economic Development Authority ,
f
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 6,360,578
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 8,014,281
f
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.62%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,346,481
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 9,432,870
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 10,412,840
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/22 ..................................... 130,000 135,479
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 326,628
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 453,242
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,095,988
GO, 2020 A, 5%, 6/01/29 ............................................ 3,000,000 3,907,293
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 6,191,297
115,847,619

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 4.8%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. $ 4,750,000 $ 4,757,250
City of New York , GO , 2019 A , Refunding , 5% , 8/01/22 .......................
5,000,000 5,224,778
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,912,627
Metropolitan Transportation Authority ,
b
Revenue, 2012 G-4, Refunding, Mandatory Put, 0.614%, 11/01/22 ............. 6,240,000 6,267,097
Revenue, 2017 D, Refunding, 5%, 11/15/25 .............................. 3,775,000 4,473,700
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,800,738
b,c
New York City Housing Development Corp. , Revenue , 2021 H , Mandatory Put , 0.12% ,
3/15/22 ......................................................... 4,000,000 3,999,907
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,109,991
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,153,493
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 3/01/28 .. 1,350,000 1,707,440
c
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 779,354
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 6,104,451
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,512,299
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,824,238
New York State Housing Finance Agency , Revenue , 2020 F , 1.1% , 11/01/26 .......
2,860,000 2,914,750
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 587,920
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,596,961
69,726,994
North Carolina 0.8%
City of Charlotte , COP , 2013 B , 3% , 6/01/22 ...............................
2,740,000 2,746,451
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,370,746
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,180,522
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 1,033,020
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,681,316
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,893,612
11,905,667
North Dakota 0.3%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 5,013,202
Ohio 3.2%
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ...............
9,090,000 9,155,582
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011 A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,129,294
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,255,890
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,950,271
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 11,105,316
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
2,560,000 2,779,346
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 723,548
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 668,453
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 1,002,204
45,769,904

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma 0.5%
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. $ 1,000,000 $ 1,051,544
Oklahoma State University ,
Revenue, 2021 A, Refunding, 5%, 9/01/21 ............................... 880,000 880,000
Revenue, 2021 A, Refunding, 5%, 9/01/23 ............................... 705,000 773,120
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,010,000
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,571,716
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,280,332
7,566,712
Oregon 0.8%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 935,656
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,351,123
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 3,281,547
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,296,577
11,864,903
Pennsylvania 3.9%
Albert Gallatin Area School District , GO , 2020 B , AGMC Insured , 4% , 9/01/27 ......
1,130,000 1,328,368
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 164,044
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 564,885
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 580,266
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 700,887
b
Delaware Valley Regional Finance Authority , Revenue , 2018 B , Mandatory Put , 0.44% ,
( SIFMA Municipal Swap Index + 0.42% ), 9/01/22 .......................... 2,500,000 2,496,950
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 1.127% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,120,907
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,147,389
Pennsylvania Economic Development Financing Authority ,
b
Republic Services, Inc., Revenue, 2019 A, Refunding, Mandatory Put, 0.2%,
10/15/21 ....................................................... 3,500,000 3,500,003
b
Republic Services, Inc., Revenue, 2019 B-1, Mandatory Put, 0.2%, 10/15/21 ..... 1,000,000 1,000,001
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,535,820
b
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 0.42%, 6/03/24 ..... 6,000,000 6,004,288
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 588,506
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 724,071
f
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 0.38% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... 7,750,000 7,785,538
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 309,029
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 399,546
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,634,833
56,585,331
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/22 ................................... 400,000 406,599

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
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a
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a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
City of Providence, (continued)
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... $ 475,000 $ 503,247
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 550,491
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 569,422
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 585,368
2,615,127
South Carolina 0.3%
e
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,591,061
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 2,014,951
3,606,012
Tennessee 1.9%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,826,414
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,534,822
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,272,359
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/22 ....................................... 175,000 184,645
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 274,849
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 285,090
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 412,244
26,790,423
Texas 6.3%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 3,130,836
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,953,982
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,233,305
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,976,254
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2017 ,
Refunding , PSF Guaranty , 4% , 8/15/22 ................................. 3,200,000 3,317,933
Comal Independent School District , GO , 2017 , PSF Guaranty , 5% , 2/01/22 ........
2,250,000 2,295,482
Cypress-Fairbanks Independent School District , GO , 2013 , Refunding , PSF Guaranty ,
5% , 2/15/22 ...................................................... 7,320,000 7,482,531
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 30,887,843
e
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 142,695
GO, 2021, 2%, 9/01/25 ............................................. 145,000 147,842
GO, 2021, 2%, 9/01/26 ............................................. 150,000 152,290
GO, 2021, 2%, 9/01/27 ............................................. 155,000 156,113
b
Mission Economic Development Corp. , Republic Services, Inc. , Revenue , 2020 A ,
Mandatory Put , 0.2% , 11/01/21 ....................................... 12,000,000 11,999,610
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,410,970
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,363,434
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,441,717
b
Texas Transportation Commission State Highway Fund , Revenue, First Tier , 2016 B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,009,350
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,272,617
91,374,804

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
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a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.5%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. $ 1,000,000 $ 1,130,471
Airport, Revenue, 2021 A, 5%, 7/01/25 .................................. 1,300,000 1,520,881
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 2,250,000 2,716,994
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,306,278
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 500,828
7,175,452
Virginia 1.2%
Virginia College Building Authority , Revenue , 2012 A , Pre-Refunded , 4% , 2/01/29 ...
15,375,000 15,623,701
Virginia Small Business Financing Authority ,
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 247,419
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 315,977
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 236,143
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 250,482
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 258,839
16,932,561
Washington 4.1%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,156,904
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,201,410
Clark County School District No. 37 Vancouver ,
GO, 2021, 4%, 12/01/21 ............................................. 2,250,000 2,271,737
GO, 2021, 4%, 12/01/22 ............................................. 3,575,000 3,748,412
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,444,371
King County School District No. 410 Snoqualmie Valley , GO , 2017 , Refunding , 5% ,
12/01/21 ........................................................ 2,455,000 2,485,033
King County School District No. 414 Lake Washington , GO , 2020 , 4% , 12/01/21 ....
1,415,000 1,428,777
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,355,720
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,885,073
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,858,511
State of Washington ,
GO, 2012 D, Pre-Refunded, 5%, 2/01/34 ................................ 6,545,000 6,677,947
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 7,340,000 7,638,693
GO, R-2015 D, Refunding, 5%, 7/01/28 ................................. 3,985,000 4,598,105
b
University of Washington , Revenue , 2019 A , Mandatory Put , 5% , 5/01/22 ......... 5,000,000 5,040,554
d
Washington Health Care Facilities Authority , Seattle Cancer Care Alliance Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 373,982
59,165,229
West Virginia 0.1%
b
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 998,473
Wisconsin 0.3%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,010,704
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 721,252 734,961
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 170,555
d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,671,000 2,663,300
4,579,520

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... $ 800,000 $ 850,038
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 646,397
1,496,435
Total Municipal Bonds (Cost $999,622,642) .....................................
1,033,718,995
Total Long Term Investments (Cost $1,036,277,342) .............................
1,071,994,995
a
a a a a
Short Term Investments 24.6%
Municipal Bonds 24.6%
Arizona 1.2%
g
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 16,600,000 16,600,000
California 3.2%
g
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue , 2008
D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 .......... 10,800,000 10,800,000
g
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.01%, 5/15/48 .................. 16,300,000 16,300,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 12,400,000 12,400,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... 6,150,000 6,150,000
45,650,000
Colorado 1.4%
g
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 3,500,000 3,500,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 8,350,000 8,350,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/31 ................................................. 7,830,000 7,830,000
19,680,000
Florida 2.0%
g
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.01% , 5/01/29 ....................................... 6,000,000 6,000,000
g
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.01% , 7/15/22 ............................................. 23,400,000 23,400,000
29,400,000
Georgia 0.3%
g
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.01% , 7/01/35 ................................... 4,400,000 4,400,000
Maryland 1.9%
g
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 11,750,000 11,750,000
g
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.01% , 7/01/41 ............................................. 16,240,000 16,240,000
27,990,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Michigan 0.6%
g
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.01% , 12/01/33 .................................. $ 2,100,000 $ 2,100,000
g
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ..
7,120,000 7,120,000
9,220,000
Minnesota 2.0%
g
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. 8,700,000 8,700,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 20,520,000 20,520,000
29,220,000
Missouri 0.6%
g
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.01% , 3/01/40 ................................................... 8,900,000 8,900,000
New York 4.9%
g
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.01% , 4/01/36 ................................................... 4,600,000 4,600,000
g
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 11/01/31 ........... 10,820,000 10,820,000
g
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 4,200,000 4,200,000
g
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 6/15/50 ...................................... 7,800,000 7,800,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.02%, 6/15/49 ...................................... 7,200,000 7,200,000
g
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2013 C-4, Refunding, SPA JPMorgan Chase Bank
NA, Daily VRDN and Put, 0.01%, 11/01/36 ............................. 4,500,000 4,500,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 8/01/42 ...................................... 24,500,000 24,500,000
g
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.01%, 1/01/32 .............................................. 3,100,000 3,100,000
Revenue, 2002 F, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.01%,
11/01/32 ....................................................... 3,080,000 3,080,000
Revenue, 2005 B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.02%, 1/01/32 .............................................. 1,200,000 1,200,000
71,000,000
North Carolina 0.3%
g
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.02% ,
10/01/35 ........................................................ 3,600,000 3,600,000
Ohio 1.2%
g
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.01% , 6/01/34 ........................... 16,970,000 16,970,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Oregon 0.3%
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.01% , 8/01/34 ............ $ 2,000,000 $ 2,000,000
g
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.01% , 6/01/39 ................................................... 3,100,000 3,100,000
5,100,000
Pennsylvania 0.4%
g
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.01% , 12/01/37 ............................................... 5,100,000 5,100,000
Tennessee 1.4%
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.01% , 6/01/42 ................................... 20,260,000 20,260,000
Virginia 2.9%
g
Albermarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% ,
10/01/48 ........................................................ 36,050,000 36,050,000
g
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... 6,395,000 6,395,000
42,445,000
Total Municipal Bonds (Cost $355,535,000) .....................................
355,535,000
Total Short Term Investments (Cost $355,535,000 ) ...............................
355,535,000
a
Total Investments (Cost $1,391,812,342) 98.8% ..................................
$1,427,529,995
Other Assets, less Liabilities 1.2% .............................................
18,099,868
Net Assets 100.0% ...........................................................
$1,445,629,863
See Abbreviations on page 174 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $16,388,451, representing 1.1% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
f
The coupon rate shown represents the rate at period end.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.29 $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
...................................... 0.18 0.40 0.39 0.20
Net realized and unrealized gains (losses) ........................ 0.29 (0.19) 0.56 (0.04)
Total from investment operations ................................. 0.47 0.21 0.95 0.16
Less distributions from:
Net investment income ....................................... (0.18) (0.38) (0.42) (0.20)
Net asset value, end of period ................................... $10.58 $10.29 $10.46 $9.93
Total return
e
................................................ 4.64% 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
................................................. 0.80%
h
0.79% 0.79% 0.81%
Net investment income ........................................ 3.44% 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of period (000’s) ................................. $1,491,198 $1,177,730 $900,342 $343,683
Portfolio turnover rate ......................................... 6.20% 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.28 $10.45 $9.92 $9.94 $10.25 $10.57
Income from investment operations
b
:
Net investment income
c
............. 0.19 0.42 0.40 0.43 0.43 0.46
Net realized and unrealized gains (losses) 0.29 (0.20) 0.56 (0.01) (0.30) (0.33)
Total from investment operations ........ 0.48 0.22 0.96 0.42 0.13 0.13
Less distributions from:
Net investment income .............. (0.19) (0.39) (0.43) (0.44) (0.44) (0.45)
Net asset value, end of period .......... $10.57 $10.28 $10.45 $9.92 $9.94 $10.25
Total return
d
....................... 4.72% 2.30% 9.90% 4.33% 1.30% 1.21%
Ratios to average net assets
e
Expenses ......................... 0.65%
f,g
0.65%
f
0.64%
f
0.66%
f
0.66% 0.64%
Net investment income ............... 3.61% 4.14% 3.97% 4.38% 4.22% 4.36%
Supplemental data
Net assets, end of period (000’s) ........ $3,787,194 $3,756,501 $4,196,856 $4,174,968 $4,608,917 $5,030,901
Portfolio turnover rate ................ 6.20% 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.49 $10.66 $10.12 $10.13 $10.44 $10.76
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.36 0.36 0.39 0.38 0.41
Net realized and unrealized gains (losses) 0.30 (0.19) 0.56 (0.01) (0.30) (0.34)
Total from investment operations ........ 0.46 0.17 0.92 0.38 0.08 0.07
Less distributions from:
Net investment income .............. (0.16) (0.34) (0.38) (0.39) (0.39) (0.39)
Net asset value, end of period .......... $10.79 $10.49 $10.66 $10.12 $10.13 $10.44
Total return
d
....................... 4.43% 1.71% 9.27% 3.77% 0.71% 0.62%
Ratios to average net assets
e
Expenses ......................... 1.19%
f,g
1.19%
f
1.19%
f
1.21%
f
1.21% 1.19%
Net investment income ............... 2.99% 3.53% 3.42% 3.83% 3.67% 3.81%
Supplemental data
Net assets, end of period (000’s) ........ $287,698 $359,050 $488,258 $558,728 $870,227 $1,025,186
Portfolio turnover rate ................ 6.20% 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.33 $10.50 $9.97 $9.98 $10.31
Income from investment operations
c
:
Net investment income
d
......................... 0.20 0.43 0.42 0.45 0.27
Net realized and unrealized gains (losses) ........... 0.30 (0.19) 0.56 (0.01) (0.34)
Total from investment operations .................... 0.50 0.24 0.98 0.44 (0.07)
Less distributions from:
Net investment income .......................... (0.20) (0.41) (0.45) (0.45) (0.26)
Net asset value, end of period ...................... $10.63 $10.33 $10.50 $9.97 $9.98
Total return
e
................................... 4.88% 2.43% 10.01% 4.55% (0.68)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.50% 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.50%
g
0.50%
g
0.50%
g
0.52%
h
0.51%
Net investment income ........................... 3.72% 4.25% 4.11% 4.52% 4.37%
Supplemental data
Net assets, end of period (000’s) .................... $200,305 $157,328 $127,806 $90,752 $152,255
Portfolio turnover rate ............................ 6.20% 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.33 $10.50 $9.97 $9.98 $10.30 $10.61
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.43 0.42 0.45 0.44 0.47
Net realized and unrealized gains (losses) 0.29 (0.20) 0.55 (0.01) (0.31) (0.32)
Total from investment operations ........ 0.49 0.23 0.97 0.44 0.13 0.15
Less distributions from:
Net investment income .............. (0.20) (0.40) (0.44) (0.45) (0.45) (0.46)
Net asset value, end of period .......... $10.62 $10.33 $10.50 $9.97 $9.98 $10.30
Total return
d
....................... 4.75% 2.39% 9.97% 4.52% 1.29% 1.39%
Ratios to average net assets
e
Expenses ......................... 0.55%
f,g
0.54%
f
0.54%
f
0.56%
f
0.56% 0.54%
Net investment income ............... 3.69% 4.22% 4.07% 4.48% 4.32% 4.46%
Supplemental data
Net assets, end of period (000’s) ........ $1,338,270 $1,229,100 $1,166,057 $994,336 $1,070,254 $1,898,648
Portfolio turnover rate ................ 6.20% 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Shares
a
Value
a
Management Investment Companies 1.2%
Capital Markets 1.2%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 1,455,000 $ 39,306,825
VanEck Vectors High Yield Muni ETF .................................... 775,000 49,220,250
88,527,075
Total Management Investment Companies (Cost $86,345,723) ....................
88,527,075
Principal
Amount
a a a a
Municipal Bonds 97.0%
Alabama 2.5%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... $ 7,350,000 5,271,483
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,893,781
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,567,781
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,858,325
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,831,082
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,912,075
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,212,643
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,022,711
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,581,629
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 77,363,453
Cullman County Health Care Authority , Cullman Regional Medical Center, Inc. ,
Revenue , 2009 A , 7% , 2/01/36 ........................................ 5,000 5,012
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,288,161
175,808,136
Arizona 1.3%
b
Arizona Industrial Development Authority ,
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 295,838
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/51 ............................................ 500,000 552,889
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/56 ............................................ 475,000 521,684
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,600,370
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 1,000,000 1,194,849
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,532,535
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,316,109
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,182,008
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,165,739
b
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ 5,000,000 6,127,595
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 12,038,523
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 7,109,295
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,682,472
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 2,134,839
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 5,406,659
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 3,113,450
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,677,062

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Tempe Industrial Development Authority, (continued)
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ $ 8,000,000 $ 8,685,416
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 14,200,000 14,199,377
91,536,709
California 18.6%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 17,908,788
b
California Community Housing Agency ,
Revenue, Junior Lien, 144A, 2021 A, 4%, 8/01/51 ......................... 10,000,000 10,741,387
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 12,282,914
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,995,000 10,055,781
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 13,642,856
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 12,000,000 13,470,824
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 32,935,096
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 2,815,000 2,820,166
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 20,092,199
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,904,726
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,250,049
b
California Pollution Control Financing Authority ,
c
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 15,925,000
c
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 9,366,922
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,550,000 5,010,306
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,194,090
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,616,175
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 1,250,000 1,460,095
California State Public Works Board , Revenue , 2012 A , Refunding , 5% , 4/01/30 ....
17,785,000 18,288,524
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 8,365,563
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 23,285,730
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,374,113
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,410,047
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 4,053,459
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,503,522
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,190,584
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 15,000,000 15,269,281
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,043,487
b
CMFA Special Finance Agency VIII , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/47 ......................................................... 3,000,000 3,226,129
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,206,815
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,241,149
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,208,617
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,203,502
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,197,295
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,182,895

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority ,
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... $ 8,000,000 $ 8,847,795
Altana Apartments, Revenue, 144A, 2021 A-2, 4%, 10/01/56 ................. 8,000,000 8,705,859
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 2,000,000 2,155,420
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 10,201,160
Pasadena Portfolio, Revenue, 144A, 2021 B, 4%, 12/01/56 .................. 2,500,000 2,730,593
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 13,545,891
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,758,770
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,757,741
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 30,215,000 34,919,802
Revenue, Junior Lien, C, Pre-Refunded, 6.25%, 1/15/33 ..................... 17,580,000 19,920,782
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 B, Zero Cpn., 6/01/47 ................................... 50,000,000 11,322,300
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. 20,000,000 20,666,570
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 30,050,000 38,088,065
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 31,462,538
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 32,877,954
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... 3,750,000 3,750,000
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,365,032
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,075,946
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 1,046,011
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,722,780
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 529,566
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 565,767
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 A, 5.75%, 6/01/44 ............................ 6,065,000 6,541,102
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 3,277,266
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 4,389,875
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 3,182,722
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 4,321,888
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 43,621,933
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 32,747,361
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.75%, 1/15/45 ............................. 35,834,000 53,571,461
Revenue, 1997 A, Refunding, 5.75%, 1/15/46 ............................. 35,834,000 53,954,641
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,479,488
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,765,845
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 128,688,525
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 133,162,725
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 22,458,154
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 28,023,540
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 45,596,972
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 23,926,478
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,886,072
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,596,584

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
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Principal
Amount
a
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a a a a a
Municipal Bonds
(continued)
California (continued)
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... $ 15,000,000 $ 6,624,192
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 6,955,014
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 12,420,507
State of California , GO , 5% , 10/01/41 ....................................
10,000,000 10,038,804
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,908,280
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,579,174
1,320,163,031
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 4,137,897
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,964,135
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,972,638
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 4,589,983
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 3,208,591
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,654,776
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,638,999
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,245,000 2,420,281
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/42 ........................................... 555,000 598,233
GO, 2021 A, 5%, 12/01/51 ........................................... 1,000,000 1,073,058
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 2,197,413
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,848,335
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 694,921
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,738,984
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 555,453
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,572,471
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 2,211,179
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,473,389
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,739,295
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 794,778
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,405,380
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 29,491,970
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 639,990
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 1,100,364
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,337,362
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,726,108
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,648,341
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,881,894
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,164,927
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 4,525,000 5,253,730

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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(continued)
Colorado (continued)
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
$ 1,760,000 $ 1,934,643
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,129,803
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,111,804
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,480,253
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 969,321
b
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,701,320
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,692,178
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,655,378
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,163,886
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,787,402
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,689,973
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 612,544
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,738,158
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 658,579
GO, 2019 A, 5%, 8/01/49 ............................................ 540,000 591,966
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,588,806
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 1,140,371
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,709,673
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 833,294
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,099,408
b
Jay Grove Metropolitan District , GO , 144A, 2021 , 4.25% , 12/01/51 .............. 1,225,000 1,226,630
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 613,470
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,200,937
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 713,462
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 2,098,145
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , Refunding , 5% , 12/01/45 ....
3,020,000 3,125,650
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 565,904
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 820,343
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 614,971
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,616,944
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,080,996
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 543,477
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 788,333
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 521,757
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 656,210
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,477,491
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,615,000 1,733,033
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,897,774
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 93,861,920
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 687,227
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,671,181

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
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(continued)
Colorado (continued)
Reunion Metropolitan District , Revenue , 2021 A , 3.625% , 12/01/44 ..............
$ 2,000,000 $ 2,003,945
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 2,156,595
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,178,306
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,553,349
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 3,014,540
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,594,212
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 838,334
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,344,540
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 2,197,008
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 1,089,942
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 551,125
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,285,997
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,918,847
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,455,066
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,247,018
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,972,429
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 649,594
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 1,081,340
363,371,677
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 1,121,251
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,774,370
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 6,316,134
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 14,812,638
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,248,680
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 3,129,659
36,402,732
Florida 10.8%
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 225,000 225,350
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 250,341
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 471,939
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 483,480
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 275,374
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 517,125
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 584,426
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 550,000 591,998
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,395,000 1,479,936
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 200,180
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 501,015
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 1,030,000 1,032,526
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 1,100,000 1,151,163
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 240,000 240,184
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 320,651
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 875,000 877,146

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
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(continued)
Florida (continued)
b
Astonia Community Development District, (continued)
North Parcel Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 .... $ 750,000 $ 784,884
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 360,927
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 537,582
Assessment Area Three, Special Assessment, 2021, 3%, 5/01/32 .............. 200,000 203,075
Assessment Area Three, Special Assessment, 2021, 3.375%, 5/01/41 .......... 500,000 512,672
Assessment Area Three, Special Assessment, 2021, 4%, 5/01/51 .............. 500,000 532,932
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 224,641
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 614,352
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 930,789
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 468,040
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 1,500,000 1,509,939
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,000,000 2,111,574
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 260,048
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 842,287
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,655,296
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 260,052
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,999,752
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,671,475
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 418,426
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 950,460
b
Bannon Lakes Community Development District ,
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 721,760
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 817,578
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 3,126,182
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,885,977
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,839,861
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 340,225
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,461,063
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,061,313
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 253,083
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 411,631
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,295,402
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,578,605
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 395,000 399,141
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 460,296
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 1,201,655
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,434,718
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 300,614
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 1,000,000 1,002,459
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,445,000 1,517,067
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,659,755
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/34 ............................................ 2,000,000 2,493,976
Capital Trust Agency, Inc. ,
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 102,834
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 450,000 493,677

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Trust Agency, Inc., (continued)
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... $ 540,000 $ 583,749
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 445,000 477,139
b
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 11,145,000 7,011,684
b
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 5,925,237
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 961,711
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,270,000 1,431,156
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,687,455
b
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,439,754
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,346,743
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 4,095,219
b
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 37,648,233
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 100,000 106,619
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 1,237,543
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 4,098,590
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 99,998
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 239,994
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 590,229
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 896,699
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 195,000 195,919
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,332,358
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,323,687
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 2,129,402
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 263,042
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 886,524
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 1,181,108
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 485,000 492,639
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 723,186
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,926,631
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 3,181,733
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 565,375
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,913,190
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,869,137
Hodges University, Inc., Revenue, 2013, Pre-Refunded, 6.125%, 11/01/43 ....... 10,035,000 11,276,152
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 615,554
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 794,867
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 862,371
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 838,867
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 281,581
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 522,955
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 200,412
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 852,102
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,059,183

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... $ 3,100,000 $ 3,342,234
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 6,178,977
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 261,673
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 844,759
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,237,951
b
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 306,375
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,255,067
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,285,833
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 155,000 156,816
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 220,000 226,976
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 365,000 378,114
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 6,255,348
b
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 410,000 413,112
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 437,873
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 1,185,566
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 793,385
East 547 Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.5%, 5/01/26 ............. 160,000 160,668
Assessment Area One, Special Assessment, 2021, 3%, 5/01/31 ............... 140,000 141,542
Assessment Area One, Special Assessment, 2021, 3.3%, 5/01/41 ............. 600,000 607,431
Assessment Area One, Special Assessment, 2021, 4%, 5/01/51 ............... 830,000 873,494
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 259,676
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 764,233
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 800,466
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 330,000 332,156
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 507,236
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,300,354
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,593,251
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 114,531
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 321,582
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 529,105
Edgewater East Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 525,000 532,046
Special Assessment, 2021, 3.1%, 5/01/31 ............................... 700,000 722,854
Special Assessment, 2021, 3.6%, 5/01/41 ............................... 2,625,000 2,735,987
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,825,000 2,992,121
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 900,910
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,219,094
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,762,566
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 300,000 302,746
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 357,514
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,710,000 1,758,042
Special Assessment, 2021, 4%, 5/01/51 ................................. 3,540,000 3,713,573
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 775,000 795,954

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Epperson Ranch II Community Development District, (continued)
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. $ 1,135,000 $ 1,208,989
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 3,075,000 3,366,199
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 5,315,000 5,808,219
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 10,288,840
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 3,200,000 3,636,141
Florida Development Finance Corp. ,
b,d
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 2,076,409
b,d
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 4,141,958
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 33,000,000 36,284,200
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 175,000 208,380
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/35 ........................................................ 200,000 236,071
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 6,364,661
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,930,159
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 2,000,000 2,265,439
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 1,750,000 1,963,412
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 1,072,147
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 365,951
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,285,000 1,384,393
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,190,000 1,257,758
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,179,235
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,752,136
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 733,257
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 777,999
b
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43 35,075,000 36,280,272
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 579,310
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 908,255
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 203,452
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 525,000 536,741
Special Assessment, 2021, 4%, 5/01/51 ................................. 635,000 672,582
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,541,764
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,059,897
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,808,049
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,809,707
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 100,090
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 250,512
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 750,000 751,839
Special Assessment, 2021, 4%, 5/01/52 ................................. 500,000 522,825
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 182,576

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
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(continued)
Florida (continued)
Holly Hill Road East Community Development District, (continued)
Special Assessment, 2020, 5%, 11/01/41 ................................ $ 350,000 $ 406,070
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 608,316
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 560,000 561,180
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,886,626
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 414,268
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 599,716
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 395,860
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 845,704
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,425,942
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 100,000 101,122
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 257,197
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 776,926
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 789,080
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,245,000 2,413,618
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 294,742
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 273,972
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 850,000 867,510
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 128,264
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 206,025
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 334,576
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 1,027,670
Lakewood Park Community Development District ,
Assessment Area One, Special Assessment, 2021, 3.2%, 5/01/31 ............. 125,000 128,276
Assessment Area One, Special Assessment, 2021, 3.625%, 5/01/41 ........... 325,000 334,892
Assessment Area One, Special Assessment, 2021, 4%, 5/01/52 ............... 500,000 523,256
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 483,003
b
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 261,553
b
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 461,459
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 778,984
b
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,137,882
b
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 2,229,205
b
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,324,122
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,344,321
b
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,799,969
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 558,033
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 815,563
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,756,920
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 3,148,956
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 281,525
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 756,235
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,780,000 1,899,583
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,588,810
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,508,712
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 500,000 504,845
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 666,164

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Mirada II Community Development District, (continued)
Special Assessment, 2021, 3.5%, 5/01/41 ............................... $ 2,100,000 $ 2,160,765
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,493,450
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 355,030
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 515,375
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,293,819
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 2,324,235
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 251,434
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 405,346
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,285,000 1,306,049
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,735,000 2,876,689
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 504,713
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 1,039,206
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,500,000 1,577,353
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 590,000 599,597
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 890,950
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,209,304
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 2,054,022
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,749,013
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 2,001,162
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,592,623
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,916,649
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,444,528
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 863,596
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,404,508
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,409,116
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 2,086,231
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,191,465
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,718,842
b,e
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 180,367
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 370,597
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 422,111
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 1,500,000 1,790,812
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 1,010,757
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 846,202
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 258,216
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 241,172
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 814,856
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,441,792

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
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(continued)
Florida (continued)
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... $ 165,000 $ 168,426
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,235,000 1,260,487
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 741,301
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,411,918
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 900,000 1,046,906
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 153,639
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 774,581
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,060,886
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 500,000 500,383
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 400,817
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,458,579
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 1,750,000 1,841,705
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 365,854
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 1,029,535
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,059,183
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 451,298
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,086,285
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,844,686
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/22 ..................... 200,000 202,371
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 153,988
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 259,025
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 156,073
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/26 ..................... 200,000 207,981
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 1,021,847
e
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 1,002,475
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 325,000 330,414
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 496,687
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 897,186
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,157,766
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,200,000 1,232,145
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,105,000 1,105,594
c
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 208,827
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 956,919
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 166,210
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 306,230
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 800,039
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 905,000 953,954
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,905,000 2,021,174
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 259,597
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 659,234
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 835,215

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
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Florida (continued)
e
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. $ 190,000 $ 189,597
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 399,700
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 812,752
b
Sandmine Road Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ....... 300,000 314,288
Assessment Area One, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ....... 1,040,000 1,104,473
Assessment Area One, Special Assessment, 144A, 2020, 3.75%, 5/01/50 ....... 2,020,000 2,134,049
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 500,000 503,970
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 766,893
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 761,947
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 752,148
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 885,000 906,137
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,500,000 1,624,279
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,410,923
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,470,030
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 3,243,784
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 6,346,574
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 484,932
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,274,191
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,293,478
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
7,985,000 8,615,756
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 357,405
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 483,982
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 932,859
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 785,903
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 384,997
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 1,032,655
Special Assessment, 2021, 4%, 6/15/51 ................................. 1,250,000 1,323,695
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 350,000 359,376
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 541,900
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,496,223
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,491,015
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 350,000 352,672
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 528,616
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,618,910
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,254,808
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,755,000 5,763,624
South Creek Community Development District ,
Assessment Area One, Special Assessment, 2021, 2.875%, 6/15/31 ........... 175,000 176,591
Assessment Area One, Special Assessment, 2021, 3.25%, 6/15/41 ............ 500,000 506,274
Assessment Area One, Special Assessment, 2021, 4%, 6/15/51 ............... 500,000 530,769
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 425,000 426,034
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 495,000 495,672
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,500,000 1,501,826
Special Assessment, 2021, 4%, 5/01/48 ................................. 940,000 998,837

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
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(continued)
Florida (continued)
b,f
Southshore Bay Community Development District , District Assessment Area One ,
Special Assessment , 144A, 2021 , 3% , 5/01/33 ............................ $ 2,600,000 $ 2,606,626
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 1,000,000 1,124,294
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 750,000 834,758
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/50 1,000,000 1,101,243
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,515,380
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 375,000 378,026
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 332,773
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,335,435
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,857,691
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 515,323
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 1,040,943
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,557,207
b
Storey Park Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......................... 230,000 232,582
Special Assessment, 144A, 2021, 3.3%, 6/15/41 .......................... 620,000 628,806
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 625,000 659,703
Summer Woods Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 202,340
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 500,000 508,241
Special Assessment, 2021, 4%, 5/01/51 ................................. 375,000 392,128
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 172,410
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 739,772
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 961,815
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 189,619
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 845,280
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 723,144
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,083,935
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,134,252
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 217,972
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 826,791
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,880,070
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 423,576
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 1,119,638
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 1,054,887
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 390,233
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 444,615
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,485,241
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 245,249
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 927,250
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,849,644
Triple Creek Community Development District ,
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 256,050
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 763,658
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 793,349

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
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Florida (continued)
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. $ 400,000 $ 409,244
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,292,243
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,574,810
b
Assessment Area One, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........ 375,000 395,940
b
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .......... 1,775,000 1,915,161
b
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .......... 3,500,000 3,716,687
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 435,000 440,350
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 427,670
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 1,060,546
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,583,680
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3%, 5/01/31 ............ 200,000 205,134
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 772,151
Phase 1 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 ............ 1,000,000 1,061,654
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,920,000 5,045,172
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 7,800,000 8,008,006
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,600,000 1,717,615
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,800,000 7,330,107
b
Village Community Development District No. 13 , Special Assessment , 144A, 2020 ,
3.5% , 5/01/51 .................................................... 17,000,000 17,844,643
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,335,000 3,389,337
Village Community Development District No. 9 ,
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 195,000 198,886
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,730,000 1,767,386
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,740,000 1,778,280
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 249,586
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 691,703
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,056,358
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 423,302
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 1,126,242
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,627,268
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 370,000 371,933
Special Assessment, 2021, 3%, 5/01/31 ................................. 570,000 577,065
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 1,470,000 1,495,455
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,250,000 1,308,140
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 250,000 252,489
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 205,395
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 824,496
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 1,107,686
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 335,000 338,338
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 539,162
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,295,000 1,334,653
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,956,913
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 250,225
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 350,710
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,250,000 1,253,057
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,750,000 1,824,074
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 100,000 102,041

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
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(continued)
Florida (continued)
Windward Community Development District, (continued)
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... $ 130,000 $ 137,374
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 674,266
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 527,885
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 2,000,000 2,180,879
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 671,848
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,771,714
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 2,056,322
Zephyr Lakes Community Development District ,
Assessment Area Two, Special Assessment, 2021, 2.5%, 5/01/26 .............. 230,000 230,537
Assessment Area Two, Special Assessment, 2021, 3%, 5/01/31 ............... 165,000 166,015
Assessment Area Two, Special Assessment, 2021, 3.375%, 5/01/41 ............ 700,000 705,016
Assessment Area Two, Special Assessment, 2021, 4%, 5/01/51 ............... 1,000,000 1,052,854
767,295,621
Georgia 1.1%
c
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,928,373
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 11,149,038
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,765,000 8,278,758
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 3,040,918
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 11,830,797
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,951,710
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 5,034,721
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 12,820,667
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,500,000 10,035,364
Municipal Electric Authority of Georgia , Revenue , 2019 B , 5% , 1/01/48 ...........
4,595,000 5,572,831
75,680,420
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,352,041
Illinois 4.7%
Bureau County Township High School District No. 502 , GO , 2013 A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 5,989,289
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 1,000,000 1,028,718
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. 1,000,000 1,028,210
County of Cook , GO , 2012 C , Refunding , 5% , 11/15/29 .......................
34,555,000 36,510,581
Illinois Finance Authority ,
c
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 883,103 34,794
c
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 90,000
c
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 92,250
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/31 ....................................................... 800,000 933,479
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/34 ....................................................... 445,000 510,555
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/42 ....................................................... 2,250,000 2,525,597

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
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Illinois (continued)
Illinois Finance Authority, (continued)
CHF-Dekalb II LLC, Revenue, 2011, Refunding, 6.875%, 10/01/43 ............. $ 15,000,000 $ 15,080,323
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 14,817,969
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,781,694
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,985,319
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,142,129
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 18,373,536
Plymouth Place Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 5/15/37 .... 2,500,000 2,915,211
Plymouth Place Obligated Group, Revenue, 2015, Pre-Refunded, 5.25%, 5/15/45 . 1,100,000 1,292,775
Plymouth Place Obligated Group, Revenue, 2015, Pre-Refunded, 5.25%, 5/15/50 . 3,150,000 3,702,038
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,778,240
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,216,944
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 4,165,760
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 10,538,859
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,825,304
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,720,000 5,625,284
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 11,178,322
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 3,564,868
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 9,423,486
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 10,026,153
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... 5,000,000 6,317,158
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,730,479
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 2,094,182
GO, 2017 C, 5%, 11/01/29 ........................................... 10,330,000 12,532,048
GO, 2017 D, 3.25%, 11/01/26 ......................................... 2,500,000 2,795,438
GO, 2017 D, 5%, 11/01/26 ........................................... 5,200,000 6,272,613
GO, 2017 D, 5%, 11/01/27 ........................................... 6,445,000 7,939,992
GO, 2017 D, 5%, 11/01/28 ........................................... 8,545,000 10,440,073
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,870,000 2,296,512
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,791,454
GO, 2019 B, 4%, 11/01/38 ........................................... 1,420,000 1,634,060
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,704,950
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,858,120
GO, 2020, 5.5%, 5/01/30 ............................................ 7,650,000 10,165,465
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 18,268,824
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 9,580,673
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,360,274
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 6,315,256
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 6,122,611
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,958,168
GO, 2020 C, 4%, 10/01/42 ........................................... 1,335,000 1,539,082
GO, 2021 A, 5%, 3/01/36 ............................................ 3,250,000 4,149,214
GO, 2021 A, 5%, 3/01/46 ............................................ 7,000,000 8,734,825

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... $ 10,750,000 $ 11,046,759
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,997,983
332,823,900
Indiana 0.9%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,910,963
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 4,059,736
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,728,178
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, Refunding, 5.75%, 11/15/41 .. 5,000,000 5,056,317
Greencroft Goshen Obligated Group, Revenue, 2013 A, 7%, 11/15/43 .......... 5,000,000 5,482,446
Ohio Valley Electric Corp., Revenue, 2012 A, 5%, 6/01/32 ................... 10,000,000 10,259,406
WVB East End Partners LLC, Revenue, 2013 A, 5%, 7/01/40 ................. 12,500,000 13,489,001
WVB East End Partners LLC, Revenue, 2013 A, 5.25%, 1/01/51 ............... 12,500,000 13,525,293
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 5,097,258
64,608,598
Iowa 0.3%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .
7,500,000 8,151,115
Iowa Tobacco Settlement Authority , Revenue , 2021 B-2 , 2 , Refunding , Zero
Cpn., 6/01/65 ..................................................... 50,000,000 9,408,750
17,559,865
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,625,000 1,684,155
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 1,154,619
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 1,297,967
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,760,000 1,853,973
5,990,714
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,875,057
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 12,504,131
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 6,235,528
30,614,716
Louisiana 1.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,472,041
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 450,000 451,082
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 699,343
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 1,610,000 1,622,054
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 2,151,086
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,575,000 3,072,630

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
b
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... $ 2,970,000 $ 3,072,837
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,854,519
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,913,050
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,913,220
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 3,632,280
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 2,379,938
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 4,225,106
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 2,065,936
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 72,007
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,845,277
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 5,222,841
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 11,509,975
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,011,792
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,325,882
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,799,939
Tobacco Settlement Financing Corp. , Revenue , 2013 A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,076,162
80,388,997
Maryland 0.4%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,393,171
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 6,077,384
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 801,735
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,510,740
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,260,000 3,921,602
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 375,000 427,833
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,561,111
Maryland Economic Development Corp. ,
Tax Allocation, 2020, 4%, 9/01/40 ...................................... 2,000,000 2,313,609
Tax Allocation, 2020, 4%, 9/01/50 ...................................... 2,000,000 2,276,615
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 580,103
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,000,000 1,227,775
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/55 ............................... 1,000,000 1,155,175
26,246,853
Massachusetts 1.0%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 48,454,088
b
Massachusetts Development Finance Agency ,
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,369,389
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,593,279
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,658,000 1,836,132

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
b
Massachusetts Development Finance Agency, (continued)
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... $ 2,000,000 $ 2,266,761
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,692,936
Massachusetts Educational Financing Authority , Revenue , 2013 K , 5.25% , 7/01/29 ..
3,035,000 3,139,395
69,351,980
Michigan 2.6%
City of Detroit ,
GO, 2021 A, 5%, 4/01/30 ............................................ 350,000 439,517
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 611,968
GO, 2021 A, 5%, 4/01/32 ............................................ 500,000 632,389
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 970,425
GO, 2021 A, 5%, 4/01/34 ............................................ 725,000 910,406
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 1,196,119
GO, 2021 A, 5%, 4/01/36 ............................................ 800,000 998,187
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 1,088,306
GO, 2021 A, 5%, 4/01/38 ............................................ 850,000 1,054,470
GO, 2021 A, 5%, 4/01/39 ............................................ 750,000 927,896
GO, 2021 A, 4%, 4/01/40 ............................................ 550,000 625,173
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 680,042
GO, 2021 A, 4%, 4/01/42 ............................................ 600,000 678,002
GO, 2021 A, 5%, 4/01/46 ............................................ 2,750,000 3,383,722
GO, 2021 A, 5%, 4/01/50 ............................................ 3,500,000 4,290,667
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 6,133,930
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,058
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,415,000 3,445,668
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
15,900,000 19,691,223
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 1,000,000 1,155,225
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 1,235,000 1,393,150
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,505,000 1,679,695
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,289,921
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 10,071,814
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/39 .. 5,600,000 6,004,610
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/44 .. 5,000,000 5,332,955
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/32 .................................... 10,000,000 11,280,489
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/33 .................................... 3,000,000 3,382,333
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-6, Refunding, 5%, 7/01/33 ........................................ 10,000,000 11,274,444
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,616,119
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,418,520
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,160,608
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,265,383

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... $ 10,000,000 $ 12,559,901
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,800,000 1,890,133
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,836,311
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,495,920
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 14,907,222
Trinity Health Corp. Obligated Group, Revenue, 2011 MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 75,882
b
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 815,000 941,508
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 1,009,611
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,540,185
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,022,529
185,377,636
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,844,805
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,875
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/31 ........................................................ 1,500,000 1,675,356
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 1,500,000 1,656,941
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/41 ........................................................ 930,000 1,020,523
8,198,500
Mississippi 1.0%
County of Lowndes , International Paper Co. , Revenue , 1992 B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 19,534,970
b
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 2,557,074
b
Mississippi Home Corp. ,
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 7,116,930
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 8,130,046
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 35,368,797
72,707,817
Missouri 0.5%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,435,000 4,875,910
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 299,296
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,702,233
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... 8,000,000 9,772,051
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,140,142
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,944,989

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a a
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a
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a a a a a
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(continued)
Missouri (continued)
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. $ 7,000,000 $ 7,337,454
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,875,000 4,249,691
34,321,766
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,752,273
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 905,000 896,367
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 950,000 890,756
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,876,258
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,659,107
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,180,000 9,200,085
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 206,985
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 205,907
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 205,141
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 493,453
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,253,458
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 223,174
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 1,066,874
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,420,000 1,605,583
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,640,000 1,830,300
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,040,000 1,147,644
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 495,996
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 817,122
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,152,831
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 530,268
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 837,783
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 665,475
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 1,453,230
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 18,000,000 3,206,660
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,312,274
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,021,831
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,215,000 2,418,590
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,186,199 12,652,027
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 9,500,348
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 1,116,502
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,652,107
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,812,100
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,789,024
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,770,274

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Tahoe-Douglas Visitors Authority, (continued)
Revenue, 2020, 5%, 7/01/51 ......................................... $ 4,250,000 $ 4,911,930
78,877,464
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 105,945
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,702,601
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 3,028,627
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 6,330,995
b,d
Covanta Holding Corp., Revenue, 144A, 2020 B, Refunding, Mandatory Put, 3.75%,
7/02/40 ........................................................ 3,000,000 3,230,559
15,398,727
New Jersey 4.3%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,694,577
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 547,098
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,330,506
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,356,406
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 1,365,000 1,715,011
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 2,640,000 3,296,140
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,192,865
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 10,000,000 12,301,190
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 946,168
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,816,844
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 4,141,192
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,425,097
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,250,738
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,346,682
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 15,300,000 16,077,641
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 26,273,025
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 17,908,414
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 3,089,631
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/30 ...................... 500,000 427,419
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/31 ...................... 3,675,000 3,055,467
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 31,210,707
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 42,425,000 27,397,917
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 2,750,000 1,717,808
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,635,289
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 10,345,359
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 626,700
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,900,650
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 5,158,005
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,249,743
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,744,964
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 3,077,683
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,139,006
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,757,160
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 823,951
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,840,000 3,301,371
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 2,660,000 3,358,799
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 6,745,000 7,801,380

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2020 AA, 5%, 6/15/50 ....................................... $ 1,755,000 $ 2,202,001
e
Revenue, 2022 AA, Refunding, 5%, 6/15/37 .............................. 9,500,000 12,038,821
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 11,416,410
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 22,043,786
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 29,727,938
306,867,559
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 553,435
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 493,054
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,312,438
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,114,863
7,473,790
New York 6.6%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,293,866
b
Build NYC Resource Corp. ,
Shefa School, Revenue, 144A, 2021 A, 2.5%, 6/15/31 ...................... 400,000 402,418
Shefa School, Revenue, 144A, 2021 A, 5%, 6/15/51 ........................ 3,000,000 3,564,242
City of New York , GO , 1992 G , 7.5% , 2/01/22 ..............................
5,000 5,030
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 15,227,326
Revenue, 2013 E, 5%, 11/15/33 ....................................... 10,000,000 10,867,040
d
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,306,222
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,452,962
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,852,868
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,217,144
Revenue, 2017 C-1, Refunding, 5%, 11/15/34 ............................ 7,500,000 9,232,322
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 29,951,852
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 650,000 800,545
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 3,060,468
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,571,358
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 52,351,072
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 41,232,857
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 45,887,424
Municipal Assistance Corp. for the City of Troy , Revenue , 1996 C , NATL Insured , Zero
Cpn., 1/15/22 ..................................................... 649,658 649,028
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 10,192,989
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 16,885,920
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 93,455,538
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 11,265,000 13,576,517
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 19,106,653
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,930,000 1,994,599
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,890,101
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 8,274,640
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 7,538,812
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 46,767,481

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... $ 61,000,000 $ 15,257,009
466,866,303
North Carolina 0.3%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,888,861
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 3,013,605
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,073,968
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,137,225
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,701,321
United Church Homes & Services Obligated Group, Revenue, 2015 A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,280,475
United Church Homes & Services Obligated Group, Revenue, 2017 C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 2,298,440
United Church Homes & Services Obligated Group, Revenue, 2017 C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 6,840,384
21,234,279
North Dakota 0.4%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,989,451
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,760,879
b
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 2,961,724
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 13,900,000 14,274,883
25,986,937
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 26,111,150
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,149,355
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 20,875,000 24,292,102
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,574,974
Cleveland-Cuyahoga County Port Authority ,
b,e
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,612,797
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 836,067
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 838,383
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,308,631
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,379,440
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 10,083,318
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,855,535
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,934,194
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,608,219
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,416,929
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 3,014,922
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 44,178,208
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,597,770
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,072,969

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Southeastern Ohio Port Authority, (continued)
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... $ 1,000,000 $ 1,061,541
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,410,462
State of Ohio ,
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 5,389,458
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 16,134,025
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016 A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 6,955,083
193,815,532
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,166,466
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 11,886,131
13,052,597
Oregon 0.7%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 557,632
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,392,290
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,674,951
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 11,579,567
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,256,342
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,974,235
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. 3,500,000 3,678,619
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,501,154
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 215,000 221,530
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,034,030
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,028,490
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,189,756
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,056,337
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 4,753,899
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/36 .. 1,220,000 1,483,122
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/46 .. 1,540,000 1,828,650
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/51 .. 1,100,000 1,302,154
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 1,940,000 2,279,599
48,792,357
Pennsylvania 2.1%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,227,988
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,022,199
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 14,107,061
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,869,539
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,920,984

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Bucks County Industrial Development Authority ,
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 4%, 7/01/46 ... $ 1,500,000 $ 1,711,094
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 5%, 7/01/54 ... 1,500,000 1,841,080
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,545,587
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,647,565
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,634,495
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,115,689
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 525,000 624,741
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,181,541
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,302,469
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,664,036
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/35 ............ 1,000,000 1,086,888
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 2,500,000 2,717,220
Student Services, Inc., Revenue, 2014, Pre-Refunded, 5%, 7/01/39 ............ 875,000 991,621
Student Services, Inc., Revenue, 2014, Pre-Refunded, 5%, 7/01/46 ............ 3,100,000 3,513,173
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,097,963
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,305,471
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,977,510
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,293,944
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,079,582
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,153,882
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 4,037,546
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 759,053
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 2,565,700
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,914,197
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,218,477
b
Pennsylvania Economic Development Financing Authority , CarbonLite P LLC ,
Revenue , 144A, 2019 , 5.75% , 6/01/36 .................................. 5,780 5,780
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,259,268
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 21,625,490
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 26,946,703
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 3,354,374
146,319,910
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013 A , Pre-Refunded , 6% , 9/01/33 ........ 7,320,000 8,168,955
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,927,122

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
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a
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a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ $ 3,500,000 $ 3,812,054
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 12,040,239
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 58,254,384
76,033,799
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 11,847,258
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,328,872
15,176,130
Tennessee 1.1%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,751,688
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 17,318,613
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,788,038
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 16,262,180
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,915,541
b
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 1,040,370
81,076,430
Texas 6.9%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 8,139,285
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,275,701
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,779,962
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,660,524
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,704,739
b
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 200,000 200,415
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 157,261
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 869,124
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,409,441
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 504,171
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,599,720
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,777,296

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina ,
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. $ 230,000 $ 243,314
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.375%, 9/01/49 ................................................. 1,845,000 1,952,040
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 218,232
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 512,290
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 378,963
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 618,204
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 510,406
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 1,042,695
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,304,136
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,877,708
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 446,204
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 547,330
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 375,990
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 1,015,717
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 300,000 309,014
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 166,031
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 1,033,025
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,186,956
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 2,073,589
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 780,929
b,e
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 298,000 298,623
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 1,199,950
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 1,174,851
b
City of Fate ,
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 691,029
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,220,035
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,853,769
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 130,436

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
a a
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Fate, (continued)
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. $ 691,000 $ 720,956
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 1,035,461
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,960,000 2,132,902
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,351,046
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,736,073
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,585,000 1,662,934
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,622,218
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 2,065,031
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 520,589
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 457,013
City of Houston Airport System ,
United Airlines, Inc., Revenue, 2021 A, 4%, 7/01/41 ........................ 6,500,000 7,083,047
United Airlines, Inc., Revenue, 2021 B-1, 4%, 7/15/41 ....................... 4,000,000 4,360,415
b
City of Hutto ,
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 209,490
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 527,845
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 1,171,206
b,f
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 501,062
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 1,537,000 1,540,890
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
4%, 9/01/51 .................................................... 2,052,000 2,129,140
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 130,000 131,388
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 580,579
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 452,466
b
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 407,631
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,340,138
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,399,183
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 388,192
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 314,116

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lago Vista, (continued)
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... $ 1,045,000 $ 1,102,178
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,138,711
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 2,238,664
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,992,819
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,666,850
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 568,042
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,337,709
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,543,860
b
City of Liberty Hill ,
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 260,136
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 911,890
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,998,301
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 110,449
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 110,000 110,370
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 252,316
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 313,018
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 708,283
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 842,272
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 1,034,284
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,239,885
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 250,000 250,511
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 1,002,440
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 451,059
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,474,727
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 621,442
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 205,725
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 628,342
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 887,311

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
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Texas (continued)
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ $ 300,000 $ 306,807
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 233,918
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 1,129,458
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 431,266
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,670,064
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 626,663
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 314,570
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,228,373
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,112,299
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 159,722
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 644,583
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 470,000 490,271
b,e
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 2,750,000 2,824,034
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,093,000 2,198,706
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 152,000 155,242
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 190,005
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 692,971
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 1,001,711
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 128,000 128,817
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 327,270
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 435,000 450,365
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 213,262
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 505,372
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 730,265
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 150,210
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 354,000 355,385

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
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Texas (continued)
b
City of Red Oak, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ $ 909,000 $ 905,709
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 684,320
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 200,174
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 200,000 201,056
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 830,224
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 605,925
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 1,196,235
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 1,004,722
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 469,653
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 238,973
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 221,234
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,254,022
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 632,363
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 402,511
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,871,869
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 765,322
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 616,304
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 3,007,441
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 665,435
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,366,446
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 421,460
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 1,125,299
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 2,158,991
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,560,889
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,369,697
City of San Marcos ,
Special Assessment, 2020, 4.375%, 9/01/25 ............................. 260,000 267,286
Special Assessment, 2020, 4.875%, 9/01/30 ............................. 305,000 327,798
Special Assessment, 2020, 5.375%, 9/01/40 ............................. 1,300,000 1,423,976
Special Assessment, 2020, 5.625%, 9/01/50 ............................. 1,300,000 1,427,906

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
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Texas (continued)
b
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. $ 375,000 $ 387,856
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 2,108,644
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,285,318
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 453,654
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 1,319,374
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 104,122
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 841,990
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,262,282
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 241,667
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 407,423
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 828,690
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 1,109,569
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 798,895
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 890,877
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,185,048
Dallas Fort Worth International Airport , Revenue , 2013 B , 5% , 11/01/44 ...........
11,385,000 11,994,625
El Paso Downtown Development Corp. , City of El Paso , Revenue , 2013 A , Pre-
Refunded , 7.25% , 8/15/38 ........................................... 15,000,000 17,012,439
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,581,895
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,096,663
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,265,423
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,714,490
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,548,203
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004 A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ 3,700,000 1,579,644
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 780,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,925,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,036,499
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 107,650
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,789,247
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,352,113
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,584,256

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/31 ........................................................ $ 1,300,000 $ 1,560,008
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/36 ........................................................ 1,000,000 1,200,007
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 2,500,000 3,000,016
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 4%, 4/01/22 250,000 255,524
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/24 965,000 1,082,830
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/26 525,000 631,323
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/27 460,000 570,059
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,271,429
b
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 583,171
b
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,811,160
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,416,695
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,966,969
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,577,885
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 4,558,110
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 1,124,830
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 4,483,842
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,800,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 3,021,529
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 13,886,833
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,804,304
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 15,227,028
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,960,000 6,889,949
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,369,526
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,049,782
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,250,423
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,648,301
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 30,114,170
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,287,078
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 14,131,566
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 38,185,772
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,035,000 1,080,993
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,168,521
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,997,656
Red River Health Facilities Development Corp. ,
c
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,700,000
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,516,445
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 2,017,670
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,643,417
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ........................... 3,000,000 1,053,925
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,917,013
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ........................... 3,500,000 936,826
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ........................... 4,000,000 1,010,852

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Transportation Commission, (continued)
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ........................... $ 400,000 $ 95,611
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 920,000 923,823
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 600,000 605,941
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 809,443
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 1,500,000 1,547,455
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 557,127
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 963,377
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 263,755
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 424,985
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 497,297
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 853,842
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 350,000 353,318
491,759,526
Utah 0.5%
City of Salt Lake City , Airport , Revenue , 2018 A , 5.25% , 7/01/48 ................
5,600,000 6,910,123
f
Military Installation Development Authority ,
Revenue, 2021 A-1, 4%, 6/01/52 ...................................... 8,250,000 8,564,759
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 2,372,870
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 7,510,764
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 11,250,000 11,583,962
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 545,722
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. 825,000 933,581
38,421,781
Virginia 1.4%
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 8,000,000 8,682,091
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 601,414
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 598,026
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,501,790
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 3,323,142
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,445,359
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,902,996
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,458,482
James City County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/41 ............................................ 625,000 691,134
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/47 ............................................ 1,000,000 1,092,767

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. $ 17,575,000 $ 18,480,095
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,124,098
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,786,897
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 37,261,878
98,950,169
Washington 1.5%
g
Coalview Centralia LLC , 15% , 12/31/21 ................................... 1,900,000 1,900,000
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 10,320,719
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
2,130,000 2,594,486
Washington Economic Development Finance Authority ,
c
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000
c
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 2,056,800
d
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,500,000 25,465,055
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 19,239,329
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 19,725,000 20,728,456
b
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 1,500,000 1,703,577
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 2,033,688
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,466,229
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,860,502
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 10,162,801
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 6,768,176
107,907,818
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
Pre-Refunded , 6.75% , 7/01/45 ........................................ 6,650,000 7,423,267
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,543,666
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,786,995
11,753,928
Wisconsin 1.7%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 1,107,049
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 7,466,707
b,d
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 18,000,000 18,450,891
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,940,618
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,285,979
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 5,225,000 6,249,358
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,477,919
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,514,171
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,261,015
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 5,027,691

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ $ 815,000 $ 948,245
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,577,969
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,431,621
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 8,759,001
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,202,918
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 338,315
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 1,101,677
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,395,578
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 726,712
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,580,802
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,953,701
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 7,935,116
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 11,013,571
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 10,337,199
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 2,198,113
b,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 2,051,216
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 995,437
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,750,040
St. John's Communities, Inc. Obligated Group, Revenue, 2015 B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,625,454
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,741,080
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 533,920
121,979,083
U.S. Territories 10.3%
District of Columbia 1.7%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, Pre-Refunded, 5%,
7/01/36 ........................................................ 1,500,000 1,560,359
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 6,770,000 7,521,389
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 38,074,540
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009 C , AGMC Insured , 6.5% , 10/01/41 ................................. 60,145,000 76,969,072
124,125,360
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013 B, Pre-Refunded, AGMC Insured, 5.5%, 10/01/33 ............. 2,000,000 2,217,751
Revenue, 2013 B, Pre-Refunded, AGMC Insured, 5.75%, 10/01/43 ............. 3,000,000 3,342,180
e
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 4,125,000 4,713,431
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 3,750,000 4,397,376
14,670,738
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
9,025,000 9,003,737
Puerto Rico 8.3%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,755,070
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,514,887

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
c
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. $ 42,205,000 $ 35,927,006
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
32,378,901 30,436,167
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/30 ................ 22,000,000 27,852,852
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/35 ................ 20,000,000 24,813,916
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 30,000,000 36,404,130
c
Puerto Rico Electric Power Authority ,
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 29,935,937
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,043,750
Revenue, 2013 A RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 25,281,250
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,658,125
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,658,125
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 6,172,500
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 6,172,500
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 2,074,054
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 2,074,053
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 10,717,956
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 23,383,800
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 789,742
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 9,893,101
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 8,184,562
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 30,343,107
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 452,234
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 33,780,000 38,657,896
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 27,325,472
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 47,254,229
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 19,990,171
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 40,819,000 46,402,370
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 44,364,000 50,769,762
587,362,949
Total U.S. Territories .................................................................... 735,162,784
Total Municipal Bonds (Cost $5,956,163,376) ...................................
6,889,629,840
Total Long Term Investments (Cost $6,042,509,099) .............................
6,978,156,915
a
a a a a
Short Term Investments 1.6%
Municipal Bonds 1.6%
Arizona 0.1%
h
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 9,000,000 9,000,000
Florida 0.0%
†
h
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.01% , 7/15/22 ............................................. 1,000,000 1,000,000
Georgia 0.0%
†
h
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.02% , 9/01/37 ..................... 1,600,000 1,600,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
121
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 1.1%
h
New York City , Water & Sewer System , Revenue , 2014 AA-3 , SPA TD Bank NA , Daily
VRDN and Put , 0.01% , 6/15/49 ....................................... $ 45,815,000 $ 45,815,000
h
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2003 A-4 ,
Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 11/01/29 ........... 25,000,000 25,000,000
70,815,000
Oregon 0.2%
h
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 0.01% , 8/01/34 ............ 13,000,000 13,000,000
Tennessee 0.2%
h
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.01% , 6/01/42 ................................... 14,800,000 14,800,000
Total Municipal Bonds (Cost $110,215,000) .....................................
110,215,000
Total Short Term Investments (Cost $110,215,000 ) ...............................
110,215,000
a
Total Investments (Cost $6,152,724,099) 99.8% ..................................
$7,088,371,915
Other Assets, less Liabilities 0.2% .............................................
16,292,915
Net Assets 100.0% ...........................................................
$7,104,664,830
See Abbreviations on page 174 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $1,294,721,009, representing 18.2% of net assets.
c
See Note 7 regarding credit risk and defaulted securities.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.84 $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.28 0.31 0.16
Net realized and unrealized gains (losses) ........................ 0.16 (0.37) 0.74 0.08
Total from investment operations ................................. 0.28 (0.09) 1.05 0.24
Less distributions from:
Net investment income ....................................... (0.12) (0.27) (0.32) (0.16)
Net asset value, end of period ................................... $12.00 $11.84 $12.20 $11.47
Total return
e
................................................ 2.36% (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
................................................. 0.87% 0.86% 0.87% 0.86%
Net investment income ........................................ 1.94% 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of period (000’s) ................................. $67,235 $58,926 $44,347 $20,086
Portfolio turnover rate ......................................... 12.88% 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.83 $12.20 $11.46 $11.47 $11.63 $11.94
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.33 0.35 0.35 0.39
Net realized and unrealized gains (losses) 0.16 (0.38) 0.75 (0.01) (0.15) (0.31)
Total from investment operations ........ 0.29 (0.08) 1.08 0.34 0.20 0.08
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.34) (0.35) (0.36) (0.39)
Net asset value, end of period .......... $11.99 $11.83 $12.20 $11.46 $11.47 $11.63
Total return
d
....................... 2.44% (0.64)% 9.55% 2.98% 1.66% 0.62%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.72%
f
0.72%
f
0.71%
f
0.68% 0.67%
Net investment income ............... 2.10% 2.48% 2.79% 3.03% 3.02% 3.23%
Supplemental data
Net assets, end of period (000’s) ........ $238,646 $245,351 $307,452 $314,235 $363,555 $375,435
Portfolio turnover rate ................ 12.88% 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.98 $12.35 $11.60 $11.61 $11.77 $12.07
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.23 0.27 0.28 0.29 0.32
Net realized and unrealized gains (losses) 0.16 (0.38) 0.76 (0.01) (0.16) (0.30)
Total from investment operations ........ 0.25 (0.15) 1.03 0.27 0.13 0.02
Less distributions from:
Net investment income .............. (0.09) (0.22) (0.28) (0.28) (0.29) (0.32)
Net asset value, end of period .......... $12.14 $11.98 $12.35 $11.60 $11.61 $11.77
Total return
d
....................... 2.21% (1.26)% 8.95% 2.37% 1.08% 0.13%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.26%
f
1.27%
f
1.26%
f
1.23% 1.22%
Net investment income ............... 1.53% 1.90% 2.24% 2.48% 2.47% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $20,610 $27,111 $31,713 $33,253 $56,607 $60,441
Portfolio turnover rate ................ 12.88% 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.84 $12.20 $11.46 $11.48 $11.76
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.31 0.34 0.36 0.21
Net realized and unrealized gains (losses) ........... 0.16 (0.36) 0.76 (0.02) (0.28)
Total from investment operations .................... 0.30 (0.05) 1.10 0.34 (0.07)
Less distributions from:
Net investment income .......................... (0.14) (0.31) (0.36) (0.36) (0.21)
Net asset value, end of period ...................... $12.00 $11.84 $12.20 $11.46 $11.48
Total return
e
................................... 2.60% (0.50)% 9.69% 3.01% (0.65)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.60% 0.59% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.57%
g
0.57%
g
0.58%
g
0.57%
g
0.55%
Net investment income ........................... 2.24% 2.60% 2.93% 3.17% 3.15%
Supplemental data
Net assets, end of period (000’s) .................... $19,546 $16,909 $12,458 $1,284 $1,688
Portfolio turnover rate ............................ 12.88% 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.83 $12.20 $11.46 $11.48 $11.63 $11.94
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.34 0.36 0.36 0.40
Net realized and unrealized gains (losses) 0.16 (0.37) 0.75 (0.02) (0.14) (0.31)
Total from investment operations ........ 0.29 (0.07) 1.09 0.34 0.22 0.09
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.35) (0.36) (0.37) (0.40)
Net asset value, end of period .......... $11.99 $11.83 $12.20 $11.46 $11.48 $11.63
Total return
d
....................... 2.49% (0.54)% 9.65% 2.98% 1.84% 0.72%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.61%
f
0.62%
f
0.61%
f
0.58% 0.57%
Net investment income ............... 2.20% 2.55% 2.89% 3.13% 3.12% 3.33%
Supplemental data
Net assets, end of period (000’s) ........ $101,993 $106,533 $60,927 $50,814 $63,366 $34,909
Portfolio turnover rate ................ 12.88% 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Massachusetts Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.1%
Illinois 1.6%
a
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . $ 1,750,000 $ 2,018,604
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,000,000 2,377,282
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,206,272
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,961
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 140,000 175,607
7,009,726
Massachusetts 88.0%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,697,643
GO, 3%, 3/01/34 .................................................. 1,485,000 1,673,507
GO, 3%, 3/01/35 .................................................. 2,130,000 2,385,021
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,928,544
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,451,380
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,452,710
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,119,390
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,804,982
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,824,194
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 6,141,939
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,203,378
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,257,820
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,618,653
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 8,156,534
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 6,162,440
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,239,573
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,423,781
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ..................... 5,000,000 6,215,554
Sales Tax, Revenue, 2021 A-1, Refunding, 4%, 7/01/37 ..................... 3,000,000 3,708,353
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,824,639
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 5,461,520
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,918,794
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 251,131
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 130,000 130,561
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 261,042
Massachusetts Development Finance Agency ,
b
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 1,208,584
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,457,899
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,798,889
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,782,380
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 3,021,828
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,736,157
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 8,239,832
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 6,019,245
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,343,791
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 8,627,944
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 1,179,587
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 556,717
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 4,209,607
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,553,366
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 9,550,000 10,863,530
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,047,738

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ $ 4,545,000 $ 5,354,586
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 8,419,031
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 2,150,000 2,503,761
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 8,250,000 9,571,630
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,543,532
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,678,663
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,046,233
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,730,615
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,503,198
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,249,401
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,980,429
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,332,672
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,560,997
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,678,927
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 3,038,279
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 12,334,673
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 415,000 417,160
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 5,075,000 5,094,648
Revenue, 2009 C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,555
Revenue, 2009 C, Refunding, 5.35%, 12/01/49 ........................... 2,770,000 2,774,280
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 45,210
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,059,824
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,241,644
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,101,725
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,929,594
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 6,323,957
Revenue, 2019 B, 5%, 7/01/49 ........................................ 5,000,000 6,300,274
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,577,207
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,908,893
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,259,133
Revenue, 2020 A, 4%, 8/15/45 ........................................ 5,000,000 5,960,917
Revenue, Senior Lien, 2011 B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,058,620
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... 5,000,000 6,064,971
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 5,087,911
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,280,958
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,426,948
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Refunding, 5%, 8/01/40 ............................... 5,000,000 6,021,993
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 5,015,974
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 1,986,761
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,195,335
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,408,236
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,884,386

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
$ 1,260,000 $ 1,544,919
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,558,575
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,501,375
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,954,166
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,834,424
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,741,359
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,606,608
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,312,248
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,355,419
394,369,011
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 283,707
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 299,446
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,288,530
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 475,000 552,166
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 525,790
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 500,000 578,308
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
250,000 318,482
3,846,429
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 3,500,000 4,047,102
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 1,500,000 1,728,546
5,775,648
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 668,123
Texas 0.1%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 321,484
Washington 0.1%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 500,000 620,623
U.S. Territories 2.0%
Puerto Rico 2.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,597,954
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,941,395
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 287,178
8,826,527
Total U.S. Territories .................................................................... 8,826,527
Total Municipal Bonds (Cost $391,009,244) .....................................
421,437,571
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
s
Short Term Investments 0.1%
a a
Principal
Amount
a
Value
Municipal Bonds 0.1%
Massachusetts 0.1%
d
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... $ 600,000 $ 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $391,609,244) 94.2% ...................................
$422,037,571
Other Assets, less Liabilities 5.8% .............................................
25,992,751
Net Assets 100.0% ...........................................................
$448,030,322
See Abbreviations on page 174 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
131
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended
February 28,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.27 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.06 0.08
Net realized and unrealized gains (losses) ................................................ 0.25 (0.14)
Total from investment operations ......................................................... 0.31 (0.06)
Less distributions from:
Net investment income ............................................................... (0.06) (0.08)
Net asset value, end of period ........................................................... $10.52 $10.27
Total return
d
........................................................................ 3.01% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.28% 3.39%
Expenses net of waiver and payments by affiliates
f
........................................... 0.54% 0.46%
Net investment income ................................................................ 1.10% 1.29%
Supplemental data
Net assets, end of period (000’s) ......................................................... $1,206 $872
Portfolio turnover rate ................................................................. 2.04% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
132
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended
February 28,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.27 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.05 0.08
Net realized and unrealized gains (losses) ................................................ 0.25 (0.14)
Total from investment operations ......................................................... 0.30 (0.06)
Less distributions from:
Net investment income ............................................................... (0.05) (0.08)
Net asset value, end of period ........................................................... $10.52 $10.27
Total return
d
........................................................................ 2.94% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.51% 3.31%
Expenses net of waiver and payments by affiliates
f
........................................... 0.67% 0.46%
Net investment income ................................................................ 0.98% 1.32%
Supplemental data
Net assets, end of period (000’s) ......................................................... $231 $210
Portfolio turnover rate ................................................................. 2.04% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
133
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended
February 28,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.28 $10.41
Income from investment operations
b
:
Net investment income
c
.............................................................. 0.06 0.09
Net realized and unrealized gains (losses) ................................................ 0.25 (0.13)
Total from investment operations ......................................................... 0.31 (0.04)
Less distributions from:
Net investment income ............................................................... (0.07) (0.09)
Net asset value, end of period ........................................................... $10.52 $10.28
Total return
d
........................................................................ 3.09% (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................... 2.49% 5.66%
Expenses net of waiver and payments by affiliates
f
........................................... 0.45% 0.46%
Net investment income ................................................................ 1.21% 1.36%
Supplemental data
Net assets, end of period (000’s) ......................................................... $5 $5
Portfolio turnover rate ................................................................. 2.04% 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
134
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended
February 28,
2021
Year Ended
February 28,
2020
a,b
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................................... $10.27 $10.35 $10.00
Income from investment operations
c
:
Net investment income
d
.................................................. 0.06 0.14 0.03
Net realized and unrealized gains (losses) .................................... 0.25 (0.06) 0.35
Total from investment operations ............................................. 0.31 0.08 0.38
Less distributions from:
Net investment income ................................................... (0.06) (0.16) (0.03)
Net asset value, end of period ............................................... $10.52 $10.27 $10.35
Total return
e
............................................................ 3.05% 0.62% 3.84%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 2.22% 3.61% 3.25%
Expenses net of waiver and payments by affiliates ................................ 0.45%
g
0.46%
g
0.46%
Net investment income .................................................... 1.19% 1.39% 0.81%
Supplemental data
Net assets, end of period (000’s) ............................................. $8,264 $6,312 $5,175
Portfolio turnover rate ..................................................... 2.04% 7.50% —%
a
For the year ended February 29.
b
For the period ended October 1, 2019 (commencement of operations) to February 29, 2020.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Municipal Green Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 86.2%
Arizona 3.2%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
$ 150,000 $ 179,023
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 129,367
308,390
Arkansas 1.2%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 .............
100,000 116,475
California 18.2%
California Housing Finance , Lakeside Drive Senior Housing LP , Revenue , 2019 N ,
FNMA Insured , 2.35% , 12/01/35 ....................................... 97,370 100,806
California Infrastructure & Economic Development Bank ,
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
0.37%, 8/01/24 .................................................. 100,000 100,021
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 180,000 225,145
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 B-3 , Refunding , 2.125% , 11/15/27 ............................ 50,000 50,667
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 117,309
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 119,323
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 188,330
Port of Los Angeles , Revenue , 2019 C-1 , Refunding , 5% , 8/01/25 ...............
60,000 70,162
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/30 .............
100,000 135,154
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 166,993
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 180,202
Three Rivers Levee Improvement Authority , Special Tax , 2021 A , Refunding , 4% ,
9/01/32 ......................................................... 100,000 116,299
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 194,391
1,764,802
Colorado 3.8%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 150,000 182,920
University of Colorado , Revenue , 2021 A , Refunding , 5% , 6/01/27 ...............
150,000 187,549
370,469
Connecticut 1.3%
Connecticut State Health & Educational Facilities Authority , Wesleyan University ,
Revenue , I , 4% , 7/01/31 ............................................. 100,000 127,163
Florida 3.9%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 85,000 86,419
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 168,859
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 122,936
378,214
Georgia 1.3%
Private Colleges & Universities Authority , Emory University , Revenue , 2019 B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 126,129
Illinois 1.2%
Illinois Finance Authority , State of Illinois Water Revolving Fund - Clean Water Program ,
Revenue , 2020 , 4% , 7/01/37 ......................................... 100,000 121,514

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 1.2%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
$ 100,000 $ 114,636
Maine 3.0%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
245,000 287,064
Maryland 1.1%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 112,070
Massachusetts 1.1%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 105,948
Minnesota 1.1%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 108,622
Mississippi 1.0%
b
Mississippi Development Bank , County of Jackson , Revenue , 144A, 2021 , 3.625% ,
11/01/36 ........................................................ 100,000 100,190
New Jersey 4.6%
New Jersey Educational Facilities Authority , Stevens Institute of Technology , Revenue ,
2020 A , 5% , 7/01/32 ................................................ 225,000 290,189
Newark Board of Education , GO , 2021 , Refunding , BAM Insured , 5% , 7/15/30 ......
120,000 158,913
449,102
New Mexico 1.3%
City of Santa Fe , Wastewater Utility System , Revenue , 2019 , BAM Insured , 5% ,
6/01/29 ......................................................... 100,000 127,287
New York 14.8%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
100,000 127,843
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 150,000 171,666
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 139,681
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 100,000 118,459
Dedicated Tax Fund, Revenue, 2017 B-2, Refunding, 4%, 11/15/32 ............ 160,000 186,527
c
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 2.5% , 11/15/36 . 100,000 102,005
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 146,926
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 104,875
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 105,381
Trust for Cultural Resources of The City of New York (The) , Whitney Museum of
American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...................... 170,000 232,562
1,435,925
North Dakota 1.1%
b
County of Grand Forks , Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% ,
12/15/43 ........................................................ 100,000 102,697
Ohio 3.2%
American Municipal Power, Inc. , Revenue , 2020 A , Refunding , 5% , 2/15/29 ........
100,000 128,656
State of Ohio ,
GO, 2019 A, 4%, 3/01/30 ............................................ 100,000 124,985
GO, 2020 B, 4%, 3/01/24 ............................................ 50,000 54,780
308,421
Oregon 2.0%
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/36 ................
150,000 193,441

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 1.3%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 .................
$ 100,000 $ 130,753
Rhode Island 2.3%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 160,410
Rhode Island Infrastructure Bank , City of East Providence , Revenue , 2020 A , 4% ,
10/01/27 ........................................................ 50,000 59,448
219,858
Utah 2.1%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
170,000 207,237
Vermont 2.4%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 231,263
Virginia 1.9%
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ 50,000 62,743
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 126,042
188,785
Washington 3.4%
Central Puget Sound Regional Transit Authority ,
Revenue, 2015 S-1, Refunding, 5%, 11/01/27 ............................. 50,000 59,482
Revenue, 2015 S-1, Refunding, 5%, 11/01/32 ............................. 100,000 118,327
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/24 ........................................ 135,000 151,327
329,136
Wisconsin 1.2%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 112,895
U.S. Territories 2.0%
District of Columbia 2.0%
District of Columbia , Water & Sewer Authority , Revenue, Sub. Lien , 2019 A ,
5% , 10/01/44 ..................................................... 150,000 191,839
Total Municipal Bonds (Cost $8,073,389) .......................................
8,370,325
a a a a
a
Total Investments (Cost $8,073,389) 86.2% .....................................
$8,370,325
Other Assets, less Liabilities 13.8% ............................................
1,335,429
Net Assets 100.0% ...........................................................
$9,705,754
See Abbreviations on page 174 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $253,554, representing 2.6% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
138
0
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.46 $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.29 0.30 0.17
Net realized and unrealized gains (losses) ........................ 0.21 (0.32) 0.65 0.04
Total from investment operations ................................. 0.35 (0.03) 0.95 0.21
Less distributions from:
Net investment income ....................................... (0.14) (0.28) (0.32) (0.17)
Net asset value, end of period ................................... $11.67 $11.46 $11.77 $11.14
Total return
e
................................................ 3.04% (0.18)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
................................................. 0.82% 0.82% 0.82% 0.83%
Net investment income ........................................ 2.30% 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of period (000’s) ................................. $146,119 $118,815 $109,130 $55,866
Portfolio turnover rate ......................................... 2.11% 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
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139
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.45 $11.76 $11.13 $11.11 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.30 0.32 0.38 0.39 0.44
Net realized and unrealized gains (losses) 0.21 (0.31) 0.64 0.03 (0.31) (0.27)
Total from investment operations ........ 0.35 (0.01) 0.96 0.41 0.08 0.17
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.33) (0.39) (0.42) (0.45)
Net asset value, end of period .......... $11.65 $11.45 $11.76 $11.13 $11.11 $11.45
Total return
d
....................... 3.03% (0.03)% 8.78% 3.78% 0.68% 1.44%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.67%
f
0.68%
f
0.67% 0.65%
Net investment income ............... 2.47% 2.67% 2.82% 3.43% 3.46% 3.79%
Supplemental data
Net assets, end of period (000’s) ........ $503,882 $516,756 $584,519 $596,817 $650,527 $742,824
Portfolio turnover rate ................ 2.11% 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.60 $11.92 $11.28 $11.26 $11.60 $11.87
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.24 0.26 0.32 0.33 0.38
Net realized and unrealized gains (losses) 0.21 (0.32) 0.65 0.03 (0.32) (0.27)
Total from investment operations ........ 0.32 (0.08) 0.91 0.35 0.01 0.11
Less distributions from:
Net investment income .............. (0.11) (0.24) (0.27) (0.33) (0.35) (0.38)
Net asset value, end of period .......... $11.81 $11.60 $11.92 $11.28 $11.26 $11.60
Total return
d
....................... 2.79% (0.66)% 8.19% 3.15% 0.11% 0.95%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.22%
f
1.23%
f
1.22% 1.20%
Net investment income ............... 1.89% 2.10% 2.27% 2.88% 2.91% 3.24%
Supplemental data
Net assets, end of period (000’s) ........ $68,476 $87,934 $117,600 $125,982 $188,806 $217,952
Portfolio turnover rate ................ 2.11% 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.46 $11.77 $11.14 $11.12 $11.37
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.32 0.34 0.40 0.25
Net realized and unrealized gains (losses) ........... 0.20 (0.31) 0.64 0.03 (0.26)
Total from investment operations .................... 0.35 0.01 0.98 0.43 (0.01)
Less distributions from:
Net investment income .......................... (0.15) (0.32) (0.35) (0.41) (0.24)
Net asset value, end of period ...................... $11.66 $11.46 $11.77 $11.14 $11.12
Total return
e
................................... 3.10% 0.11% 8.92% 3.91% (0.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.53%
g
0.53%
g
0.53%
g,h
0.54%
g,h
0.53%
Net investment income ........................... 2.60% 2.80% 2.96% 3.57% 3.60%
Supplemental data
Net assets, end of period (000’s) .................... $36,441 $32,012 $33,376 $20,459 $19,936
Portfolio turnover rate ............................ 2.11% 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.46 $11.77 $11.14 $11.12 $11.46 $11.74
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.33 0.39 0.40 0.46
Net realized and unrealized gains (losses) 0.20 (0.31) 0.64 0.03 (0.31) (0.28)
Total from investment operations ........ 0.35 — 0.97 0.42 0.09 0.18
Less distributions from:
Net investment income .............. (0.15) (0.31) (0.34) (0.40) (0.43) (0.46)
Net asset value, end of period .......... $11.66 $11.46 $11.77 $11.14 $11.12 $11.46
Total return
d
....................... 3.08% 0.07% 8.88% 3.87% 0.77% 1.54%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.57%
f
0.58%
f
0.57% 0.55%
Net investment income ............... 2.56% 2.76% 2.92% 3.53% 3.56% 3.89%
Supplemental data
Net assets, end of period (000’s) ........ $97,703 $94,236 $81,747 $75,607 $79,286 $107,087
Portfolio turnover rate ................ 2.11% 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Delaware 2.6%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,335,271
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,696,530
22,031,801
New Jersey 80.8%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,182,787
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,301,361
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,344,137
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,508,553
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,602,851
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,072,548
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 985,633
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,287,377
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,171,767
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,224,215
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,246,397
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,304,978
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,920,205
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,740,800
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 4,002,725
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 883,289
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 822,543
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 703,377
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 6,142,262
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 6,037,003
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,176,350
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,942,861
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,917,452
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,869,453
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,797,358
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 368,565
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 428,623
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 640,889
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 639,753
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 607,587
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 333,239
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 271,838
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 482,114
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 921,575
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 917,858
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 610,132
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 912,371
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 728,090
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,985,965
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,951,105
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,451,180

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... $ 1,250,000 $ 1,445,771
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,738,653
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,440,326
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,426,941
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,863,706
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,508,630
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 700,285
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 650,374
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,606,641
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 7,182,121
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 7,378,899
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,428,614
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,142,921
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,370,621
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,102,047
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,033,823
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 11,093,063
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,502,336
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,545,691
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,771,033
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,306,445
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,558,868
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,206,085
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,591,194
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,394,499
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,570,307
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,035,043
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,034,961
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,787,522
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 449,088
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,453,890
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,605,513
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,228,148
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,118,708
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... 540,000 633,598
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,911,707
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,998,229
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,793,583
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,978,223
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 13,391,208
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 16,842,561
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,866
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,204,839
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,596,381

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ $ 3,000,000 $ 3,644,182
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,643,614
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 6,071,284
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 3,007,228
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 21,402,471
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 8,000,000 9,687,854
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 9,735,455
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,361,870
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 4,118,482
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 17,513,905
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 11,922,947
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,175,670
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,623,000
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,003,284
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,411,294
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,189,280
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,075,219
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,359,794
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,589,656
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,763,909
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,164,997
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,698,711
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,860,207
Revenue, 2021 B, Refunding, 5%, 12/01/28 .............................. 1,450,000 1,822,576
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 1,415,000 1,805,678
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,485,854
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,215,348
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 538,790
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 4,170,000 4,549,162
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,785,000 4,878,695
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 9,570,000 9,768,082
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,830,000 3,904,990
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,870,000 2,923,374
New Jersey Institute of Technology ,
Revenue, 2012 A, Pre-Refunded, 5%, 7/01/42 ............................ 2,140,000 2,225,195
Revenue, 2015 A, 5%, 7/01/45 ........................................ 6,000,000 6,899,922
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 7,981,768
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. 10,000,000 8,008,743
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 4,355,669
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,848,988
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,834,038
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 11,275,809
Revenue, 2021 A, Refunding, 4%, 6/15/35 ............................... 2,000,000 2,407,980
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,398,258
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,910,733
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,244,486

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority, (continued)
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... $ 15,245,000 $ 18,834,394
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,769,948
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 19,169,895
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,530,550
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 760,073
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 811,629
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 809,142
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 752,788
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,237,846
North Hudson Sewerage Authority , COP, Senior Lien , 2012 A , Pre-Refunded , 5% ,
6/01/42 ......................................................... 17,800,000 18,444,820
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 12,968,888
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 12,055,448
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
3,500,000 4,398,808
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,875,162
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,892,468
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,775,624
688,679,062
New York 5.7%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,560,637
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,478,522
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,495,755
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,836,598
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,416,465
48,787,977
Pennsylvania 7.6%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,565,325
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 128,903
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 192,501
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 191,762
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 191,091
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 190,320
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 189,900
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 189,462
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 949,108
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 1,102,489
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,292,995
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,043,083
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,137,893
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,347,870
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,884,811
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,974,942
64,572,455

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
L
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,200,000 $ 1,308,074
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 3,895,688
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 338,461
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,089,405
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,700,000 3,101,518
9,733,146
Total U.S. Territories .................................................................... 9,733,146
Total Municipal Bonds (Cost $767,846,229) .....................................
833,804,441
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
New Jersey 0.4%
b
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 7/01/43 ................................. 2,400,000 2,400,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 7/01/43 ................................. 900,000 900,000
3,300,000
Total Municipal Bonds (Cost $3,300,000) .......................................
3,300,000
Total Short Term Investments (Cost $3,300,000 ) .................................
3,300,000
a
Total Investments (Cost $771,146,229) 98.2% ...................................
$837,104,441
Other Assets, less Liabilities 1.8% .............................................
15,516,617
Net Assets 100.0% ...........................................................
$852,621,058
See Abbreviations on page 174 .
a
See Note 7 regarding credit risk and defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,467,288,123 $1,355,157,642 $6,114,909,487
Cost - Controlled affiliates (Note 3 f ) .......................... 68,628,312 36,654,700 37,814,612
Value - Unaffiliated issuers ................................ $3,690,399,200 $1,389,253,995 $7,049,065,090
Value - Controlled affiliates (Note 3 f ) ......................... 68,760,100 38,276,000 39,306,825
Cash .................................................. 137,354,121 24,693,779 20,506,710
Receivables:
Investment securities sold ................................. — — 13,948,378
Capital shares sold ...................................... 5,661,012 14,123,323 11,857,698
Dividends and interest ................................... 36,821,380 8,809,653 64,020,313
Total assets ........................................ 3,938,995,813 1,475,156,750 7,198,705,014
Liabilities:
Payables:
Investment securities purchased ............................ 37,709,995 27,265,636 71,395,190
Capital shares redeemed ................................. 5,166,609 1,131,880 14,911,532
Management fees ....................................... 1,169,855 384,684 2,675,761
Distribution fees ........................................ 325,790 128,445 807,215
Transfer agent fees ...................................... 394,634 129,681 1,090,279
Distributions to shareholders ............................... 1,070,748 344,466 2,495,840
Accrued expenses and other liabilities ......................... 500,920 142,095 664,367
Total liabilities ....................................... 46,338,551 29,526,887 94,040,184
Net assets, at value ............................... $3,892,657,262 $1,445,629,863 $7,104,664,830
Net assets consist of:
Paid-in capital ........................................... $3,736,083,527 $1,416,479,356 $7,018,381,647
Total distributable earnings (losses) ........................... 156,573,735 29,150,507 86,283,183
Net assets, at value ............................... $3,892,657,262 $1,445,629,863 $7,104,664,830

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
149
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $760,307,969 $335,718,459 $1,491,197,532
Shares outstanding ...................................... 61,554,932 31,656,468 140,912,092
Net asset value per share
a
................................ $12.35 $10.61 $10.58
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.63 $10.85 $10.99
Class A1:
Net assets, at value ..................................... $1,377,810,325 $450,571,533 $3,787,194,144
Shares outstanding ...................................... 111,694,754 42,447,275 358,158,811
Net asset value per share
a
................................ $12.34 $10.61 $10.57
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.62 $10.85 $10.98
Class C:
Net assets, at value ..................................... $81,057,802 $— $287,697,574
Shares outstanding ...................................... 6,550,108 — 26,662,066
Net asset value and maximum offering price per share
a
........... $12.38 $— $10.79
Class R6:
Net assets, at value ..................................... $463,446,058 $82,369,433 $200,305,194
Shares outstanding ...................................... 37,469,210 7,766,354 18,849,476
Net asset value and maximum offering price per share ........... $12.37 $10.61 $10.63
Advisor Class:
Net assets, at value ..................................... $1,210,035,108 $576,970,438 $1,338,270,386
Shares outstanding ...................................... 97,846,650 54,382,186 125,978,659
Net asset value and maximum offering price per share ........... $12.37 $10.61 $10.62
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
150
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $391,609,244 $8,073,389 $771,146,229
Value - Unaffiliated issuers ................................ $422,037,571 $8,370,325 $837,104,441
Cash .................................................. 22,817,923 1,308,912 10,136,881
Receivables:
Investment securities sold ................................. 3,001,696 — —
Capital shares sold ...................................... 979,895 47,289 115,553
Interest ............................................... 3,918,072 78,383 6,940,015
Affiliates .............................................. — 4,492 —
Other assets ............................................ — 51,091 —
Total assets ........................................ 452,755,157 9,860,492 854,296,890
Liabilities:
Payables:
Investment securities purchased ............................ 3,258,185 100,000 —
Capital shares redeemed ................................. 1,000,778 2,633 767,582
Management fees ....................................... 191,068 5 339,009
Distribution fees ........................................ 46,895 367 113,281
Transfer agent fees ...................................... 53,127 170 103,969
Professional fees ....................................... 17,554 15,171 40,526
Trustees' fees and expenses ............................... — 596 —
Distributions to shareholders ............................... 117,899 5,206 245,097
Accrued expenses and other liabilities ......................... 39,329 30,590 66,368
Total liabilities ....................................... 4,724,835 154,738 1,675,832
Net assets, at value ............................... $448,030,322 $9,705,754 $852,621,058
Net assets consist of:
Paid-in capital ........................................... $433,372,340 $9,410,509 $882,355,341
Total distributable earnings (losses) ........................... 14,657,982 295,245 (29,734,283)
Net assets, at value ............................... $448,030,322 $9,705,754 $852,621,058

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
151
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $67,234,918 $1,206,105 $146,119,408
Shares outstanding ...................................... 5,602,879 114,640 12,525,057
Net asset value per share
a
................................ $12.00 $10.52 $11.67
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.47 $10.93 $12.12
Class A1:
Net assets, at value ..................................... $238,646,068 $— $503,881,582
Shares outstanding ...................................... 19,900,743 — 43,247,234
Net asset value per share
a
................................ $11.99 $— $11.65
Maximum offering price per share (net asset value per share ÷ 96.25%,
-% and 96.25%, respectively) .............................. $12.46 $— $12.10
Class C:
Net assets, at value ..................................... $20,610,277 $230,682 $68,475,985
Shares outstanding ...................................... 1,697,424 21,925 5,798,270
Net asset value and maximum offering price per share
a
........... $12.14 $10.52 $11.81
Class R6:
Net assets, at value ..................................... $19,545,745 $5,052 $36,441,416
Shares outstanding ...................................... 1,628,822 480 3,124,364
Net asset value and maximum offering price per share ........... $12.00 $10.52 $11.66
Advisor Class:
Net assets, at value ..................................... $101,993,314 $8,263,915 $97,702,667
Shares outstanding ...................................... 8,504,916 785,489 8,377,802
Net asset value and maximum offering price per share ........... $11.99 $10.52 $11.66
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
152
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $596,833
Controlled affiliates (Note 3 f ) ............................... 610,856 340,039 439,401
Interest:
Unaffiliated issuers ...................................... 50,111,550 9,219,392 147,193,238
Total investment income ................................. 50,722,406 9,559,431 148,229,472
Expenses:
Management fees (Note 3 a ) ................................. 8,701,603 3,273,462 15,764,257
Distribution fees: (Note 3c )
    Class A .............................................. 856,440 401,355 1,655,165
    Class A1 ............................................. 703,248 347,947 1,912,038
    Class C .............................................. 368,290 — 1,155,493
Transfer agent fees: (Note 3e )
    Class A .............................................. 243,896 92,709 512,090
    Class A1 ............................................. 498,694 133,500 1,482,552
    Class C .............................................. 40,001 — 137,979
    Class R6 ............................................. 54,377 12,951 29,345
    Advisor Class .......................................... 423,176 155,154 502,202
Custodian fees (Note 4) .................................... 10,859 1,268 6,678
Reports to shareholders .................................... 166,951 31,488 183,261
Registration and filing fees .................................. 120,906 70,030 130,912
Professional fees ......................................... 37,140 29,162 145,933
Trustees' fees and expenses ................................ 11,538 3,474 19,998
Other .................................................. 85,476 32,140 128,768
Total expenses ....................................... 12,322,595 4,584,640 23,766,671
Expense reductions (Note 4) ............................. (524) (735) (549)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (1,834,818) (1,062,663) (18,085)
Net expenses ....................................... 10,487,253 3,521,242 23,748,037
Net investment income .............................. 40,235,153 6,038,189 124,481,435
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 12,091,522 264,641 36,838,322
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 25,766,849 4,441,150 154,601,368
Controlled affiliates (Note 3 f ) ............................. 1,634,247 909,720 1,047,751
Net change in unrealized appreciation (depreciation) .......... 27,401,096 5,350,870 155,649,119
Net realized and unrealized gain (loss) .......................... 39,492,618 5,615,511 192,487,441
Net increase (decrease) in net assets resulting from operations ........ $79,727,771 $11,653,700 $316,968,876

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
153
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $6,451,727 $69,053 $13,400,845
Expenses:
Management fees (Note 3 a ) ................................. 1,146,182 26,668 2,032,343
Distribution fees: (Note 3c )
    Class A .............................................. 76,071 452 156,432
    Class A1 ............................................. 122,285 — 257,748
    Class C .............................................. 84,950 261 276,093
Transfer agent fees: (Note 3e )
    Class A .............................................. 23,083 466 44,854
    Class A1 ............................................. 92,555 — 184,343
    Class C .............................................. 9,869 115 30,323
    Class R6 ............................................. 3,332 10 4,716
    Advisor Class .......................................... 40,976 3,355 34,440
Custodian fees (Note 4) .................................... 1,353 6 876
Reports to shareholders .................................... 13,486 3,556 18,580
Registration and filing fees .................................. 32,715 17,648 19,191
Professional fees ......................................... 29,479 26,214 39,933
Trustees' fees and expenses ................................ 1,573 629 3,288
Amortization of offering costs (Note 1f) ......................... — 27,948 —
Other .................................................. 14,506 858 24,167
Total expenses ....................................... 1,692,415 108,186 3,127,327
Expense reductions (Note 4) ............................. (451) (9) (842)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (535) (88,534) —
Net expenses ....................................... 1,691,429 19,643 3,126,485
Net investment income .............................. 4,760,298 49,410 10,274,360
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 3,130,437 — 149,627
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 3,142,599 177,658 14,918,128
Net realized and unrealized gain (loss) .......................... 6,273,036 177,658 15,067,755
Net increase (decrease) in net assets resulting from operations ........ $11,033,334 $227,068 $25,342,115

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
154
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $40,235,153 $83,247,805 $6,038,189 $13,871,667
Net realized gain (loss) ............ 12,091,522 (7,384,342) 264,641 (1,699,938)
Net change in unrealized appreciation
(depreciation) ................. 27,401,096 (50,964,749) 5,350,870 (1,882,133)
Net increase (decrease) in net
assets resulting from operations . 79,727,771 24,898,714 11,653,700 10,289,596
Distributions to shareholders:
Class A ........................ (6,626,649) (11,063,019) (1,142,276) (2,206,534)
Class A1 ....................... (14,713,987) (32,632,232) (1,893,858) (5,588,844)
Class C ........................ (871,045) (2,656,709) — —
Class R6 ....................... (5,014,927) (8,961,135) (377,800) (755,465)
Advisor Class ................... (13,018,839) (28,121,424) (2,587,363) (5,347,614)
Total distributions to shareholders ..... (40,245,447) (83,434,519) (6,001,297) (13,898,457)
Capital share transactions: (Note 2 )
Class A ........................ 124,086,969 228,880,279 39,850,080 136,442,860
Class A1 ....................... (40,435,279) (90,738,074) (19,442,953) (49,055,343)
Class C ........................ (41,576,799) (80,100,974) — —
Class R6 ....................... 44,227,078 12,583,861 11,847,880 18,548,794
Advisor Class ................... 44,777,405 (104,848,032) 57,595,855 226,558,071
Total capital share transactions ....... 131,079,374 (34,222,940) 89,850,862 332,494,382
Net increase (decrease) in net
assets ..................... 170,561,698 (92,758,745) 95,503,265 328,885,521
Net assets:
Beginning of period ................ 3,722,095,564 3,814,854,309 1,350,126,598 1,021,241,077
End of period ..................... $3,892,657,262 $3,722,095,564 $1,445,629,863 $1,350,126,598

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
155
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $124,481,435 $261,891,492 $4,760,298 $10,980,794
Net realized gain (loss) ............ 36,838,322 (12,245,025) 3,130,437 882,794
Net change in unrealized appreciation
(depreciation) ................. 155,649,119 (126,550,586) 3,142,599 (15,412,659)
Net increase (decrease) in net
assets resulting from operations . 316,968,876 123,095,881 11,033,334 (3,549,071)
Distributions to shareholders:
Class A ........................ (22,823,668) (37,039,394) (591,400) (1,171,766)
Class A1 ....................... (68,953,433) (149,289,400) (2,567,265) (6,359,967)
Class C ........................ (5,299,814) (13,402,365) (199,138) (548,334)
Class R6 ....................... (3,418,054) (5,311,674) (208,689) (347,340)
Advisor Class ................... (23,900,946) (44,002,238) (1,189,549) (2,446,923)
Total distributions to shareholders ..... (124,395,915) (249,045,071) (4,756,041) (10,874,330)
Capital share transactions: (Note 2 )
Class A ........................ 278,356,782 288,969,540 7,522,606 16,217,180
Class A1 ....................... (76,101,687) (362,999,791) (10,090,154) (52,468,628)
Class C ........................ (81,630,373) (118,055,375) (6,887,764) (3,660,554)
Class R6 ....................... 38,095,876 31,664,536 2,396,619 4,906,420
Advisor Class ................... 73,662,440 86,759,597 (6,018,512) 47,362,046
Total capital share transactions ....... 232,383,038 (73,661,493) (13,077,205) 12,356,464
Net increase (decrease) in net
assets ..................... 424,955,999 (199,610,683) (6,799,912) (2,066,937)
Net assets:
Beginning of period ................ 6,679,708,831 6,879,319,514 454,830,234 456,897,171
End of period ..................... $7,104,664,830 $6,679,708,831 $448,030,322 $454,830,234

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
156
Franklin Municipal Green Bond Fund Franklin New Jersey Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $49,410 $80,107 $10,274,360 $22,328,234
Net realized gain (loss) ............ — (4,456) 149,627 (4,545,869)
Net change in unrealized appreciation
(depreciation) ................. 177,658 (55,652) 14,918,128 (21,633,467)
Net increase (decrease) in net
assets resulting from operations . 227,068 19,999 25,342,115 (3,851,102)
Distributions to shareholders:
Class A ........................ (5,328) (2,890) (1,442,302) (2,777,280)
Class A1 ....................... — — (6,345,504) (14,153,363)
Class C ........................ (1,172) (745) (796,976) (2,054,607)
Class R6 ....................... (32) (41) (441,690) (835,669)
Advisor Class ................... (41,759) (76,652) (1,230,177) (2,393,094)
Total distributions to shareholders ..... (48,291) (80,328) (10,256,649) (22,214,013)
Capital share transactions: (Note 2 )
Class A ........................ 313,348 882,676 25,195,933 12,728,322
Class A1 ....................... — — (22,031,101) (51,492,416)
Class C ........................ 15,454 213,082 (21,044,201) (26,126,754)
Class R6 ....................... — 5,000 3,860,220 (259,580)
Advisor Class ................... 1,800,122 1,182,507 1,801,248 14,597,139
Total capital share transactions ....... 2,128,924 2,283,265 (12,217,901) (50,553,289)
Net increase (decrease) in net
assets ..................... 2,307,701 2,222,936 2,867,565 (76,618,404)
Net assets:
Beginning of period ................ 7,398,053 5,175,117 849,753,493 926,371,897
End of period ..................... $9,705,754 $7,398,053 $852,621,058 $849,753,493

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Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, six of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Municipal Green Bond Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market

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fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Offering Costs
Offering costs are amortized on a straight line basis over
twelve months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
(continued)

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and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 15,554,354 $192,128,551 7,905,321 $83,818,162
Shares issued in reinvestment of distributions .......... 505,509 6,238,330 105,667 1,120,427
Shares redeemed ............................... (6,014,408) (74,279,912) (4,252,449) (45,088,509)
Net increase (decrease) .......................... 10,045,455 $124,086,969 3,758,539 $39,850,080
Year ended February 28, 2021
Shares sold
a
................................... 27,721,776 $339,501,201 18,965,178 $200,552,694
Shares issued in reinvestment of distributions .......... 831,878 10,200,430 200,986 2,125,871
Shares redeemed ............................... (9,893,430) (120,821,352) (6,276,570) (66,235,705)
Net increase (decrease) .......................... 18,660,224 $228,880,279 12,889,594 $136,442,860
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 2,247,795 $27,716,786 699,017 $7,419,725
Shares issued in reinvestment of distributions .......... 1,133,078 13,964,189 166,918 1,771,289
Shares redeemed ............................... (6,662,531) (82,116,254) (2,698,090) (28,633,967)
Net increase (decrease) .......................... (3,281,658) $(40,435,279) (1,832,155) $(19,442,953)
Year ended February 28, 2021
Shares sold ................................... 5,815,207 $71,076,447 2,457,023 $25,982,228
Shares issued in reinvestment of distributions .......... 2,490,304 30,461,634 484,623 5,125,365
Shares redeemed ............................... (15,809,750) (192,276,155) (7,615,269) (80,162,936)
Net increase (decrease) .......................... (7,504,239) $(90,738,074) (4,673,623) $(49,055,343)
Class C
1. Organization and Significant Accounting Policies
(continued)
g. Accounting Estimates
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 333,325 $4,121,190 — $—
Shares issued in reinvestment of distributions .......... 68,840 850,788 — —
Shares redeemed
a
.............................. (3,760,182) (46,548,777) — —
Net increase (decrease) .......................... (3,358,017) $(41,576,799) — $—
Year ended February 28, 2021
Shares sold ................................... 1,245,202 $15,251,014 — $—
Shares issued in reinvestment of distributions .......... 198,848 2,436,819 — —
Shares redeemed
a
.............................. (7,966,761) (97,788,807) — —
Net increase (decrease) .......................... (6,522,711) $(80,100,974) — $—
Class R6
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 5,128,468 $63,350,362 1,687,464 $17,897,722
Shares issued in reinvestment of distributions .......... 372,871 4,608,314 29,942 317,501
Shares redeemed ............................... (1,919,810) (23,731,598) (600,298) (6,367,343)
Net increase (decrease) .......................... 3,581,529 $44,227,078 1,117,108 $11,847,880
Year ended February 28, 2021
Shares sold ................................... 10,772,107 $132,728,113 3,096,208 $32,748,806
Shares issued in reinvestment of distributions .......... 707,505 8,677,134 62,493 660,842
Shares redeemed ............................... (10,670,403) (128,821,386) (1,414,731) (14,860,854)
Net increase (decrease) .......................... 809,209 $12,583,861 1,743,970 $18,548,794
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 10,795,011 $133,375,076 10,233,270 $108,533,620
Shares issued in reinvestment of distributions .......... 683,117 8,440,046 59,977 636,054
Shares redeemed ............................... (7,858,453) (97,037,717) (4,864,834) (51,573,819)
Net increase (decrease) .......................... 3,619,675 $44,777,405 5,428,413 $57,595,855
Year ended February 28, 2021
Shares sold ................................... 26,744,699 $327,878,093 28,656,242 $302,780,587
Shares issued in reinvestment of distributions .......... 1,497,320 18,356,746 132,587 1,402,470
Shares redeemed ............................... (36,942,863) (451,082,871) (7,343,381) (77,624,986)
Net increase (decrease) .......................... (8,700,844) $(104,848,032) 21,445,448 $226,558,071
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 34,384,558 $361,829,679 1,085,884 $13,030,737
Shares issued in reinvestment of distributions .......... 1,984,043 20,864,964 45,435 544,693
Shares redeemed ............................... (9,930,792) (104,337,861) (507,079) (6,052,824)
Net increase (decrease) .......................... 26,437,809 $278,356,782 624,240 $7,522,606
Year ended February 28, 2021
Shares sold
a
................................... 43,608,628 $440,884,215 2,053,374 $24,532,599
Shares issued in reinvestment of distributions .......... 3,269,241 32,925,616 89,006 1,061,952
Shares redeemed ............................... (18,490,711) (184,840,291) (797,479) (9,377,371)
Net increase (decrease) .......................... 28,387,158 $288,969,540 1,344,901 $16,217,180
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 6,187,110 $64,937,870 163,969 $1,966,586
Shares issued in reinvestment of distributions .......... 5,951,340 62,497,918 175,441 2,101,398
Shares redeemed ............................... (19,397,949) (203,537,475) (1,182,644) (14,158,138)
Net increase (decrease) .......................... (7,259,499) $(76,101,687) (843,234) $(10,090,154)
Year ended February 28, 2021
Shares sold ................................... 21,708,112 $213,728,975 724,178 $8,581,280
Shares issued in reinvestment of distributions .......... 13,243,737 132,980,129 430,159 5,123,245
Shares redeemed ............................... (71,135,357) (709,708,895) (5,619,647) (66,173,153)
Net increase (decrease) .......................... (36,183,508) $(362,999,791) (4,465,310) $(52,468,628)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 2,437,669 $26,137,949 66,501 $805,135
Shares issued in reinvestment of distributions .......... 476,093 5,101,589 14,635 177,446
Shares redeemed
a
.............................. (10,481,257) (112,869,911) (647,681) (7,870,345)
Net increase (decrease) .......................... (7,567,495) $(81,630,373) (566,545) $(6,887,764)
Year ended February 28, 2021
Shares sold ................................... 4,446,854 $45,644,171 535,165 $6,481,505
Shares issued in reinvestment of distributions .......... 1,218,859 12,466,327 40,162 484,377
Shares redeemed
a
.............................. (17,223,974) (176,165,873) (879,637) (10,626,436)
Net increase (decrease) .......................... (11,558,261) $(118,055,375) (304,310) $(3,660,554)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 4,635,402 $48,801,315 263,161 $3,150,671
Shares issued in reinvestment of distributions .......... 284,058 3,000,424 4,356 52,233
Shares redeemed ............................... (1,298,664) (13,705,863) (67,399) (806,285)
Net increase (decrease) .......................... 3,620,796 $38,095,876 200,118 $2,396,619
Year ended February 28, 2021
Shares sold ................................... 6,379,947 $64,624,047 481,601 $5,777,957
Shares issued in reinvestment of distributions .......... 452,924 4,579,877 6,050 72,195
Shares redeemed ............................... (3,773,350) (37,539,388) (79,761) (943,732)
Net increase (decrease) .......................... 3,059,521 $31,664,536 407,890 $4,906,420
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 17,042,422 $179,743,713 648,181 $7,759,349
Shares issued in reinvestment of distributions .......... 1,830,759 19,321,077 96,200 1,152,524
Shares redeemed ............................... (11,906,486) (125,402,350) (1,246,060) (14,930,385)
Net increase (decrease) .......................... 6,966,695 $73,662,440 (501,679) $(6,018,512)
Year ended February 28, 2021
Shares sold ................................... 41,914,591 $422,609,045 5,536,692 $65,419,830
Shares issued in reinvestment of distributions .......... 3,445,604 34,793,721 194,582 2,321,450
Shares redeemed ............................... (37,414,463) (370,643,169) (1,719,193) (20,379,234)
Net increase (decrease) .......................... 7,945,732 $86,759,597 4,012,081 $47,362,046
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 60,810 $639,690 2,917,976 $34,035,596
Shares issued in reinvestment of distributions .......... 478 4,999 109,800 1,278,937
Shares redeemed ............................... (31,514) (331,341) (869,665) (10,118,600)
Net increase (decrease) .......................... 29,774 $313,348 2,158,111 $25,195,933
Year ended February 28, 2021
b
Shares sold
a
................................... 94,648 $984,131 2,894,555 $32,958,968
Shares issued in reinvestment of distributions .......... 234 2,433 212,855 2,419,424
Shares redeemed ............................... (10,016) (103,888) (2,010,291) (22,650,070)
Net increase (decrease) .......................... 84,866 $882,676 1,097,119 $12,728,322
Class A1
2. Shares of Beneficial Interest
(continued)

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Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... — $— 374,629 $4,361,395
Shares issued in reinvestment of distributions .......... — — 453,777 5,276,436
Shares redeemed ............................... — — (2,728,167) (31,668,932)
Net increase (decrease) .......................... — $— (1,899,761) $(22,031,101)
Year ended February 28, 2021
Shares sold ................................... — $— 1,251,044 $14,100,181
Shares issued in reinvestment of distributions .......... — — 1,023,925 11,613,531
Shares redeemed ............................... — — (6,841,882) (77,206,128)
Net increase (decrease) .......................... — $— (4,566,913) $(51,492,416)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 6,979 $72,948 198,230 $2,336,089
Shares issued in reinvestment of distributions .......... 111 1,163 63,144 744,234
Shares redeemed
a
.............................. (5,578) (58,657) (2,041,772) (24,124,524)
Net increase (decrease) .......................... 1,512 $15,454 (1,780,398) $(21,044,201)
Year ended February 28, 2021
b
Shares sold ................................... 20,350 $212,427 603,547 $6,964,079
Shares issued in reinvestment of distributions .......... 66 689 162,928 1,871,763
Shares redeemed
a
.............................. (3) (34) (3,054,653) (34,962,596)
Net increase (decrease) .......................... 20,413 $213,082 (2,288,178) $(26,126,754)
Class R6
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... — $— 443,909 $5,170,621
Shares issued in reinvestment of distributions .......... — — 36,820 428,637
Shares redeemed ............................... — — (150,172) (1,739,038)
Net increase (decrease) .......................... — $— 330,557 $3,860,220
Year ended February 28, 2021
b
Shares sold ................................... 480 $5,000 938,189 $10,657,331
Shares issued in reinvestment of distributions .......... — — 72,221 820,104
Shares redeemed ............................... — — (1,052,336) (11,737,015)
Net increase (decrease) .......................... 480 $5,000 (41,926) $(259,580)
Advisor Class
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 176,589 $1,857,332 837,506 $9,760,699
Shares issued in reinvestment of distributions .......... 980 10,276 98,965 1,152,008
Shares redeemed ............................... (6,438) (67,486) (784,137) (9,111,459)
Net increase (decrease) .......................... 171,131 $1,800,122 152,334 $1,801,248
Year ended February 28, 2021
Shares sold ................................... 132,416 $1,367,494 3,801,735 $43,043,846
Shares issued in reinvestment of distributions .......... 418 4,350 191,937 2,181,238
Shares redeemed ............................... (18,476) (189,337) (2,714,325) (30,627,945)
Net increase (decrease) .......................... 114,358 $1,182,507 1,279,347 $14,597,139
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period July 24, 2020 (effective date) to February 28, 2021 for Franklin Municipal Green Bond Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

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For the period ended August 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.453% 0.468% 0.452%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.501% 0.632% 0.476%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10%
Compensation Plans:
Class C ............................... 0.65% —% 0.65%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% —% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,412 $6,756 $82,415
CDSC retained ........................... $61,356 $34,290 $52,331
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $2,091 $258 $6,614
CDSC retained ........................... $21,003 $207 $6,379
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended August 31, 2021, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $496,797 $179,165 $1,002,293
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $74,293 $2,888 $142,351 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $67,125,853 $— $— $ — $ 1,634,247 $ 68,760,100 2,515,000 $ 610,856
Total Affiliated Securities .... $67,125,853 $— $— $— $1,634,247 $68,760,100 $610,856
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $37,366,280 $— $— $— $909,720 $38,276,000 1,400,000 $340,039
Total Affiliated Securities .... $37,366,280 $— $— $— $909,720 $38,276,000 $340,039
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Limited-Term Tax-Free Income
Fund and Franklin Municipal Green Bond Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.46%, 0.40% and 0.46%, respectively, based on the average net assets of each class until June 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Funds'
fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2022. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin New Jersey Tax-Free
Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
h. Other Affiliated Transactions
At August 31, 2021, Franklin Resources, Inc. owned 54.4% of Franklin Municipal Green Bond Fund’s outstanding shares.
Investment activities of this investment company could have a material impact on the Fund.
i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2021, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $30,278,325 $7,980,749 $— $ — $ 1,047,751 $ 39,306,825 1,455,000 $439,401
Total Affiliated Securities .... $30,278,325 $7,980,749 $— $— $1,047,751 $39,306,825 $439,401
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $71,825,000 $123,020,000 $84,308,100
Sales .................................. $64,515,000 $28,060,000 $158,926,439
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
At August 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 59,202,060 $ 2,142,051 $ 215,881,543
Long term ............................. 19,742,733 5,041,389 685,013,275
Total capital loss carryforwards ............ $78,944,793 $7,183,440 $900,894,818
a
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,899,890 $ 4,456 $ 15,461,072
Long term ............................. 8,092,620 — 80,955,462
Total capital loss carryforwards ............ $18,992,510 $4,456 $96,416,534
a
Includes $97,006,620 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a
Cost of investments ....................... $3,536,039,211 $1,391,630,425 $6,161,932,212
Unrealized appreciation ..................... $223,708,804 $35,978,558 $988,402,113
Unrealized depreciation ..................... (588,715) (78,988) (61,962,410)
Net unrealized appreciation (depreciation) ....... $223,120,089 $35,899,570 $926,439,703

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2021, were as follows:
7. Credit Risk and Defaulted Securities
At August 31, 2021, Franklin High Yield Tax-Free Fund had 42.7% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At August 31, 2021, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $191,144,893 and $3,895,688, representing 2.7% and 0.5%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
a a a a
Cost of investments ....................... $391,604,272 $8,073,351 $771,395,501
Unrealized appreciation ..................... $31,335,681 $301,005 $66,455,821
Unrealized depreciation ..................... (902,382) (4,031) (746,881)
Net unrealized appreciation (depreciation) ....... $30,433,299 $296,974 $65,708,940
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $342,918,503 $146,439,329 $622,725,649
Sales .................................. $330,588,287 $241,576,633 $424,029,054
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $56,952,733 $1,342,013 $17,572,907
Sales .................................. $89,777,823 $155,818 $39,232,350
5. Income Taxes
(continued)

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8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

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The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 68,760,100 $ — $ — $ 68,760,100
Municipal Bonds ......................... — 3,678,174,200 — 3,678,174,200
Short Term Investments ................... — 12,225,000 — 12,225,000
Total Investments in Securities ........... $68,760,100 $3,690,399,200 $— $3,759,159,300
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 38,276,000 — — 38,276,000
Municipal Bonds ......................... — 1,033,718,995 — 1,033,718,995
Short Term Investments ................... — 355,535,000 — 355,535,000
Total Investments in Securities ........... $38,276,000 $1,389,253,995 $— $1,427,529,995
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 88,527,075 — — 88,527,075
Municipal Bonds : —
Alabama ............................. — 175,808,136 — 175,808,136
Arizona .............................. — 91,536,709 — 91,536,709
California ............................. — 1,320,163,031 — 1,320,163,031
Colorado ............................. — 363,371,677 — 363,371,677
Connecticut ........................... — 36,402,732 — 36,402,732
Florida ............................... — 767,295,621 — 767,295,621
Georgia .............................. — 75,680,420 — 75,680,420
Idaho ................................ — 13,352,041 — 13,352,041
Illinois ............................... — 332,823,900 — 332,823,900
Indiana .............................. — 64,608,598 — 64,608,598
Iowa ................................ — 17,559,865 — 17,559,865
Kansas .............................. — 5,990,714 — 5,990,714
Kentucky ............................. — 30,614,716 — 30,614,716
Louisiana ............................. — 80,388,997 — 80,388,997
Maryland ............................. — 26,246,853 — 26,246,853
Massachusetts ........................ — 69,351,980 — 69,351,980
Michigan ............................. — 185,377,636 — 185,377,636
Minnesota ............................ — 8,198,500 — 8,198,500
Mississippi ............................ — 72,707,817 — 72,707,817
Missouri .............................. — 34,321,766 — 34,321,766
Montana ............................. — 6,752,273 — 6,752,273
Nevada .............................. — 78,877,464 — 78,877,464
New Hampshire ........................ — 15,398,727 — 15,398,727
New Jersey ........................... — 306,867,559 — 306,867,559
New Mexico ........................... — 7,473,790 — 7,473,790
New York ............................. — 466,866,303 — 466,866,303
North Carolina ......................... — 21,234,279 — 21,234,279
North Dakota .......................... — 25,986,937 — 25,986,937
Ohio ................................ — 193,815,532 — 193,815,532
Oklahoma ............................ — 13,052,597 — 13,052,597
Oregon .............................. — 48,792,357 — 48,792,357
Pennsylvania .......................... — 146,319,910 — 146,319,910
Rhode Island .......................... — 8,168,955 — 8,168,955
11. Fair Value Measurements
(continued)

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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Municipal Bonds:
South Carolina ......................... $ — $ 76,033,799 $ — $ 76,033,799
South Dakota .......................... — 15,176,130 — 15,176,130
Tennessee ............................ — 81,076,430 — 81,076,430
Texas ............................... — 491,759,526 — 491,759,526
Utah ................................ — 38,421,781 — 38,421,781
Virginia .............................. — 98,950,169 — 98,950,169
Washington ........................... — 106,007,818 1,900,000 107,907,818
West Virginia .......................... — 11,753,928 — 11,753,928
Wisconsin ............................ — 121,979,083 — 121,979,083
U.S. Territories ..........................
District of Columbia ..................... — 124,125,360 — 124,125,360
Guam ............................... — 14,670,738 — 14,670,738
Pacific Islands ......................... — 9,003,737 — 9,003,737
Puerto Rico ........................... — 587,362,949 — 587,362,949
Short Term Investments ................... — 110,215,000 — 110,215,000
Total Investments in Securities ........... $88,527,075 $6,997,944,840 $1,900,000 $7,088,371,915
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 421,437,571 — 421,437,571
Short Term Investments ................... — 600,000 — 600,000
Total Investments in Securities ........... $— $422,037,571 $— $422,037,571
Franklin Municipal Green Bond Fund
Assets:
Municipal Bonds ......................... — 8,370,325 — 8,370,325
Total Investments in Securities ........... $— $8,370,325 $— $8,370,325
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 833,804,441 — 833,804,441
Short Term Investments ................... — 3,300,000 — 3,300,000
Total Investments in Securities ........... $— $837,104,441 $— $837,104,441
11. Fair Value Measurements
(continued)

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Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement

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Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information
176
franklintempleton.com
Semiannual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 S 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Tax-Free
Trust
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2021, the U.S.
economy continued to recover from the coronavirus
(COVID-19) pandemic. Gross domestic product (GDP)
accelerated in 2021’s first and second quarters as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Near period-end, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +2.51%
total return as investors were attracted to tax-free income in a stable interest-rate environment.
1
Factors contributing to
this positive investment environment for municipals included relatively low inflation and interest rates and actions by the
Federal Reserve to support a low interest-rate environment.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Alabama Tax-Free Income Fund 5
Franklin Florida Tax-Free Income Fund 10
Franklin Georgia Tax-Free Income Fund 15
Franklin Kentucky Tax-Free Income Fund 20
Franklin Louisiana Tax-Free Income Fund 25
Franklin Maryland Tax-Free Income Fund 30
Franklin Missouri Tax-Free Income Fund 35
Franklin North Carolina Tax-Free Income Fund 40
Franklin Virginia Tax-Free Income Fund 45
Financial Highlights and Statements of Investments 50
Financial Statements 133
Notes to Financial Statements 147
Shareholder Information 168
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Municipal Bond Market Overview
The U.S. and the rest of the world continued to manage the
recovery from the novel coronavirus (COVID-19) pandemic
that has caused significant economic and personal strife
throughout the past six months ended August 31, 2021.
Fifty-three percent of the U.S. population had been fully
immunized by period-end, but the remaining population were
either hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, case rates and hospitalizations fell through the spring and beginning summer months of
2021. However, starting in August 2021, a new, more virulent strain, labeled Delta, began to drive case rates higher to
levels last seen in February 2021. Although most infections
and severe illnesses were limited to the unvaccinated, there were breakthrough cases where fully vaccinated individuals
contracted the disease. Falling consumer sentiment in
August 2021 called into question whether people would
swiftly return to normal economic activity. Although most
states and local authorities did not roll back business and
school reopenings, there were some areas that reimposed
face mask requirements. U.S. health officials started to
explore the potential need for booster shots to ward off future strains of the virus.
Second quarter 2021 gross domestic product (GDP) growth
disappointed many economists at just 6.6% annualized, but
for the first time, overall real GDP exceeded pre-COVID-19
levels from the fourth quarter of 2019. Employment
improved, driving the unemployment rate to 5.2% in August
2021, down from a peak of 14.8% seen in April 2020.
Inflation picked up through the summer months of 2021
as global supply-chain bottlenecks and rising input prices
limited output growth that was met with pent-up demand for
goods.
The U.S. Federal Reserve (Fed) continued to support
monetary conditions by purchasing a large number of
U.S. Treasury (UST) bonds and backstopping many other
fixed income markets. However, with improving U.S.
economic fundamentals, by the end of August 2021, the
Fed began discussions of tapering asset purchases as the
first step toward normalizing monetary policy. The Biden
administration continued its talks with Congress on a number of large infrastructure projects that would partially be paid for with increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, there could be significant implications for the municipal
(muni) bond market, including additional bond issuance for
the projects and the potential for increased demand for tax-
exempt sources of income.
Strong demand for muni bonds continued throughout the
period under review, pushing ratios of 30-year muni bonds
versus UST yields in June 2021 to all-time lows. Although
these and other maturity ratios have since increased, they
remain at historically rich levels. In times of increased UST volatility throughout the six months, muni bond valuations
suffered declines only to rally once stability returned to the market. Muni issuers had projected severe budget deficits in
2020 and 2021, but these proved unfounded as consumer
spending recovered more quickly than anticipated, leading
to higher sales tax collections. Additionally, the U.S. federal government provided $350 billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021.
A strong U.S. housing market also provided support to local
and state governments as home price appreciation rates
reached historic highs.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +19.52%
total return for the period.
1
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +2.51% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.36% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+2.85% total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Semiannual Report
Franklin Alabama Tax-Free Income Fund
This semiannual report for Franklin Alabama Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.18 on February 28, 2021, to
$11.45 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 11.4367 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.85%, based
on an annualization of August’s 1.8357 cents per share
monthly dividend and the maximum offering price of $11.90
on August 31, 2021. An investor in the 2021 maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.41% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Alabama’s economy continued
to recover, as COVID-19-related restrictions loosened.
Although Alabama had the nation’s lowest vaccination rate,
the number of vaccinated individuals increased significantly.
The state’s strong and diversified manufacturing base,
including companies in the automotive, shipbuilding, steel
making and aerospace industries, significantly fueled its
recovery. Alabama’s unemployment rate began the period at
4.0% and ended at 3.1%, compared with the 5.2% national
rate.
3
Net tax revenues in fiscal year (FY) 2020 increased
over year-earlier levels, benefiting from sales taxes on
groceries and other consumer goods. For FY 2021, the
state anticipates smaller revenue increases from its main
operating funds. The state’s net tax-supported debt was
$1,045 per capita and 2.2% of personal income, marginally
higher than the $1,039 and 1.9% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service maintained Alabama’s general obligation
bonds’ Aa1 rating with a stable outlook.
5
The rating reflected
Moody’s view that the state benefits from its conservative
fiscal practices, its provision for midyear spending cuts, and its high coverage of debt service from available tax revenue.
According to Moody’s, Alabama’s challenges include a high
poverty rate, low labor force participation and legislative
power to reduce revenue previously pledged for debt
service.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
55
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Education 22.56%
Refunded 17.06%
Utilities 16.29%
Health Care 13.01%
Local 10.69%
Lease 6.72%
Industrial Dev. Revenue and Pollution Control 6.30%
Transportation 4.74%
State General Obligation 1.38%
Special Tax 0.80%
Other Revenue Bonds 0.45%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +3.45% -0.43%
1-Year +3.60% -0.29%
5-Year +14.16% +1.90%
10-Year +42.43% +3.21%
Advisor
5
6-Month +3.58% +3.58%
1-Year +3.86% +3.86%
5-Year +15.15% +2.86%
10-Year +43.58% +3.68%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.85% 3.41% 0.44% 0.81%
Advisor 2.19% 4.04% 0.71% 1.31%
See page 8 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.114367
A1 $0.123094
C $0.090609
R6 $0.130949
Advisor $0.128900
Total Annual Operating Expenses
9
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,034.50 $4.64 $1,020.64 $4.61 0.91%
A1 $1,000 $1,036.20 $3.90 $1,021.38 $3.87 0.76%
C $1,000 $1,032.80 $6.70 $1,018.61 $6.66 1.31%
R6 $1,000 $1,036.00 $3.20 $1,022.06 $3.18 0.62%
Advisor $1,000 $1,035.80 $3.38 $1,021.89 $3.36 0.66%

franklintempleton.com
Semiannual Report
Franklin Florida Tax-Free Income Fund
This semiannual report for Franklin Florida Tax-Free
Income Fund covers the period ended August 31, 2021.
As previously communicated, it has been proposed to
reorganize this Fund into Franklin Federal Tax-Free
Income Fund. If approved by the Fund’s shareholders,
the transaction is currently expected to be completed on
or about November 19, 2021, but it may be delayed if
unforeseen circumstances arise. In preparation for the
reorganization, the Fund closed to new investors on August
30, 2021. Existing shareholders can continue to invest in
the Fund, but it will not accept any additional purchases or exchanges after the close of market on or about November
17, 2021. The Fund reserves the right to change this policy
at any time.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a
level of income exempt from federal income taxes and
any Florida personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.58 on February 28, 2021, to
$10.73 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 13.5414 cents per share for the same
period.
2
The Performance Summary beginning on page 12
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.39%, based on an
annualization of August’s 2.2199 cents per share monthly
dividend and the maximum offering price of $11.15 on
August 31, 2021. An investor in the 2021 maximum federal
tax bracket of 37.00% (plus 3.80% Medicare tax) would need
to earn a distribution rate of 4.04% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For
other performance data, please see the Performance
Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Florida’s economy continued
to recover, aided by the federal stimulus and the removal
of COVID-19 restrictions, although vaccination rates rose
slowly, and infections increased significantly. The crucial
tourism industry saw signs of recovery, with domestic visitors in 2021’s second quarter exceeding pre-pandemic levels.
The state’s unemployment rate began the period at 4.7%
and ended at 5.0%, compared with the 5.2% national rate.
3
As Florida’s economy recovered, its revenue collections
increased, particularly sales taxes, which provide most of
Florida’s funding. Along with federal stimulus funds, Florida’s higher revenues allowed increased spending in its fiscal year
2021-2022 budget, which passed with bipartisan support.
Florida’s net tax-supported debt was $710 per capita and
1.3% of personal income, well below the $1,039 and 1.9%
national medians, respectively.
4
Independent credit rating
agency Moody’s Investors Service maintained Florida’s
general obligation bonds’ Aaa rating with a stable outlook.
5
The rating reflected Moody’s view that Florida benefits
from strong population growth, willingness to balance
budgets, and healthy reserves that were renewed as the
economy expanded. According to Moody’s, challenges
included above-average vulnerability to economic
cycles, elevated exposure to storm damage and stricter
legislative requirements for raising taxes. Moody’s stable
outlook reflected its expectation that Florida’s sound fiscal management will continue.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
63
.

Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your participation in Franklin Florida Tax-
Free Income Fund. It has been our privilege to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Health Care 24.49%
Utilities 24.34%
Transportation 21.41%
Special Tax 7.93%
State General Obligation 6.43%
Refunded 6.04%
Education 3.46%
Lease 1.84%
Local 1.78%
Industrial Dev. Revenue and Pollution Control 1.28%
Housing 1.00%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A
:
3.75% maximum initial sales charge; Advisor Class
:
no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.71% -1.14%
1-Year +3.30% -0.57%
5-Year +12.36% +1.58%
10-Year +36.81% +2.79%
Advisor
5
6-Month +2.74% +2.74%
1-Year +3.46% +3.46%
5-Year +13.51% +2.57%
10-Year +38.11% +3.28%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
7
A 2.39% 4.04% 0.75% 1.27%
Advisor 2.74% 4.63% 1.02% 1.72%
See page 13 for Performance Summary footnotes.

Franklin Florida Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.135414
A1 $0.143622
C $0.112760
R6 $0.151162
Advisor $0.149060
Total Annual Operating Expenses
9
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.10 $4.33 $1,020.94 $4.31 0.85%
A1 $1,000 $1,027.90 $3.57 $1,021.69 $3.56 0.70%
C $1,000 $1,023.40 $6.32 $1,018.96 $6.31 1.24%
R6 $1,000 $1,028.50 $2.85 $1,022.39 $2.84 0.56%
Advisor $1,000 $1,027.40 $3.05 $1,022.19 $3.04 0.60%

franklintempleton.com
Semiannual Report
Franklin Georgia Tax-Free Income Fund
This semiannual report for Franklin Georgia Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.91 on February 28, 2021, to
$12.08 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 13.8526 cents per share for the
same period.
2
The Performance Summary beginning on
page 17 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.15%,
based on an annualization of August’s 2.2528 cents per
share monthly dividend and the maximum offering price
of $12.55 on August 31, 2021. An investor in the 2021
maximum combined effective federal and Georgia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.00% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Georgia’s well-diversified
economy continued to recover, as COVID-19-related
restrictions were loosened, and the number of vaccinated
individuals increased significantly. The recovery is rooted
in the past decade’s economic and population growth,
notably in the Atlanta metropolitan area, as well as Georgia’s relatively low debt burden. Georgia’s unemployment rate
began the period at 4.8% and ended at 3.5%, compared
with the 5.2% national rate.
3
To manage budget shortfalls
in fiscal year (FY) 2020, the state used its large revenue
shortfall reserve fund. The governor signed a FY 2022
budget that restored spending where cuts had been made
in the FY 2021 budget amid the COVID-19 pandemic. The
state’s net tax-supported debt was $987 per capita and
1.9% of personal income, compared to the $1,039 and 1.9%
national medians, respectively.
4
Independent credit rating
agency Moody’s Investors Service maintained Georgia’s
general obligation bonds’ Aaa rating with a stable outlook.
5
The rating reflects Moody’s view of Georgia’s traditionally
solid economy, effective governance, fiscal management and
consistently high reserves. According to Moody’s, challenges included per-capita income that regularly trails the nation, particularly in rural areas. The stable outlook recognizes
Moody’s view that strong governance, fiscal management
and reserves will enable Georgia to manage the pandemic’s
economic impact.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
73
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Utilities 18.85%
Health Care 17.98%
Local 12.05%
Refunded 10.53%
Education 9.47%
Housing 8.22%
Lease 5.58%
Special Tax 5.55%
Transportation 5.15%
State General Obligation 3.98%
Industrial Dev. Revenue and Pollution Control 2.64%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.60% -1.25%
1-Year +3.20% -0.67%
5-Year +12.10% +1.53%
10-Year +40.58% +3.07%
Advisor
5
6-Month +2.81% +2.81%
1-Year +3.54% +3.54%
5-Year +13.26% +2.52%
10-Year +41.91% +3.56%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.15% 4.00% 0.65% 1.21%
Advisor 2.50% 4.66% 0.92% 1.71%
See page 18 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.138526
A1 $0.147760
C $0.113229
R6 $0.156420
Advisor $0.153906
Total Annual Operating Expenses
9
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,026.00 $4.35 $1,020.91 $4.34 0.85%
A1 $1,000 $1,026.80 $3.60 $1,021.66 $3.59 0.70%
C $1,000 $1,024.30 $6.38 $1,018.90 $6.36 1.25%
R6 $1,000 $1,027.50 $2.87 $1,022.37 $2.86 0.56%
Advisor $1,000 $1,028.10 $3.08 $1,022.16 $3.08 0.60%

franklintempleton.com
Semiannual Report
Franklin Kentucky Tax-Free Income Fund
This semiannual report for Franklin Kentucky Tax-Free
Income Fund covers the period ended August 31, 2021.
As previously communicated, it has been proposed to
reorganize this Fund into Franklin Federal Tax-Free
Income Fund. If approved by the Fund’s shareholders,
the transaction is currently expected to be completed on
or about November 19, 2021, but it may be delayed if
unforeseen circumstances arise. In preparation for the
reorganization, the Fund closed to new investors on August
30, 2021. Existing shareholders can continue to invest in
the Fund, but it will not accept any additional purchases or exchanges after the close of market on or about November
17, 2021. The Fund reserves the right to change this policy
at any time.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Kentucky personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.97 on February 28, 2021, to
$11.12 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 11.3231 cents per share for the
same period.
2
The Performance Summary beginning on
page 22 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.77%, based
on an annualization of August’s 1.7082 cents per share
monthly dividend and the maximum offering price of $11.55
on August 31, 2021. An investor in the 2021 maximum
combined effective federal and Kentucky personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.27% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six-month period, Kentucky’s economy continued
to recover, as restrictions related to COVID-19 loosened and the number of vaccinated individuals increased significantly.
The commonwealth regained the majority of jobs that had
been lost during the pandemic, buoyed by growth in the
key metals, logistics and agriculture industries. Kentucky’s unemployment rate began the period at 5.2% and ended
at 4.3%, compared with the 5.2% national rate.
3
Kentucky
ended fiscal year (FY) 2021 with a notable surplus, and the
state legislature approved a FY 2022 budget that projects
revenue growth and higher reserves, supported in part
by federal stimulus funds. The commonwealth’s net tax-
supported debt was $1,965 per capita and 4.2% of personal
income, above the $1,039 and 1.9% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service maintained Kentucky’s issuer credit Aa3
rating with a stable outlook.
5
The rating reflected Moody’s
view that Kentucky has demonstrated a willingness to cut
expenditures to balance the budget, and that liquidity was
Portfolio Composition
8/31/21
% of Total
Investments*
Utilities 31.50%
Lease 22.12%
Education 21.72%
Health Care 14.16%
Refunded 7.05%
Transportation 1.91%
Industrial Dev. Revenue and Pollution Control 1.47%
Housing 0.07%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 82 .

Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
adequate to bridge revenue shortfalls. According to Moody’s, challenges included high adjusted net pension liabilities
and elevated fixed costs that limit budget flexibility. Moody’s stable outlook reflected its expectation that Kentucky had
sufficient tools and liquidity to manage the economic impact of the pandemic.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your participation in Franklin Kentucky Tax-
Free Income Fund. It has been our privilege to serve your
investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/ 3 1/2 1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.40% -1.44%
1-Year +2.97% -0.90%
5-Year +12.56% +1.62%
10-Year +38.51% +2.92%
Advisor
5
6-Month +2.54% +2.54%
1-Year +3.23% +3.23%
5-Year +13.53% +2.57%
10-Year +39.63% +3.39%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.77% 3.27% 0.64% 1.18%
Advisor 2.11% 3.89% 0.92% 1.70%
See page 23 for Performance Summary footnotes.

Franklin Kentucky Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Kentucky personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.113231
A1 $0.121755
R6 $0.129953
Advisor $0.127419
Total Annual Operating Expenses
9
Share Class
A 0.97%
Advisor 0.72%

Your Fund’s Expenses
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,024.00 $5.09 $1,020.17 $5.08 1.00%
A1 $1,000 $1,024.80 $4.34 $1,020.92 $4.33 0.85%
R6 $1,000 $1,024.70 $3.56 $1,021.69 $3.56 0.70%
Advisor $1,000 $1,025.40 $3.83 $1,021.43 $3.82 0.75%

franklintempleton.com
Semiannual Report
Franklin Louisiana Tax-Free Income Fund
This semiannual report for Franklin Louisiana Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.28 on February 28, 2021, to
$11.48 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 12.2458 cents per share for the
same period.
2
The Performance Summary beginning on
page 27 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.06%, based
on an annualization of August’s 2.0438 cents per share
monthly dividend and the maximum offering price of $11.93
on August 31, 2021. An investor in the 2021 maximum
combined effective federal and Louisiana personal income
tax bracket of 46.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.87% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Louisiana’s economy continued
to recover, as oil prices rose and the number of vaccinated
individuals increased significantly, despite Louisiana
having one of the lowest vaccination rates in the country.
Nonetheless, Louisiana’s reliance on tourism and energy
meant that its economic recovery was slower than in states
with more diversified economies. Louisiana’s unemployment
rate began the period at 7.6% and ended at 6.2%, compared
with the 5.2% national rate.
3
The state has generated
budgetary surpluses in consecutive years, supported by
higher-than-expected revenues. The state legislature passed
a fiscal year 2021-2022 budget that increased infrastructure and education spending, financed in part by federal stimulus funds. The state’s net tax-supported debt was $1,591 per
capita and 3.2% of personal income, above the $1,039
and 1.9% national medians, respectively.
4
Independent
credit rating agency Moody’s Investors Service maintained
Louisiana’s general obligation bonds’ Aa3 rating and positive outlook.
5
The rating reflected Moody’s view of Louisiana’s
moderate debt and pension liabilities and its large and
diverse tax base. According to Moody’s, challenges included
Louisiana’s slow population growth, low relative income
Portfolio Composition
8/31/21
% of Total
Investments*
Refunded 15.15%
Transportation 14.69%
Health Care 14.26%
Education 13.04%
Special Tax 11.23%
Utilities 8.14%
State General Obligation 6.48%
Housing 5.87%
Local 4.93%
Lease 4.74%
Other Revenue Bonds 0.94%
Industrial Dev. Revenue and Pollution Control 0.53%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
89
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
levels and its above-average exposure to environmental risk, particularly hurricanes and flooding. Moody’s stable outlook reflected Louisiana’s progress in restoring its financial
reserves and liquidity.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/ 3 1/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.86% -0.99%
1-Year +3.90% 0.00%
5-Year +14.19% +1.91%
10-Year +40.67% +3.08%
Advisor
5
6-Month +3.00% +3.00%
1-Year +4.25% +4.25%
5-Year +15.28% +2.88%
10-Year +41.92% +3.56%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.06% 3.87% 0.95% 1.79%
Advisor 2.40% 4.51% 1.24% 2.33%
See page 28 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Louisiana personal income tax rate of 46.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.122458
A1 $0.131236
C $0.098408
R6 $0.139409
Advisor $0.137072
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.60 $4.42 $1,020.85 $4.40 0.86%
A1 $1,000 $1,029.40 $3.67 $1,021.59 $3.65 0.72%
C $1,000 $1,027.00 $6.45 $1,018.84 $6.42 1.26%
R6 $1,000 $1,030.20 $2.95 $1,022.30 $2.93 0.58%
Advisor $1,000 $1,030.00 $3.15 $1,022.10 $3.14 0.62%

franklintempleton.com
Semiannual Report
Franklin Maryland Tax-Free Income Fund
This semiannual report for Franklin Maryland Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.97 on February 28, 2021, to
$11.16 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 11.9287 cents per share for the
same period.
2
The Performance Summary beginning on
page 32 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.05%, based
on an annualization of August’s 1.9762 cents per share
monthly dividend and the maximum offering price of $11.59
on August 31, 2021. An investor in the 2021 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.08% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Maryland’s economy began
recovering from the COVID-19 pandemic, supported by high
personal income levels, as a significant federal presence and proximity to the nation’s capital provided well-paid civilian and national defense jobs. The state’s unemployment rate
began the period at 6.2% and ended at 5.9%, compared
with the 5.2% national rate.
3
Through June 2021, Maryland's
general fund revenue collections were significantly higher
than at the same point in 2020, spurred by personal and
corporate income taxes. Revenue projections increased
during fiscal year (FY) 2021, and projections for FY 2022
forecast robust growth. The state’s net tax-supported debt
was $2,410 per capita and 3.5% of personal income, well
above the $1,039 and 1.9% national medians, respectively.
4
Independent credit rating agency Moody’s Investor Service
maintained the state’s general obligation bonds’ Aaa rating
with a stable outlook.
5
The rating reflected Moody’s view
that Maryland benefits from strong budgetary and financial
management and a history of proactive responses to
economic cycles, which will help as it continues to grapple
with the pandemic. According to Moody’s, challenges
included a relatively high debt and pension burden that
Portfolio Composition
8/31/21
% of Total
Investments*
Health Care 22.13%
Education 13.85%
Transportation 13.61%
Housing 13.13%
Local 11.48%
Lease 7.62%
Utilities 7.25%
Refunded 5.78%
Special Tax 3.57%
State General Obligation 1.58%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
98
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
will continue to test Maryland's commitment to reducing its
long-term liabilities while maintaining its high level of resident services.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.83% -1.03%
1-Year +3.34% -0.54%
5-Year +11.68% +1.46%
10-Year +36.03% +2.73%
Advisor
6-Month +2.95% +2.95%
1-Year +3.50% +3.50%
5-Year +12.84% +2.45%
10-Year +38.02% +3.28%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.05% 4.08% 0.66% 1.31%
Advisor 2.39% 4.76% 0.93% 1.85%
See page 33 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.119287
A1 $0.127798
C $0.095722
R6 $0.136168
Advisor $0.133464
Total Annual Operating Expenses
8
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.30 $4.43 $1,020.83 $4.42 0.87%
A1 $1,000 $1,029.10 $3.68 $1,021.58 $3.66 0.72%
C $1,000 $1,025.60 $6.44 $1,018.85 $6.42 1.26%
R6 $1,000 $1,029.80 $2.90 $1,022.34 $2.89 0.57%
Advisor $1,000 $1,029.50 $3.16 $1,022.09 $3.15 0.62%

franklintempleton.com
Semiannual Report
Franklin Missouri Tax-Free Income Fund
This semiannual report for Franklin Missouri Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.85 on February 28, 2021, to
$12.00 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 14.2365 cents per share for the
same period.
2
The Performance Summary beginning on
page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.28%,
based on an annualization of August’s 2.3657 cents per
share monthly dividend and the maximum offering price
of $12.47 on August 31, 2021. An investor in the 2021
maximum combined effective federal and Missouri personal
income tax bracket of 46.20% (including 3.80% Medicare
tax) would need to earn a distribution rate of 4.24% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Missouri’s economy continued
recovering, as COVID-19-related restrictions loosened, and
the number of vaccinated individuals increased significantly.
The state’s economy benefited from high industrial and
employment diversity and low business costs. The state’s
unemployment rate began the period at 4.3% and ended
at 4.0%, compared with the 5.2% national rate.
3
Missouri’s
strong finances before the pandemic and its expenditure
flexibility mitigated revenue declines. The state legislature passed a fiscal year 2022 budget that increased education
and health care spending. The state’s net tax-supported
debt was $413 per capita and 0.8% of personal income,
substantially below the $1,039 and 1.9% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service maintained the state’s general obligation
bonds’ Aaa rating with a stable outlook.
5
The rating reflected
Moody’s view of Missouri’s strong executive powers to
address revenue shortfalls, stable reserves, historically
conservative fiscal policies and below-average debt and
pension burden. According to Moody’s, challenges include
limits to the state’s ability to increase revenue and a
requirement to issue taxpayer rebates when revenue growth
exceeds personal income growth. Moody’s stable outlook
Portfolio Composition
8/31/21
% of Total
Investments*
Health Care 23.94%
Utilities 23.62%
Lease 15.24%
Local 14.32%
Education 8.28%
Transportation 6.81%
Housing 2.39%
Refunded 1.69%
Special Tax 1.58%
Industrial Dev. Revenue and Pollution Control 1.54%
State General Obligation 0.59%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
106
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
reflected Missouri’s history of stable available fund balances and its use of expenditure flexibility to limit the pandemic’s financial impact.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.47% -1.37%
1-Year +3.17% -0.70%
5-Year +13.86% +1.85%
10-Year +38.29% +2.90%
Advisor
6-Month +2.60% +2.60%
1-Year +3.43% +3.43%
5-Year +14.84% +2.81%
10-Year +40.09% +3.43%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.28% 4.24% 0.84% 1.56%
Advisor 2.63% 4.89% 1.12% 2.08%
See page 38 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Missouri personal income tax rate of 46.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.142365
A1 $0.151544
C $0.117460
R6 $0.159725
Advisor $0.157647
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,024.70 $4.13 $1,021.13 $4.12 0.81%
A1 $1,000 $1,026.40 $3.37 $1,021.88 $3.37 0.66%
C $1,000 $1,022.40 $6.16 $1,019.11 $6.15 1.21%
R6 $1,000 $1,027.10 $2.68 $1,022.56 $2.68 0.53%
Advisor $1,000 $1,026.00 $2.86 $1,022.38 $2.86 0.56%

franklintempleton.com
Semiannual Report
Franklin North Carolina Tax-Free Income Fund
This semiannual report for Franklin North Carolina Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.62 on February 28, 2021, to
$11.80 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 11.2698 cents per share for the
same period.
2
The Performance Summary beginning on
page 42 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.70%, based
on an annualization of August’s 1.7406 cents per share
monthly dividend and the maximum offering price of $12.26
on August 31, 2021. An investor in the 2021 maximum
combined effective federal and North Carolina personal
income tax bracket of 46.05% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.15% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, North Carolina’s economy
continued to recover, as COVID-19-related restrictions
were loosened and the number of vaccinated individuals
increased significantly. The state’s unemployment rate
began the period at 5.7% and ended at 4.3%, compared with
the 5.2% national rate.
3
As of period-end, North Carolina’s
legislature and governor had not agreed on the fiscal years
2022–2023 biennium budget, but continued allocation of
state funds at previously authorized levels is allowed until the new budget is enacted. The state’s net tax-supported
debt was $581 per capita and 1.2% of personal income,
substantially lower than the $1,039 and 1.9% national
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service maintained the state’s general
obligation bonds’ Aaa rating with a stable outlook, reflecting
North Carolina’s fiscal and budgeting practices, as well as
an accelerating economic recovery.
5
The rating and outlook
reflect Moody’s view of North Carolina’s diverse economy
with strong employment and population growth, history of
conservative fiscal management and budgeting, strong
executive powers to cut spending, and commitment to
maintain healthy reserves and affordable debt and pension
Portfolio Composition
8/31/21
% of Total
Investments*
Education 20.98%
Health Care 18.05%
Utilities 14.35%
Lease 9.88%
Transportation 9.47%
Refunded 8.84%
Local 7.99%
Housing 6.36%
State General Obligation 3.25%
Industrial Dev. Revenue and Pollution Control 0.83%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
117
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
liabilities. According to Moody’s, credit challenges include controlling expenditure pressures amid continued growth, as
well as the delayed budget adoption.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.52% -1.32%
1-Year +2.67% -1.18%
5-Year +11.78% +1.47%
10-Year +32.75% +2.48%
Advisor
6-Month +2.65% +2.65%
1-Year +2.93% +2.93%
5-Year +12.85% +2.45%
10-Year +34.62% +3.02%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.70% 3.15% 0.68% 1.26%
Advisor 2.03% 3.76% 0.96% 1.78%
See page 43 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and North Carolina personal income tax rate of 46.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.112698
A1 $0.121734
C $0.087959
R6 $0.129908
Advisor $0.127742
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,025.20 $4.14 $1,021.11 $4.14 0.81%
A1 $1,000 $1,026.90 $3.39 $1,021.86 $3.38 0.66%
C $1,000 $1,023.60 $6.17 $1,019.10 $6.16 1.21%
R6 $1,000 $1,027.60 $2.70 $1,022.55 $2.69 0.53%
Advisor $1,000 $1,026.50 $2.88 $1,022.36 $2.87 0.56%

franklintempleton.com
Semiannual Report
Franklin Virginia Tax-Free Income Fund
This semiannual report for Franklin Virginia Tax-Free Income
Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.13 on February 28, 2021, to
$11.30 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 9.7284 cents per share for the
same period.
2
The Performance Summary beginning on
page 47 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.66%,
based on an annualization of August’s 1.6200 cents per
share monthly dividend and the maximum offering price
of $11.74 on August 31, 2021. An investor in the 2021
maximum combined effective federal and Virginia personal
income tax bracket of 46.55% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.11% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Virginia’s economy
began its recovery from the novel coronavirus pandemic.
The commonwealth was less severely affected than other
states, due partly to the sizable federal presence and its
growing technology-related services industry. Virginia’s
unemployment rate began the period at 5.2% and ended
at 4.0%, compared with the 5.2% national rate.
3
General
revenue increased significantly for the period, well ahead
of the revised forecasted growth. Due to uncertainties
surrounding the pandemic, Virginia suspended all new
spending in the fiscal years 2020–2022 biennium budget,
but its legislature is working to pass an amended budget to
address immediate needs. Virginia’s net tax-supported debt
was $1,746 per capita and 2.8% of personal income, higher
than the $1,039 and 1.9% national medians, respectively.
4
Independent credit rating agency Moody’s Investors Service
maintained Virginia’s general obligation bonds’ Aaa rating
with a stable outlook, reflecting Moody’s opinion that
Virginia’s strong governance and financial management will
help the commonwealth maintain budgetary balance despite
uncertainties.
5
The rating reflects Moody’s view of the
commonwealth’s conservative fiscal management, including
strong debt and pension management practices that drive
Portfolio Composition
8/31/21
% of Total
Investments*
Lease 21.07%
Health Care 17.54%
Refunded 12.71%
Utilities 11.10%
Transportation 10.34%
Education 7.57%
Special Tax 7.30%
Local 5.15%
State General Obligation 2.43%
Housing 2.04%
Other Revenue Bonds 1.81%
Industrial Dev. Revenue and Pollution Control 0.94%
*
Does not include cash and cash equivalents.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
128
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
below average liabilities. According to Moody’s, Virginia’s
challenges include education and transportation needs
amid more limited resources, and vulnerability to federal
downsizing.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of August 31, 2021
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.41% -1.43%
1-Year +2.34% -1.50%
5-Year +10.53% +1.24%
10-Year +33.34% +2.53%
Advisor
6-Month +2.54% +2.54%
1-Year +2.51% +2.51%
5-Year +11.49% +2.20%
10-Year +35.18% +3.06%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.66% 3.11% 0.69% 1.29%
Advisor 1.98% 3.70% 0.97% 1.81%
See page 48 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.097284
A1 $0.105902
C $0.073520
R6 $0.114130
Advisor $0.111645
Total Annual Operating Expenses
8
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,024.10 $4.26 $1,020.99 $4.26 0.84%
A1 $1,000 $1,024.90 $3.51 $1,021.74 $3.50 0.69%
C $1,000 $1,021.50 $6.28 $1,018.99 $6.27 1.23%
R6 $1,000 $1,025.60 $2.77 $1,022.47 $2.77 0.54%
Advisor $1,000 $1,025.40 $2.99 $1,022.25 $2.99 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.18 $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.28 0.30 0.15
Net realized and unrealized gains (losses) ........................ 0.27 (0.23) 0.57 0.06
Total from investment operations ................................. 0.38 0.05 0.87 0.21
Less distributions from:
Net investment income ....................................... (0.11) (0.27) (0.32) (0.15)
Net asset value, end of period ................................... $11.45 $11.18 $11.40 $10.85
Total return
e
................................................ 3.45% 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses
g
................................................. 0.91% 0.91% 0.91% 0.92%
Net investment income ........................................ 1.95% 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of period (000’s) ................................. $42,112 $30,415 $16,423 $7,334
Portfolio turnover rate ......................................... 10.66% 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.16 $11.38 $10.84 $10.88 $11.16 $11.35
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.30 0.32 0.33 0.35 0.39
Net realized and unrealized gains (losses) 0.28 (0.23) 0.55 (0.04) (0.27) (0.20)
Total from investment operations ........ 0.40 0.07 0.87 0.29 0.08 0.19
Less distributions from:
Net investment income .............. (0.12) (0.29) (0.33) (0.33) (0.36) (0.38)
Net asset value, end of period .......... $11.44 $11.16 $11.38 $10.84 $10.88 $11.16
Total return
d
....................... 3.62% 0.64% 8.16% 2.76% 0.72% 1.69%
Ratios to average net assets
e
Expenses ......................... 0.76%
f
0.77%
f
0.76%
f
0.77%
f
0.74% 0.72%
Net investment income ............... 2.12% 2.66% 2.85% 3.06% 3.16% 3.38%
Supplemental data
Net assets, end of period (000’s) ........ $175,727 $174,802 $186,486 $188,290 $208,340 $225,050
Portfolio turnover rate ................ 10.66% 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.32 $11.54 $10.98 $11.02 $11.30 $11.49
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.24 0.26 0.27 0.29 0.33
Net realized and unrealized gains (losses) 0.27 (0.23) 0.57 (0.04) (0.27) (0.20)
Total from investment operations ........ 0.36 0.01 0.83 0.23 0.02 0.13
Less distributions from:
Net investment income .............. (0.09) (0.23) (0.27) (0.27) (0.30) (0.32)
Net asset value, end of period .......... $11.59 $11.32 $11.54 $10.98 $11.02 $11.30
Total return
d
....................... 3.28% (0.01)% 7.68% 2.15% 0.16% 1.11%
Ratios to average net assets
e
Expenses ......................... 1.31%
f
1.31%
f
1.31%
f
1.32%
f
1.29% 1.27%
Net investment income ............... 1.55% 2.10% 2.30% 2.51% 2.61% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $15,999 $23,374 $31,175 $30,641 $45,422 $55,619
Portfolio turnover rate ................ 10.66% 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.17 $11.39 $10.84 $10.88 $11.13
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........... 0.27 (0.22) 0.57 (0.04) (0.26)
Total from investment operations .................... 0.40 0.09 0.90 0.31 (0.04)
Less distributions from:
Net investment income .......................... (0.13) (0.31) (0.35) (0.35) (0.21)
Net asset value, end of period ...................... $11.44 $11.17 $11.39 $10.84 $10.88
Total return
e
................................... 3.60% 0.77% 8.39% 2.78% (0.26)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.62%
g
0.63%
g
0.63%
g
0.63%
g
0.61%
Net investment income ........................... 2.24% 2.78% 2.98% 3.20% 3.29%
Supplemental data
Net assets, end of period (000’s) .................... $2,203 $1,756 $1,664 $824 $1,516
Portfolio turnover rate ............................ 10.66% 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date ) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.17 $11.39 $10.84 $10.88 $11.16 $11.49
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.31 0.33 0.34 0.36 0.18
Net realized and unrealized gains (losses) 0.27 (0.23) 0.56 (0.04) (0.27) (0.33)
Total from investment operations ........ 0.40 0.08 0.89 0.30 0.09 (0.15)
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.34) (0.34) (0.37) (0.18)
Net asset value, end of period .......... $11.44 $11.17 $11.39 $10.84 $10.88 $11.16
Total return
e
....................... 3.58% 0.74% 8.36% 2.86% 0.82% (1.33)%
Ratios to average net assets
f
Expenses ......................... 0.66%
g
0.67%
g
0.66%
g
0.67%
g
0.64% 0.62%
Net investment income ............... 2.21% 2.74% 2.95% 3.16% 3.26% 3.48%
Supplemental data
Net assets, end of period (000’s) ........ $18,677 $15,036 $11,709 $8,335 $7,689 $5,149
Portfolio turnover rate ................ 10.66% 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date ) to February 28, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.2%
Alabama 90.1%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,272,680
Alabama Federal Aid Highway Finance Authority , Revenue , 2017 A , Refunding ,
5% , 6/01/37 ...................................................... 4,130,000 5,133,301
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,561,155
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,892,008
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,369,999
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 397,114
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 428,746
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 525,888
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 425,482
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 605,876
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 658,380
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 482,002
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 3,052,700
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 845,427
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,961,120
a
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 2,000,000 2,496,941
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,604,248
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 6,000,000 7,188,842
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 3,108,897
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
5,000,000 5,960,136
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 1,167,950
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,745,302
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
5,000,000 5,898,702
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,958,865
Water, Revenue, 2015, Pre-Refunded, 5%, 11/01/35 ....................... 4,000,000 4,689,313
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
3,500,000 4,082,820
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 3,027,242
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,942,813
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 2,085,847
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 3,544,669
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,444,894
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,208,673
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,100,808
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 ..............
2,000,000 2,255,235
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,155,686
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,645,523

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/45 .................................................... $ 10,000,000 $ 11,676,973
Homewood Educational Building Authority , Samford University , Revenue , 2019 A ,
Refunding , 4% , 12/01/49 ............................................ 2,500,000 2,817,243
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ............... 3,000,000 3,438,418
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 6,077,099
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,690,115
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,744,947
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,490,663
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,589,575
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,101,431
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,306,398
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,930,074
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,000,000 3,035,226
a
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 2,000,000 2,397,616
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 5,000,000 6,182,844
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,428,897
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 296,088
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,890,059
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,704,148
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 6,067,536
University of Alabama (The) ,
Revenue, 2013 D-2, 5%, 10/01/37 ..................................... 7,520,000 8,200,151
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 6,110,752
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 3,000,772
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,456,119
Water Works Board of the City of Birmingham (The) ,
Revenue, 2016 B, Pre-Refunded, 5%, 1/01/43 ............................ 10,000,000 12,346,276
Revenue, Senior Lien, 2016 A, Pre-Refunded, 4%, 1/01/35 ................... 4,000,000 4,728,552
229,633,256
Illinois 1.7%
c
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 1,000,000 1,153,488
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 750,000 891,481
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,961
GO, 2020 B, 5%, 10/01/29 ........................................... 280,000 357,486
GO, 2020 B, 4%, 10/01/33 ........................................... 200,000 237,020
GO, 2021 A, 4%, 3/01/41 ............................................ 300,000 348,812
4,220,248
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 283,706
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,200,000 1,584,827
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 500,000 603,713

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
$ 250,000 $ 318,482
2,790,728
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 2,000,000 2,312,630
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 1,160,000 1,336,742
3,649,372
Tennessee 0.5%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,000,000 1,336,246
U.S. Territories 1.4%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,226,065
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 545,031
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,379
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 530,000 577,385
2,211,795
Total U.S. Territories .................................................................... 3,437,860
Total Municipal Bonds (Cost $226,924,455) .....................................
245,067,710
a a a a
a
Total Investments (Cost $226,924,455) 96.2% ...................................
$245,067,710
Other Assets, less Liabilities 3.8% .............................................
9,649,504
Net Assets 100.0% ...........................................................
$254,717,214
See Abbreviations on page 167 .
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the value of this security was
$1,100,808, representing 0.4% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.58 $10.83 $10.44 $10.44
Income from investment operations
c
:
Net investment income
d
...................................... 0.13 0.31 0.33 0.17
Net realized and unrealized gains (losses) ........................ 0.16 (0.26) 0.41 —
e
Total from investment operations ................................. 0.29 0.05 0.74 0.17
Less distributions from:
Net investment income ....................................... (0.14) (0.30) (0.35) (0.17)
Net asset value, end of period ................................... $10.73 $10.58 $10.83 $10.44
Total return
f
................................................. 2.71% 0.53% 7.18% 1.71%
Ratios to average net assets
g
Expenses
h
................................................. 0.85% 0.84% 0.85% 0.85%
Net investment income ........................................ 2.50% 2.92% 3.16% 3.48%
Supplemental data
Net assets, end of period (000’s) ................................. $94,885 $78,373 $56,214 $29,086
Portfolio turnover rate ......................................... 11.65% 27.18% 9.33% 10.03%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.57 $10.82 $10.43 $10.47 $10.88 $11.19
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.33 0.35 0.38 0.39 0.43
Net realized and unrealized gains (losses) 0.15 (0.26) 0.40 (0.04) (0.39) (0.31)
Total from investment operations ........ 0.29 0.07 0.75 0.34 — 0.12
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.36) (0.38) (0.41) (0.43)
Net asset value, end of period .......... $10.72 $10.57 $10.82 $10.43 $10.47 $10.88
Total return
d
....................... 2.79% 0.68% 7.35% 3.36% (0.02)% 1.05%
Ratios to average net assets
e
Expenses ......................... 0.70%
f
0.69%
f
0.70%
f
0.70%
f
0.67%
g
0.65%
Net investment income ............... 2.66% 3.12% 3.31% 3.63% 3.63% 3.82%
Supplemental data
Net assets, end of period (000’s) ........ $380,874 $385,247 $437,316 $462,869 $536,099 $635,594
Portfolio turnover rate ................ 11.65% 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.81 $11.06 $10.66 $10.69 $11.10 $11.41
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.27 0.30 0.33 0.34 0.37
Net realized and unrealized gains (losses) 0.14 (0.26) 0.41 (0.03) (0.40) (0.32)
Total from investment operations ........ 0.25 0.01 0.71 0.30 (0.06) 0.05
Less distributions from:
Net investment income .............. (0.11) (0.26) (0.31) (0.33) (0.35) (0.36)
Net asset value, end of period .......... $10.95 $10.81 $11.06 $10.66 $10.69 $11.10
Total return
d
....................... 2.34% 0.13% 6.76% 2.81% (0.58)% 0.46%
Ratios to average net assets
e
Expenses ......................... 1.24%
f
1.23%
f
1.25%
f
1.25%
f
1.22%
g
1.20%
Net investment income ............... 2.06% 2.52% 2.76% 3.08% 3.08% 3.27%
Supplemental data
Net assets, end of period (000’s) ........ $23,750 $28,374 $35,481 $39,117 $73,237 $90,754
Portfolio turnover rate ................ 11.65% 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.60 $10.85 $10.46 $10.49 $10.82
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.34 0.37 0.39 0.24
Net realized and unrealized gains (losses) ........... 0.15 (0.26) 0.40 (0.02) (0.33)
Total from investment operations .................... 0.30 0.08 0.77 0.37 (0.09)
Less distributions from:
Net investment income .......................... (0.15) (0.33) (0.38) (0.40) (0.24)
Net asset value, end of period ...................... $10.75 $10.60 $10.85 $10.46 $10.49
Total return
e
................................... 2.85% 0.82% 7.47% 3.57% (0.88)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.57% 0.57% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.56%
g
0.56%
g
0.56%
g
0.56%
g
0.54%
Net investment income ........................... 2.78% 3.20% 3.45% 3.77% 3.76%
Supplemental data
Net assets, end of period (000’s) .................... $6,117 $5,011 $3,338 $2,343 $2,387
Portfolio turnover rate ............................ 11.65% 27.18% 9.33% 10.03% 10.10%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.60 $10.85 $10.46 $10.49 $10.89 $11.23
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.34 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) 0.14 (0.26) 0.41 (0.03) (0.38) (0.34)
Total from investment operations ........ 0.29 0.08 0.77 0.36 0.02 (0.14)
Less distributions from:
Net investment income .............. (0.15) (0.33) (0.38) (0.39) (0.42) (0.20)
Net asset value, end of period .......... $10.74 $10.60 $10.85 $10.46 $10.49 $10.89
Total return
e
....................... 2.74% 0.78% 7.44% 3.54% 0.17% (1.25)%
Ratios to average net assets
f
Expenses ......................... 0.60%
g
0.59%
g
0.60%
g
0.60%
g
0.57%
h
0.55%
Net investment income ............... 2.76% 3.19% 3.41% 3.73% 3.73% 3.92%
Supplemental data
Net assets, end of period (000’s) ........ $37,124 $35,829 $31,477 $25,472 $20,467 $10,916
Portfolio turnover rate ................ 11.65% 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Florida Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.6%
Florida 95.6%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,542,375
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/35 ............................................ 1,000,000 1,244,209
Capital Trust Agency, Inc. ,
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 576,414
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 369,283
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 432,008
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 542,597
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,621,120
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,551,754
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 6,233,268
Revenue, Senior Lien, 2021, Refunding, AGMC Insured, 4%, 7/01/38 ........... 4,000,000 4,906,206
Revenue, Senior Lien, 2021 D, 5%, 7/01/32 .............................. 1,100,000 1,486,916
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,279,701
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 8,107,415
City of Gainesville ,
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 5,000,000 6,271,804
Utilities System, Revenue, 2021 A, 5%, 10/01/51 .......................... 6,000,000 7,813,900
City of Jacksonville ,
Revenue, 2020 A, Refunding, 4%, 10/01/50 .............................. 8,510,000 9,891,949
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,737,930
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,931,996
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,446,216
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/22 . 1,785,000 1,778,818
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 4,310,006
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,617,719
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 2,220,000 2,471,387
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,646,058
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,991,368
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,851,050
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 4,150,000 4,815,464
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/34 ............ 650,000 466,698
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/40 ............ 1,000,000 547,250
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/41 ............ 1,000,000 522,226
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/42 ............ 1,000,000 497,890
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn ., 9/01/45 ............ 2,000,000 871,175
Water & Wastewater System, Revenue, 2020 A, 4%, 10/01/48 ................ 7,500,000 9,080,453
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 6,421,467
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
Pre-Refunded , 5.625% , 11/01/28 ...................................... 2,860,000 3,184,923
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,753,430
County of Hillsborough ,
Wastewater Impact Fee, Revenue, 2021, 5%, 5/01/31 ...................... 1,640,000 2,198,239
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/36 ...................... 1,370,000 1,674,571
Wastewater Impact Fee, Revenue, 2021, 4%, 5/01/37 ...................... 650,000 791,873

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade ,
GO, 2016 A, 4%, 7/01/39 ............................................ $ 1,000,000 $ 1,208,268
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,363,382
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 5,000,000 6,057,075
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 5,867,328
Seaport Department, Revenue, 2013 A, Pre-Refunded, 6%, 10/01/38 ........... 10,000,000 11,196,903
a
Seaport Department, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 10/01/45 . 2,500,000 2,906,250
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 12,238,230
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,742,854
Transit System, Revenue, 2020 A, 4%, 7/01/45 ........................... 4,000,000 4,730,141
Transit System, Revenue, 2020 A, 4%, 7/01/50 ........................... 5,000,000 5,844,319
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,245,400
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 4,000,000 4,655,236
Water & Sewer System, Revenue, 2021, 4%, 10/01/38 ...................... 3,000,000 3,645,711
Water & Sewer System, Revenue, 2021, 4%, 10/01/51 ...................... 7,000,000 8,250,999
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
4,600,000 5,540,137
Florida Development Finance Corp. ,
Lakeland Regional Health Systems Obligated Group, Revenue, 2021, Refunding,
4%, 11/15/39 ................................................... 1,000,000 1,223,431
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 359,179
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 647,992
Florida Higher Educational Facilities Financial Authority , University of Tampa, Inc.
(The) , Revenue , 2012 A , Pre-Refunded , 5.25% , 4/01/42 ..................... 1,000,000 1,029,643
Florida Housing Finance Corp. ,
Revenue, 2020-1, GNMA Insured, 2.75%, 7/01/50 ......................... 1,880,000 1,919,612
Revenue, 2020-2, GNMA Insured, 2.5%, 7/01/50 .......................... 2,210,000 2,287,084
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/21 .................... 2,585,000 2,584,337
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,076,310
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 3,026,622
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,509,959
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
5,000,000 5,778,375
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,823,991
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,936,954
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,744,630
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 2,055,434
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,657,042
Revenue, 2018 E, 5%, 10/01/43 ....................................... 5,000,000 6,184,409
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/55 ....................... 3,000,000 3,470,551
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,199,252
Lee County Industrial Development Authority ,
Shell Point Obligated Group, Revenue, 2019, 5%, 11/15/44 .................. 5,000,000 5,927,775
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/30 ......... 460,000 543,739
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/31 ......... 560,000 658,160
Shell Point Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/32 ......... 375,000 438,773

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
a
Miami Beach Health Facilities Authority , Mount Sinai Medical Center of Florida
Obligated Group , Revenue , 2021 B , 4% , 11/15/46 ......................... $ 5,000,000 $ 5,856,624
Miami Beach Redevelopment Agency , Tax Allocation , 2015 A , Refunding , AGMC
Insured , 5% , 2/01/40 ............................................... 5,000,000 5,511,454
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,832,925
Miami-Dade County Health Facilities Authority ,
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,616,977
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,953,648
Nicklaus Children's Hospital Obligated Group, Revenue, A, 6.125%, 8/01/42 ...... 1,055,000 1,059,305
Mid-Bay Bridge Authority ,
Revenue, 2015 A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,672,103
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 2,715,000 2,819,111
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,691,857
North Sumter County Utility Dependent District , Revenue, Senior Lien , 2019 , BAM
Insured , 5% , 10/01/44 .............................................. 4,000,000 4,994,194
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 6,181,778
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,515,085
Orlando Utilities Commission ,
Revenue, 2021 A, 4%, 10/01/39 ....................................... 5,000,000 6,128,757
Revenue, 2021 A, 4%, 10/01/40 ....................................... 4,000,000 4,891,340
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 A , Pre-Refunded , 5% , 7/01/35 ............................ 8,330,000 9,061,811
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 583,844
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 500,000 612,240
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,720,678
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,249,959
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 1,034,008
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,560,513
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,737,558
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,654,181
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 689,541
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,171,934
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 2,097,916
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 11,457,696
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,627,169
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,500,000 3,972,251
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 16,546,141
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,101,259
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,126,618

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
$ 10,000,000 $ 10,952,574
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,505,000 2,853,649
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 6,036,183
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,785,546
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 6,021,973
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,806,061
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 4,187,020
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,686,111
519,114,205
Illinois 0.6%
State of Illinois ,
GO, 2019 B, 4%, 11/01/33 ........................................... 2,000,000 2,334,824
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 648,241
2,983,065
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 2,000,000 2,312,630
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 1,600,000 1,865,098
4,177,728
U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,300,000 3,597,204
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 338,461
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 4,700,000 5,120,206
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 950,000 1,091,275
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,900,000 4,036,500
14,183,646
Total U.S. Territories .................................................................... 14,183,646
Total Municipal Bonds (Cost $503,829,058) .....................................
540,458,644
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
s
Short Term Investments 0.9%
a a
Principal
Amount
a
Value
Municipal Bonds 0.9%
Florida 0.9%
b
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.01% , 5/01/29 ....................................... $ 1,000,000 $ 1,000,000
b
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.01% , 7/15/22 ............................................. 4,100,000 4,100,000
5,100,000
Total Municipal Bonds (Cost $5,100,000) .......................................
5,100,000
Total Short Term Investments (Cost $5,100,000 ) .................................
5,100,000
a
Total Investments (Cost $508,929,058) 100.5% ..................................
$545,558,644
Other Assets, less Liabilities (0.5)% ...........................................
(2,808,250)
Net Assets 100.0% ...........................................................
$542,750,394
See Abbreviations on page 167 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.91 $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.30 0.32 0.17
Net realized and unrealized gains (losses) ........................ 0.17 (0.29) 0.63 0.02
Total from investment operations ................................. 0.31 0.01 0.95 0.19
Less distributions from:
Net investment income ....................................... (0.14) (0.29) (0.35) (0.17)
Net asset value, end of period ................................... $12.08 $11.91 $12.19 $11.59
Total return
e
................................................ 2.60% 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
................................................. 0.85% 0.85% 0.86% 0.87%
Net investment income ........................................ 2.28% 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of period (000’s) ................................. $93,845 $77,256 $54,945 $19,705
Portfolio turnover rate ......................................... 7.73% 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.91 $12.19 $11.59 $11.65 $11.99 $12.32
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.32 0.35 0.38 0.39 0.42
Net realized and unrealized gains (losses) 0.17 (0.29) 0.61 (0.06) (0.33) (0.33)
Total from investment operations ........ 0.32 0.03 0.96 0.32 0.06 0.09
Less distributions from:
Net investment income .............. (0.15) (0.31) (0.36) (0.38) (0.40) (0.42)
Net asset value, end of period .......... $12.08 $11.91 $12.19 $11.59 $11.65 $11.99
Total return
d
....................... 2.68% 0.29% 8.44% 2.83% 0.46% 0.69%
Ratios to average net assets
e
Expenses ......................... 0.70%
f
0.71%
f
0.71%
f
0.72%
f
0.69%
g
0.67%
Net investment income ............... 2.44% 2.66% 2.91% 3.25% 3.25% 3.36%
Supplemental data
Net assets, end of period (000’s) ........ $269,507 $274,232 $309,436 $313,940 $363,390 $428,301
Portfolio turnover rate ................ 7.73% 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.09 $12.38 $11.77 $11.83 $12.16 $12.49
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.25 0.29 0.32 0.33 0.35
Net realized and unrealized gains (losses) 0.17 (0.29) 0.62 (0.06) (0.33) (0.33)
Total from investment operations ........ 0.29 (0.04) 0.91 0.26 — 0.02
Less distributions from:
Net investment income .............. (0.11) (0.25) (0.30) (0.32) (0.33) (0.35)
Net asset value, end of period .......... $12.27 $12.09 $12.38 $11.77 $11.83 $12.16
Total return
d
....................... 2.43% (0.34)% 7.84% 2.22% (0.02)% 0.12%
Ratios to average net assets
e
Expenses ......................... 1.25%
f
1.25%
f
1.26%
f
1.27%
f
1.24%
g
1.22%
Net investment income ............... 1.86% 2.08% 2.36% 2.70% 2.70% 2.81%
Supplemental data
Net assets, end of period (000’s) ........ $33,589 $45,512 $62,426 $72,542 $109,722 $128,544
Portfolio turnover rate ................ 7.73% 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.91 $12.20 $11.59 $11.66 $11.94
Income from investment operations
c
:
Net investment income
d
......................... 0.16 0.33 0.36 0.39 0.24
Net realized and unrealized gains (losses) ........... 0.17 (0.29) 0.63 (0.06) (0.29)
Total from investment operations .................... 0.33 0.04 0.99 0.33 (0.05)
Less distributions from:
Net investment income .......................... (0.16) (0.33) (0.38) (0.40) (0.23)
Net asset value, end of period ...................... $12.08 $11.91 $12.20 $11.59 $11.66
Total return
e
................................... 2.75% 0.35% 8.67% 2.86% (0.40)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.59% 0.59% 4.47%
Expenses net of waiver and payments by affiliates ....... 0.56%
g
0.56%
g
0.57%
g
0.57%
g
0.55%
Net investment income ........................... 2.57% 2.73% 3.05% 3.40% 3.39%
Supplemental data
Net assets, end of period (000’s) .................... $17,380 $13,813 $4,981 $3,786 $5
Portfolio turnover rate ............................ 7.73% 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.92 $12.20 $11.59 $11.66 $11.99 $12.41
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.33 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) 0.17 (0.29) 0.63 (0.07) (0.32) (0.43)
Total from investment operations ........ 0.32 0.04 0.99 0.32 0.08 (0.23)
Less distributions from:
Net investment income .............. (0.15) (0.32) (0.38) (0.39) (0.41) (0.19)
Net asset value, end of period .......... $12.09 $11.92 $12.20 $11.59 $11.66 $11.99
Total return
e
....................... 2.81% 0.31% 8.63% 2.83% 0.64% (1.82)%
Ratios to average net assets
f
Expenses ......................... 0.60%
g
0.61%
g
0.61%
g
0.62%
g
0.59%
h
0.57%
Net investment income ............... 2.54% 2.74% 3.01% 3.35% 3.35% 3.46%
Supplemental data
Net assets, end of period (000’s) ........ $75,915 $68,009 $53,789 $40,142 $35,389 $21,454
Portfolio turnover rate ................ 7.73% 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Georgia 95.9%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,900,956
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,641,428
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,053,302
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,980,002
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,472,375
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,189,145
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,920,222
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,180,873
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,175,074
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,575,434
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,184,735
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,665,904
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,978,280
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,487,171
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,769,311
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,320,795
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,615,813
City of Atlanta ,
Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ........................... 1,780,000 2,129,364
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,432,632
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,593,808
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,307,121
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 6,040,505
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 11,723,281
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,153,037
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,747,163
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,989,073
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
5,000,000 5,730,362
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 5,024,139
City of Columbus , Water & Sewerage , Revenue , 2014 A , Pre-Refunded , 5% , 5/01/33
1,030,000 1,162,462
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,733,552
City of Fairburn , GO , 2011 , Pre-Refunded , AGMC Insured , 5.75% , 12/01/31 .......
2,000,000 2,027,973
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,768,401
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,185,230
Clayton County Development Authority , TUFF Archives LLC , Revenue , 2012 ,
Refunding , 5% , 7/01/33 ............................................. 5,000,000 5,191,479
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 481,651

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Cobb County Kennestone Hospital Authority, (continued)
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 $ 425,000 $ 504,014
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 511,401
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 441,605
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,882,890
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,242,140
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,809,046
Water & Sewerage, Revenue, 2020 A, 3%, 1/01/45 ........................ 5,000,000 5,426,282
County of Oconee , GO , 2021 , 4% , 1/01/32 ................................
1,000,000 1,250,972
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 603,806
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 594,206
Coweta County Water & Sewage Authority ,
Revenue, 2019, Pre-Refunded, 4%, 6/01/39 .............................. 1,500,000 1,858,595
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 900,245
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 1,089,506
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,402,210
Decatur Urban Redevelopment Agency , Revenue , 2013 A , Pre-Refunded , 5% , 1/01/38
6,195,000 6,596,797
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,195,386
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,326,528
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,214,207
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,779,610
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,198,078
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,593,049
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,826,201
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,840,584
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,312,682
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 6,615,027
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,594,638
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,594,534
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,295,475
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,051,328
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,235,574
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,704,142
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,346,074
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 7,735,000 9,037,548
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,323,545
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,473,697
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,303,183
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,842,293

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
b
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/46 $ 5,000,000 $ 5,820,586
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,209,688
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,717,285
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 5,000,000 5,113,432
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,600,000 6,017,395
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,265,104
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,900,000 5,290,843
Georgia State Road & Tollway Authority , Revenue , 2020 , 5% , 6/01/32 ............
3,315,000 4,382,883
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,934,540
Gwinnett County School District ,
GO, 2019, 5%, 2/01/41 ............................................. 3,000,000 3,806,202
GO, 2021, 5%, 2/01/32 ............................................. 3,150,000 4,279,843
GO, 2021, 4%, 2/01/37 ............................................. 5,000,000 6,238,563
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,856,352
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 1,430,000 1,599,564
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,628,792
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,233,677
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 6,293,402
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,599,681
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 6,006,500
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,173,954
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,921,482
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,722,809
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,419,387
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 377,811
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 484,651
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 916,025
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,397,335
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,626,860
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,623,839
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012 A , 5% , 4/01/42 ........................................ 3,500,000 3,587,964
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,304,804
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 4%, 10/01/50 ...... 5,400,000 6,353,245
Emory University, Revenue, 2011 A, Pre-Refunded, 5%, 9/01/41 .............. 2,000,000 2,000,000
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,452,228
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 5,045,170

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
$ 1,000,000 $ 1,207,918
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 9,006,570
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,633,907
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 11,508,872
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,456,676
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,769,191
GO, 2018 A, 4%, 7/01/36 ............................................ 5,000,000 5,963,241
GO, 2021 A, Refunding, 4%, 7/01/37 ................................... 5,000,000 6,248,169
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , Pre-
Refunded , 5% , 12/01/38 ............................................. 2,000,000 2,121,858
Valdosta & Lowndes County Hospital Authority , Revenue , 2011 B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,011,861
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,162,107
470,141,462
Illinois 0.3%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 1,000,000 1,188,641
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 318,269
1,506,910
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 5% , 6/15/37 ...
1,220,000 1,576,056
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 500,000 575,150
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 2,500,000 2,914,216
3,489,366
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 610,435
a
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 2,270,000 2,233,112
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,476,044
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,579,638
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,263,582
11,162,811
Total U.S. Territories .................................................................... 11,162,811
Total Municipal Bonds (Cost $457,232,338) .....................................
487,876,605
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
s
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Georgia 0.5%
c
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.01% , 7/01/35 ................................... $ 2,290,000 $ 2,290,000
c
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.02% , 9/01/37 ..................... 300,000 300,000
2,590,000
Total Municipal Bonds (Cost $2,590,000) .......................................
2,590,000
Total Short Term Investments (Cost $2,590,000 ) .................................
2,590,000
a
Total Investments (Cost $459,822,338) 100.0% ..................................
$490,466,605
Other Assets, less Liabilities (0.0)%
†
...........................................
(229,362)
Net Assets 100.0% ...........................................................
$490,237,243
See Abbreviations on page 167 .
†
Rounds to less than 0.1% of net assets.
a
See Note 7 regarding defaulted securities.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.97 $11.24 $10.76 $10.68
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........................ 0.15 (0.28) 0.50 0.08
Total from investment operations ................................. 0.26 — 0.79 0.23
Less distributions from:
Net investment income ....................................... (0.11) (0.27) (0.31) (0.15)
Net asset value, end of period ................................... $11.12 $10.97 $11.24 $10.76
Total return
e
................................................ 2.40% 0.02% 7.43% 2.16%
Ratios to average net assets
f
Expenses
g
................................................. 1.00% 0.97% 0.97% 0.97%
Net investment income ........................................ 2.01% 2.55% 2.63% 3.00%
Supplemental data
Net assets, end of period (000’s) ................................. $15,373 $13,052 $8,986 $2,785
Portfolio turnover rate ......................................... 13.26% 14.49% 13.74% 18.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.96 $11.23 $10.75 $10.77 $11.01 $11.31
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.30 0.31 0.34 0.37 0.40
Net realized and unrealized gains (losses) 0.15 (0.28) 0.49 (0.02) (0.24) (0.30)
Total from investment operations ........ 0.27 0.02 0.80 0.32 0.13 0.10
Less distributions from:
Net investment income .............. (0.12) (0.29) (0.32) (0.34) (0.37) (0.40)
Net asset value, end of period .......... $11.11 $10.96 $11.23 $10.75 $10.77 $11.01
Total return
d
....................... 2.48% 0.17% 7.60% 3.01% 1.20% 0.86%
Ratios to average net assets
e
Expenses ......................... 0.85%
f
0.82%
f
0.82%
f
0.82%
f
0.79% 0.77%
Net investment income ............... 2.18% 2.72% 2.78% 3.15% 3.40% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $111,402 $112,826 $127,889 $130,267 $150,182 $165,613
Portfolio turnover rate ................ 13.26% 14.49% 13.74% 18.61% 13.90% 9.14%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.97 $11.23 $10.75 $10.77 $10.98
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.31 0.32 0.35 0.23
Net realized and unrealized gains (losses) ........... 0.14 (0.27) 0.50 (0.02) (0.22)
Total from investment operations .................... 0.27 0.04 0.82 0.33 0.01
Less distributions from:
Net investment income .......................... (0.13) (0.30) (0.34) (0.35) (0.22)
Net asset value, end of period ...................... $11.11 $10.97 $11.23 $10.75 $10.77
Total return
e
................................... 2.47% 0.40% 7.74% 3.13% 0.07%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.72% 0.71% 0.71% 0.70% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.70%
g
0.69%
g
0.68%
g
0.67%
g
0.65%
Net investment income ........................... 2.31% 2.84% 2.92% 3.30% 3.54%
Supplemental data
Net assets, end of period (000’s) .................... $3,035 $2,353 $2,164 $1,843 $2,085
Portfolio turnover rate ............................ 13.26% 14.49% 13.74% 18.61% 13.90%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $11.23 $10.75 $10.77 $11.01 $11.35
Income from investment operations
c
:
Net investment income
d
............. 0.13 0.31 0.32 0.35 0.38 0.19
Net realized and unrealized gains (losses) 0.14 (0.27) 0.50 (0.02) (0.24) (0.35)
Total from investment operations ........ 0.27 0.04 0.82 0.33 0.14 (0.16)
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.34) (0.35) (0.38) (0.18)
Net asset value, end of period .......... $11.11 $10.97 $11.23 $10.75 $10.77 $11.01
Total return
e
....................... 2.54% 0.27% 7.70% 3.10% 1.30% (1.36)%
Ratios to average net assets
f
Expenses ......................... 0.75%
g
0.72%
g
0.72%
g
0.72%
g
0.69% 0.67%
Net investment income ............... 2.27% 2.81% 2.88% 3.25% 3.50% 3.61%
Supplemental data
Net assets, end of period (000’s) ........ $13,134 $12,653 $12,168 $9,298 $7,438 $6,896
Portfolio turnover rate ................ 13.26% 14.49% 13.74% 18.61% 13.90% 9.14%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
Kentucky 94.6%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 4,310,000 $ 5,004,423
City of Hazard ,
Appalachian Regional Healthcare Obligated Group, Revenue, 2021, Refunding, 3%,
7/01/46 ........................................................ 2,000,000 2,114,331
Appalachian Regional Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/51 ........................................................ 4,000,000 4,683,245
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,458,813
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,632,904
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... 4,000,000 4,220,182
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,398,890
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 3,122,100
a
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 2,036,999
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,041,423
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,755,417
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,312,954
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,124,628
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 90,000 90,384
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 2,266,163
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 3,020,463
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/46 .................... 800,000 941,404
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,581,426
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,756,481
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 828,206
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 370,867
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,964,988
Kentucky Infrastructure Authority , Revenue , 2012 A , Pre-Refunded , 5% , 2/01/31 ....
4,190,000 4,275,111
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,624,565
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,210,565
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
380,000 381,544
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 3,003,629
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 4,073,832
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2013 A, 5%, 7/01/32 .............. 2,000,000 2,166,215
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,490,142
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 668,112
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 848,990
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,885,205
Lexington-Fayette Urban County Airport Board , Lexington-Fayette Urban County
Government , Revenue , 2012 B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,233,193
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 3,047,982
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,804,169

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District , Revenue , 2020 A ,
Refunding , 2.375% , 5/15/50 .......................................... $ 2,205,000 $ 2,147,702
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 2,149,993
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,984,248
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 4,072,301
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 4,644,103
Norton Healthcare Obligated Group, Revenue, 2020 A, 3%, 10/01/43 ........... 2,000,000 2,117,001
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 2,126,556
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,893,420
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,818,967
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,915,770
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,420,599
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,519,131
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,962,137
135,211,873
U.S. Territories 1.8%
Puerto Rico 1.8%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 182,548
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 1,785,000 1,998,472
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 459,484
2,640,504
Total U.S. Territories .................................................................... 2,640,504
Total Municipal Bonds (Cost $129,371,976) .....................................
137,852,377
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Kentucky 0.7%
b
City of Berea , Berea College , Revenue , 2002 A , Daily VRDN and Put , 0.01% , 6/01/32
1,060,000 1,060,000
Total Municipal Bonds (Cost $1,060,000) .......................................
1,060,000
Total Short Term Investments (Cost $1,060,000 ) .................................
1,060,000
a
Total Investments (Cost $130,431,976) 97.1% ...................................
$138,912,377
Other Assets, less Liabilities 2.9% .............................................
4,030,777
Net Assets 100.0% ...........................................................
$142,943,154
See Abbreviations on page 167 .
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.28 $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.28 0.30 0.16
Net realized and unrealized gains (losses) ........................ 0.20 (0.27) 0.64 0.08
Total from investment operations ................................. 0.32 0.01 0.94 0.24
Less distributions from:
Net investment income ....................................... (0.12) (0.28) (0.32) (0.16)
Net asset value, end of period ................................... $11.48 $11.28 $11.55 $10.93
Total return
e
................................................ 2.86% 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
................................................. 0.86% 0.87% 0.86% 0.88%
Net investment income ........................................ 2.09% 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of period (000’s) ................................. $68,667 $56,810 $48,032 $18,110
Portfolio turnover rate ......................................... 8.07% 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.55 $10.92 $10.90 $11.15 $11.50
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.32 0.35 0.36 0.39
Net realized and unrealized gains (losses) 0.20 (0.28) 0.64 0.02 (0.24) (0.34)
Total from investment operations ........ 0.33 0.02 0.96 0.37 0.12 0.05
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.33) (0.35) (0.37) (0.40)
Net asset value, end of period .......... $11.48 $11.28 $11.55 $10.92 $10.90 $11.15
Total return
d
....................... 2.94% 0.24% 8.94% 3.45% 1.04% 0.43%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.72%
f
0.71%
f
0.73%
f
0.70% 0.68%
Net investment income ............... 2.25% 2.66% 2.85% 3.21% 3.23% 3.41%
Supplemental data
Net assets, end of period (000’s) ........ $252,354 $250,576 $289,744 $284,259 $322,080 $343,042
Portfolio turnover rate ................ 8.07% 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.46 $11.74 $11.10 $11.07 $11.32 $11.67
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.24 0.26 0.29 0.30 0.33
Net realized and unrealized gains (losses) 0.21 (0.29) 0.65 0.03 (0.25) (0.34)
Total from investment operations ........ 0.31 (0.05) 0.91 0.32 0.05 (0.01)
Less distributions from:
Net investment income .............. (0.10) (0.23) (0.27) (0.29) (0.30) (0.34)
Net asset value, end of period .......... $11.67 $11.46 $11.74 $11.10 $11.07 $11.32
Total return
d
....................... 2.70% (0.39)% 8.34% 2.92% 0.46% (0.13)%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.26%
f
1.26%
f
1.28%
f
1.25% 1.23%
Net investment income ............... 1.67% 2.08% 2.30% 2.66% 2.68% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $23,115 $29,441 $38,066 $42,188 $61,399 $67,154
Portfolio turnover rate ................ 8.07% 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized or periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.28 $11.55 $10.93 $10.90 $11.18
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.31 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........... 0.20 (0.27) 0.64 0.03 (0.28)
Total from investment operations .................... 0.34 0.04 0.97 0.39 (0.06)
Less distributions from:
Net investment income .......................... (0.14) (0.31) (0.35) (0.36) (0.22)
Net asset value, end of period ...................... $11.48 $11.28 $11.55 $10.93 $10.90
Total return
e
................................... 3.02% 0.38% 8.99% 3.67% (0.59)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.59% 0.60% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.58%
g
0.58%
g
0.58%
g
0.59%
g
0.57%
Net investment income ........................... 2.39% 2.78% 2.98% 3.35% 3.36%
Supplemental data
Net assets, end of period (000’s) .................... $7,244 $6,076 $5,383 $3,865 $3,683
Portfolio turnover rate ............................ 8.07% 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
88
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.28 $11.55 $10.93 $10.90 $11.15 $11.54
Income from investment operations
c
:
Net investment income
d
............. 0.14 0.31 0.33 0.36 0.37 0.19
Net realized and unrealized gains (losses) 0.20 (0.28) 0.63 0.03 (0.24) (0.40)
Total from investment operations ........ 0.34 0.03 0.96 0.39 0.13 (0.21)
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.34) (0.36) (0.38) (0.18)
Net asset value, end of period .......... $11.48 $11.28 $11.55 $10.93 $10.90 $11.15
Total return
e
....................... 3.00% 0.34% 8.95% 3.65% 1.14% (1.79)%
Ratios to average net assets
f
Expenses ......................... 0.62%
g
0.62%
g
0.61%
g
0.63%
g
0.60% 0.58%
Net investment income ............... 2.35% 2.73% 2.95% 3.31% 3.33% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $41,884 $37,329 $27,945 $19,580 $14,091 $10,259
Portfolio turnover rate ................ 8.07% 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.7%
Louisiana 94.6%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
$ 1,000,000 $ 1,200,977
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 562,924
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,112,682
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 792,585
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 705,323
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,393,549
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,227,167
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,222,057
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,185,361
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 885,657
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,349,029
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,423,915
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,708,604
Utilities, Revenue, 2014, Pre-Refunded, 5%, 10/01/37 ...................... 5,280,000 6,059,700
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,485,832
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,889,454
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,138,580
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,493,897
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,287,731
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,832,344
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,781,801
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 5,397,819
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,636,835
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,161,738
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,808,692
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,828,528
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 987,680
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,631,795
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,783,273
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,971,410
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 280,189
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 223,316
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,586,957
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,829,522
Lafayette Parish School Board , Revenue , 2018 , Pre-Refunded , 5% , 4/01/48 .......
6,000,000 7,472,839
Livingston Parish School Board ,
Revenue, 2021 A, Refunding, 4%, 5/01/30 ............................... 500,000 620,796
Revenue, 2021 A, Refunding, 4%, 5/01/31 ............................... 1,300,000 1,635,284
Revenue, 2021 A, Refunding, 4%, 5/01/32 ............................... 1,500,000 1,877,586
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 1,051,153
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,558,398

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... $ 625,000 $ 638,956
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,995,000 2,035,777
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 2,221,728
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,841,108
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,433,644
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,532,985
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 3,084,200
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 901,916
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 698,857
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,267,634
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/32 ................................................... 3,000,000 3,433,024
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/33 ................................................... 5,000,000 5,721,707
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 1,036,297
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 2,014,583
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,290,332
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,221,075
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,177,704
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 6,014,799
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 6,075,696
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,704,494
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 41,231
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 12,074,484
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,451,542
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,706,188
Loyola University New Orleans, Revenue, 2011, Refunding, 5%, 10/01/41 ....... 5,000,000 5,019,354
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/38 ....... 2,560,000 3,079,371
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 1,630,000 1,956,622
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/51 ....... 2,175,000 2,544,252
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,731,676
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 36,003
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 24,002
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,914,802
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 5,785,698
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,321,263
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,600,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,897,608
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,576,973
Tulane University, Revenue, 2017 A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,266,426

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. $ 1,000,000 $ 1,256,166
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,220,324
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,921,691
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,112,179
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,156,719
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. 1,000,000 1,114,674
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,296,710
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,784,474
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 12,032,011
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,305,815
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,402,674
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,104,667
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,279,084
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,372,880
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,962,307
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 978,667
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 6,694,185
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,172,397
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 6,027,302
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,817,951
GO, 2021 A, 5%, 3/01/40 ............................................ 5,000,000 6,567,048
Revenue, 2013, Pre-Refunded, 5%, 9/01/33 .............................. 5,860,000 6,426,569
Revenue, 2013 A, Pre-Refunded, 5%, 6/15/30 ............................ 2,860,000 3,107,859
Revenue, 2014 A, Pre-Refunded, 5%, 6/15/32 ............................ 4,850,000 5,502,284
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,564,543
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 6,067,700
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,593,825
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,443,401
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,133,947
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 12,158,924
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,144,155
Terrebonne Parish Consolidated Government ,
Revenue, 2020 A, 4%, 3/01/35 ........................................ 1,015,000 1,218,740
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,142,027
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,400,925
371,941,814
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 545,031
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 855,000 841,106

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. $ 6,230,000 $ 6,786,997
8,173,134
Total U.S. Territories .................................................................... 8,173,134
Total Municipal Bonds (Cost $353,896,775) .....................................
380,114,948
a a a a
a
Total Investments (Cost $353,896,775) 96.7% ...................................
$380,114,948
Other Assets, less Liabilities 3.3% .............................................
13,148,837
Net Assets 100.0% ...........................................................
$393,263,785
See Abbreviations on page 167 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $15,861,505, representing 4.0% of net assets.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.97 $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........................ 0.19 (0.38) 0.57 0.04
Total from investment operations ................................. 0.31 (0.10) 0.86 0.19
Less distributions from:
Net investment income ....................................... (0.12) (0.28) (0.31) (0.15)
Net asset value, end of period ................................... $11.16 $10.97 $11.35 $10.80
Total return
e
................................................ 2.83% (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
................................................. 0.87% 0.87% 0.88% 0.88%
Net investment income ........................................ 2.10% 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of period (000’s) ................................. $92,631 $78,374 $60,104 $26,572
Portfolio turnover rate ......................................... 8.42% 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $11.36 $10.80 $10.76 $11.10 $11.35
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.31 0.33 0.34 0.39
Net realized and unrealized gains (losses) 0.19 (0.39) 0.58 0.05 (0.32) (0.24)
Total from investment operations ........ 0.32 (0.09) 0.89 0.38 0.02 0.15
Less distributions from:
Net investment income .............. (0.13) (0.30) (0.33) (0.34) (0.36) (0.40)
Net asset value, end of period .......... $11.16 $10.97 $11.36 $10.80 $10.76 $11.10
Total return
d
....................... 2.91% (0.69)% 8.27% 3.59% 0.13% 1.31%
Ratios to average net assets
e
Expenses ......................... 0.72%
f
0.72%
f
0.73%
f
0.73%
f
0.70% 0.67%
Net investment income ............... 2.26% 2.72% 2.80% 3.10% 3.07% 3.47%
Supplemental data
Net assets, end of period (000’s) ........ $233,733 $240,637 $270,309 $279,750 $319,120 $351,933
Portfolio turnover rate ................ 8.42% 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.20 $11.59 $11.02 $10.98 $11.31 $11.56
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.24 0.25 0.28 0.28 0.34
Net realized and unrealized gains (losses) 0.19 (0.39) 0.59 0.04 (0.32) (0.25)
Total from investment operations ........ 0.29 (0.15) 0.84 0.32 (0.04) 0.09
Less distributions from:
Net investment income .............. (0.10) (0.24) (0.27) (0.28) (0.29) (0.34)
Net asset value, end of period .......... $11.39 $11.20 $11.59 $11.02 $10.98 $11.31
Total return
d
....................... 2.56% (1.30)% 7.75% 2.94% (0.34)% 0.72%
Ratios to average net assets
e
Expenses ......................... 1.26%
f
1.26%
f
1.28%
f
1.28%
f
1.25% 1.22%
Net investment income ............... 1.66% 2.13% 2.25% 2.55% 2.52% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $27,567 $34,896 $45,502 $56,323 $92,553 $115,011
Portfolio turnover rate ................ 8.42% 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.99 $11.37 $10.82 $10.78 $11.05
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.31 0.32 0.35 0.21
Net realized and unrealized gains (losses) ........... 0.20 (0.37) 0.58 0.04 (0.27)
Total from investment operations .................... 0.33 (0.06) 0.90 0.39 (0.06)
Less distributions from:
Net investment income .......................... (0.14) (0.32) (0.35) (0.35) (0.21)
Net asset value, end of period ...................... $11.18 $10.99 $11.37 $10.82 $10.78
Total return
e
................................... 2.98% (0.55)% 8.41% 3.71% (0.58)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.58% 0.59% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.57%
g
0.57%
g
0.58%
g
0.58%
g
0.56%
Net investment income ........................... 2.38% 2.81% 2.95% 3.25% 3.21%
Supplemental data
Net assets, end of period (000’s) .................... $11,844 $8,033 $3,642 $1,753 $1,376
Portfolio turnover rate ............................ 8.42% 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $11.37 $10.81 $10.77 $11.11 $11.35
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.31 0.32 0.34 0.35 0.41
Net realized and unrealized gains (losses) 0.19 (0.39) 0.58 0.05 (0.32) (0.24)
Total from investment operations ........ 0.32 (0.08) 0.90 0.39 0.03 0.17
Less distributions from:
Net investment income .............. (0.13) (0.31) (0.34) (0.35) (0.37) (0.41)
Net asset value, end of period .......... $11.17 $10.98 $11.37 $10.81 $10.77 $11.11
Total return
d
....................... 2.95% (0.68)% 8.47% 3.68% 0.22% 1.50%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.62%
f
0.63%
f
0.63%
f
0.60% 0.57%
Net investment income ............... 2.35% 2.81% 2.90% 3.20% 3.17% 3.57%
Supplemental data
Net assets, end of period (000’s) ........ $57,675 $57,854 $54,079 $44,264 $40,532 $42,625
Portfolio turnover rate ................ 8.42% 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Maryland 91.8%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ $ 4,500,000 $ 5,357,884
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 11,681,364
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 6,068,844
County of Anne Arundel ,
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,369,375
a
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,860,000 1,883,967
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,441,654
GO, 5%, 2/01/41 .................................................. 2,900,000 3,440,970
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 181,318
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 888,998
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 791,831
County of Montgomery ,
COP, 2020 A, 5%, 10/01/29 .......................................... 2,950,000 3,906,873
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,780,597
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/30 .............. 1,855,000 1,862,213
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/31 .............. 1,240,000 1,244,812
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,682,222
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,127,226
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,772,469
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,170,293
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,782,726
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,598,591
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,068,176
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, Pre-Refunded, 5%, 6/01/34 ........................... 455,000 492,320
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,582,960
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,613,733
Revenue, A-2, 5%, 6/01/34 ........................................... 1,245,000 1,344,511
Revenue, A-2, Pre-Refunded, 5%, 6/01/34 ............................... 1,800,000 1,949,293
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,467,813
Maryland Economic Development Corp. ,
Revenue, 2012, Refunding, 5%, 7/01/27 ................................. 1,500,000 1,547,842
Revenue, 2012, Refunding, 5%, 7/01/33 ................................. 2,495,000 2,563,864
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/35 .................... 4,225,000 4,956,476
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/43 .................... 3,305,000 3,866,881
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,930,562
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,221,473
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,338,227
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 1,158,505
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,541,504
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,149,923
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,183,063
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 11,698,917
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 994,790
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,843,549
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,981,982
Goucher College, Revenue, 2012 A, 5%, 7/01/34 .......................... 1,500,000 1,555,506

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. $ 7,470,000 $ 8,744,238
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,552,757
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 661,441
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,049,170
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,260,970
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,399,203
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,729,682
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,391,162
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,537,786
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,499,481
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,193,217
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,034,798
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,840,918
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,175,000 9,472,539
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,441,664
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 6,087,625
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,605,834
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 430,000 539,124
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 775,000 1,007,533
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 1,055,312
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 421,870
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,346,690
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 2,191,479
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 1,164,238
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 1,000,000 1,155,175
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 2,055,939
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,419,622
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 11,998,989
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,646,326
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,267,723
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 698,294
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 12,215,982
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 18,152,135
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 8,000,000 9,532,363
Revenue, 2020, 4%, 7/01/50 ......................................... 5,000,000 5,924,608
Revenue, 2021 A, Refunding, 5%, 7/01/51 ............................... 4,900,000 6,383,650
State of Maryland ,
GO, 2020 A, 5%, 8/01/35 ............................................ 5,000,000 6,647,594
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 4,028,752
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,847,552
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 4,105,862

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... $ 8,685,000 $ 11,856,519
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 7,409,676
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 6,025,967
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,199,488
388,887,044
U.S. Territories 6.9%
District of Columbia 4.6%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,054,908
Revenue, 2020 A, 4%, 7/15/45 ........................................ 5,000,000 5,943,508
Revenue, 2020 A, 5%, 7/15/45 ........................................ 3,000,000 3,837,694
Revenue, 2021 A, 4%, 7/15/43 ........................................ 1,750,000 2,111,527
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,327,700
19,275,337
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,180,124
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 1,947,843
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,535,000 1,728,252
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,089,406
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,550,000 2,929,212
9,874,837
Total U.S. Territories .................................................................... 29,150,174
Total Municipal Bonds (Cost $393,863,205) .....................................
418,037,218
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Maryland 0.1%
c
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 400,000 400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000 ) ..................................
400,000
a
Total Investments (Cost $394,263,205) 98.8% ...................................
$418,437,218
Other Assets, less Liabilities 1.2% .............................................
5,011,639
Net Assets 100.0% ...........................................................
$423,448,857
See Abbreviations on page 167 .
a
The maturity date shown represents the mandatory put date.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.85 $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.29 0.31 0.16
Net realized and unrealized gains (losses) ........................ 0.15 (0.24) 0.63 0.06
Total from investment operations ................................. 0.29 0.05 0.94 0.22
Less distributions from:
Net investment income ....................................... (0.14) (0.29) (0.32) (0.16)
Net asset value, end of period ................................... $12.00 $11.85 $12.09 $11.47
Total return
e
................................................ 2.47% 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.81% 0.84%
Net investment income ........................................ 2.32% 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of period (000’s) ................................. $209,350 $169,677 $122,845 $63,400
Portfolio turnover rate ......................................... 11.02% 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the year period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.84 $12.09 $11.46 $11.38 $11.74 $12.05
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.33 0.35 0.36 0.42
Net realized and unrealized gains (losses) 0.16 (0.26) 0.64 0.09 (0.34) (0.30)
Total from investment operations ........ 0.31 0.05 0.97 0.44 0.02 0.12
Less distributions from:
Net investment income .............. (0.15) (0.30) (0.34) (0.36) (0.38) (0.43)
Net asset value, end of period .......... $12.00 $11.84 $12.09 $11.46 $11.38 $11.74
Total return
d
....................... 2.64% 0.48% 8.58% 3.90% 0.12% 0.94%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.66%
f
0.69%
f
0.66% 0.65%
Net investment income ............... 2.49% 2.58% 2.77% 3.11% 3.05% 3.52%
Supplemental data
Net assets, end of period (000’s) ........ $641,648 $647,517 $708,399 $700,839 $793,226 $873,204
Portfolio turnover rate ................ 11.02% 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.97 $12.21 $11.58 $11.49 $11.86 $12.17
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.24 0.26 0.29 0.29 0.36
Net realized and unrealized gains (losses) 0.15 (0.24) 0.65 0.09 (0.35) (0.31)
Total from investment operations ........ 0.27 — 0.91 0.38 (0.06) 0.05
Less distributions from:
Net investment income .............. (0.12) (0.24) (0.28) (0.29) (0.31) (0.36)
Net asset value, end of period .......... $12.12 $11.97 $12.21 $11.58 $11.49 $11.86
Total return
d
....................... 2.24% 0.01% 7.92% 3.37% (0.53)% 0.38%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.21%
f
1.24%
f
1.21% 1.20%
Net investment income ............... 1.91% 2.01% 2.22% 2.56% 2.50% 2.97%
Supplemental data
Net assets, end of period (000’s) ........ $59,748 $74,779 $104,721 $108,739 $149,306 $169,821
Portfolio turnover rate ................ 11.02% 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.85 $12.10 $11.47 $11.38 $11.72
Income from investment operations
c
:
Net investment income
d
......................... 0.16 0.32 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........... 0.16 (0.25) 0.65 0.09 (0.35)
Total from investment operations .................... 0.32 0.07 0.99 0.46 (0.13)
Less distributions from:
Net investment income .......................... (0.16) (0.32) (0.36) (0.37) (0.21)
Net asset value, end of period ...................... $12.01 $11.85 $12.10 $11.47 $11.38
Total return
e
................................... 2.71% 0.61% 8.71% 4.12% (1.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.53%
g,h
0.53%
g,h
0.53%
g
0.54%
g
0.53%
Net investment income ........................... 2.61% 2.70% 2.90% 3.26% 3.18%
Supplemental data
Net assets, end of period (000’s) .................... $34,505 $30,329 $23,700 $18,929 $17,534
Portfolio turnover rate ............................ 11.02% 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.85 $12.09 $11.47 $11.38 $11.75 $12.06
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.32 0.34 0.37 0.37 0.44
Net realized and unrealized gains (losses) 0.15 (0.24) 0.63 0.09 (0.35) (0.31)
Total from investment operations ........ 0.31 0.08 0.97 0.46 0.02 0.13
Less distributions from:
Net investment income .............. (0.16) (0.32) (0.35) (0.37) (0.39) (0.44)
Net asset value, end of period .......... $12.00 $11.85 $12.09 $11.47 $11.38 $11.75
Total return
d
....................... 2.60% 0.66% 8.59% 4.09% 0.12% 1.04%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.56%
f
0.59%
f
0.56% 0.55%
Net investment income ............... 2.58% 2.68% 2.87% 3.21% 3.15% 3.62%
Supplemental data
Net assets, end of period (000’s) ........ $88,324 $85,456 $82,970 $60,117 $72,460 $83,686
Portfolio turnover rate ................ 11.02% 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
California 0.7%
Merced Union High School District , GO , F , Zero Cpn ., 8/01/44 ..................
$ 1,160,000 $ 643,905
Oak Grove School District , GO , G-2 , BAM Insured , Zero Cpn ., 6/01/46 ...........
10,000,000 5,269,922
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn ., 8/01/40 ....
1,790,000 1,129,741
7,043,568
Illinois 0.6%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,754,564
GO, 2020, 5.5%, 5/01/30 ............................................ 1,000,000 1,328,819
6,083,383
Missouri 93.5%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,841,599
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,954,878
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,080,903
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,209,585
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,338,084
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,816,006
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,449,687
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/44 ........................... 10,000,000 10,527,923
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 1,002,941
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,746,624
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,592,051
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,901,065
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,285,000 3,798,268
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 3,119,592
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 5,230,000 5,977,335
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/33 ......... 5,000,000 5,179,094
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/37 ......... 11,000,000 11,394,008
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 5,110,000 5,973,574
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,188,122
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,182,267
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,714,668
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 753,251
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 578,425
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 496,730
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 1,173,400
City of Kansas City ,
Revenue, 2021 A, 5%, 4/01/40 ........................................ 1,250,000 1,612,644
Revenue, 2021 A, 5%, 4/01/41 ........................................ 1,200,000 1,544,984
Sanitary Sewer System, Revenue, 2011 A, Refunding, 5%, 1/01/37 ............ 29,210,000 29,325,274
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,769,950
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,868,313
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,724,629
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 740,055
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 862,407
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. 500,000 614,581
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 674,124
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 837,114

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of Kansas City, (continued)
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. $ 1,200,000 $ 1,459,797
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,567,775
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,862,322
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,146,910
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,759,439
City of Sikeston , Electric System , Revenue , 2012 , Refunding , 5% , 6/01/22 ........
12,570,000 13,018,695
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,844,165
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 1,936,518
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 2,200,000 2,399,224
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,630,124
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,556,672
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,882,902
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,818,692
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 13,076,115
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,218,880
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,720,620
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,363,060
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,209,083
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 3,095,907
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,131,149
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,755,454
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,816,424
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,614,235
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,949,668
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 610,939
COP, 2021, 3%, 3/01/41 ............................................. 400,000 423,980
County of St. Louis , Revenue , 2020 A , Refunding , 2% , 12/01/33 ................
975,000 987,426
Curators of the University of Missouri (The) , Revenue , 2020 B , 5% , 11/01/30 .......
2,335,000 3,153,688
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,160,041
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,727,612
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,846,696
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,173,855
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 800,000 787,967
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 881,765
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,375,888
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,822,494
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,421,438
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/30 ........................................................ 300,000 367,400
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 1,580,000 1,911,844
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ 1,830,000 2,183,037
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 9,029,734
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 5,000,000 5,969,405

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... $ 5,000,000 $ 5,342,458
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,164,898
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,504,854
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 12,782,476
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 3,014,146
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 19,740,208
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,758,488
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,384,324
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,832,535
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 2,215,206
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 2,272,696
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 5,892,804
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 4%,
2/15/51 ........................................................ 2,125,000 2,500,432
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,518,935
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 13,076,668
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,251,772
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,956,325
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 551,164
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,581,874
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,795,058
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 5,073,830
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 5,646,725
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,286,345
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,385,190
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,751,591
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 15,059,035
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 4,575,028
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 6,055,293
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,695,455
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,989,058
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 7,076,539
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,686,850
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,446,823
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,906,367
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,481,790
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,947,981
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,628,565
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,321,819
Jefferson County Consolidated School District No. 6 , GO , 2021 A , 3% , 3/01/41 .....
1,000,000 1,086,031
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,339,890
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,674,835
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,021,497
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,051,791
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,011,715
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 19,425,000 23,727,762
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,663,056

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kansas City Industrial Development Authority, (continued)
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... $ 10,090,000 $ 12,203,040
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 5,900,000 6,733,508
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 5,100,000 6,325,949
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,048,315
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,881,017
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,879,369
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,073,179
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,047,107
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 12,039,520
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,425,507
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,908,412
Revenue, 2020 B, 5%, 5/01/48 ........................................ 2,625,000 3,361,907
Missouri Development Finance Board ,
City of Independence, Revenue, 2012 A, 5%, 6/01/37 ....................... 5,000,000 5,172,626
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,337,637
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 584,310
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 594,511
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 1,725,000 1,783,431
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 6,000,000 6,882,076
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,835,067
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,120,000 1,236,869
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,785,000 3,963,217
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,235,000 2,269,669
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 5,490,000 5,622,235
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,850,000 2,860,974
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 3,750,000 3,639,875
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 5,100,000 4,937,026
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,215,226
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 1,500,000 1,660,456
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 10,000,000 11,411,325
Revenue, 2014 A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,557,330
Revenue, 2014 A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,210,960
Revenue, 2015 A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,670,022
Revenue, 2015 A, Refunding, 5%, 12/01/31 .............................. 6,000,000 6,998,321
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,523,375
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 33,227,877
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,404,118
Missouri State Environmental Improvement & Energy Resources Authority , Jefferson
County Water Authority , Revenue , 2021 A , 4% , 7/01/41 ..................... 1,250,000 1,438,113
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,847,630
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,393,984
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 2,042,191
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,680,841
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,250,090
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,179,767
Platte County Reorganized School District No. R-3 ,
GO, 2021, 5.25%, 3/01/37 ........................................... 2,435,000 3,326,274
GO, 2021, 5.25%, 3/01/38 ........................................... 4,690,000 6,394,587
Raytown C-2 School District ,
GO, 2019 A, 5%, 3/01/38 ............................................ 2,500,000 3,174,850

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Raytown C-2 School District, (continued)
GO, 2019 A, 5%, 3/01/39 ............................................ $ 2,250,000 $ 2,851,012
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,154,415
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,996,796
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,770,879
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,912,124
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,072,105
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 30,821,927
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,846,261
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,268,137
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,317,578
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,551,384
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 8,085,647
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/37 ...................................... 3,525,000 3,549,060
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 3,683,019
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 3,868,553
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 5,000,000 4,948,687
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 6,254,469
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,664,820
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,481,875
Washington School District , GO , 2019 , 4% , 3/01/39 ..........................
1,500,000 1,738,754
966,052,568
New Jersey 0.3%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/40 ..................................... 400,000 471,081
Revenue, 2021 QQQ, 4%, 6/15/41 ..................................... 500,000 587,181
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,156,617
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 500,000 603,713
2,818,592
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 ..........
1,000,000 1,139,249
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 517,617
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 728,559
1,246,176
U.S. Territories 3.4%
Guam 1.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 7,098,918
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,689,579
12,788,497

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,750,000 $ 1,907,608
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,625,513
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 564,101
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,125,897
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,995,907
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,922,801
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 5,205,000 5,979,038
23,120,865
Total U.S. Territories .................................................................... 35,909,362
Total Municipal Bonds (Cost $950,915,746) .....................................
1,020,292,898
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Missouri 0.2%
b
Health & Educational Facilities Authority of the State of Missouri , St. Louis University ,
Revenue , 2002 , SPA US Bank NA , Daily VRDN and Put , 0.01% , 7/01/32 ........ 2,025,000 2,025,000
Total Municipal Bonds (Cost $2,025,000) .......................................
2,025,000
Total Short Term Investments (Cost $2,025,000 ) .................................
2,025,000
a
Total Investments (Cost $952,940,746) 98.9% ...................................
$1,022,317,898
Other Assets, less Liabilities 1.1% .............................................
11,256,681
Net Assets 100.0% ...........................................................
$1,033,574,579
See Abbreviations on page 167 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
112
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.62 $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.27 0.28 0.15
Net realized and unrealized gains (losses) ........................ 0.18 (0.23) 0.56 0.04
Total from investment operations ................................. 0.29 0.04 0.84 0.19
Less distributions from:
Net investment income ....................................... (0.11) (0.26) (0.30) (0.15)
Net asset value, end of period ................................... $11.80 $11.62 $11.84 $11.30
Total return
e
................................................ 2.52% 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.82% 0.83%
Net investment income ........................................ 1.87% 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of period (000’s) ................................. $170,085 $145,847 $101,981 $49,192
Portfolio turnover rate ......................................... 13.51% 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period ended September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $11.84 $11.30 $11.28 $11.70 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.29 0.30 0.34 0.35 0.41
Net realized and unrealized gains (losses) 0.18 (0.23) 0.56 0.03 (0.40) (0.27)
Total from investment operations ........ 0.30 0.06 0.86 0.37 (0.05) 0.14
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.32) (0.35) (0.37) (0.41)
Net asset value, end of period .......... $11.80 $11.62 $11.84 $11.30 $11.28 $11.70
Total return
d
....................... 2.69% 0.44% 7.66% 3.32% (0.45)% 1.19%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.67%
f
0.67%
f
0.68%
f
0.66% 0.64%
Net investment income ............... 2.03% 2.44% 2.63% 3.01% 3.00% 3.41%
Supplemental data
Net assets, end of period (000’s) ........ $506,528 $521,406 $567,825 $577,052 $660,167 $756,109
Portfolio turnover rate ................ 13.51% 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.81 $12.04 $11.49 $11.46 $11.88 $12.15
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.22 0.24 0.28 0.29 0.35
Net realized and unrealized gains (losses) 0.19 (0.23) 0.56 0.03 (0.41) (0.27)
Total from investment operations ........ 0.28 (0.01) 0.80 0.31 (0.12) 0.08
Less distributions from:
Net investment income .............. (0.09) (0.22) (0.25) (0.28) (0.30) (0.35)
Net asset value, end of period .......... $12.00 $11.81 $12.04 $11.49 $11.46 $11.88
Total return
d
....................... 2.36% (0.11)% 7.07% 2.78% (1.00)% 0.61%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.22%
f
1.23%
f
1.21% 1.19%
Net investment income ............... 1.46% 1.87% 2.08% 2.46% 2.45% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $47,727 $63,485 $90,244 $105,371 $159,556 $197,705
Portfolio turnover rate ................ 13.51% 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
115
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.61 $11.84 $11.29 $11.27 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.13 0.30 0.32 0.35 0.22
Net realized and unrealized gains (losses) ........... 0.19 (0.23) 0.56 0.03 (0.33)
Total from investment operations .................... 0.32 0.07 0.88 0.38 (0.11)
Less distributions from:
Net investment income .......................... (0.13) (0.30) (0.33) (0.36) (0.21)
Net asset value, end of period ...................... $11.80 $11.61 $11.84 $11.29 $11.27
Total return
d
................................... 2.76% 0.57% 7.90% 3.45% (0.97)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.53%
f
0.53%
f
0.54%
f
0.54%
f
0.53%
Net investment income ........................... 2.16% 2.56% 2.76% 3.15% 3.13%
Supplemental data
Net assets, end of period (000’s) .................... $19,563 $17,426 $10,948 $7,776 $9,117
Portfolio turnover rate ............................ 13.51% 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.62 $11.84 $11.30 $11.28 $11.70 $11.97
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.31 0.35 0.36 0.42
Net realized and unrealized gains (losses) 0.18 (0.23) 0.56 0.03 (0.40) (0.26)
Total from investment operations ........ 0.31 0.07 0.87 0.38 (0.04) 0.16
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.33) (0.36) (0.38) (0.43)
Net asset value, end of period .......... $11.80 $11.62 $11.84 $11.30 $11.28 $11.70
Total return
d
....................... 2.65% 0.63% 7.77% 3.42% (0.36)% 1.29%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.57%
f
0.57%
f
0.58%
f
0.56% 0.54%
Net investment income ............... 2.13% 2.53% 2.73% 3.11% 3.10% 3.51%
Supplemental data
Net assets, end of period (000’s) ........ $136,258 $121,041 $105,851 $84,506 $80,819 $109,365
Portfolio turnover rate ................ 13.51% 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 93.8%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,500,000 $ 5,564,559
Illinois 1.2%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 613,492
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,750,000 3,268,763
GO, 2017 C, 5%, 11/01/29 ........................................... 500,000 606,585
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,463,923
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,276,734
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,572,446
10,801,943
New Jersey 1.1%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 1,174,362
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 567,413
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 525,790
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,156,617
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,000,000 5,315,758
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,273,929
10,013,869
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/51 ..................................... 625,000 712,030
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 2,000,000 2,312,630
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,750,000 3,209,058
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 4,500,000 5,245,589
11,479,307
North Carolina 87.5%
Cape Fear Public Utility Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 6/01/40 ............................ 2,250,000 2,548,391
Revenue, 2019 A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,477,003
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,323,242
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,320,942
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 10,440,171
COP, 2021 A, Refunding, 5%, 6/01/24 .................................. 1,025,000 1,160,400
Airport Special Facilities, Revenue, 2019 A, 4%, 7/01/44 ..................... 3,550,000 4,173,107
Airport Special Facilities, Revenue, 2019 A, 5%, 7/01/49 ..................... 4,460,000 5,593,603
Airport Special Facilities, Revenue, 2019 B, 4%, 7/01/44 .................... 5,515,000 6,394,992
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/38 ............ 2,500,000 3,076,638
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/39 ............ 3,000,000 3,681,354
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/40 ............ 2,250,000 2,752,005
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/41 ............ 2,200,000 2,680,599
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,137,568
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,669,973
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,944,984
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 488,687
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 7,255,326
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,688,161
City of Greensboro ,
GO, 2018 B, 5%, 10/01/29 ........................................... 5,000,000 6,450,848
Combined Water & Sewer System, Revenue, 2020 A, Refunding, 4%, 6/01/45 .... 5,000,000 5,985,293

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... $ 5,000,000 $ 6,136,781
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,732,503
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,169,248
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,269,442
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014 A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,661,653
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,553,937
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,721,656
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,515,709
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,489,052
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 420,254
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 652,323
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 277,064
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 497,334
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 604,181
GO, 2019, 4%, 6/01/37 ............................................. 450,000 542,272
GO, 2019, 4%, 6/01/39 ............................................. 700,000 839,671
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 1,033,404
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 857,810
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,879,815
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 444,548
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 527,214
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,829,076
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,897,447
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 7,485,547
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 948,687
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 765,937
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 4,537,422
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,571,681
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 6,254,006
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 16,967,120
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,181,726
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,808,632
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,749,442
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,334,819
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 10,114,811
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,163,309
GO, 2021, Refunding, 4%, 4/01/36 ..................................... 1,650,000 2,057,166
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,367,236
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 6,347,765
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 6,840,740
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
4,750,000 6,028,586
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,257,877
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,082,936

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... $ 400,000 $ 497,392
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 633,735
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 710,998
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 657,302
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 650,000 867,549
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,325,456
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 3,519,634
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 894,944
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 434,453
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,087,769
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,576,798
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,172,569
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 12,025,577
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,753,714
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,228,135
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,213,157
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 2,210,000 2,666,749
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 1,370,000 1,648,273
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,659,188
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,189,952
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,910,041
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,585,302
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,299,627
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 1,132,384
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 5,885,000 6,318,336
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,045,000 9,702,722
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 980,000 1,026,673
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,940,000 4,112,948
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,450,000 3,599,139
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,980,000 6,327,736
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,740,000 2,900,203
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,139,706
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,965,000 2,000,333
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,205,000 2,231,514
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 1,030,000 1,047,887
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 2,046,637
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,365,895
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,888,668
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 215,318
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 220,612
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 1,079,530
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 950,000 1,105,788
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,937,850
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,284,178
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,986,750
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 5,982,012
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 7,640,000 8,910,411
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,552,807
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,710,421
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 1,154,327
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 1,800,000 2,191,635
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,554,089
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,695,490
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,580,766

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/37 ........................................... $ 200,000 $ 219,750
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,462,359
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,770,899
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,776,578
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,249,968
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,246,369
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,234,831
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,905,387
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 143,067
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 352,132
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 539,238
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 609,432
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 432,564
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 2,595,000 2,661,242
North Carolina State University at Raleigh ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ........................... 8,980,000 9,884,382
Revenue, 2020 A, Refunding, 2.375%, 10/01/44 ........................... 5,000,000 5,097,367
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,850,109
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,636,159
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,494,761
Revenue, 2021, Refunding, 5%, 7/01/34 ................................. 1,120,000 1,521,180
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,761,715
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,363,375
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,382,539
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,678,065
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 2,008,035
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,696,105
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,663,274
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,210,081
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,441,935
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 19,435,458
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 409,389
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,164,505
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 639,823
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,899,862
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,707,302
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 3,299,832
GO, 2020 A, 5%, 6/01/30 ............................................ 2,500,000 3,372,460
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 3,354,147
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,386,465
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 2,112,017
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 9,334,870
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,220,451
University of North Carolina at Chapel Hill ,
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 5,041,610
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 10,719,894

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. $ 5,000,000 $ 5,624,335
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,819,673
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 12,210,200
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,591,989
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,464,799
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 342,201
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,932,195
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,402,148
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,156,917
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,358,106
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 3,040,111
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,456,001
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,604
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 1,096,022
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,810,942
770,079,431
Tennessee 0.2%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,000,000 1,336,246
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 241,642
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 240,702
482,344
Washington 0.1%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,000,000 1,241,247
U.S. Territories 1.7%
Puerto Rico 1.7%
Commonwealth of Puerto Rico , GO , NATL Insured , 5.5% , 7/01/29 ...............
600,000 658,522
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,635,093
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 4,053,050
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 338,460
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,350,000 5,828,320
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 2,297,421
14,810,866
Total U.S. Territories .................................................................... 14,810,866
Total Municipal Bonds (Cost $774,062,312) .....................................
825,809,812
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
122
s
Short Term Investments 1.1%
a a
Principal
Amount
a
Value
Municipal Bonds 1.1%
North Carolina 1.1%
c
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.01%, 1/15/38 .......................... $ 1,600,000 $ 1,600,000
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.01%, 1/15/37 .......................... 3,890,000 3,890,000
c
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.02% ,
10/01/35 ........................................................ 4,450,000 4,450,000
9,940,000
Total Municipal Bonds (Cost $9,940,000) .......................................
9,940,000
Total Short Term Investments (Cost $9,940,000 ) .................................
9,940,000
a
Total Investments (Cost $784,002,312) 94.9% ...................................
$835,749,812
Other Assets, less Liabilities 5.1% .............................................
44,411,889
Net Assets 100.0% ...........................................................
$880,161,701
See Abbreviations on page 167 .
a
The maturity date shown represents the mandatory put date.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.13 $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
...................................... 0.10 0.22 0.28 0.15
Net realized and unrealized gains (losses) ........................ 0.17 (0.29) 0.52 0.05
Total from investment operations ................................. 0.27 (0.07) 0.80 0.20
Less distributions from:
Net investment income ....................................... (0.10) (0.22) (0.30) (0.15)
Net asset value, end of period ................................... $11.30 $11.13 $11.42 $10.92
Total return
e
................................................ 2.41% (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
................................................. 0.84% 0.84% 0.84% 0.84%
Net investment income ........................................ 1.69% 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of period (000’s) ................................. $121,493 $107,395 $77,058 $39,565
Portfolio turnover rate ......................................... 16.37% 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.12 $11.42 $10.91 $10.91 $11.31 $11.54
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.24 0.30 0.34 0.35 0.40
Net realized and unrealized gains (losses) 0.17 (0.30) 0.52 —
d
(0.39) (0.23)
Total from investment operations ........ 0.28 (0.06) 0.82 0.34 (0.04) 0.17
Less distributions from:
Net investment income .............. (0.11) (0.24) (0.31) (0.34) (0.36) (0.40)
Net asset value, end of period .......... $11.29 $11.12 $11.42 $10.91 $10.91 $11.31
Total return
e
....................... 2.49% (0.52)% 7.66% 3.22% (0.34)% 1.51%
Ratios to average net assets
f
Expenses ......................... 0.69%
g
0.69%
g
0.69%
g
0.69%
g
0.68%
h
0.65%
Net investment income ............... 1.85% 2.15% 2.69% 3.16% 3.15% 3.46%
Supplemental data
Net assets, end of period (000’s) ........ $346,760 $353,874 $398,547 $402,739 $454,423 $509,170
Portfolio turnover rate ................ 16.37% 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
125
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.32 $11.62 $11.10 $11.09 $11.49 $11.72
Income from investment operations
b
:
Net investment income
c
............. 0.07 0.18 0.24 0.29 0.30 0.34
Net realized and unrealized gains (losses) 0.17 (0.30) 0.54 —
d
(0.40) (0.23)
Total from investment operations ........ 0.24 (0.12) 0.78 0.29 (0.10) 0.11
Less distributions from:
Net investment income .............. (0.07) (0.18) (0.26) (0.28) (0.30) (0.34)
Net asset value, end of period .......... $11.49 $11.32 $11.62 $11.10 $11.09 $11.49
Total return
e
....................... 2.15% (1.05)% 7.07% 2.68% (0.89)% 0.92%
Ratios to average net assets
f
Expenses ......................... 1.23%
g
1.24%
g
1.24%
g
1.24%
g
1.23%
h
1.20%
Net investment income ............... 1.27% 1.58% 2.14% 2.61% 2.60% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $28,240 $38,151 $52,357 $62,041 $90,666 $107,936
Portfolio turnover rate ................ 16.37% 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
126
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.13 $11.43 $10.92 $10.91 $11.25
Income from investment operations
c
:
Net investment income
d
......................... 0.11 0.25 0.32 0.36 0.22
Net realized and unrealized gains (losses) ........... 0.17 (0.29) 0.52 0.01 (0.35)
Total from investment operations .................... 0.28 (0.04) 0.84 0.37 (0.13)
Less distributions from:
Net investment income .......................... (0.11) (0.26) (0.33) (0.36) (0.21)
Net asset value, end of period ...................... $11.30 $11.13 $11.43 $10.92 $10.91
Total return
e
................................... 2.56% (0.38)% 7.80% 3.44% (1.14)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.56% 0.57% 0.56% 0.57% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.54%
g
0.55%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................... 1.98% 2.27% 2.83% 3.30% 3.29%
Supplemental data
Net assets, end of period (000’s) .................... $7,605 $6,812 $5,829 $4,947 $5,028
Portfolio turnover rate ............................ 16.37% 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.13 $11.43 $10.92 $10.92 $11.31 $11.54
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.25 0.31 0.35 0.36 0.41
Net realized and unrealized gains (losses) 0.17 (0.30) 0.53 0.01 (0.38) (0.22)
Total from investment operations ........ 0.28 (0.05) 0.84 0.36 (0.02) 0.19
Less distributions from:
Net investment income .............. (0.11) (0.25) (0.33) (0.36) (0.37) (0.42)
Net asset value, end of period .......... $11.30 $11.13 $11.43 $10.92 $10.92 $11.31
Total return
d
....................... 2.54% (0.42)% 7.76% 3.32% (0.15)% 1.60%
Ratios to average net assets
e
Expenses ......................... 0.59%
f
0.59%
f
0.59%
f
0.59%
f
0.58%
g
0.55%
Net investment income ............... 1.94% 2.23% 2.79% 3.26% 3.25% 3.56%
Supplemental data
Net assets, end of period (000’s) ........ $141,698 $128,837 $109,844 $84,880 $85,293 $87,359
Portfolio turnover rate ................ 16.37% 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2021
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.8%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 2,000,000 $ 2,473,137
Illinois 1.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,840,476
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,250,000 3,863,083
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,463,923
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,276,734
9,444,216
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 567,413
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 3,250,000 4,319,054
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 300,000 396,206
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,199,129
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,200,000 1,528,715
8,010,517
New York 0.9%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 2,000,000 2,312,629
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 3,250,000 3,792,523
6,105,152
Tennessee 0.5%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 2,500,000 3,340,615
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 281,733
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 318,070
599,803
Virginia 85.0%
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/45 .. 975,000 1,105,018
b
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,857,977
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 2,356,119
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 11,834,177
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,165,105
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,619,277
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,865,382
City of Newport News ,
GO, 2021 A, 4%, 2/01/33 ............................................ 1,750,000 2,203,901
GO, 2021 A, 4%, 2/01/34 ............................................ 850,000 1,066,492
GO, 2021 A, 4%, 2/01/35 ............................................ 800,000 1,000,795
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 6,387,748
GO, 2016 A, Pre-Refunded, 5%, 10/01/41 ............................... 1,040,000 1,278,005

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
City of Norfolk, (continued)
GO, 2016 A, Pre-Refunded, 5%, 10/01/46 ............................... $ 2,500,000 $ 3,072,126
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,161,779
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,447,619
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,384,125
City of Portsmouth , GO , 2012 A , Pre-Refunded , 5% , 7/15/41 ...................
4,010,000 4,180,715
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,667,526
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 11,948,797
City of Virginia Beach , Storm Water Utility , Revenue , 2020 A , 5% , 11/15/31 ........
2,920,000 3,972,168
Commonwealth of Virginia , GO , 2020 A , 4% , 6/01/31 .........................
4,650,000 5,853,308
County of Arlington ,
GO, 2019, 4%, 6/15/34 ............................................. 2,000,000 2,442,273
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 9,190,000 11,375,561
County of Fairfax ,
GO, 2018 A, 4%, 10/01/34 ........................................... 3,000,000 3,574,372
GO, 2020 A, Refunding, 5%, 10/01/32 .................................. 5,735,000 7,634,713
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,599,604
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,411,174
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,107,359
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,503,453
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,632,052
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,808,460
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,798,337
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,258,380
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 6,032,264
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,980,259
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,562,692
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,239,220
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 14,442,302
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 24,322,582
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 5,080,894
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 3,000,000 3,799,964
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,718,940
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 570,969
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 821,617
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,691,758
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,281,276
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, 5%, 1/01/42 2,000,000 2,135,942
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,369,067
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,818,122
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,515,927
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,249,200
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,430,445
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 594,388

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
130
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Montgomery County Economic Development Authority, (continued)
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ $ 1,750,000 $ 2,075,699
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,273,911
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 1,014,532
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,682,214
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,376,859
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,413,390
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Pre-Refunded , 5% , 11/01/46 ..................... 10,000,000 10,562,551
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,092,832
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 12,055,000 14,124,777
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,116,736
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,887
University of Virginia , Revenue , 2017 A , Refunding , 5% , 4/01/47 ................
9,630,000 11,647,103
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 7,058,342
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 2,025,425
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,551,346
Virginia College Building Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 91,305
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,782,576
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,997,178
Revenue, 2019 A, 4%, 2/01/34 ........................................ 5,000,000 6,002,389
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 6,023,494
Revenue, 2021, Refunding, 4%, 6/01/36 ................................. 2,750,000 3,256,795
Revenue, 2021, Refunding, 3%, 6/01/41 ................................. 4,800,000 5,044,369
Revenue, 2021, Refunding, 4%, 6/01/46 ................................. 3,725,000 4,290,736
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 870,751
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 450,949
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 544,728
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 1,184,247
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,875,530
Washington & Lee University (The), Revenue, 2015 A, Refunding, 5%, 1/01/40 .... 5,000,000 5,663,183
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,755,641
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,875,018
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,411,109
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,921,334
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
3,805,000 4,191,700
Virginia Public Building Authority ,
Revenue, 2019 A, 4%, 8/01/35 ........................................ 1,250,000 1,517,946
Revenue, 2021 A-2, 4%, 8/01/34 ...................................... 6,000,000 7,526,345
Revenue, 2021 A-2, 4%, 8/01/35 ...................................... 5,000,000 6,247,911
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,394,659
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,744,487
Revenue, 2019 A, 5%, 8/01/30 ........................................ 3,535,000 4,652,553
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,439,421
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 5,190,000 6,418,941
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,899,304

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. $ 3,195,000 $ 3,807,122
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,329,254
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 6,158,800
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,487,038
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,840,412
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,437,207
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,537,825
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,837,359
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,965,269
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,533,227
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,841,067
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 8,405,957
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 750,000 856,272
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,748,334
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,345,249
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,770,674
549,183,994
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,000,000 1,241,247
U.S. Territories 6.0%
District of Columbia 4.5%
Metropolitan Washington Airports Authority , Aviation , Revenue , 2019 A , Refunding , 5% ,
10/01/49 ........................................................ 5,000,000 6,210,290
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,054,909
Revenue, 2020 A, 5%, 7/15/36 ........................................ 5,000,000 6,550,930
Revenue, 2020 A, 5%, 7/15/45 ........................................ 7,000,000 8,954,620
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,327,700
29,098,449
Puerto Rico 1.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,853,105
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 1,025,700
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,869,125
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 615,000 671,269
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 2,109,240
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,837,937
9,366,376
Total U.S. Territories .................................................................... 38,464,825
Total Municipal Bonds (Cost $581,090,066) .....................................
618,863,506
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
132
s
Short Term Investments 0.6%
a a
Principal
Amount
a
Value
Municipal Bonds 0.6%
Virginia 0.6%
d
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... $ 3,700,000 $ 3,700,000
Total Municipal Bonds (Cost $3,700,000) .......................................
3,700,000
Total Short Term Investments (Cost $3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $584,790,066) 96.4% ...................................
$622,563,506
Other Assets, less Liabilities 3.6% .............................................
23,232,131
Net Assets 100.0% ...........................................................
$645,795,637
See Abbreviations on page 167 .
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2021 (unaudited)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
133
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $226,924,455 $508,929,058 $459,822,338
Value - Unaffiliated issuers ................................ $245,067,710 $545,558,644 $490,466,605
Cash .................................................. 8,745,665 535,059 1,899,432
Receivables:
Capital shares sold ...................................... 178,531 837,511 543,270
Interest ............................................... 2,439,808 5,943,521 4,354,980
Total assets ........................................ 256,431,714 552,874,735 497,264,287
Liabilities:
Payables:
Investment securities purchased ............................ 1,166,625 8,765,125 5,827,700
Capital shares redeemed ................................. 268,145 714,429 674,878
Management fees ....................................... 116,523 224,762 204,343
Distribution fees ........................................ 33,615 66,234 62,871
Transfer agent fees ...................................... 30,370 70,476 54,755
Reports to shareholders .................................. 18,483 37,610 37,520
Distributions to shareholders ............................... 42,078 189,015 114,420
Accrued expenses and other liabilities ......................... 38,661 56,690 50,557
Total liabilities ....................................... 1,714,500 10,124,341 7,027,044
Net assets, at value ............................... $254,717,214 $542,750,394 $490,237,243
Net assets consist of:
Paid-in capital ........................................... $251,009,720 $572,065,844 $485,044,713
Total distributable earnings (losses) ........................... 3,707,494 (29,315,450) 5,192,530
Net assets, at value ............................... $254,717,214 $542,750,394 $490,237,243

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $42,111,840 $94,885,034 $93,844,802
Shares outstanding ...................................... 3,677,488 8,845,859 7,766,585
Net asset value per share
a
................................ $11.45 $10.73 $12.08
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.90 $11.15 $12.55
Class A1:
Net assets, at value ..................................... $175,727,024 $380,873,792 $269,507,358
Shares outstanding ...................................... 15,363,453 35,541,394 22,303,746
Net asset value per share
a
................................ $11.44 $10.72 $12.08
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.89 $11.14 $12.55
Class C:
Net assets, at value ..................................... $15,999,062 $23,749,874 $33,589,322
Shares outstanding ...................................... 1,380,150 2,167,973 2,737,360
Net asset value and maximum offering price per share
a
........... $11.59 $10.95 $12.27
Class R6:
Net assets, at value ..................................... $2,202,787 $6,117,236 $17,380,328
Shares outstanding ...................................... 192,566 569,303 1,438,305
Net asset value and maximum offering price per share ........... $11.44 $10.75 $12.08
Advisor Class:
Net assets, at value ..................................... $18,676,501 $37,124,458 $75,915,433
Shares outstanding ...................................... 1,632,616 3,456,023 6,279,899
Net asset value and maximum offering price per share ........... $11.44 $10.74 $12.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $130,431,976 $353,896,775 $394,263,205
Value - Unaffiliated issuers ................................ $138,912,377 $380,114,948 $418,437,218
Cash .................................................. 2,602,773 9,280,574 1,322,620
Receivables:
Capital shares sold ...................................... 211,058 244,252 614,301
Interest ............................................... 1,517,297 4,484,021 3,924,194
Total assets ........................................ 143,243,505 394,123,795 424,298,333
Liabilities:
Payables:
Capital shares redeemed ................................. 147,219 493,072 389,291
Management fees ....................................... 70,017 168,414 180,634
Distribution fees ........................................ 12,715 49,689 55,944
Transfer agent fees ...................................... 9,266 45,407 58,076
Reports to shareholders .................................. 17,727 22,437 22,789
Distributions to shareholders ............................... 8,137 30,366 90,843
Accrued expenses and other liabilities ......................... 35,270 50,625 51,899
Total liabilities ....................................... 300,351 860,010 849,476
Net assets, at value ............................... $142,943,154 $393,263,785 $423,448,857
Net assets consist of:
Paid-in capital ........................................... $144,070,978 $392,453,672 $441,095,930
Total distributable earnings (losses) ........................... (1,127,824) 810,113 (17,647,073)
Net assets, at value ............................... $142,943,154 $393,263,785 $423,448,857

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $15,372,838 $68,666,882 $92,630,686
Shares outstanding ...................................... 1,382,651 5,980,514 8,302,983
Net asset value per share
a
................................ $11.12 $11.48 $11.16
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.55 $11.93 $11.59
Class A1:
Net assets, at value ..................................... $111,402,116 $252,354,432 $233,733,021
Shares outstanding ...................................... 10,029,021 21,990,651 20,945,219
Net asset value per share
a
................................ $11.11 $11.48 $11.16
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.54 $11.93 $11.59
Class C:
Net assets, at value ..................................... $— $23,114,883 $27,566,607
Shares outstanding ...................................... — 1,981,289 2,419,994
Net asset value and maximum offering price per share
a
........... $— $11.67 $11.39
Class R6:
Net assets, at value ..................................... $3,034,501 $7,243,604 $11,843,755
Shares outstanding ...................................... 273,048 631,085 1,059,589
Net asset value and maximum offering price per share ........... $11.11 $11.48 $11.18
Advisor Class:
Net assets, at value ..................................... $13,133,699 $41,883,984 $57,674,788
Shares outstanding ...................................... 1,181,832 3,648,159 5,162,288
Net asset value and maximum offering price per share ........... $11.11 $11.48 $11.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $952,940,746 $784,002,312 $584,790,066
Value - Unaffiliated issuers ................................ $1,022,317,898 $835,749,812 $622,563,506
Cash .................................................. 71,415 36,313,184 21,961,212
Receivables:
Capital shares sold ...................................... 843,094 1,750,182 71,010
Interest ............................................... 12,698,690 8,899,614 5,341,024
Total assets ........................................ 1,035,931,097 882,712,792 649,936,752
Liabilities:
Payables:
Investment securities purchased ............................ — — 2,859,150
Capital shares redeemed ................................. 1,377,981 1,780,854 649,394
Management fees ....................................... 408,909 352,563 263,628
Distribution fees ........................................ 134,619 108,113 72,549
Transfer agent fees ...................................... 116,432 85,842 81,861
Reports to shareholders .................................. 74,704 43,275 44,030
Distributions to shareholders ............................... 139,452 109,746 103,373
Accrued expenses and other liabilities ......................... 104,421 70,698 67,130
Total liabilities ....................................... 2,356,518 2,551,091 4,141,115
Net assets, at value ............................... $1,033,574,579 $880,161,701 $645,795,637
Net assets consist of:
Paid-in capital ........................................... $1,045,454,600 $921,763,554 $665,192,141
Total distributable earnings (losses) ........................... (11,880,021) (41,601,853) (19,396,504)
Net assets, at value ............................... $1,033,574,579 $880,161,701 $645,795,637

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $209,350,082 $170,085,497 $121,492,945
Shares outstanding ...................................... 17,441,449 14,408,092 10,755,155
Net asset value per share
a
................................ $12.00 $11.80 $11.30
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.47 $12.26 $11.74
Class A1:
Net assets, at value ..................................... $641,647,580 $506,528,329 $346,759,940
Shares outstanding ...................................... 53,492,133 42,921,857 30,703,423
Net asset value per share
a
................................ $12.00 $11.80 $11.29
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.47 $12.26 $11.73
Class C:
Net assets, at value ..................................... $59,748,199 $47,726,725 $28,239,771
Shares outstanding ...................................... 4,929,397 3,978,127 2,457,291
Net asset value and maximum offering price per share
a
........... $12.12 $12.00 $11.49
Class R6:
Net assets, at value ..................................... $34,504,611 $19,563,145 $7,605,219
Shares outstanding ...................................... 2,873,624 1,658,457 672,949
Net asset value and maximum offering price per share ........... $12.01 $11.80 $11.30
Advisor Class:
Net assets, at value ..................................... $88,324,107 $136,258,005 $141,697,762
Shares outstanding ...................................... 7,358,174 11,544,948 12,534,743
Net asset value and maximum offering price per share ........... $12.00 $11.80 $11.30
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $3,638,493 $9,156,599 $7,703,216
Expenses:
Management fees (Note 3 a ) ................................. 691,252 1,341,825 1,220,126
Distribution fees: (Note 3c )
    Class A .............................................. 42,543 108,600 103,138
    Class A1 ............................................. 88,848 193,812 138,064
    Class C .............................................. 72,635 90,109 141,783
Transfer agent fees: (Note 3e )
    Class A .............................................. 11,145 29,814 29,320
    Class A1 ............................................. 57,939 132,530 97,905
    Class C .............................................. 7,264 9,465 15,437
    Class R6 ............................................. 501 1,177 2,668
    Advisor Class .......................................... 5,640 12,882 25,844
Custodian fees (Note 4 ) .................................... 252 559 1,403
Reports to shareholders .................................... 10,417 19,358 20,889
Registration and filing fees .................................. 10,605 18,061 12,488
Professional fees ......................................... 27,825 28,402 31,987
Trustees' fees and expenses ................................ 946 1,915 1,657
Other .................................................. 10,639 33,863 16,812
Total expenses ....................................... 1,038,451 2,022,372 1,859,521
Expense reductions (Note 4 ) ............................. (243) (539) (466)
Expenses waived/paid by affiliates ( Note 3f) .................. (212) (315) (364)
Net expenses ....................................... 1,037,996 2,021,518 1,858,691
Net investment income .............................. 2,600,497 7,135,081 5,844,525
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,491,394 109,353 (108,713)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 4,500,260 7,032,263 6,993,811
Net realized and unrealized gain (loss) .......................... 5,991,654 7,141,616 6,885,098
Net increase (decrease) in net assets resulting from operations ........ $8,592,151 $14,276,697 $12,729,623

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $2,182,655 $5,841,534 $6,357,628
Expenses:
Management fees (Note 3 a ) ................................. 420,209 1,005,621 1,080,882
Distribution fees: (Note 3c )
    Class A .............................................. 18,354 77,054 105,135
    Class A1 ............................................. 56,768 128,431 120,786
    Class C .............................................. — 93,066 111,721
Transfer agent fees: (Note 3e )
    Class A .............................................. 5,897 21,671 32,711
    Class A1 ............................................. 45,677 90,217 93,783
    Class C .............................................. — 10,047 13,331
    Class R6 ............................................. 787 1,371 1,826
    Advisor Class .......................................... 5,270 14,087 22,834
Custodian fees (Note 4 ) .................................... 424 392 436
Reports to shareholders .................................... 10,024 13,753 13,873
Registration and filing fees .................................. 4,805 7,288 11,646
Professional fees ......................................... 28,532 32,056 34,279
Trustees' fees and expenses ................................ 660 1,570 1,690
Other .................................................. 18,307 15,406 14,589
Total expenses ....................................... 615,714 1,512,030 1,659,522
Expense reductions (Note 4 ) ............................. (139) (382) (423)
Expenses waived/paid by affiliates ( Note 3f) .................. (348) (328) (386)
Net expenses ....................................... 615,227 1,511,320 1,658,713
Net investment income .............................. 1,567,428 4,330,214 4,698,915
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 512,844 2,766,525 (210,171)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 1,371,307 4,021,608 7,427,929
Net realized and unrealized gain (loss) .......................... 1,884,151 6,788,133 7,217,758
Net increase (decrease) in net assets resulting from operations ........ $3,451,579 $11,118,347 $11,916,673

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $16,246,060 $11,958,401 $8,218,315
Expenses:
Management fees (Note 3 a ) ................................. 2,435,124 2,107,726 1,575,198
Distribution fees: (Note 3c )
    Class A .............................................. 235,423 192,400 139,786
    Class A1 ............................................. 327,304 260,854 177,651
    Class C .............................................. 239,717 198,141 121,331
Transfer agent fees: (Note 3e )
    Class A .............................................. 60,532 51,182 41,037
    Class A1 ............................................. 209,796 172,936 130,096
    Class C .............................................. 23,605 20,163 13,644
    Class R6 ............................................. 5,752 3,555 1,645
    Advisor Class .......................................... 27,287 44,114 50,712
Custodian fees (Note 4 ) .................................... 1,030 888 652
Reports to shareholders .................................... 37,659 25,485 21,949
Registration and filing fees .................................. 12,347 10,603 13,501
Professional fees ......................................... 43,934 37,015 36,112
Trustees' fees and expenses ................................ 3,263 3,247 2,110
Other .................................................. 32,142 23,242 18,924
Total expenses ....................................... 3,694,915 3,151,551 2,344,348
Expense reductions (Note 4 ) ............................. (997) (858) (630)
Expenses waived/paid by affiliates ( Note 3f) .................. (885) (713) (548)
Net expenses ....................................... 3,693,033 3,149,980 2,343,170
Net investment income .............................. 12,553,027 8,808,421 5,875,145
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 2,645,077 3,488,878 2,364,478
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 10,328,326 10,362,635 7,327,310
Net realized and unrealized gain (loss) .......................... 12,973,403 13,851,513 9,691,788
Net increase (decrease) in net assets resulting from operations ........ $25,526,430 $22,659,934 $15,566,933

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
Franklin Alabama Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,600,497 $6,329,447 $7,135,081 $16,599,155
Net realized gain (loss) ............ 1,491,394 1,468,481 109,353 871,365
Net change in unrealized appreciation
(depreciation) ................. 4,500,260 (6,480,814) 7,032,263 (14,418,364)
Net increase (decrease) in net
assets resulting from operations . 8,592,151 1,317,114 14,276,697 3,052,156
Distributions to shareholders:
Class A ........................ (333,463) (551,546) (1,075,091) (1,909,395)
Class A1 ....................... (1,883,387) (4,675,881) (5,105,574) (12,398,911)
Class C ........................ (172,659) (545,891) (280,975) (761,014)
Class R6 ....................... (21,654) (48,503) (79,340) (133,431)
Advisor Class ................... (191,007) (358,105) (513,811) (988,435)
Total distributions to shareholders ..... (2,602,170) (6,179,926) (7,054,791) (16,191,186)
Capital share transactions: (Note 2 )
Class A ........................ 10,972,406 14,447,044 15,433,867 23,567,125
Class A1 ....................... (3,329,554) (8,122,292) (9,556,363) (42,010,670)
Class C ........................ (7,960,815) (7,255,477) (5,010,964) (6,299,662)
Class R6 ....................... 404,350 125,789 1,033,731 1,743,826
Advisor Class ................... 3,258,148 3,593,758 793,871 5,147,016
Total capital share transactions ....... 3,344,535 2,788,822 2,694,142 (17,852,365)
Net increase (decrease) in net
assets ..................... 9,334,516 (2,073,990) 9,916,048 (30,991,395)
Net assets:
Beginning of period ................ 245,382,698 247,456,688 532,834,346 563,825,741
End of period ..................... $254,717,214 $245,382,698 $542,750,394 $532,834,346

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
Franklin Georgia Tax-Free Income Fund Franklin Kentucky Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,844,525 $12,155,622 $1,567,428 $3,908,471
Net realized gain (loss) ............ (108,713) (2,897,903) 512,844 (482,162)
Net change in unrealized appreciation
(depreciation) ................. 6,993,811 (8,840,835) 1,371,307 (3,264,705)
Net increase (decrease) in net
assets resulting from operations . 12,729,623 416,884 3,451,579 161,604
Distributions to shareholders:
Class A ........................ (927,208) (1,644,050) (145,929) (263,027)
Class A1 ....................... (3,317,322) (7,449,070) (1,220,579) (3,120,794)
Class C ........................ (396,063) (1,077,327) — —
Class R6 ....................... (194,878) (164,822) (33,441) (57,616)
Advisor Class ................... (908,054) (1,716,421) (147,275) (330,824)
Total distributions to shareholders ..... (5,743,525) (12,051,690) (1,547,224) (3,772,261)
Capital share transactions: (Note 2 )
Class A ........................ 15,468,313 23,662,932 2,136,265 4,293,878
Class A1 ....................... (8,727,783) (27,686,140) (2,937,838) (12,031,459)
Class C ........................ (12,593,955) (15,504,407) — —
Class R6 ....................... 3,372,789 9,088,022 645,052 247,710
Advisor Class ................... 6,910,097 15,319,625 311,062 778,188
Total capital share transactions ....... 4,429,461 4,880,032 154,541 (6,711,683)
Net increase (decrease) in net
assets ..................... 11,415,559 (6,754,774) 2,058,896 (10,322,340)
Net assets:
Beginning of period ................ 478,821,684 485,576,458 140,884,258 151,206,598
End of period ..................... $490,237,243 $478,821,684 $142,943,154 $140,884,258

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,330,214 $9,937,220 $4,698,915 $11,103,353
Net realized gain (loss) ............ 2,766,525 (967,125) (210,171) 193,375
Net change in unrealized appreciation
(depreciation) ................. 4,021,608 (9,458,864) 7,427,929 (14,901,535)
Net increase (decrease) in net
assets resulting from operations . 11,118,347 (488,769) 11,916,673 (3,604,807)
Distributions to shareholders:
Class A ........................ (644,087) (1,253,244) (882,671) (1,756,429)
Class A1 ....................... (2,883,137) (6,907,707) (2,721,775) (6,872,496)
Class C ........................ (237,315) (670,118) (284,390) (840,223)
Class R6 ....................... (82,751) (156,165) (114,350) (135,378)
Advisor Class ................... (468,925) (820,671) (690,717) (1,524,495)
Total distributions to shareholders ..... (4,316,215) (9,807,905) (4,693,903) (11,129,021)
Capital share transactions: (Note 2 )
Class A ........................ 10,841,528 10,165,912 12,908,954 20,428,324
Class A1 ....................... (2,701,886) (32,103,766) (11,027,790) (20,678,888)
Class C ........................ (6,853,726) (7,706,875) (7,945,532) (9,119,751)
Class R6 ....................... 1,052,147 831,772 3,675,288 4,579,640
Advisor Class ................... 3,889,815 10,174,029 (1,179,089) 5,683,284
Total capital share transactions ....... 6,227,878 (18,638,928) (3,568,169) 892,609
Net increase (decrease) in net
assets ..................... 13,030,010 (28,935,602) 3,654,601 (13,841,219)
Net assets:
Beginning of period ................ 380,233,775 409,169,377 419,794,256 433,635,475
End of period ..................... $393,263,785 $380,233,775 $423,448,857 $419,794,256

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,553,027 $25,318,598 $8,808,421 $20,502,814
Net realized gain (loss) ............ 2,645,077 (10,285,527) 3,488,878 (3,887,901)
Net change in unrealized appreciation
(depreciation) ................. 10,328,326 (11,420,492) 10,362,635 (13,917,043)
Net increase (decrease) in net
assets resulting from operations . 25,526,430 3,612,579 22,659,934 2,697,870
Distributions to shareholders:
Class A ........................ (2,190,758) (3,499,233) (1,435,843) (2,762,511)
Class A1 ....................... (8,122,674) (17,229,680) (5,284,442) (12,994,694)
Class C ........................ (702,056) (1,763,266) (440,338) (1,367,207)
Class R6 ....................... (423,302) (746,105) (204,462) (331,041)
Advisor Class ................... (1,097,440) (2,114,731) (1,408,664) (2,811,929)
Total distributions to shareholders ..... (12,536,230) (25,353,015) (8,773,749) (20,267,382)
Capital share transactions: (Note 2 )
Class A ........................ 37,470,129 49,587,973 21,967,202 46,331,929
Class A1 ....................... (14,217,303) (46,278,334) (23,170,698) (35,458,617)
Class C ........................ (16,016,371) (27,913,788) (16,777,105) (25,193,856)
Class R6 ....................... 3,789,775 7,048,353 1,854,077 6,762,164
Advisor Class ................... 1,799,853 4,419,625 13,197,408 17,483,390
Total capital share transactions ....... 12,826,083 (13,136,171) (2,929,116) 9,925,010
Net increase (decrease) in net
assets ..................... 25,816,283 (34,876,607) 10,957,069 (7,644,502)
Net assets:
Beginning of period ................ 1,007,758,296 1,042,634,903 869,204,632 876,849,134
End of period ..................... $1,033,574,579 $1,007,758,296 $880,161,701 $869,204,632

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
Franklin Virginia Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,875,145 $13,142,829
Net realized gain (loss) ................................................. 2,364,478 (5,904,493)
Net change in unrealized appreciation (depreciation) ........................... 7,327,310 (11,481,503)
Net increase (decrease) in net assets resulting from operations ................ 15,566,933 (4,243,167)
Distributions to shareholders:
Class A ............................................................. (945,642) (1,796,286)
Class A1 ............................................................ (3,273,058) (7,980,406)
Class C ............................................................. (234,687) (692,566)
Class R6 ............................................................ (72,526) (137,849)
Advisor Class ........................................................ (1,340,093) (2,554,529)
Total distributions to shareholders .......................................... (5,866,006) (13,161,636)
Capital share transactions: (Note 2 )
Class A ............................................................. 12,483,766 32,781,750
Class A1 ............................................................ (12,507,500) (34,412,273)
Class C ............................................................. (10,513,429) (12,938,525)
Class R6 ............................................................ 688,162 1,146,641
Advisor Class ........................................................ 10,874,051 22,261,037
Total capital share transactions ............................................ 1,025,050 8,838,630
Net increase (decrease) in net assets ................................... 10,725,977 (8,566,173)
Net assets:
Beginning of period ..................................................... 635,069,660 643,635,833
End of period .......................................................... $645,795,637 $635,069,660

Franklin Tax-Free Trust
147
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, nine of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Kentucky Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund and Franklin
Kentucky Tax-Free Income Fund were closed to new
investors effective August 30, 2021.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
148
franklintempleton.com
Semiannual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
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2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 1,108,994 $12,710,278 2,133,421 $22,851,449
Shares issued in reinvestment of distributions .......... 26,937 307,303 95,166 1,019,386
Shares redeemed ............................... (179,591) (2,045,175) (788,192) (8,436,968)
Net increase (decrease) .......................... 956,340 $10,972,406 1,440,395 $15,433,867
Year ended February 28, 2021
Shares sold
a
................................... 1,634,140 $18,445,837 3,583,203 $38,053,390
Shares issued in reinvestment of distributions .......... 45,042 507,215 168,194 1,784,185
Shares redeemed ............................... (399,044) (4,506,008) (1,535,033) (16,270,450)
Net increase (decrease) .......................... 1,280,138 $14,447,044 2,216,364 $23,567,125
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 292,476 $3,335,464 633,279 $6,796,972
Shares issued in reinvestment of distributions .......... 149,375 1,701,809 391,096 4,184,308
Shares redeemed ............................... (735,191) (8,366,827) (1,918,804) (20,537,643)
Net increase (decrease) .......................... (293,340) $(3,329,554) (894,429) $(9,556,363)
Year ended February 28, 2021
Shares sold ................................... 481,485 $5,387,614 863,325 $9,149,532
Shares issued in reinvestment of distributions .......... 367,993 4,134,909 948,638 10,043,480
Shares redeemed ............................... (1,573,599) (17,644,815) (5,783,585) (61,203,682)
Net increase (decrease) .......................... (724,121) $(8,122,292) (3,971,622) $(42,010,670)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 54,101 $626,864 179,354 $1,961,949
Shares issued in reinvestment of distributions .......... 14,774 170,456 24,181 264,415
Shares redeemed
a
.............................. (754,356) (8,758,135) (660,626) (7,237,328)
Net increase (decrease) .......................... (685,481) $(7,960,815) (457,091) $(5,010,964)
Year ended February 28, 2021
Shares sold ................................... 155,772 $1,770,400 425,669 $4,613,633
Shares issued in reinvestment of distributions .......... 45,479 517,722 63,152 683,114
Shares redeemed
a
.............................. (837,493) (9,543,599) (1,070,750) (11,596,409)
Net increase (decrease) .......................... (636,242) $(7,255,477) (581,929) $(6,299,662)
Class R6

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Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 47,419 $541,753 124,800 $1,336,834
Shares issued in reinvestment of distributions .......... 1,921 21,895 7,455 80,015
Shares redeemed ............................... (14,012) (159,298) (35,637) (383,118)
Net increase (decrease) .......................... 35,328 $404,350 96,618 $1,033,731
Year ended February 28, 2021
Shares sold ................................... 50,100 $564,150 226,956 $2,398,864
Shares issued in reinvestment of distributions .......... 4,293 48,263 12,479 132,650
Shares redeemed ............................... (43,272) (486,624) (74,353) (787,688)
Net increase (decrease) .......................... 11,121 $125,789 165,082 $1,743,826
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 429,384 $4,894,186 593,887 $6,360,125
Shares issued in reinvestment of distributions .......... 15,507 176,752 39,631 425,087
Shares redeemed ............................... (158,843) (1,812,790) (558,053) (5,991,341)
Net increase (decrease) .......................... 286,048 $3,258,148 75,465 $793,871
Year ended February 28, 2021
Shares sold ................................... 554,603 $6,248,789 1,163,044 $12,403,699
Shares issued in reinvestment of distributions .......... 28,704 322,820 74,533 791,600
Shares redeemed ............................... (265,115) (2,977,851) (758,570) (8,048,283)
Net increase (decrease) .......................... 318,192 $3,593,758 479,007 $5,147,016
2. Shares of Beneficial Interest
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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 1,946,691 $23,517,443 327,110 $3,630,689
Shares issued in reinvestment of distributions .......... 70,261 848,007 12,978 144,289
Shares redeemed ............................... (737,017) (8,897,137) (147,154) (1,638,713)
Net increase (decrease) .......................... 1,279,935 $15,468,313 192,934 $2,136,265
Year ended February 28, 2021
Shares sold
a
................................... 2,608,906 $31,141,436 477,135 $5,240,733
Shares issued in reinvestment of distributions .......... 126,236 1,505,976 23,430 257,700
Shares redeemed ............................... (755,251) (8,984,480) (110,438) (1,204,555)
Net increase (decrease) .......................... 1,979,891 $23,662,932 390,127 $4,293,878
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 474,955 $5,725,246 119,848 $1,334,197
Shares issued in reinvestment of distributions .......... 246,147 2,970,572 107,358 1,192,347
Shares redeemed ............................... (1,442,540) (17,423,601) (491,936) (5,464,382)
Net increase (decrease) .......................... (721,438) $(8,727,783) (264,730) $(2,937,838)
Year ended February 28, 2021
Shares sold ................................... 891,352 $10,657,829 375,647 $4,126,264
Shares issued in reinvestment of distributions .......... 555,571 6,620,680 272,677 2,994,127
Shares redeemed ............................... (3,803,161) (44,964,649) (1,745,134) (19,151,850)
Net increase (decrease) .......................... (2,356,238) $(27,686,140) (1,096,810) $(12,031,459)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 116,189 $1,424,599 — $—
Shares issued in reinvestment of distributions .......... 30,839 377,927 — —
Shares redeemed
a
.............................. (1,172,772) (14,396,481) — —
Net increase (decrease) .......................... (1,025,744) $(12,593,955) — $—
Six Months ended February 28, 2021
Shares sold ................................... 385,525 $4,660,396 — $—
Shares issued in reinvestment of distributions .......... 81,150 981,440 — —
Shares redeemed
a
.............................. (1,745,962) (21,146,243) — —
Net increase (decrease) .......................... (1,279,287) $(15,504,407) — $—
Class R6
2. Shares of Beneficial Interest
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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 551,322 $6,659,314 71,649 $792,157
Shares issued in reinvestment of distributions .......... 7,565 91,319 3,037 33,758
Shares redeemed ............................... (280,255) (3,377,844) (16,224) (180,863)
Net increase (decrease) .......................... 278,632 $3,372,789 58,462 $645,052
Year ended February 28, 2021
Shares sold ................................... 841,386 $10,149,631 47,243 $521,499
Shares issued in reinvestment of distributions .......... 11,701 139,615 5,214 57,295
Shares redeemed ............................... (101,839) (1,201,224) (30,478) (331,084)
Net increase (decrease) .......................... 751,248 $9,088,022 21,979 $247,710
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 905,633 $10,938,062 83,167 $924,583
Shares issued in reinvestment of distributions .......... 68,523 827,530 12,627 140,330
Shares redeemed ............................... (402,008) (4,855,495) (67,873) (753,851)
Net increase (decrease) .......................... 572,148 $6,910,097 27,921 $311,062
Year ended February 28, 2021
Shares sold ................................... 2,155,326 $25,525,602 286,929 $3,140,040
Shares issued in reinvestment of distributions .......... 129,011 1,539,366 28,583 313,999
Shares redeemed ............................... (986,817) (11,745,343) (244,912) (2,675,851)
Net increase (decrease) .......................... 1,297,520 $15,319,625 70,600 $778,188
2. Shares of Beneficial Interest
(continued)

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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 1,351,596 $15,499,816 1,534,387 $17,083,802
Shares issued in reinvestment of distributions .......... 54,621 626,541 75,262 837,855
Shares redeemed ............................... (461,209) (5,284,829) (452,755) (5,012,703)
Net increase (decrease) .......................... 945,008 $10,841,528 1,156,894 $12,908,954
Year ended February 28, 2021
Shares sold
a
................................... 1,687,039 $19,054,402 2,439,624 $26,899,556
Shares issued in reinvestment of distributions .......... 106,902 1,205,992 149,070 1,643,231
Shares redeemed ............................... (915,275) (10,094,482) (737,402) (8,114,463)
Net increase (decrease) .......................... 878,666 $10,165,912 1,851,292 $20,428,324
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 994,862 $11,380,922 193,921 $2,157,581
Shares issued in reinvestment of distributions .......... 244,734 2,804,975 217,034 2,416,005
Shares redeemed ............................... (1,471,738) (16,887,783) (1,400,771) (15,601,376)
Net increase (decrease) .......................... (232,142) $(2,701,886) (989,816) $(11,027,790)
Year ended February 28, 2021
Shares sold ................................... 761,607 $8,594,326 678,377 $7,502,680
Shares issued in reinvestment of distributions .......... 585,413 6,594,454 546,466 6,020,781
Shares redeemed ............................... (4,213,467) (47,292,546) (3,094,963) (34,202,349)
Net increase (decrease) .......................... (2,866,447) $(32,103,766) (1,870,120) $(20,678,888)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 129,603 $1,506,252 158,491 $1,801,698
Shares issued in reinvestment of distributions .......... 20,306 236,587 23,911 271,670
Shares redeemed
a
.............................. (736,847) (8,596,565) (878,699) (10,018,900)
Net increase (decrease) .......................... (586,938) $(6,853,726) (696,297) $(7,945,532)
Year ended February 28, 2021
Shares sold ................................... 298,512 $3,417,062 361,685 $4,065,182
Shares issued in reinvestment of distributions .......... 56,734 649,372 68,989 775,607
Shares redeemed
a
.............................. (1,029,195) (11,773,309) (1,240,138) (13,960,540)
Net increase (decrease) .......................... (673,949) $(7,706,875) (809,464) $(9,119,751)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 104,554 $1,192,091 381,621 $4,267,690
Shares issued in reinvestment of distributions .......... 7,142 81,889 7,776 86,731
Shares redeemed ............................... (19,391) (221,833) (60,895) (679,133)
Net increase (decrease) .......................... 92,305 $1,052,147 328,502 $3,675,288
Year ended February 28, 2021
Shares sold ................................... 175,098 $1,981,993 452,787 $5,039,224
Shares issued in reinvestment of distributions .......... 13,518 152,403 11,648 128,695
Shares redeemed ............................... (115,798) (1,302,624) (53,606) (588,279)
Net increase (decrease) .......................... 72,818 $831,772 410,829 $4,579,640
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 813,824 $9,349,361 427,517 $4,773,535
Shares issued in reinvestment of distributions .......... 37,814 433,710 53,011 590,776
Shares redeemed ............................... (512,455) (5,893,256) (585,746) (6,543,400)
Net increase (decrease) .......................... 339,183 $3,889,815 (105,218) $(1,179,089)
Year ended February 28, 2021
Shares sold ................................... 1,609,637 $18,231,625 1,338,729 $14,799,088
Shares issued in reinvestment of distributions .......... 64,532 728,001 115,570 1,275,125
Shares redeemed ............................... (783,747) (8,785,597) (943,806) (10,390,929)
Net increase (decrease) .......................... 890,422 $10,174,029 510,493 $5,683,284
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 3,789,343 $45,469,403 3,198,009 $37,725,919
Shares issued in reinvestment of distributions .......... 178,868 2,145,128 113,816 1,341,217
Shares redeemed ............................... (845,124) (10,144,402) (1,455,555) (17,099,934)
Net increase (decrease) .......................... 3,123,087 $37,470,129 1,856,270 $21,967,202
Year ended February 28, 2021
Shares sold
a
................................... 5,642,759 $67,040,168 5,572,724 $65,264,555
Shares issued in reinvestment of distributions .......... 284,291 3,372,432 215,864 2,523,077
Shares redeemed ............................... (1,766,517) (20,824,627) (1,846,785) (21,455,703)
Net increase (decrease) .......................... 4,160,533 $49,587,973 3,941,803 $46,331,929
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 1,101,280 $13,188,048 922,260 $10,871,761
Shares issued in reinvestment of distributions .......... 643,207 7,709,548 410,796 4,839,391
Shares redeemed ............................... (2,929,839) (35,114,899) (3,299,282) (38,881,850)
Net increase (decrease) .......................... (1,185,352) $(14,217,303) (1,966,226) $(23,170,698)
Year ended February 28, 2021
Shares sold ................................... 1,911,701 $22,691,692 2,024,975 $23,664,287
Shares issued in reinvestment of distributions .......... 1,350,409 15,988,418 996,256 11,626,679
Shares redeemed ............................... (7,199,380) (84,958,444) (6,089,454) (70,749,583)
Net increase (decrease) .......................... (3,937,270) $(46,278,334) (3,068,223) $(35,458,617)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 344,617 $4,172,332 223,948 $2,686,673
Shares issued in reinvestment of distributions .......... 56,490 683,927 35,906 430,012
Shares redeemed
a
.............................. (1,720,736) (20,872,630) (1,657,376) (19,893,790)
Net increase (decrease) .......................... (1,319,629) $(16,016,371) (1,397,522) $(16,777,105)
Year ended February 28, 2021
Shares sold ................................... 716,382 $8,568,696 648,573 $7,696,005
Shares issued in reinvestment of distributions .......... 139,907 1,672,728 108,535 1,286,988
Shares redeemed
a
.............................. (3,182,165) (38,155,212) (2,878,044) (34,176,849)
Net increase (decrease) .......................... (2,325,876) $(27,913,788) (2,120,936) $(25,193,856)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 507,717 $6,093,269 296,545 $3,491,725
Shares issued in reinvestment of distributions .......... 31,935 383,221 14,964 176,265
Shares redeemed ............................... (224,478) (2,686,715) (153,899) (1,813,913)
Net increase (decrease) .......................... 315,174 $3,789,775 157,610 $1,854,077
Year ended February 28, 2021
Shares sold ................................... 988,641 $11,634,147 750,298 $8,782,773
Shares issued in reinvestment of distributions .......... 53,858 638,690 26,543 310,019
Shares redeemed ............................... (443,180) (5,224,484) (200,977) (2,330,628)
Net increase (decrease) .......................... 599,319 $7,048,353 575,864 $6,762,164
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 792,551 $9,517,124 2,256,926 $26,549,997
Shares issued in reinvestment of distributions .......... 75,191 901,626 115,530 1,361,421
Shares redeemed ............................... (720,484) (8,618,897) (1,246,814) (14,714,010)
Net increase (decrease) .......................... 147,258 $1,799,853 1,125,642 $13,197,408
Year ended February 28, 2021
Shares sold ................................... 1,858,606 $22,096,348 3,157,919 $36,942,605
Shares issued in reinvestment of distributions .......... 141,699 1,679,643 227,496 2,657,180
Shares redeemed ............................... (1,649,509) (19,356,366) (1,904,777) (22,116,395)
Net increase (decrease) .......................... 350,796 $4,419,625 1,480,638 $17,483,390
2. Shares of Beneficial Interest
(continued)

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Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 1,566,813 $17,705,343
Shares issued in reinvestment of distributions .......... 72,757 820,792
Shares redeemed ............................... (536,758) (6,042,369)
Net increase (decrease) .......................... 1,102,812 $12,483,766
Year ended February 28, 2021
Shares sold
a
................................... 3,909,481 $43,870,008
Shares issued in reinvestment of distributions .......... 135,068 1,512,481
Shares redeemed ............................... (1,139,632) (12,600,739)
Net increase (decrease) .......................... 2,904,917 $32,781,750
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 434,321 $4,894,309
Shares issued in reinvestment of distributions .......... 263,998 2,977,003
Shares redeemed ............................... (1,806,303) (20,378,812)
Net increase (decrease) .......................... (1,107,984) $(12,507,500)
Year ended February 28, 2021
Shares sold ................................... 760,171 $8,511,354
Shares issued in reinvestment of distributions .......... 632,475 7,074,391
Shares redeemed ............................... (4,484,755) (49,998,018)
Net increase (decrease) .......................... (3,092,109) $(34,412,273)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 99,253 $1,136,482
Shares issued in reinvestment of distributions .......... 20,090 230,478
Shares redeemed
a
.............................. (1,032,799) (11,880,389)
Net increase (decrease) .......................... (913,456) $(10,513,429)
Year ended February 28, 2021
Shares sold ................................... 363,587 $4,152,393
Shares issued in reinvestment of distributions .......... 55,876 635,616
Shares redeemed
a
.............................. (1,555,402) (17,726,534)
Net increase (decrease) .......................... (1,135,939) $(12,938,525)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 111,259 $1,254,346
Shares issued in reinvestment of distributions .......... 6,395 72,161
Shares redeemed ............................... (56,645) (638,345)
Net increase (decrease) .......................... 61,009 $688,162
Year ended February 28, 2021
Shares sold ................................... 185,215 $2,078,112
Shares issued in reinvestment of distributions .......... 12,167 136,263
Shares redeemed ............................... (95,613) (1,067,734)
Net increase (decrease) .......................... 101,769 $1,146,641
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 1,785,074 $20,139,033
Shares issued in reinvestment of distributions .......... 106,549 1,202,713
Shares redeemed ............................... (927,983) (10,467,695)
Net increase (decrease) .......................... 963,640 $10,874,051
Year ended February 28, 2021
Shares sold ................................... 3,965,685 $44,494,547
Shares issued in reinvestment of distributions .......... 206,165 2,309,633
Shares redeemed ............................... (2,211,767) (24,543,143)
Net increase (decrease) .......................... 1,960,083 $22,261,037
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
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a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.547% 0.493% 0.499%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.583% 0.511% 0.506%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.471% 0.475% 0.485%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... — 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,850 $4,807 $7,353 $4,250
CDSC retained ........................... $1,112 $20,206 $5,680 $—
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $7,065 $3,801 $23,957 $14,658
CDSC retained ........................... $13,575 $883 $4,491 $3,609
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,886
CDSC retained ........................... $4,228
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Transfer agent fees ........................ $38,311 $87,416 $75,003 $21,971
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $55,417 $71,859 $147,428 $128,131
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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f. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended August 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $101,217
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Purchases .............................. — $7,096,821 $10,465,000 $1,060,000
Sales .................................. — $20,200,000 $12,550,000 $1,060,000
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. — $1,943,734 $8,550,000 $5,800,000
Sales .................................. — $700,000 $20,835,000 —
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $2,000,000
Sales .................................. $3,400,000
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
At August 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 3,087,907 $ 12,466,569 $ 5,561,180 $ 3,022,860
Long term ............................. 12,871,700 54,523,896 20,256,983 7,130,213
Total capital loss carryforwards ............ $15,959,607 $66,990,465 $25,818,163 $10,153,073
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 11,605,540 $ 13,206,082 $ 13,118,068 $ 26,030,882
Long term ............................. 16,846,391 28,835,395 71,617,766 72,172,247
Total capital loss carryforwards ............ $28,451,931 $42,041,477 $84,735,834 $98,203,129
Franklin
Virginia Tax-
Free Income
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,440,956
Long term ............................. 40,615,612
Total capital loss carryforwards ............ $60,056,568
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $226,924,510 $508,874,674 $459,758,403 $130,431,557
Unrealized appreciation ..................... $18,327,573 $37,232,591 $36,143,019 $9,045,532
Unrealized depreciation ..................... (184,373) (548,621) (5,434,817) (564,712)
Net unrealized appreciation (depreciation) ....... $18,143,200 $36,683,970 $30,708,202 $8,480,820

Franklin Tax-Free Trust
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164
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2021, were as follows:
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $353,905,849 $394,274,898 $953,614,845 $784,089,739
Unrealized appreciation ..................... $26,931,417 $25,513,542 $71,763,647 $53,001,964
Unrealized depreciation ..................... (722,318) (1,351,222) (3,060,594) (1,341,891)
Net unrealized appreciation (depreciation) ....... $26,209,099 $24,162,320 $68,703,053 $51,660,073
Franklin
Virginia Tax-
Free Income
Fund
a a
Cost of investments ....................... $584,869,516
Unrealized appreciation ..................... $38,401,858
Unrealized depreciation ..................... (707,868)
Net unrealized appreciation (depreciation) ....... $37,693,990
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Purchases .............................. $26,520,688 $70,106,353 $48,096,916 $18,633,778
Sales .................................. $40,489,789 $62,272,189 $37,042,681 $20,878,943
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $31,185,628 $35,067,471 $138,645,490 $117,071,813
Sales .................................. $41,193,732 $37,253,556 $110,578,501 $182,451,916
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $103,412,150
Sales .................................. $122,404,413
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At August
31, 2021, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Upcoming Reorganizations
On July 14, 2021, the Board for Franklin Tax-Free Trust approved a proposal to reorganize Franklin Florida Tax-Free Income
Fund and Franklin Kentucky Tax-Free Income Fund with and into Franklin Federal Tax-Free Income Fund, subject to approval by the shareholders of Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund.
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 2,233,157 0.5%
Franklin Louisiana Tax-Free Income Fund ......................................... 841,106 0.2%
Franklin Maryland Tax-Free Income Fund ......................................... 1,947,843 0.5%
Franklin Missouri Tax-Free Income Fund .......................................... 4,625,513 0.5%
Franklin North Carolina Tax-Free Income Fund ..................................... 4,053,050 0.5%
Franklin Virginia Tax-Free Income Fund ........................................... 2,894,825 0.5%

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
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all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2021, the
Funds did not use the Global Credit Facility.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
11. Credit Facility
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)
167
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Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

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Shareholder Information
168
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Semiannual Report
Liquidity Risk Management Program -
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information
169
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Semiannual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 S 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Tax-Free
Trust
August 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the semiannual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended August 31, 2021, the U.S.
economy continued to recover from the coronavirus
(COVID-19) pandemic. Gross domestic product (GDP)
accelerated in 2021’s first and second quarters as
the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Near period-end, however,
investors became concerned that the swiftly spreading Delta
variant of COVID-19 could hinder the economic recovery.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets.
The Federal Reserve also adjusted its GDP and inflation
projections higher and expected to begin decreasing its
asset purchases later this year, while delaying any interest rate increases until reaching its goal of maximum U.S.
employment.
During the six-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +2.51%
total return as investors were attracted to tax-free income in a stable interest-rate environment.
1
Factors contributing to
this positive investment environment for municipals included relatively low inflation and interest rates and actions by the
Federal Reserve to support a low interest-rate environment.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of August
31, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 10
Franklin Connecticut Tax-Free Income Fund 15
Franklin Michigan Tax-Free Income Fund 20
Franklin Minnesota Tax-Free Income Fund 25
Franklin Ohio Tax-Free Income Fund 30
Franklin Oregon Tax-Free Income Fund 35
Franklin Pennsylvania Tax-Free Income Fund 40
Financial Highlights and Statements of Investments 45
Financial Statements 139
Notes to Financial Statements 149
Shareholder Information 166
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Municipal Bond Market Overview
The U.S. and the rest of the world continued to manage the
recovery from the novel coronavirus (COVID-19) pandemic
that has caused significant economic and personal strife
throughout the past six months ended August 31, 2021.
Fifty-three percent of the U.S. population had been fully
immunized by period-end, but the remaining population were
either hesitant to receive the vaccine or did not have ready access to it, stalling vaccination growth. After falling from an all-time high in January 2021, case rates and hospitalizations fell through the spring and beginning summer months of
2021. However, starting in August 2021, a new, more virulent strain, labeled Delta, began to drive case rates higher to
levels last seen in February 2021. Although most infections
and severe illnesses were limited to the unvaccinated, there were breakthrough cases where fully vaccinated individuals
contracted the disease. Falling consumer sentiment in
August 2021 called into question whether people would
swiftly return to normal economic activity. Although most
states and local authorities did not roll back business and
school reopenings, there were some areas that reimposed
face mask requirements. U.S. health officials started to
explore the potential need for booster shots to ward off future strains of the virus.
Second quarter 2021 gross domestic product (GDP) growth
disappointed many economists at just 6.6% annualized, but
for the first time, overall real GDP exceeded pre-COVID-19
levels from the fourth quarter of 2019. Employment
improved, driving the unemployment rate to 5.2% in August
2021, down from a peak of 14.8% seen in April 2020.
Inflation picked up through the summer months of 2021
as global supply-chain bottlenecks and rising input prices
limited output growth that was met with pent-up demand for
goods.
The U.S. Federal Reserve (Fed) continued to support
monetary conditions by purchasing a large number of
U.S. Treasury (UST) bonds and backstopping many other
fixed income markets. However, with improving U.S.
economic fundamentals, by the end of August 2021, the
Fed began discussions of tapering asset purchases as the
first step toward normalizing monetary policy. The Biden
administration continued its talks with Congress on a number of large infrastructure projects that would partially be paid for with increased tax rates on wealthy individuals. Although the final size of the programs had not been decided as of period-
end, there could be significant implications for the municipal
(muni) bond market, including additional bond issuance for
the projects and the potential for increased demand for tax-
exempt sources of income.
Strong demand for muni bonds continued throughout the
period under review, pushing ratios of 30-year muni bonds
versus UST yields in June 2021 to all-time lows. Although
these and other maturity ratios have since increased, they
remain at historically rich levels. In times of increased UST volatility throughout the six months, muni bond valuations
suffered declines only to rally once stability returned to the market. Muni issuers had projected severe budget deficits in
2020 and 2021, but these proved unfounded as consumer
spending recovered more quickly than anticipated, leading
to higher sales tax collections. Additionally, the U.S. federal government provided $350 billion in relief to muni issuers as part of the fiscal stimulus package passed in March 2021.
A strong U.S. housing market also provided support to local
and state governments as home price appreciation rates
reached historic highs.
For the six-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s 500
®
Index, which posted a +19.52%
total return for the period.
1
Investment-grade muni bonds,
as measured by the Bloomberg Municipal Bond Index,
posted a +2.51% total return, while USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a +1.36% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
+2.85% total return.
1
The foregoing information reflects our analysis and opinions as of August 31, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report
Franklin Arizona Tax-Free Income Fund
This semiannual report for Franklin Arizona Tax-Free Income
Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.92 on February 28, 2021, to
$11.11 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 12.5733 cents per share for the
reporting period.
2
The Performance Summary beginning on
7 shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.10%, based on an
annualization of August’s 2.0227 cents per share dividend
and the maximum offering price of $11.54 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Arizona personal income tax bracket of 45.30%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 3.84% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Arizona’s economy continued
to recover, as novel coronavirus related restrictions
loosened and the number of vaccinated individuals
increased significantly. Arizona’s employment recovery
remains uneven, with jobs in trade, transportation, and
utilities coming back faster than Arizona’s larger leisure and hospitality sectors. The state’s unemployment rate began
the period at 6.9% and ended at 6.2%, compared with the
5.2% national rate.
3
Better-than-expected revenue collections
for fiscal year (FY) 2021 and significant federal stimulus
payments bolstered Arizona’s financial position. The FY
2022 budget signed by the governor contained a significant
tax cut, moving Arizona to a flat tax rate below the previous lowest rate paid by the bottom income bracket. Arizona’s
net tax-supported debt was $443 per capita and 0.9% of
personal income, below the $1,039 and 1.9% national
medians, respectively.
4
The independent credit rating agency
Moody’s Investors Service maintained the state’s issuer
credit Aa1 rating with a stable outlook.
5
The rating reflected
Moody’s view of Arizona’s steady economic growth and
increasing reserves, reduced debt levels, below average
pension liabilities and demonstrated budget discipline.
According to Moody’s, challenges included constitutional
restrictions that limit the state’s financial flexibility. Moody’s stable outlook reflected its expectation that Arizona will
continue to maintain ample reserves.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing
,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Arizona Tax-Free Income Fund
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Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Education 21.45%
Health Care 20.37%
Utilities 17.06%
Lease 15.01%
Refunded 6.08%
Special Tax 5.69%
Local 4.54%
Transportation 3.58%
Industrial Dev. Revenue and Pollution Control 3.38%
Housing 2.84%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Arizona Tax-Free Income Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/ 31 /21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.90% -0.96%
1-Year +3.35% -0.53%
5-Year +14.44% +1.95%
10-Year +45.08% +3.40%
Advisor
6-Month +3.03% +3.03%
1-Year +3.69% +3.69%
5-Year +15.40% +2.91%
10-Year +46.95% +3.92%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.10% 3.84% 0.73% 1.33%
Advisor 2.44% 4.46% 1.01% 1.85%
See page 8 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Arizona personal income tax rate of 45.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.125733
A1 $0.134239
C $0.102502
R6 $0.141837
Advisor $0.139867
Total Annual Operating Expenses
8
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,029.00 $4.11 $1,021.15 $4.10 0.80%
A1 $1,000 $1,029.80 $3.36 $1,021.89 $3.35 0.66%
C $1,000 $1,027.30 $6.14 $1,019.15 $6.11 1.20%
R6 $1,000 $1,030.40 $2.65 $1,022.59 $2.64 0.52%
Advisor $1,000 $1,030.30 $2.84 $1,022.41 $2.83 0.56%

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Semiannual Report
Franklin Colorado Tax-Free Income Fund
This semiannual report for Franklin Colorado Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.69 on February 28, 2021, to
$11.90 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 12.6487 cents per share for the
reporting period.
2
The Performance Summary beginning on
12 shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.01% based on an
annualization of August’s 2.0727 cents per share dividend
and the maximum offering price of $12.36 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Colorado personal income tax bracket of
45.35% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.68% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Colorado’s economy
continued to recover as novel coronavirus (COVID-19)
related restrictions loosened and the number of vaccinated
individuals increased significantly. Colorado’s economy
rebounded in recent months, driven by a relatively young,
educated workforce and a diverse mix of technology,
bioscience and professional services industries located
along the Front Range region. The state is positioned for
a better-than-average economic recovery. The state’s
recovery should benefit from its significant tourism and
energy sectors, but these sectors can be volatile. Colorado’s unemployment rate began the period at 6.4% and ended
at 5.9%, compared with the 5.2% national rate.
3
The state
anticipated a significant shortfall in revenues due to the
COVID-19 pandemic and related economic downturn,
and addressed it with a combination of expenditure cuts,
one-time transfers and a drawdown of reserves. Colorado’s
net tax-supported debt was $721 per capita and 1.1% of
personal income, below the $1,039 and 1.9% national
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service maintained Colorado’s Aa1 issuer
credit rating with a stable outlook.
5
The rating reflected
Moody’s view that Colorado has conservative financial
practices and strong economic fundamentals. Challenges
facing Colorado’s credit rating include a complex system of
constitutional revenue limits, spending requirements and
above average pension liabilities.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing
,
6/14/21.
5. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Colorado Tax-Free Income Fund
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Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 21.73%
Health Care 16.47%
Utilities 14.70%
Education 13.56%
Refunded 9.61%
Special Tax 7.32%
Lease 6.50%
Transportation 4.59%
Industrial Dev. Revenue and Pollution Control 4.16%
State General Obligation 1.07%
Housing 0.29%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Colorado Tax-Free Income Fund
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The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.88% -0.97%
1-Year +3.24% -0.63%
5-Year +13.77% +1.83%
10-Year +43.61% +3.29%
Advisor
6-Month +3.10% +3.10%
1-Year +3.59% +3.59%
5-Year +14.85% +2.81%
10-Year +45.57% +3.83%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.01% 3.68% 0.77% 1.41%
Advisor 2.35% 4.31% 1.05% 1.92%
See page 13 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Colorado personal income tax rate of 45.5%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.126487
A1 $0.135577
C $0.101723
R6 $0.144104
Advisor $0.141625
Total Annual Operating Expenses
8
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
14
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.80 $4.22 $1,021.05 $4.20 0.83%
A1 $1,000 $1,030.50 $3.47 $1,021.79 $3.45 0.68%
C $1,000 $1,026.40 $6.25 $1,019.03 $6.23 1.22%
R6 $1,000 $1,030.40 $2.74 $1,022.51 $2.73 0.54%
Advisor $1,000 $1,031.00 $2.95 $1,022.30 $2.94 0.58%

15
franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free Income Fund
This semiannual report for Franklin Connecticut Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.17 on February 28, 2021, to
$10.28 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 10.7203 cents per share for the
reporting period.
2
The Performance Summary beginning on
17 shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.90%, based on an
annualization of August’s 1.6946 cents per share dividend
and the maximum offering price of $10.68 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Connecticut personal income tax bracket of
47.79% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.64% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Connecticut’s economy
continued to recover, as restrictions related to the novel
coronavirus loosened and the number of vaccinated
individuals increased significantly. The nation’s wealthiest state (based on per capita income) with a large and
diverse economy has nonetheless been challenged
by a deteriorating demographic trajectory. The state’s
unemployment rate began the period at 8.5% and ended at
7.2%, compared with the 5.2% national rate.
3
The governor
signed a fiscal years (FY) 2022–2023 biennium budget
that included a built-in surplus to fund the state’s pension plan. Connecticut’s net tax-supported debt was $6,971 per
capita and 8.7% of personal income, above the $1,039 and
1.9% national medians, respectively.
4
The independent
credit rating agency Moody’s Investors Service maintained
Connecticut’s general obligation bonds’ Aa3 rating with a
stable outlook. This rating reflected Moody’s view that the
state benefited from high income levels, strong governance
and willingness to make mid-year budget adjustments.
5
According to Moody’s, Connecticut’s challenges include
high fixed costs for debt service, pension and post-
employment benefits; vulnerability to the impact of financial market fluctuations on capital gains and employment; and
a declining and aging population. Moody’s stable outlook
reflects its view of Connecticut’s large reserves and strong provisions to promote fiscal discipline.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21 .
5. Source: This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 73 .

Franklin Connecticut Tax-Free Income Fund
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
*
Education 33.97%
Health Care 16.26%
Utilities 9.16%
Transportation 8.38%
State General Obligation 7.60%
Local 7.10%
Special Tax 6.20%
Refunded 5.75%
Housing 4.67%
Lease 0.91%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Connecticut Tax-Free Income Fund
17
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.14% -1.69%
1-Year +2.68% -1.17%
5-Year +9.61% +1.08%
10-Year +31.30% +2.37%
Advisor
6-Month +2.37% +2.37%
1-Year +2.94% +2.94%
5-Year +10.67% +2.05%
10-Year +33.16% +2.91%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.90% 3.64% 0.56% 1.07%
Advisor 2.24% 4.29% 0.83% 1.59%
See page 18 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.107203
A1 $0.115073
C $0.085923
R6 $0.123282
Advisor $0.120306
Total Annual Operating Expenses
8
Share Class
A 0.94%
Advisor 0.69%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
19
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,021.40 $4.88 $1,020.37 $4.88 0.96%
A1 $1,000 $1,022.20 $4.14 $1,021.11 $4.14 0.81%
C $1,000 $1,020.10 $6.95 $1,018.33 $6.94 1.36%
R6 $1,000 $1,023.00 $3.41 $1,021.84 $3.40 0.67%
Advisor $1,000 $1,023.70 $3.63 $1,021.62 $3.63 0.71%

20
franklintempleton.com
Semiannual Report
Franklin Michigan Tax-Free Income Fund
This semiannual report for Franklin Michigan Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.84 on February 28, 2021, to
$11.97 on August 31, 2021. The Fund’s Class A shares
paid dividends totaling 13.2240 cents per share for the
reporting period.
2
The Performance Summary beginning on
22 shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.10%, based on an
annualization of August’s 2.1791 cents per share dividend
and the maximum offering price of $12.44 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Michigan personal income tax bracket of
45.05% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.82% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Michigan’s economy continued
to recover as novel coronavirus related restrictions loosened and the number of vaccinated individuals increased
significantly. The Michigan economy is more vulnerable to
economic cycles because of its large automotive industry
presence. However, in recent years, this exposure has
been mitigated by financial reserves and a growing service
sector. The state’s unemployment rate began the period at
5.2% and ended at 4.7%, compared with the 5.2% national
rate.
3
Improving revenue conditions and substantial direct
aid from the federal government bolstered the state’s
liquidity. Michigan’s net tax-supported debt was $661 per
capita and 1.2% of personal income, below the $1,039
and 1.9% national medians, respectively.
4
Independent
credit rating agency Moody’s Investors Service maintained
Michigan’s general obligations bonds’ Aa1 rating with a
stable outlook.
5
The rating reflected Moody’s view that
Michigan’s governance practices make Michigan likely to
respond rapidly to developing economic or fiscal downturns,
and the fact that the state's economy, while still linked to the automobile manufacturing industry, has become increasingly
diversified. According to Moody’s, credit challenges include dependence upon the auto manufacturing industry, exposure
to financially stressed local governments and elevated levels of retirement benefit liabilities.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Michigan Tax-Free Income Fund
21
franklintempleton.com
Semiannual Report
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 21.98%
Health Care 19.74%
Education 16.75%
Lease 9.32%
Refunded 8.02%
Utilities 6.91%
Transportation 6.91%
Housing 3.97%
Industrial Dev. Revenue and Pollution Control 2.98%
Special Tax 2.17%
State General Obligation 1.25%

Performance Summary as of August 31, 2021
Franklin Michigan Tax-Free Income Fund
22
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.22% -1.61%
1-Year +2.61% -1.24%
5-Year +14.74% +2.01%
10-Year +38.67% +2.93%
Advisor
6-Month +2.35% +2.35%
1-Year +2.77% +2.77%
5-Year +15.61% +2.94%
10-Year +40.46% +3.46%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.10% 3.82% 0.56% 1.02%
Advisor 2.44% 4.44% 0.83% 1.51%
See page 23 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.132240
A1 $0.141405
C $0.107133
R6 $0.150084
Advisor $0.147482
Total Annual Operating Expenses
8
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,022.20 $4.19 $1,021.07 $4.18 0.82%
A1 $1,000 $1,023.00 $3.43 $1,021.81 $3.43 0.67%
C $1,000 $1,019.80 $6.21 $1,019.06 $6.20 1.22%
R6 $1,000 $1,023.70 $2.69 $1,022.55 $2.69 0.53%
Advisor $1,000 $1,023.50 $2.91 $1,022.33 $2.91 0.57%

25
franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free Income Fund
This semiannual report for Franklin Minnesota Tax-Free
Income Fund covers the period ended August 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.62 on February 28, 2021, to
$12.77 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 11.4624 cents per share for the reporting period.
2
The Performance Summary beginning on page 27
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.79%, based on an
annualization of August’s 2.1800 cents per share dividend
and the maximum offering price of $13.27 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Minnesota personal income tax bracket of
50.65% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.63% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Minnesota’s economy
continued to recover as novel coronavirus related restrictions loosened and the number of vaccinated individuals
increased significantly. Historically, the state has had a very low unemployment rate and high labor force participation
rate relative to the rest of the nation, supported by a deep and diverse economy. The state’s unemployment rate
began the period at 4.4% and ended at 3.8%, compared
with the 5.2% national rate.
3
Minnesota’s strong reserves
provided a substantial cushion to weather the effects
of the recent recession, but the significant use of these
reserves to address its structural deficits could diminish
future budgetary flexibility. Minnesota’s net tax-supported
debt was $1,400 per capita and 2.3% of personal income,
above the $1,039 and 1.9% national medians, respectively.
4
Independent credit rating agency Moody’s Investors Service
maintained Minnesota’s general obligations bonds’ Aa1
rating with a stable outlook.
5
The rating reflected Moody’s
view that the state’s traditionally strong economy will likely weather economic uncertainties and the expectation that
the buildup of reserves would be sufficient to allow the state to successfully manage any future decline in revenues.
According to Moody’s, challenges facing the state include
a history of political gridlock that has led to structural
imbalances, late budgets and government shutdown.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21 .
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Minnesota Tax-Free Income Fund
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Semiannual Report
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 37.23%
Health Care 11.47%
Education 10.22%
Utilities 8.35%
Housing 6.89%
Transportation 6.80%
Lease 5.28%
State General Obligation 5.24%
Other Revenue Bonds 3.27%
Refunded 2.48%
Special Tax 1.92%
Industrial Dev. Revenue and Pollution Control 0.85%

Performance Summary as of August 31, 2021
Franklin Minnesota Tax-Free Income Fund
27
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.10% -1.73%
1-Year +2.06% -1.76%
5-Year +13.87% +1.85%
10-Year +37.72% +2.86%
Advisor
6-Month +2.23% +2.23%
1-Year +2.32% +2.32%
5-Year +14.95% +2.83%
10-Year +39.59% +3.39%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.79% 3.63% 0.53% 1.07%
Advisor 2.12% 4.30% 0.79% 1.60%
See page 28 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
28
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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund's share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.114624
A1 $0.124341
C $0.087947
R6 $0.134691
Advisor $0.130846
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
29
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,021.00 $4.24 $1,021.01 $4.24 0.83%
A1 $1,000 $1,021.80 $3.49 $1,021.76 $3.49 0.68%
C $1,000 $1,018.70 $6.27 $1,019.00 $6.27 1.23%
R6 $1,000 $1,023.40 $2.67 $1,022.57 $2.67 0.52%
Advisor $1,000 $1,022.30 $2.97 $1,022.27 $2.97 0.58%

30
franklintempleton.com
Semiannual Report
Franklin Ohio Tax-Free Income Fund
This semiannual report for Franklin Ohio Tax-Free Income
Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $12.90 on February 28, 2021, to
$13.12 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 12.9931 cents per share for the reporting period.
2
The Performance Summary beginning on page 32
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.85%, based on an
annualization of August’s 2.0967 cents per share dividend
and the maximum offering price of $13.63 on August 31,
2021. An investor in the 2020 maximum combined effective
federal and Ohio personal income tax bracket of 45.60%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 3.40% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Ohio’s economy continued to
recover, as restrictions related to novel coronavirus loosened and the number of vaccinated individuals increased
significantly. The state’s leisure and hospitality industry
showed signs of improvement, adding jobs along with
government and the education and health services industry.
Ohio’s unemployment rate began the period at 5.0% and
ended at 5.4%, compared with the 5.2% national rate.
3
Increased revenues from sales taxes and federal stimulus
funds drove a large surplus for fiscal year (FY) 2021. The
governor signed a biennium budget for FY 2022–2023 that
included an income tax cut and a changed funding formula
for schools. Ohio’s net tax-supported debt was $1,146 per
capita and 2.1% of personal income, above the $1,039 and
1.9% national medians, respectively.
4
Independent credit
rating agency Moody’s Investors Service maintained the
state’s general obligation bonds’ Aa1 rating with a stable
outlook.
5
The rating reflected Moody’s view of Ohio’s
conservative fiscal management, high levels of internal
liquidity and moderate long-term liabilities. According to
Moody’s, Ohio’s challenges include below-average wealth
and demographic and population trends that will contribute
to relatively slower economic growth. Moody’s stable outlook reflected the state’s proactive financial management and
fully funded rainy-day fund, which will continue to support
budget flexibility.
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Ohio Tax-Free Income Fund
31
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Semiannual Report
*Does not include cash and cash equivalents.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 29.57%
Utilities 15.69%
Refunded 12.72%
Health Care 11.14%
Education 9.60%
State General Obligation 5.28%
Industrial Dev. Revenue and Pollution Control 4.75%
Transportation 4.18%
Lease 3.39%
Special Tax 2.45%
Other Revenue Bonds 0.79%
Housing 0.44%

Performance Summary as of August 31, 2021
Franklin Ohio Tax-Free Income Fund
32
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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.72% -1.13%
1-Year +2.08% -1.75%
5-Year +15.01% +2.05%
10-Year +44.38% +3.35%
Advisor
6-Month +2.77% +2.77%
1-Year +2.25% +2.25%
5-Year +16.01% +3.01%
10-Year +46.21% +3.87%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.85% 3.40% 0.86% 1.58%
Advisor 2.18% 4.01% 1.14% 2.10%
See page 33 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund's share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Ohio personal income tax rate of
45.60%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.129931
A1 $0.139949
C $0.102553
R6 $0.149287
Advisor $0.146612
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
34
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.20 $4.09 $1,021.17 $4.08 0.80%
A1 $1,000 $1,027.20 $3.34 $1,021.91 $3.33 0.65%
C $1,000 $1,023.90 $6.12 $1,019.16 $6.10 1.20%
R6 $1,000 $1,028.70 $2.61 $1,022.63 $2.60 0.51%
Advisor $1,000 $1,027.70 $2.82 $1,022.42 $2.81 0.55%

35
franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free Income Fund
This semiannual report for Franklin Oregon Tax-Free Income
Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $11.73 on February 28, 2021, to
$11.94 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 11.7108 cents per share for the reporting period.
2
The Performance Summary beginning on page 37
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.86%, based on an
annualization of August’s 1.9246 cents per share dividend
and the maximum offering price of $12.41 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Oregon personal income tax bracket of 50.70%
(including 3.80% Medicare tax) would need to earn a
distribution rate of 3.77% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the six-month period, Oregon’s economy continued
to recover, as restrictions related to the novel coronavirus loosened and the number of vaccinated individuals increased
significantly. Oregon’s economy is more export-oriented than many other states, reflecting its status as a center of high-
technology manufacturing. Oregon’s unemployment rate
began the period at 6.1% and ended at 4.9%, compared with
the 5.2% national rate.
3
Oregon’s budget is funded primarily
from personal income taxes (PIT), which are highly sensitive to economic conditions. As the state’s economy improved,
projections for PIT collections were upwardly revised,
leading to a large surplus. The state’s net tax-supported
debt was $2,004 per capita and 3.5% of personal income,
above the $1,039 and 1.9% national medians, respectively.
4
The independent credit rating agency Moody’s Investors
Service maintained Oregon’s general obligation bonds’
Aa1 rating with a stable outlook, reflecting Moody’s view
that Oregon’s budget management and strong liquidity will
support satisfactory financial flexibility. This rating reflected
Moody’s view that the state benefited from strong liquidity
and rainy-day fund balances, sound financial controls and
fundamentals for strong in-migration and above average
job growth.
5
According to Moody’s, Oregon’s challenges
include unusually high reliance on personal income taxes,
governance constraints and rapid growth in pension
liabilities.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody's Investors Service, State government - US: Medians - State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing , 6/14/21.
5. This does not indicate Moody's rating of the Fund.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Oregon Tax-Free Income Fund
36
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 26.87%
Transportation 13.18%
Health Care 12.10%
Refunded 10.63%
Education 8.43%
State General Obligation 7.78%
Utilities 6.48%
Special Tax 4.90%
Housing 4.05%
Lease 3.92%
Industrial Dev. Revenue and Pollution Control 1.48%
Other Revenue Bonds 0.18%
*Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Oregon Tax-Free Income Fund
37
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +2.79% -1.06%
1-Year +2.81% -1.04%
5-Year +13.37% +1.76%
10-Year +38.14% +2.89%
Advisor
6-Month +3.01% +3.01%
1-Year +3.07% +3.07%
5-Year +14.44% +2.73%
10-Year +40.02% +3.42%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.86% 3.77% 0.89% 1.81%
Advisor 2.20% 4.46% 1.17% 2.37%
See page 38 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.117108
A1 $0.126227
C $0.092147
R6 $0.134241
Advisor $0.132287
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
39
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,027.90 $4.06 $1,021.20 $4.05 0.80%
A1 $1,000 $1,028.80 $3.31 $1,021.95 $3.30 0.65%
C $1,000 $1,026.30 $6.09 $1,019.20 $6.06 1.19%
R6 $1,000 $1,030.30 $2.63 $1,022.62 $2.62 0.51%
Advisor $1,000 $1,030.10 $2.79 $1,022.45 $2.78 0.55%

40
franklintempleton.com
Semiannual Report
Franklin Pennsylvania Tax-Free Income Fund
This semiannual report for Franklin Pennsylvania Tax-Free
Income Fund covers the period ended August 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $9.89 on February 28, 2021, to
$10.08 on August 31, 2021. The Fund’s Class A shares paid
dividends totaling 10.6234 cents per share for the reporting period.
2
The Performance Summary beginning on page 42
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.90%, based on an
annualization of August’s 1.6602 cents per share dividend
and the maximum offering price of $10.47 on August 31,
2021. An investor in the 2021 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.38% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the six months under review, Pennsylvania’s
economy began recovery from the novel coronavirus
pandemic. Although it has a very large and diverse economic
base, the commonwealth’s economy has performed below
average for the last decade. Pennsylvania is a slowly
growing and aging state, which could negatively impact
long-term job growth, overall economic performance and
state revenue. The commonwealth’s unemployment rate
began the period at 7.4% and ended at 6.4%, compared
with the 5.2% national rate.
3
From a budgetary perspective,
Pennsylvania’s high dependence on personal income and
sales taxes was particularly affected by the pandemic. The
state has not taken on additional long-term debt to balance
its budget, but it did rely on significant federal stimulus
payments. Pennsylvania’s net tax-supported debt was
$1,448 per capita and 2.3% of personal income, above
the $1,039 and 1.9% national medians, respectively.
4
The independent credit rating agency Moody’s Investors
Service maintained the state’s general obligation bonds’
Aa3 rating with a stable outlook.
5
The rating reflected
Moody’s view of the commonwealth’s large economy and
expectation that Pennsylvania’s economy can generate the
resources necessary to work toward a structural balance.
Pennsylvania’s challenges include relatively high fixed costs and leverage and budget reserves that are weak as a share
of its budget.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service,
State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing
,
6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Pennsylvania Tax-Free Income Fund
41
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Semiannual Report
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/21
% of Total
Investments*
Local 19.66%
Health Care 19.44%
Education 16.88%
Refunded 11.50%
Transportation 10.92%
Utilities 7.66%
State General Obligation 4.60%
Lease 3.91%
Housing 3.54%
Special Tax 0.95%
Industrial Dev. Revenue and Pollution Control 0.47%
Other Revenue Bonds 0.47%
*
Does not include cash and cash equivalents.

Performance Summary as of August 31, 2021
Franklin Pennsylvania Tax-Free Income Fund
42
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
6-Month +3.00% -0.86%
1-Year +3.67% -0.22%
5-Year +12.50% +1.60%
10-Year +39.09% +2.96%
Advisor
6-Month +3.13% +3.13%
1-Year +3.93% +3.93%
5-Year +13.56% +2.58%
10-Year +40.93% +3.49%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.90% 3.38% 0.82% 1.46%
Advisor 2.24% 3.99% 1.10% 1.96%
See page 43 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
43
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor class) per share on 8/31/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/21 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/21–8/31/21)
Share Class
Net Investment
Income
A $0.106234
A1 $0.113901
C $0.085164
R6 $0.121154
Advisor $0.119020
Total Annual Operating Expenses
8
Share Class
Without Fee
Waiver
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
44
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/21
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
Ending
Account
Value 8/31/21
Expenses
Paid During
Period
3/1/21–8/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,030.00 $4.16 $1,021.11 $4.14 0.81%
A1 $1,000 $1,030.80 $3.40 $1,021.85 $3.39 0.67%
C $1,000 $1,027.50 $6.20 $1,019.09 $6.17 1.21%
R6 $1,000 $1,031.50 $2.68 $1,022.57 $2.67 0.52%
Advisor $1,000 $1,031.30 $2.89 $1,022.36 $2.87 0.56%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.92 $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.27 0.29 0.16
Net realized and unrealized gains (losses) ........................ 0.20 (0.32) 0.67 0.05
Total from investment operations ................................. 0.32 (0.05) 0.96 0.21
Less distributions from:
Net investment income ....................................... (0.13) (0.27) (0.30) (0.15)
Net asset value, end of period ................................... $11.11 $10.92 $11.24 $10.58
Total return
e
................................................ 2.90% (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
................................................. 0.80% 0.81% 0.81% 0.81%
Net investment income ........................................ 2.22% 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of period (000’s) ................................. $216,622 $173,930 $132,026 $44,516
Portfolio turnover rate ......................................... 8.54% 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.90 $11.22 $10.56 $10.58 $10.78 $11.07
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.29 0.31 0.34 0.37 0.38
Net realized and unrealized gains (losses) 0.19 (0.32) 0.67 (0.01) (0.19) (0.29)
Total from investment operations ........ 0.32 (0.03) 0.98 0.33 0.18 0.09
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.32) (0.35) (0.38) (0.38)
Net asset value, end of period .......... $11.09 $10.90 $11.22 $10.56 $10.58 $10.78
Total return
d
....................... 2.98% (0.28)% 9.42% 3.18% 1.62% 0.77%
Ratios to average net assets
e
Expenses ......................... 0.66%
f
0.66%
f
0.66%
f
0.66%
f
0.65% 0.63%
Net investment income ............... 2.39% 2.64% 2.87% 3.27% 3.39% 3.47%
Supplemental data
Net assets, end of period (000’s) ........ $576,388 $582,701 $672,061 $661,250 $737,426 $769,835
Portfolio turnover rate ................ 8.54% 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.09 $11.42 $10.75 $10.75 $10.95 $11.24
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.23 0.26 0.29 0.31 0.33
Net realized and unrealized gains (losses) 0.20 (0.33) 0.67 (—)
d
(0.20) (0.30)
Total from investment operations ........ 0.30 (0.10) 0.93 0.29 0.11 0.03
Less distributions from:
Net investment income .............. (0.10) (0.23) (0.26) (0.29) (0.31) (0.32)
Net asset value, end of period .......... $11.29 $11.09 $11.42 $10.75 $10.75 $10.95
Total return
e
....................... 2.73% (0.81)% 8.70% 2.74% 1.03% 0.19%
Ratios to average net assets
f
Expenses ......................... 1.20%
g
1.20%
g
1.21%
g
1.21%
g
1.20% 1.18%
Net investment income ............... 1.80% 2.05% 2.32% 2.72% 2.84% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $56,937 $67,713 $80,562 $77,216 $105,010 $118,381
Portfolio turnover rate ................ 8.54% 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.94 $11.26 $10.60 $10.60 $10.84
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.30 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........... 0.19 (0.32) 0.67 (—)
e
(0.24)
Total from investment operations .................... 0.33 (0.02) 1.00 0.36 (0.02)
Less distributions from:
Net investment income .......................... (0.14) (0.30) (0.34) (0.36) (0.22)
Net asset value, end of period ...................... $11.13 $10.94 $11.26 $10.60 $10.60
Total return
f
.................................... 3.04% (0.15)% 9.53% 3.48% (0.18)%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 0.53% 0.53% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.52%
h
0.53%
h,i
0.53%
h
0.53%
h
0.51%
Net investment income ........................... 2.49% 2.75% 3.00% 3.40% 3.53%
Supplemental data
Net assets, end of period (000’s) .................... $29,607 $21,450 $16,971 $12,562 $10,816
Portfolio turnover rate ............................ 8.54% 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.94 $11.26 $10.60 $10.61 $10.81 $11.10
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.30 0.32 0.36 0.38 0.40
Net realized and unrealized gains (losses) 0.19 (0.32) 0.67 (0.01) (0.19) (0.30)
Total from investment operations ........ 0.33 (0.02) 0.99 0.35 0.19 0.10
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.33) (0.36) (0.39) (0.39)
Net asset value, end of period .......... $11.13 $10.94 $11.26 $10.60 $10.61 $10.81
Total return
d
....................... 3.03% (0.18)% 9.50% 3.36% 1.72% 0.86%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.56%
f
0.56%
f
0.55% 0.53%
Net investment income ............... 2.48% 2.71% 2.97% 3.37% 3.49% 3.57%
Supplemental data
Net assets, end of period (000’s) ........ $180,474 $174,264 $124,881 $90,140 $86,795 $90,707
Portfolio turnover rate ................ 8.54% 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Arizona 94.7%
Arizona Board of Regents ,
Revenue, 2020 A, 5%, 7/01/35 ........................................ $ 1,000,000 $ 1,318,895
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/45 ............ 510,000 613,778
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/46 ............ 315,000 378,583
Arizona State University, Revenue, 2021 C, Refunding, 4%, 7/01/51 ............ 5,750,000 6,879,014
University of Arizona (The), COP, 2012 C, Pre-Refunded, 5%, 6/01/31 .......... 7,025,000 7,282,041
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,289,564
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,394,564
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 17,015,118
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 10,855,510
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,157,418
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,371,496
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,243,293
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,808,053
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,902,882
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 1,025,198
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 3,197,069
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,233,238
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 1,985,044
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,215,230
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 7,976,355
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,725,088
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 1,234,708
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 1,316,074
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 1,112,040
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 3,461,744
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 2,001,145
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 373,217
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 467,163
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 953,079
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 .......... 1,550,000 1,541,785
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 1,173,713
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 5,525,000 6,378,368
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 5,700,000 6,451,356
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 11,595,000 13,536,532
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/35 ........................................................ 1,700,000 2,254,372
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/36 ........................................................ 1,800,000 2,380,541
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/37 ........................................................ 1,900,000 2,504,301
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/38 ........................................................ 1,700,000 2,048,224

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/39 ........................................................ $ 2,000,000 $ 2,404,602
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/40 ........................................................ 1,000,000 1,198,255
a
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ 885,000 945,364
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 4,080,164
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,939,364
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,597,367
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,489,027
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,752,459
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,657,487
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,379,005
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,820,542
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,816,413
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,386,972
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,894,438
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,840,538
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,661,390
b
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 2,324,238
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,180,651
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,279,179
City of Glendale ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/29 ............ 1,000,000 1,305,623
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/30 ............ 1,030,000 1,372,219
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 716,013
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,868,171
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 774,132
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 7,135,000 8,373,881
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,283,012
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,511,115
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,262,204
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,587,990
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,675,558
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,198,622
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,519,068
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 12,605,617
Utility System, Revenue, 2020, Refunding, 4%, 7/01/34 ..................... 2,500,000 3,071,158
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 18,283,172
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 23,535,741
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,558,487
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 6,125,469
Excise Tax, Revenue, 2015 A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,603,974
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 3,550,000 4,223,566
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 3,090,412

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. $ 1,500,000 $ 1,834,590
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 10,275,574
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,806,915
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,958,801
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,580,782
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,642,294
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,416,715
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,531,321
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,247,129
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,831,317
Water System, Revenue, Junior Lien, 2014 A, Pre-Refunded, 5%, 7/01/39 ....... 10,000,000 11,363,273
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,940,627
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,468,344
Water System, Revenue, Junior Lien, 2021 A, 5%, 7/01/45 ................... 3,000,000 3,947,046
City of Tucson ,
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 788,239
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 604,479
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 13,566,234
County of Pima ,
Sewer System, COP, 2020 B, 5%, 7/01/29 ............................... 1,210,000 1,588,335
Sewer System, COP, 2020 B, 5%, 7/01/30 ............................... 1,000,000 1,337,229
Sewer System, COP, 2020 B, 5%, 7/01/31 ............................... 1,100,000 1,463,325
Glendale Industrial Development Authority ,
Midwestern University, Revenue, 2007, Refunding, 5%, 5/15/31 ............... 3,455,000 3,543,283
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,730,156
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,559,282
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
18,530,000 19,603,660
Golder Ranch Fire District , GO , 2021 , 4% , 7/01/45 ..........................
1,155,000 1,363,758
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,208,364
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,399,510
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,594,376
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,173,033
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 519,159
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 858,992
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 303,885
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 728,027
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,000,000 2,409,570
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 10,215,958
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,562,306
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,366,524
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,481,666
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,424,998
JMF-Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,888,292
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,183,750
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Refunding, 5%, 12/15/47 ........ 3,840,000 4,360,973

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the County of Pima (The), (continued)
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 12/15/32 $ 1,765,000 $ 2,033,378
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 6/15/37 2,240,000 2,567,104
a
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/46 .... 11,295,000 13,386,557
a
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 12,774,510
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 5,009,031
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,542,875
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,769,647
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,697,248
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,488,243
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 116,834
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 102,472
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 111,250
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 90,045
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 97,854
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 136,611
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 125,787
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 490,193
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 390,956
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 654,898
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,216,616
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 11,053,193
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,809,568
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 3,860,000 4,369,618
Christian Care Obligated Group, Revenue, 2016 C, Refunding, 5%, 1/01/40 ...... 9,740,000 10,979,161
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 16,241,371
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,967,684
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,186,196
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,165,474
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,263,440
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,106,129
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 5,046,083
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,948,277
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 1,600,000 1,693,603
HonorHealth Obligated Group, Revenue, 2021 A, 4%, 9/01/51 ................ 3,275,000 3,857,467
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,780,588
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,281,848
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,751,346
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,966,262
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,260,289
c
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,275,007
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011 A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,508,414
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,529,670

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Unified School District No. 11-Peoria, (continued)
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... $ 1,000,000 $ 1,227,121
Maricopa County Unified School District No. 48 Scottsdale ,
GO, 2021 D, 3%, 7/01/35 ............................................ 5,625,000 6,377,312
GO, 2021 D, 3%, 7/01/37 ............................................ 1,350,000 1,520,671
Maricopa County Unified School District No. 69 Paradise Valley ,
GO, 2020 Second, 4%, 7/01/32 ....................................... 250,000 303,904
GO, 2020 Second, 4%, 7/01/38 ....................................... 1,060,000 1,274,057
GO, 2021 E, 3%, 7/01/38 ............................................ 700,000 786,459
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 590,757
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,411,788
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,390,695
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,377,234
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,187,344
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,214,263
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,571,817
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,185,659
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 5,060,299
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,054,785
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,143,134
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,740,384
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,937,084
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,248,316
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,404,761
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,904,686
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 3,025,365
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,264,246
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,417,326
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,659,591
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,762,745
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,365,938
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,085,604
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,905,100
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,380,061
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,407,138
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 7,073,417
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,115,406
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,553,066
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,485,429
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,499,869
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,093,348
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,142,335
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,802,919
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 10,338,709

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
University Medical Center Corp. , Banner-University Medical Center Tucson Campus
LLC , Revenue , 2013 , Pre-Refunded , 5.625% , 7/01/36 ...................... $ 5,000,000 $ 5,496,339
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,760,447
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,261,316
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,273,404
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,145,729
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,520,500
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 13,308,978
1,003,820,195
U.S. Territories 3.1%
Guam 1.2%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 7,194,946
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,876,264
13,071,210
Puerto Rico 1.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 4,033,229
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 846,152
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 907,897
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,247,460
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 3,269,322
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,501,498
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,630,547
19,436,105
Total U.S. Territories .................................................................... 32,507,315
Total Municipal Bonds (Cost $956,010,623) .....................................
1,036,327,510
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
Arizona 2.4%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.01% , 1/01/46 ............... 6,555,000 6,555,000
d
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 18,400,000 18,400,000
24,955,000
Total Municipal Bonds (Cost $24,955,000) ......................................
24,955,000
Total Short Term Investments (Cost $24,955,000 ) ................................
24,955,000
a
Total Investments (Cost $980,965,623) 100.2% ..................................
$1,061,282,510
Other Assets, less Liabilities (0.2)% ...........................................
(1,254,520)
Net Assets 100.0% ...........................................................
$1,060,027,990
See Abbreviations on page 165 .

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
a
Security purchased on a when-issued basis. See Note 1(b).
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.69 $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
...................................... 0.13 0.28 0.31 0.17
Net realized and unrealized gains (losses) ........................ 0.21 (0.27) 0.66 0.04
Total from investment operations ................................. 0.34 0.01 0.97 0.21
Less distributions from:
Net investment income ....................................... (0.13) (0.28) (0.33) (0.17)
Net asset value, end of period ................................... $11.90 $11.69 $11.96 $11.32
Total return
e
................................................ 2.88% 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
................................................. 0.83% 0.83% 0.84% 0.84%
Net investment income ........................................ 2.09% 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of period (000’s) ................................. $143,194 $119,598 $87,684 $35,153
Portfolio turnover rate ......................................... 6.84% 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.68 $11.96 $11.31 $11.32 $11.66 $11.94
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.30 0.33 0.37 0.37 0.44
Net realized and unrealized gains (losses) 0.23 (0.29) 0.67 (0.01) (0.32) (0.28)
Total from investment operations ........ 0.36 0.01 1.00 0.36 0.05 0.16
Less distributions from:
Net investment income .............. (0.14) (0.29) (0.35) (0.37) (0.39) (0.44)
Net asset value, end of period .......... $11.90 $11.68 $11.96 $11.31 $11.32 $11.66
Total return
d
....................... 3.05% 0.13% 8.95% 3.28% 0.38% 1.31%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.68%
f
0.69%
f
0.69%
f
0.68%
g
0.65%
Net investment income ............... 2.25% 2.57% 2.87% 3.29% 3.23% 3.67%
Supplemental data
Net assets, end of period (000’s) ........ $416,714 $422,411 $477,155 $462,925 $521,249 $553,317
Portfolio turnover rate ................ 6.84% 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.83 $12.11 $11.45 $11.46 $11.79 $12.07
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.24 0.27 0.31 0.32 0.38
Net realized and unrealized gains (losses) 0.21 (0.29) 0.68 (0.01) (0.33) (0.29)
Total from investment operations ........ 0.31 (0.05) 0.95 0.30 (0.01) 0.09
Less distributions from:
Net investment income .............. (0.10) (0.23) (0.29) (0.31) (0.32) (0.37)
Net asset value, end of period .......... $12.04 $11.83 $12.11 $11.45 $11.46 $11.79
Total return
d
....................... 2.64% (0.41)% 8.36% 2.67% (0.10)% 0.73%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.24%
f
1.24%
f
1.23%
g
1.20%
Net investment income ............... 1.68% 2.01% 2.32% 2.74% 2.68% 3.12%
Supplemental data
Net assets, end of period (000’s) ........ $40,529 $50,968 $66,329 $69,045 $99,811 $115,472
Portfolio turnover rate ................ 6.84% 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
60
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.69 $11.97 $11.32 $11.33 $11.64
Income from investment operations
c
:
Net investment income
d
......................... 0.14 0.32 0.35 0.39 0.23
Net realized and unrealized gains (losses) ........... 0.21 (0.29) 0.66 (0.01) (0.32)
Total from investment operations .................... 0.35 0.03 1.01 0.38 (0.09)
Less distributions from:
Net investment income .......................... (0.14) (0.31) (0.36) (0.39) (0.22)
Net asset value, end of period ...................... $11.90 $11.69 $11.97 $11.32 $11.33
Total return
e
................................... 3.04% 0.27% 9.09% 3.40% (0.79)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.56% 0.58% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.54%
g
0.54%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................... 2.38% 2.68% 3.01% 3.43% 3.37%
Supplemental data
Net assets, end of period (000’s) .................... $22,758 $19,296 $14,297 $8,396 $7,678
Portfolio turnover rate ............................ 6.84% 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
61
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.68 $11.96 $11.31 $11.32 $11.66 $11.94
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.31 0.35 0.38 0.39 0.45
Net realized and unrealized gains (losses) 0.22 (0.28) 0.66 (—)
d
(0.33) (0.28)
Total from investment operations ........ 0.36 0.03 1.01 0.38 0.06 0.17
Less distributions from:
Net investment income .............. (0.14) (0.31) (0.36) (0.39) (0.40) (0.45)
Net asset value, end of period .......... $11.90 $11.68 $11.96 $11.31 $11.32 $11.66
Total return
e
....................... 3.10% 0.23% 9.06% 3.38% 0.48% 1.41%
Ratios to average net assets
f
Expenses ......................... 0.58%
g
0.58%
g
0.59%
g
0.59%
g
0.58%
h
0.55%
Net investment income ............... 2.34% 2.66% 2.97% 3.39% 3.33% 3.77%
Supplemental data
Net assets, end of period (000’s) ........ $145,634 $132,696 $115,924 $92,530 $79,093 $73,538
Portfolio turnover rate ................ 6.84% 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.8%
Colorado 92.1%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 8,825,691
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 6,071,012
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 381,690
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 649,970
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,764,618
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,542,692
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,410,938
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 17,036,902
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,213,264
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,581,230
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,277,897
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 2,675,000 2,867,698
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 2,460,000 2,639,137
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,634,342
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,426,697
Revenue, 2016 B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,202,126
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,156,318
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 5,036,135
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,737,618
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 12,194,680
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,754,550
a
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 1,440,000 1,591,894
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,354,706
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,738,149
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,485,016
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,204,105
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,371,272
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,922,631
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,880,337
Revenue, 2021 A, 4%, 8/01/33 ........................................ 1,250,000 1,560,848
Revenue, 2021 A, 4%, 8/01/34 ........................................ 1,000,000 1,243,860
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,489,319
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,249,778
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,514,313
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,888,654
City of Aurora ,
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/41 ................ 3,000,000 3,659,367
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/46 ................ 5,000,000 6,098,945
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,386,818
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,651,522
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,525,481
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 3,114,922
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 7,275,816
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,183,520
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,857,006

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
$ 4,000,000 $ 4,756,775
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 16,679,242
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,806,157
COP, 2021, 4%, 12/01/45 ............................................ 1,000,000 1,188,591
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,774,634
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,461,381
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,298,746
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 481,824
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 168,130
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 410,589
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 604,968
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,562,092
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 3,822,940
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 6,791,506
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 851,099
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,777,146
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 432,899
Windsor Charter Academy, Revenue, 2020, Refunding, 4%, 9/01/50 ............ 2,400,000 2,788,651
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 3,362,399
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 6,449,210
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,857,884
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 996,817
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 824,658
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 974,117
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 843,881
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,512,778
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,706,135
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,927,264
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,781,211
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,509,360
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 8,688,729
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,723,981
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,621,877
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 8,067,011
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,875,341
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,549,262
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,591,474
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,092,577
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,379,023
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,696,717

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ $ 2,750,000 $ 3,228,993
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,439,339
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,772,948
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 7,285,560
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 1,189,238
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 13,187,532
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,351,530
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,285,301
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,138,739
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,919,394
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,069,584
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,068,325
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,705,181
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,250,763
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,948,942
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 116,164
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 3,039,039
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,696,774
Colorado Water Resources & Power Development Authority , Revenue , 2013 A , AGMC
Insured , 5% , 9/01/38 ............................................... 1,210,000 1,263,246
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,159,339
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,153,123
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,409,566
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,584,721
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 15,003,956
GO, 2021, 4%, 12/01/45 ............................................. 5,000,000 5,990,074
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 11,310,479
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,333,966
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,990,179
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,287,220
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,792,347
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 4,198,232
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 362,259
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,609,681
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,708,702
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
1,000,000 1,192,162
El Paso County School District No. 49 Falcon , COP , 2021 , 4% , 12/15/46 ..........
5,000,000 5,896,712
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 614,833
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,030,755

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
$ 5,000,000 $ 6,315,795
Little Thompson Water District , Revenue , 2020 , 4% , 12/01/50 ..................
1,200,000 1,428,176
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,658,392
Morgan County Quality Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/50
1,200,000 1,408,049
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,158,547
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,711,386
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,446,125
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,857,317
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 8,006,699
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,487,536
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 8,002,910
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 573,984
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 15,461,448
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,868,905
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 671,855
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,208,378
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 901,129
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 835,472
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 11,951,521
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 13,043,316
Sales Tax, Revenue, 2021 B, Refunding, 5%, 11/01/29 ...................... 5,000,000 6,619,921
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,176,656
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,186,192
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
500,000 543,619
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,573,621
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,368,164
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,070,174
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,811,941
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,200,900
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,570,938
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,519,039
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,331,726
University of Colorado, COP, 2013 A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,405,125
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,344,448
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 551,125
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,397,822
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,321,142
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/31 ................ 1,800,000 1,952,603
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 2,001,418
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 3,010,263
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,650,619
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,151,412
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,139,426

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
University of Colorado ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/38 ............................ $ 5,655,000 $ 6,651,567
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,126,791
Revenue, 2019 B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,232,834
Revenue, 2019 B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,096,887
Upper Eagle Regional Water Authority , Revenue , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 2,500,000 2,991,861
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 443,840
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 554,178
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,262,265
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,146,144
Weld County School District No. Re-5J , GO , 2021 , 4% , 12/01/45 ................
5,000,000 5,990,074
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 775,947
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 609,455
Woodmoor Water & Sanitation District No. 1 , Water & Wastewater , Revenue , 2011 , 5% ,
12/01/36 ........................................................ 5,000,000 5,056,989
707,761,524
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 3,565,923
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,459,265
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 848,279
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 648,241
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 584,693
GO, 2021 A, 4%, 3/01/41 ............................................ 560,000 651,117
7,757,518
New York 0.7%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 4,000,000 4,625,259
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 1,000,000 1,167,887
5,793,146
U.S. Territories 1.0%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,839,098
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,308,074
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,379
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,956,906
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,705,835
6,060,194
Total U.S. Territories .................................................................... 7,899,292
Total Municipal Bonds (Cost $670,475,034) .....................................
729,211,480
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
67
s
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Colorado 0.2%
b
City & County of Denver ,
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. $ 1,000,000 $ 1,000,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/31 ................................................. 700,000 700,000
1,700,000
Total Municipal Bonds (Cost $1,700,000) .......................................
1,700,000
Total Short Term Investments (Cost $1,700,000 ) .................................
1,700,000
a
Total Investments (Cost $672,175,034) 95.0% ...................................
$730,911,480
Other Assets, less Liabilities 5.0% .............................................
37,917,703
Net Assets 100.0% ...........................................................
$768,829,183
See Abbreviations on page 165 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the value of this security was
$1,591,894, representing 0.2% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
68
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $10.17 $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.26 0.29 0.14
Net realized and unrealized gains (losses) ........................ 0.11 (0.22) 0.36 0.04
Total from investment operations ................................. 0.22 0.04 0.65 0.18
Less distributions from:
Net investment income ....................................... (0.11) (0.26) (0.31) (0.14)
Net asset value, end of period ................................... $10.28 $10.17 $10.39 $10.05
Total return
e
................................................ 2.14% 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses
g
................................................. 0.96% 0.94% 0.93% 0.92%
Net investment income ........................................ 2.03% 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of period (000’s) ................................. $36,927 $28,498 $21,670 $13,765
Portfolio turnover rate ......................................... 15.08% 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
69
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.16 $10.38 $10.04 $10.08 $10.42 $10.69
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.28 0.30 0.31 0.32 0.37
Net realized and unrealized gains (losses) 0.12 (0.22) 0.36 (0.03) (0.32) (0.28)
Total from investment operations ........ 0.23 0.06 0.66 0.28 — 0.09
Less distributions from:
Net investment income .............. (0.12) (0.28) (0.32) (0.32) (0.34) (0.36)
Net asset value, end of period .......... $10.27 $10.16 $10.38 $10.04 $10.08 $10.42
Total return
d
....................... 2.22% 0.57% 6.70% 2.86% 0.03% 0.82%
Ratios to average net assets
e
Expenses ......................... 0.81%
f
0.79%
f
0.78%
f
0.77%
f
0.74% 0.71%
Net investment income ............... 2.20% 2.76% 2.98% 3.13% 3.15% 3.42%
Supplemental data
Net assets, end of period (000’s) ........ $133,506 $135,916 $150,081 $160,148 $187,638 $222,705
Portfolio turnover rate ................ 15.08% 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
70
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.24 $10.46 $10.13 $10.16 $10.50 $10.77
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.23 0.25 0.26 0.27 0.31
Net realized and unrealized gains (losses) 0.12 (0.23) 0.35 (0.02) (0.32) (0.28)
Total from investment operations ........ 0.21 — 0.60 0.24 (0.05) 0.03
Less distributions from:
Net investment income .............. (0.09) (0.22) (0.27) (0.27) (0.29) (0.30)
Net asset value, end of period .......... $10.36 $10.24 $10.46 $10.13 $10.16 $10.50
Total return
d
....................... 2.01% 0.02% 5.98% 2.37% (0.52)% 0.25%
Ratios to average net assets
e
Expenses ......................... 1.36%
f
1.34%
f
1.33%
f
1.32%
f
1.29% 1.26%
Net investment income ............... 1.65% 2.21% 2.43% 2.58% 2.60% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $8,429 $13,302 $20,421 $26,076 $45,183 $61,813
Portfolio turnover rate ................ 15.08% 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
71
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $10.16 $10.38 $10.04 $10.08 $10.30
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.29 0.32 0.33 0.20
Net realized and unrealized gains (losses) ........... 0.11 (0.22) 0.36 (0.03) (0.22)
Total from investment operations .................... 0.23 0.07 0.68 0.30 (0.02)
Less distributions from:
Net investment income .......................... (0.12) (0.29) (0.34) (0.34) (0.20)
Net asset value, end of period ...................... $10.27 $10.16 $10.38 $10.04 $10.08
Total return
e
................................... 2.30% 0.71% 6.85% 2.99% (0.19)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.67% 0.70% 0.70% 0.65% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.67%
g,h
0.66%
g
0.64%
g
0.63%
g
0.60%
Net investment income ........................... 2.32% 2.79% 3.12% 3.27% 3.29%
Supplemental data
Net assets, end of period (000’s) .................... $1,912 $1,385 $299 $147 $324
Portfolio turnover rate ............................ 15.08% 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
72
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.15 $10.37 $10.04 $10.08 $10.42 $10.68
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.29 0.31 0.32 0.33 0.38
Net realized and unrealized gains (losses) 0.12 (0.22) 0.35 (0.03) (0.32) (0.27)
Total from investment operations ........ 0.24 0.07 0.66 0.29 0.01 0.11
Less distributions from:
Net investment income .............. (0.12) (0.29) (0.33) (0.33) (0.35) (0.37)
Net asset value, end of period .......... $10.27 $10.15 $10.37 $10.04 $10.08 $10.42
Total return
d
....................... 2.37% 0.67% 6.71% 2.96% 0.13% 1.01%
Ratios to average net assets
e
Expenses ......................... 0.71%
f
0.69%
f
0.68%
f
0.67%
f
0.64% 0.61%
Net investment income ............... 2.30% 2.85% 3.08% 3.23% 3.25% 3.52%
Supplemental data
Net assets, end of period (000’s) ........ $21,509 $20,968 $20,024 $19,351 $20,855 $26,253
Portfolio turnover rate ................ 15.08% 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31, 2020
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Connecticut 96.1%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 212,127
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 123,492
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 123,033
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 555,699
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 906,890
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 437,176
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 667,263
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,199,930
City of New Haven , GO , 2002 C , NATL Insured , ETM, 5% , 11/01/22 .............
25,000 25,100
City of Stamford ,
GO, 2021 A, Refunding, 2%, 8/15/34 ................................... 2,205,000 2,276,660
Water Pollution Control System & Facility, Revenue, 2013 A, 5.25%, 8/15/43 ..... 1,000,000 1,092,365
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,412,181
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 5,272,885
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 2,097,260
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 1,009,952
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 1,000,000 1,018,040
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013 A , 5% , 1/01/38 ..
3,000,000 3,172,173
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 419,639
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 376,281
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 580,756
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 723,720
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 379,000
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 456,009
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,024,038
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,576,506
Connecticut State University System, Revenue, N, Pre-Refunded, 5%, 11/01/29 ... 5,060,000 5,584,154
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,745,354
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,537,812
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,161,486
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 7,279,425
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,291,629
Sacred Heart University, Inc., Revenue, 2012 H, Pre-Refunded, AGMC Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,383,132
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,200,416
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,382,982
Stamford Hospital Obligated Group (The), Revenue, J, Refunding, 5%, 7/01/42 ... 5,000,000 5,196,912
a
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,971,689
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/41 ................. 2,430,000 2,641,198
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 2,376,579
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,976,028
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,934,638
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/46 .......... 2,000,000 2,396,508
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 2,000,000 2,389,272
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,413,566
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,770,493
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,191,095
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 2,522,607

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012 A ,
5% , 1/01/42 ...................................................... $ 5,000,000 $ 5,070,264
Metropolitan District (The) , Revenue , 2014 A , 5% , 11/01/42 ....................
5,000,000 5,607,786
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/39 .......................... 1,500,000 1,710,026
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,841,128
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 2,069,208
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 6,006,736
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,698,449
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 723,309
GO, 2021 A, 3%, 1/15/37 ............................................ 1,450,000 1,610,203
GO, 2021 B, 3%, 6/01/39 ............................................ 2,850,000 3,147,570
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,472,998
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,203,699
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,239,378
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 649,774
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,200,083
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,330,587
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,711,902
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,781,365
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,155,141
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,655,783
Clean Water Fund - State Revolving Fund, Revenue, 2019 A, 4%, 2/01/37 ....... 1,500,000 1,794,937
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 410,127
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 587,346
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 274,804
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 338,892
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 325,532
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,162,870
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,318,458
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 359,674
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 357,675
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 355,950
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,348,050
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 7,137,089
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,218,590
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,200,585
Revenue, 2020 A, 5%, 2/15/39 ........................................ 1,000,000 1,280,018
Revenue, 2020 A, 5%, 2/15/40 ........................................ 1,000,000 1,277,354
Revenue, 2020 A, 5%, 2/15/41 ........................................ 995,000 1,267,727
194,386,217
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 1,152,870
New Jersey 0.5%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 359,267
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 119,346
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 230,000 241,863

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
75
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... $ 250,000 $ 301,857
1,022,333
Texas 0.4%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 807,473
U.S. Territories 1.9%
Puerto Rico 1.9%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,250,380
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,734,264
3,984,644
Total U.S. Territories .................................................................... 3,984,644
Total Municipal Bonds (Cost $190,330,822) .....................................
201,353,537
a a a a
a
Total Investments (Cost $190,330,822) 99.5% ...................................
$201,353,537
Other Assets, less Liabilities 0.5% .............................................
930,636
Net Assets 100.0% ...........................................................
$202,284,173
See Abbreviations on page 165 .
a
Security purchased on a when-issued basis. See Note 1(b).

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
76
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.84 $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
...................................... 0.13 0.28 0.29 0.15
Net realized and unrealized gains (losses) ........................ 0.13 (0.19) 0.74 0.12
Total from investment operations ................................. 0.26 0.09 1.03 0.27
Less distributions from:
Net investment income ....................................... (0.13) (0.28) (0.31) (0.15)
Net asset value, end of period ................................... $11.97 $11.84 $12.03 $11.31
Total return
e
................................................ 2.22% 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
................................................. 0.82% 0.82% 0.82% 0.83%
Net investment income ........................................ 2.16% 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of period (000’s) ................................. $132,375 $107,468 $74,740 $33,739
Portfolio turnover rate ......................................... 12.04% 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
77
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.82 $12.02 $11.30 $11.25 $11.52 $11.78
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.30 0.31 0.34 0.36 0.40
Net realized and unrealized gains (losses) 0.13 (0.20) 0.73 0.06 (0.26) (0.25)
Total from investment operations ........ 0.27 0.10 1.04 0.40 0.10 0.15
Less distributions from:
Net investment income .............. (0.14) (0.30) (0.32) (0.35) (0.37) (0.41)
Net asset value, end of period .......... $11.95 $11.82 $12.02 $11.30 $11.25 $11.52
Total return
d
....................... 2.30% 0.82% 9.36% 3.59% 0.85% 1.24%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.67%
f
0.68%
f
0.67% 0.65%
Net investment income ............... 2.32% 2.51% 2.66% 3.01% 3.11% 3.43%
Supplemental data
Net assets, end of period (000’s) ........ $676,783 $688,038 $731,568 $727,705 $797,935 $861,662
Portfolio turnover rate ................ 12.04% 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
78
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.02 $12.21 $11.48 $11.43 $11.69 $11.95
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.23 0.25 0.28 0.30 0.35
Net realized and unrealized gains (losses) 0.13 (0.19) 0.74 0.05 (0.26) (0.27)
Total from investment operations ........ 0.24 0.04 0.99 0.33 0.04 0.08
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.26) (0.28) (0.30) (0.34)
Net asset value, end of period .......... $12.15 $12.02 $12.21 $11.48 $11.43 $11.69
Total return
d
....................... 1.98% 0.35% 8.74% 2.96% 0.36% 0.66%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.22%
f
1.22%
f
1.23%
f
1.22% 1.20%
Net investment income ............... 1.74% 1.93% 2.11% 2.46% 2.56% 2.88%
Supplemental data
Net assets, end of period (000’s) ........ $47,480 $60,847 $78,321 $80,062 $124,683 $142,248
Portfolio turnover rate ................ 12.04% 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
79
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.87 $12.07 $11.35 $11.29 $11.53
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........... 0.13 (0.20) 0.73 0.07 (0.24)
Total from investment operations .................... 0.28 0.11 1.06 0.42 (0.02)
Less distributions from:
Net investment income .......................... (0.15) (0.31) (0.34) (0.36) (0.22)
Net asset value, end of period ...................... $12.00 $11.87 $12.07 $11.35 $11.29
Total return
e
................................... 2.37% 0.96% 9.48% 3.79% (0.21)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.57% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.53%
g
0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ........................... 2.43% 2.62% 2.80% 3.15% 3.25%
Supplemental data
Net assets, end of period (000’s) .................... $10,839 $6,228 $4,153 $3,042 $2,510
Portfolio turnover rate ............................ 12.04% 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
80
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.86 $12.06 $11.34 $11.29 $11.55 $11.81
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.31 0.32 0.35 0.37 0.42
Net realized and unrealized gains (losses) 0.13 (0.20) 0.74 0.06 (0.25) (0.26)
Total from investment operations ........ 0.28 0.11 1.06 0.41 0.12 0.16
Less distributions from:
Net investment income .............. (0.15) (0.31) (0.34) (0.36) (0.38) (0.42)
Net asset value, end of period .......... $11.99 $11.86 $12.06 $11.34 $11.29 $11.55
Total return
d
....................... 2.35% 0.92% 9.44% 3.67% 1.03% 1.33%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.57%
f
0.57%
f
0.58%
f
0.57% 0.55%
Net investment income ............... 2.41% 2.59% 2.76% 3.11% 3.21% 3.53%
Supplemental data
Net assets, end of period (000’s) ........ $112,109 $102,001 $79,717 $63,190 $53,587 $67,672
Portfolio turnover rate ................ 12.04% 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Alabama 0.5%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 3,500,000 $ 4,327,990
Illinois 1.4%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/47 . 2,500,000 2,853,182
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 5,943,204
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,962
GO, 2020 B, 4%, 10/01/33 ........................................... 1,300,000 1,540,630
GO, 2021 A, 4%, 3/01/40 ............................................ 1,860,000 2,168,897
13,737,875
Michigan 93.0%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,436,694
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,225,242
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,346,400
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 792,500
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,800,789
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,614,765
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,774,077
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,705,098
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,936,883
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,210,215
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,151,536
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,186,329
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,795,855
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,247,553
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 1,417,222
Revenue, 2021, Refunding, 4%, 10/01/51 ................................ 1,250,000 1,482,156
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 570,742
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,206,615
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,828,943
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,555,109
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,099
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,121
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/33 ........... 1,125,000 1,250,491
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/34 ........... 1,000,000 1,111,548
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/35 ........... 1,500,000 1,667,322
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 880,000 978,162
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/44 ........... 2,000,000 2,223,096
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,479,334
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,278,202
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,210,905
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 6,020,171
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,900,403
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 4,013,597
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,559,101
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,930,764
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,816,358
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,408,069

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ $ 2,425,000 $ 3,072,319
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,783,863
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,579,407
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,541,765
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,612,336
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,045,901
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
10,000,000 12,384,417
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 620,993
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,005,464
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,231,456
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,228,278
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,225,409
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 637,884
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,988,417
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,856,278
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,650,229
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,833,125
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,338,424
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,222,312
Elk Rapids Schools , GO , 2021 I , 4% , 5/01/50 ..............................
3,075,000 3,689,935
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,169,681
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,334,578
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,690,776
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,369,016
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,482,814
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,160,147
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,644,587
Grand Ledge Public Schools , GO , 2021 II , 5% , 5/01/47 .......................
5,220,000 6,771,889
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,243,442
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,799,802
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,356,837
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 2,005,301
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 10,648,479
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,097,123
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,118,245
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,220,562
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 872,486
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,163,315
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,337,356
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,353,876
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,525,074
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,418,761
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,366,888
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,149,201

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
83
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Principal
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a
Value
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Municipal Bonds
(continued)
Michigan (continued)
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
$ 5,000,000 $ 6,092,286
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,173,945
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,167,441
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,895,514
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,043,797
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,030,774
Kelloggsville Public Schools ,
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/33 ...................... 1,045,000 1,222,994
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ...................... 1,150,000 1,345,878
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/38 ...................... 3,815,000 4,464,805
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/45 ....... 750,000 837,222
b
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 1,000,000 1,114,614
b
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 2,250,000 2,448,783
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,439,821
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,437,377
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,437,227
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,321,889
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,113,689
L'Anse Creuse Public Schools ,
GO, 2015, Pre-Refunded, 5%, 5/01/28 .................................. 5,230,000 6,120,820
GO, 2015, Pre-Refunded, 5%, 5/01/30 .................................. 5,560,000 6,507,029
GO, 2015, Pre-Refunded, 5%, 5/01/32 .................................. 5,890,000 6,893,237
GO, 2015, Pre-Refunded, 5%, 5/01/34 .................................. 6,220,000 7,279,446
GO, 2015, Pre-Refunded, 5%, 5/01/35 .................................. 2,840,000 3,323,734
Lansing Board of Water & Light ,
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,536,262
Revenue, 2021 A, 5%, 7/01/51 ........................................ 8,000,000 10,464,601
Lansing Community College ,
GO, 2012, 5%, 5/01/32 ............................................. 690,000 711,983
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,496,114
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,773,568
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,518,706
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,602,078
Livonia Public Schools , GO , 2013 I , Pre-Refunded , AGMC Insured , 5% , 5/01/38 ....
6,000,000 6,484,444
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 9,125,772
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,288,407
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,170,329
GO, 2015 I, Pre-Refunded, 5%, 5/01/31 ................................. 1,915,000 2,241,180
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. 1,110,000 1,299,065
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,721,015
GO, 2015 I, Pre-Refunded, 5%, 5/01/39 ................................. 3,375,000 3,949,860
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 862,361
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 905,575
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,319,937
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,561,272

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
84
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Principal
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a
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a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... $ 12,000,000 $ 12,628,096
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,107,056
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,410,809
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 2,021,913
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 934,985
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,496,079
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,206,171
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 10,207,290
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,673,166
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 11,000,000 12,873,253
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,299,787
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 5,101,932
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 26,373,059
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,998,886
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 467,351
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 658,284
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 743,468
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 782,233
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 745,585
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,308,185
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,403,406
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,582,423
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,413,638
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 20,008,316
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,750,000 3,365,236
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 350,083
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 23,476,338
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,478,175
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,504,507
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,441,279
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,684,632
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,173,126
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,934,012
Revenue, 2021, 4%, 10/15/46 ........................................ 5,000,000 6,010,709
Revenue, 2021, 3%, 10/15/51 ........................................ 2,500,000 2,715,917
Revenue, 2021, 4%, 10/15/56 ........................................ 2,500,000 2,968,445
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/32 ............. 5,000,000 5,926,088
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 6,347,088
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 12,002,030
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 6,012,261
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,138,394
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,366,213
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,707,740

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
85
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Principal
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Value
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Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority, (continued)
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ $ 2,250,000 $ 2,327,546
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 15,862,929
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,541,552
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,352,688
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 2,923,993
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 5,031,910
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 5,011,778
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 9,816,328
Michigan Strategic Fund , State of Michigan Department of Transportation , Revenue ,
2018 , 5% , 12/31/43 ................................................ 7,000,000 8,485,943
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,782,600
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,793,070
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,198,809
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,399,116
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,109,089
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,423,824
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,106,981
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,309,913
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,443,939
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,336,927
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 3,342,802
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/27 .................................. 1,370,000 1,603,351
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,557,800
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,862,085
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,895,933
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,854,971
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/27 .... 3,350,000 3,741,186
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/28 .... 2,500,000 2,790,599
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/39 .... 17,500,000 19,432,158
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,106,736
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,611,206
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,489,502
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,294,287
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,518,890
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 406,467
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,824,121
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,945,403
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
12,000,000 14,253,085
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 6,026,307
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 13,898,111
c
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 498,509
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 565,889
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 1,224,566

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
86
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Principal
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Municipal Bonds
(continued)
Michigan (continued)
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. $ 2,000,000 $ 2,366,624
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,289,969
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,342,422
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 6,062,383
Wayne County Airport Authority ,
Revenue, 2021 A, 5%, 12/01/46 ....................................... 8,000,000 10,450,766
Revenue, 2021 B, 5%, 12/01/46 ....................................... 2,000,000 2,582,260
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,269,416
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 9,717,539
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,714,929
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 5,504,147
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 11,459,374
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/27 .............................. 2,160,000 2,499,689
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,887,578
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,307,377
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,877,293
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,795,431
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,301,834
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,321,036
Woodhaven-Brownstown School District , GO , 2021 , 3% , 5/01/51 ................
6,675,000 7,131,227
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,776,840
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,319,504
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,344,656
911,153,602
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 567,413
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 2,000,000 2,577,060
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 630,948
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 2,065,000 2,727,222
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,273,929
7,776,572
New York 1.1%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 6,000,000 6,937,889
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 3,000,000 3,457,092
10,394,981
Tennessee 0.1%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,000,000 1,336,246
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 344,152
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 316,057
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 569,372
1,229,581
U.S. Territories 2.1%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 2,145,614

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
87
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.9%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ $ 7,420,000 $ 8,307,364
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 564,101
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,395,769
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,709,484
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,111,194
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,900,000 4,479,971
18,567,883
Total U.S. Territories .................................................................... 20,713,497
Total Municipal Bonds (Cost $899,512,353) .....................................
970,670,344
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Michigan 0.1%
d
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.01% , 12/01/33 .................................. 1,000,000 1,000,000
Total Municipal Bonds (Cost $1,000,000) .......................................
1,000,000
Total Short Term Investments (Cost $1,000,000 ) .................................
1,000,000
a
Total Investments (Cost $900,512,353) 99.2% ...................................
$971,670,344
Other Assets, less Liabilities 0.8% .............................................
7,915,341
Net Assets 100.0% ...........................................................
$979,585,685
See Abbreviations on page 165 .
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
88
0
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.62 $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.25 0.30 0.16
Net realized and unrealized gains (losses) ........................ 0.15 (0.20) 0.72 0.13
Total from investment operations ................................. 0.26 0.05 1.02 0.29
Less distributions from:
Net investment income ....................................... (0.11) (0.25) (0.30) (0.16)
Net asset value, end of period ................................... $12.77 $12.62 $12.82 $12.10
Total return
e
................................................ 2.10% 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
................................................. 0.83% 0.83% 0.83% 0.83%
Net investment income ........................................ 1.76% 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of period (000’s) ................................. $201,657 $160,623 $96,802 $39,129
Portfolio turnover rate ......................................... 6.39% 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
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89
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.61 $12.82 $12.09 $12.07 $12.27 $12.63
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.27 0.32 0.35 0.35 0.37
Net realized and unrealized gains (losses) 0.15 (0.21) 0.73 0.02 (0.20) (0.35)
Total from investment operations ........ 0.27 0.06 1.05 0.37 0.15 0.02
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.32) (0.35) (0.35) (0.38)
Net asset value, end of period .......... $12.76 $12.61 $12.82 $12.09 $12.07 $12.27
Total return
d
....................... 2.18% 0.45% 8.82% 3.16% 1.23% 0.11%
Ratios to average net assets
e
Expenses ......................... 0.68%
f
0.68%
f
0.68%
f
0.68%
f
0.66% 0.65%
Net investment income ............... 1.92% 2.13% 2.57% 2.96% 2.87% 2.99%
Supplemental data
Net assets, end of period (000’s) ........ $586,211 $583,105 $606,559 $588,878 $657,415 $695,040
Portfolio turnover rate ................ 6.39% 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
90
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.76 $12.97 $12.23 $12.21 $12.40 $12.76
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.20 0.25 0.29 0.29 0.31
Net realized and unrealized gains (losses) 0.15 (0.21) 0.75 0.02 (0.20) (0.37)
Total from investment operations ........ 0.24 (0.01) 1.00 0.31 0.09 (0.06)
Less distributions from:
Net investment income .............. (0.09) (0.20) (0.26) (0.29) (0.28) (0.30)
Net asset value, end of period .......... $12.91 $12.76 $12.97 $12.23 $12.21 $12.40
Total return
d
....................... 1.87% (0.10)% 8.23% 2.56% 0.74% (0.45)%
Ratios to average net assets
e
Expenses ......................... 1.23%
f
1.23%
f
1.23%
f
1.23%
f
1.21% 1.20%
Net investment income ............... 1.34% 1.57% 2.02% 2.41% 2.32% 2.44%
Supplemental data
Net assets, end of period (000’s) ........ $91,208 $109,387 $138,417 $148,269 $203,925 $223,444
Portfolio turnover rate ................ 6.39% 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
91
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.64 $12.84 $12.11 $12.09 $12.40
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.29 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........... 0.15 (0.20) 0.73 0.02 (0.32)
Total from investment operations .................... 0.28 0.09 1.07 0.39 (0.10)
Less distributions from:
Net investment income .......................... (0.13) (0.29) (0.34) (0.37) (0.21)
Net asset value, end of period ...................... $12.79 $12.64 $12.84 $12.11 $12.09
Total return
e
................................... 2.34% 0.60% 8.97% 3.30% (0.80)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.54% 0.55% 0.55% 0.56% 0.54%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.53%
g
0.53%
g
0.53%
g
0.51%
Net investment income ........................... 2.07% 2.26% 2.72% 3.11% 3.02%
Supplemental data
Net assets, end of period (000’s) .................... $16,055 $13,889 $9,693 $7,177 $8,342
Portfolio turnover rate ............................ 6.39% 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
92
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $12.83 $12.11 $12.09 $12.28 $12.64
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.28 0.33 0.37 0.37 0.39
Net realized and unrealized gains (losses) 0.15 (0.20) 0.73 0.02 (0.19) (0.36)
Total from investment operations ........ 0.28 0.08 1.06 0.39 0.18 0.03
Less distributions from:
Net investment income .............. (0.13) (0.28) (0.34) (0.37) (0.37) (0.39)
Net asset value, end of period .......... $12.78 $12.63 $12.83 $12.11 $12.09 $12.28
Total return
d
....................... 2.23% 0.63% 8.83% 3.26% 1.41% 0.20%
Ratios to average net assets
e
Expenses ......................... 0.58%
f
0.58%
f
0.58%
f
0.58%
f
0.56% 0.55%
Net investment income ............... 2.01% 2.22% 2.67% 3.06% 2.97% 3.09%
Supplemental data
Net assets, end of period (000’s) ........ $265,359 $244,156 $203,230 $156,683 $160,199 $169,533
Portfolio turnover rate ................ 6.39% 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,000,000 $ 4,946,275
Illinois 0.9%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 6,000,000 7,131,845
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,962
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,276,734
GO, 2021 A, 4%, 3/01/41 ............................................ 1,110,000 1,290,606
10,931,147
Minnesota 92.1%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 32,317,891
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,870,286
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 6,580,008
Big Lake Independent School District No. 727 ,
GO, 2012 B, Refunding, 5%, 2/01/23 ................................... 2,990,000 3,049,813
GO, 2012 B, Refunding, 5%, 2/01/24 ................................... 3,000,000 3,060,135
GO, 2012 B, Refunding, 5%, 2/01/25 ................................... 1,225,000 1,249,451
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,531,173
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,040,520
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,147,377
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,465,680
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012 A, Refunding, 3%, 2/01/27 ................................... 3,410,000 3,445,138
GO, 2012 A, Refunding, 3%, 2/01/30 ................................... 5,585,000 5,637,843
Centennial Independent School District No. 12 ,
GO, 2015 A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,062,307
GO, 2015 A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,068,855
GO, 2015 A, Zero Cpn ., 2/01/35 ....................................... 350,000 223,540
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,167,636
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,638,513
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,148,479
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 1,444,318
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,684,863 11,289,718
City of Lakeville , GO , 2012 B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,734,375
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,719,280
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,988,215
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,431,113
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,356,798
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,661,238
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 7,363,500
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,452,739
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,475,666
City of Plymouth ,
GO, 2020 A, 2%, 2/01/31 ............................................ 1,790,000 1,872,585
GO, 2020 A, 2%, 2/01/32 ............................................ 2,080,000 2,160,364
GO, 2020 A, 2%, 2/01/33 ............................................ 2,125,000 2,192,773

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Ramsey ,
GO, 2012 A, 3%, 12/15/28 ........................................... $ 1,105,000 $ 1,112,463
GO, 2012 A, 3.375%, 12/15/31 ........................................ 1,215,000 1,223,936
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,108,764
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,392,951
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,931,670
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 6,365,914
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 15,016,416
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 7,467,985
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 6,383,520
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,916,625
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,845,953
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,488,199
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,142,396
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,141,716
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,147,192
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,320,342
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 4,174,445
County of Hennepin ,
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,351,441
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,206,863
GO, 2020 A, 5%, 12/01/36 ........................................... 5,855,000 7,798,083
GO, 2020 C, 5%, 12/15/31 ........................................... 5,220,000 6,909,013
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 530,000 530,549
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,227,318
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,069,659
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,066,668
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,303,156
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 19,411,283
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,886,825
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 175,460
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 180,646
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 877,252
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ 400,000 489,993
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 528,176
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 567,424
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 639,123
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 761,494
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 603,027

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ $ 425,000 $ 490,406
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 461,036
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 431,839
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 458,938
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 285,749
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,158,325
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,223,508
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,303,872
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,716,269
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,862,122
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,989,295
GO, 2021 C, Zero Cpn ., 2/01/29 ....................................... 1,870,000 1,665,877
GO, 2021 C, Zero Cpn ., 2/01/30 ....................................... 1,275,000 1,100,634
GO, 2021 C, Zero Cpn ., 2/01/31 ....................................... 1,325,000 1,106,446
GO, 2021 C, Zero Cpn ., 2/01/32 ....................................... 1,080,000 872,576
GO, 2021 C, Zero Cpn ., 2/01/33 ....................................... 1,075,000 839,989
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,767,476
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,598,246
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,382,207
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,533,164
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,855,912
GO, 2018 A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,733,886
GO, 2018 A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,616,049
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,694,112
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 6,622,720
Hermantown Independent School District No. 700 , GO , 2014 A , Pre-Refunded , 4% ,
2/01/29 ......................................................... 2,310,000 2,521,272
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 6,111,017
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,648,483
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,559,265
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,135,979
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,815,583
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... 1,805,000 1,927,721
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,068,137
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 1,054,823
Lakeville Independent School District No. 194 ,
GO, 2012 B, 3%, 2/01/25 ............................................ 3,560,000 3,600,191
GO, 2021 B, 2.125%, 2/01/42 ......................................... 4,085,000 4,069,632
Mankato Independent School District No. 77 , GO , 2020 A , 4% , 2/01/41 ...........
1,385,000 1,627,017
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,088,435
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,759,649
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,615,666
GO, 2019 A, 3%, 3/01/29 ............................................ 6,400,000 7,034,281

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Metropolitan Council, (continued)
GO, 2020 B, 2.125%, 3/01/36 ......................................... $ 4,500,000 $ 4,586,989
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,048,872
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,038,531
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,265,905
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012 B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,523,764
Revenue, 2012 B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,285,266
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,912,156
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,465,232
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,857,816
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,634,735
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,643,132
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,047,399
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,254,526
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,018,919
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 152,717
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 152,341
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 402,583
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 360,342
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 395,834
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 331,885
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 311,162
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 292,034
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 430,153
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/36 ............... 210,000 232,548
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 275,949
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 275,221
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/39 ............... 220,000 263,110
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/40 ............... 310,000 369,619
St. Olaf College, Revenue, 2021, 3%, 10/01/38 ........................... 1,000,000 1,108,848
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 1,600,000 1,760,090
St. Olaf College, Revenue, 2021, 4%, 10/01/46 ........................... 3,740,000 4,438,356
St. Olaf College, Revenue, 2021, 4%, 10/01/50 ........................... 3,805,000 4,499,007
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,711,667
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 568,727
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,729,696
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 2,002,958
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 862,437
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 860,537
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 4,092,834
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,175,906
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,684,574
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,233,873
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,172,399
Revenue, 2020 B, 4%, 8/01/39 ........................................ 2,055,000 2,471,572
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 3,555,000 3,702,575
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 1,196,743
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,000,000 1,193,332
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,185,000 2,253,399
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 3,055,000 3,183,205
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,355,000 2,385,374
Revenue, 2020 I, 2.15%, 7/01/45 ...................................... 2,455,000 2,441,821
Revenue, 2020 I, 2.2%, 1/01/51 ....................................... 3,775,000 3,734,244
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 995,000 1,008,840

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... $ 3,490,000 $ 3,540,147
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,480,000 3,522,764
Revenue, 2021 B, GNMA Insured, 2.5%, 7/01/51 .......................... 4,080,000 4,112,089
Revenue, 2021 D, Refunding, GNMA Insured, 2%, 7/01/36 ................... 6,000,000 6,034,954
Revenue, 2021 D, Refunding, GNMA Insured, 2.375%, 7/01/46 ............... 8,000,000 8,050,598
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 12,000,000 12,085,041
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,382,501
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,309,789
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,090,021
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,136,338
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,140,696
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,274,545
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,513,075
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
17,010,000 19,064,322
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011 A, Refunding, 5%, 10/01/28 .............................. 2,135,000 2,143,352
Revenue, 2012 A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,484,258
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 9,705,694
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,423,275
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,556,588
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,261,412
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 950,564
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 10,047,955
GO, 2018 B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 12,192,357
GO, 2018 B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,832,410
GO, 2018 B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,451,236
Rochester Independent School District No. 535 ,
GO, 2020 A, 4%, 2/01/28 ............................................ 4,300,000 5,194,852
GO, 2020 A, 4%, 2/01/29 ............................................ 6,565,000 7,878,058
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,498,618
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 10,855,672
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,981,669
GO, 2016 B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,789,597
GO, 2016 B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,192,708
GO, 2016 B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,779,540
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,002,001
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/23 ....................... 4,000,000 3,983,023
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/26 ....................... 5,395,000 5,197,724
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/27 ....................... 6,600,000 6,243,943
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,846,727
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,593,019
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 900,992
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 718,538
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 780,153
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,067,678
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,320,207

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Cloud Independent School District No. 742, (continued)
GO, 2017 B, 4%, 2/01/30 ............................................ $ 4,060,000 $ 4,621,281
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,808,312
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,523,315
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,068,528
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 6,549,518
St. Michael-Albertville Independent School District No. 885 , GO , 2011 A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,434,982
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 3,123,870
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,212,441
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 319,259
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 751,900
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,034,292
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 16,178,666
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,127,580
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,415,463
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,240,298
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,580,142
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,057,210
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,056,619
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 9,156,095
University of Minnesota ,
Revenue, 2011 B, 5%, 8/01/36 ........................................ 5,000,000 5,019,402
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,948,385
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,912,873
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,490,187
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,929,896
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 5,366,130
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,982,142
Revenue, 2019 A, 5%, 4/01/39 ........................................ 1,805,000 2,287,759
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 7,629,440
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 10,668,148
Revenue, 2020 A, 5%, 11/01/39 ....................................... 5,880,000 7,744,399
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019 A, 5%, 2/01/30 ..... 3,600,000 4,529,229
Rock Ridge Independent School District No. 2909, GO, 2019 A, 3%, 2/01/40 ..... 3,295,000 3,561,558
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 2,000,920
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,939,301
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,081,749
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,756,090
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,166,455
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,067,795
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,317,354
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,582,027
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,274,335
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,985,782
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 13,208,821
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,536,335
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,395,010
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,120,563

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... $ 200,000 $ 238,737
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 178,557
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 148,250
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 324,974
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 456,945
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 736,940
1,069,297,784
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 545,000 618,480
Revenue, 2021 A, Refunding, 5%, 6/15/32 ............................... 4,250,000 5,629,387
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,650,861
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 1,500,000 1,811,139
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,199,129
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
2,100,000 2,675,250
13,584,246
New York 0.4%
Metropolitan Transportation Authority , Revenue , 2021 A-2 , 4% , 11/15/42 ..........
4,000,000 4,667,720
Tennessee 0.4%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 3,500,000 4,676,861
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 217,176
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 268,752
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 297,652
783,580
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,500,000 1,861,871
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,800,000 1,962,112
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 874,357
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,297,035
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,757,700
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,824,754
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,575,000 4,106,640
13,822,598
Total U.S. Territories .................................................................... 13,822,598
Total Municipal Bonds (Cost $1,050,450,988) ...................................
1,124,572,082
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
100
s
Short Term Investments 1.4%
a a
Principal
Amount
a
Value
Municipal Bonds 1.4%
Minnesota 1.4%
c
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. $ 4,315,000 $ 4,315,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 11,830,000 11,830,000
16,145,000
Total Municipal Bonds (Cost $16,145,000) ......................................
16,145,000
Total Short Term Investments (Cost $16,145,000 ) ................................
16,145,000
a
Total Investments (Cost $1,066,595,988) 98.3% ..................................
$1,140,717,082
Other Assets, less Liabilities 1.7% .............................................
19,773,912
Net Assets 100.0% ...........................................................
$1,160,490,994
See Abbreviations on page 165 .
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
101
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $12.90 $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
...................................... 0.13 0.30 0.35 0.17
Net realized and unrealized gains (losses) ........................ 0.22 (0.30) 0.71 0.11
Total from investment operations ................................. 0.35 — 1.06 0.28
Less distributions from:
Net investment income ....................................... (0.13) (0.30) (0.35) (0.17)
Net asset value, end of period ................................... $13.12 $12.90 $13.20 $12.49
Total return
e
................................................ 2.72% 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
................................................. 0.80% 0.80% 0.81% 0.80%
Net investment income ........................................ 1.98% 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of period (000’s) ................................. $320,932 $261,661 $160,174 $75,132
Portfolio turnover rate ......................................... 12.17% 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
102
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.90 $13.20 $12.49 $12.46 $12.56 $12.90
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.33 0.37 0.38 0.38 0.41
Net realized and unrealized gains (losses) 0.21 (0.31) 0.71 0.03 (0.10) (0.34)
Total from investment operations ........ 0.35 0.02 1.08 0.41 0.28 0.07
Less distributions from:
Net investment income .............. (0.14) (0.32) (0.37) (0.38) (0.38) (0.41)
Net asset value, end of period .......... $13.11 $12.90 $13.20 $12.49 $12.46 $12.56
Total return
d
....................... 2.72% 0.17% 8.76% 3.34% 2.26% 0.52%
Ratios to average net assets
e
Expenses ......................... 0.65%
f
0.65%
f
0.66%
f
0.65%
f
0.64% 0.63%
Net investment income ............... 2.14% 2.49% 2.84% 3.03% 3.02% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $914,539 $929,798 $996,280 $985,590 $1,090,194 $1,120,704
Portfolio turnover rate ................ 12.17% 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
103
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.08 $13.38 $12.66 $12.63 $12.72 $13.06
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.25 0.30 0.31 0.32 0.34
Net realized and unrealized gains (losses) 0.21 (0.30) 0.72 0.03 (0.10) (0.34)
Total from investment operations ........ 0.31 (0.05) 1.02 0.34 0.22 —
Less distributions from:
Net investment income .............. (0.10) (0.25) (0.30) (0.31) (0.31) (0.34)
Net asset value, end of period .......... $13.29 $13.08 $13.38 $12.66 $12.63 $12.72
Total return
d
....................... 2.39% (0.37)% 8.16% 2.72% 1.75% (0.05)%
Ratios to average net assets
e
Expenses ......................... 1.20%
f
1.20%
f
1.21%
f
1.20%
f
1.19% 1.18%
Net investment income ............... 1.56% 1.92% 2.29% 2.48% 2.47% 2.62%
Supplemental data
Net assets, end of period (000’s) ........ $140,022 $169,258 $203,367 $215,045 $308,088 $330,566
Portfolio turnover rate ................ 12.17% 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
104
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $12.91 $13.22 $12.50 $12.47 $12.73
Income from investment operations
c
:
Net investment income
d
......................... 0.15 0.34 0.38 0.39 0.23
Net realized and unrealized gains (losses) ........... 0.22 (0.31) 0.73 0.03 (0.26)
Total from investment operations .................... 0.37 0.03 1.11 0.42 (0.03)
Less distributions from:
Net investment income .......................... (0.15) (0.34) (0.39) (0.39) (0.23)
Net asset value, end of period ...................... $13.13 $12.91 $13.22 $12.50 $12.47
Total return
e
................................... 2.87% 0.31% 8.90% 3.47% (0.24)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates ....... 0.51%
g
0.51%
g
0.52%
g
0.51%
g
0.50%
Net investment income ........................... 2.26% 2.59% 2.98% 3.17% 3.16%
Supplemental data
Net assets, end of period (000’s) .................... $21,662 $16,977 $10,638 $6,942 $7,847
Portfolio turnover rate ............................ 12.17% 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
105
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.91 $13.21 $12.50 $12.47 $12.57 $12.91
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.34 0.38 0.39 0.40 0.42
Net realized and unrealized gains (losses) 0.21 (0.30) 0.71 0.03 (0.10) (0.34)
Total from investment operations ........ 0.36 0.04 1.09 0.42 0.30 0.08
Less distributions from:
Net investment income .............. (0.15) (0.34) (0.38) (0.39) (0.40) (0.42)
Net asset value, end of period .......... $13.12 $12.91 $13.21 $12.50 $12.47 $12.57
Total return
d
....................... 2.77% 0.27% 8.86% 3.43% 2.36% 0.62%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.55%
f
0.56%
f
0.55%
f
0.54% 0.53%
Net investment income ............... 2.23% 2.58% 2.94% 3.13% 3.12% 3.27%
Supplemental data
Net assets, end of period (000’s) ........ $314,482 $295,666 $243,913 $179,427 $170,329 $143,603
Portfolio turnover rate ................ 12.17% 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.0%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 8,500,000 $ 10,510,834
Illinois 1.5%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 7,000,000 8,074,416
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,500,000 2,971,602
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,819,755
GO, 2017 D, 5%, 11/01/26 ........................................... 3,000,000 3,618,815
GO, 2017 D, 5%, 11/01/27 ........................................... 4,920,000 6,061,251
GO, 2020, 5.5%, 5/01/30 ............................................ 2,620,000 3,481,506
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 584,693
26,612,038
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 1,500,000 1,790,185
Revenue, 2020 AA, 5%, 6/15/36 ....................................... 4,000,000 5,183,721
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,355,408
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 2,324,909
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,273,929
12,928,152
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 6,500,000 7,490,365
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 1,000,000 1,167,887
8,658,252
Ohio 90.7%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 5,632,017
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,547,772
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,119,763
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,900,684
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,851,025
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,514,434
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,262,452
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,115,803
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,208,413
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,322,367
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,527,047
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,070,555
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 778,770
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 4,252,584
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 4,053,811
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,137,810
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 8,613,896
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,908,223
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,235,195
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,305,687
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,672,791

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. $ 35,820,000 $ 37,218,520
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 7,980,000 9,171,852
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 119,589
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 161,199
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 220,296
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 231,646
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 243,012
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 248,488
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 259,807
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 265,165
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 282,182
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 287,446
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 1,046,840
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,156,576
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn ., 12/01/32 ............................ 3,955,000 3,267,393
GO, 2005, NATL Insured, Zero Cpn ., 12/01/33 ............................ 2,000,000 1,609,530
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/22 ................... 1,905,000 1,893,712
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/23 ................... 1,905,000 1,878,776
GO, 2006, Refunding, NATL Insured, Zero Cpn ., 12/01/24 ................... 1,905,000 1,859,837
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,027,583
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 10,720,212
City of Akron , Waterworks System , Revenue , 2009 , Refunding , AGMC Insured , 5% ,
3/01/34 ......................................................... 1,000,000 1,003,971
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 6,040,386
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,706,022
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,145,654
GO, 2012, 5%, 12/01/30 ............................................. 35,000 37,043
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,220,002
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,222,382
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,335,849
City of Columbus ,
GO, 2014 A, 5%, 2/15/25 ............................................ 5,000,000 5,588,198
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,205,885
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,900,191
GO, 2021 A, 5%, 4/01/35 ............................................ 6,000,000 7,998,776
GO, 2021 A, 5%, 4/01/36 ............................................ 6,000,000 7,969,416
GO, 2021 A, 5%, 4/01/37 ............................................ 5,000,000 6,620,793
GO, 2021 A, 5%, 4/01/38 ............................................ 5,000,000 6,604,165

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus, (continued)
GO, 2021 A, 5%, 4/01/39 ............................................ $ 4,500,000 $ 5,928,169
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,706,958
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,046,136
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,296,680
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,685,420
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,352,508
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 5,075,063
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,105,862
City of Toledo ,
Water System, Revenue, 2012 A, 4%, 11/15/36 ........................... 9,125,000 9,181,536
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 20,840,885
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,109,905
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 710,215
Revenue, B-2, NATL Insured, Zero Cpn ., 11/15/38 ......................... 10,000,000 6,583,355
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,310,105
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,305,993
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,812,933
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,058,500
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,911,343
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 782,615
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 841,794
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 119,926
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 837,083
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 119,294
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 951,519
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 587,600
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 2,339,683
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 908,041
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 2,257,572
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,771,291
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 23,886,610
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,292,821
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,449,188
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,712,872
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 911,952
GO, 2020 A, Refunding, 3%, 12/01/35 .................................. 1,040,000 1,158,472
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,222,582
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,783,826
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 554,382
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,148,962
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,654,519

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin, (continued)
Nationwide Children's Hospital, Inc., Revenue, 2017 A, Refunding, 4%, 11/01/44 .. $ 7,050,000 $ 7,996,978
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,269,183
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,400,939
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 9,098,821
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,967,261
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 9,093,617
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,338,327
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 2,000,341
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,924,703
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,326,589
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,993,675
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,690,000 2,986,513
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,729,390
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/40 5,975,000 6,536,461
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,205,026
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/51 2,000,000 2,371,737
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 5,742,497
County of Ross , Adena Health System Obligated Group , Revenue , 2019 ,
Refunding , 5% , 12/01/49 ............................................ 5,000,000 6,160,080
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,942,577
Cuyahoga Community College District , Revenue , 2012 D , Refunding , 5% , 8/01/32 ..
2,310,000 2,408,829
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,732,310
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 431,058
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,614,830
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 1,005,193
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,432,514
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,587,176
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,751,515
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 6,596,142
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 8,712,655
Franklin City School District ,
GO, 2021 A, 3%, 11/01/50 ........................................... 3,750,000 4,022,707
GO, 2021 A, 3%, 11/01/57 ........................................... 8,000,000 8,493,919
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 23,112,678
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 16,045,038
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,309,148
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,676,965
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
1,455,000 1,559,887
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,069,686
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 11,232,455
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,956,936
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,713,141
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,996,975
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,586,683
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,663,153

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
110
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Ohio (continued)
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... $ 26,010,000 $ 27,696,962
Lakewood City School District , GO , 2014 A , Pre-Refunded , 5% , 11/01/43 .........
10,895,000 11,514,496
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,485,238
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,662,983
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
460,000 484,026
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,164,836
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,855,652
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 12,963,454
Marysville Exempted Village School District , GO , 2002 , Refunding , NATL Insured , Zero
Cpn ., 12/01/21 .................................................... 1,000,000 999,356
Miami University ,
Revenue, 2011, Refunding, 5%, 9/01/31 ................................. 4,000,000 4,000,000
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,624,798
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,947,543
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,991,267
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,453,921
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,430,444
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,398,025
Revenue, 2021 A, Refunding, 5%, 9/01/36 ............................... 1,370,000 1,845,627
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,554,128
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,793,115
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 15,960,659
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,156,822
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,314,010
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,484,690
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/21 .............................. 50,000 50,344
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 78,740
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 145,612
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 122,475
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 139,101
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 523,685
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 512,624
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,344,307
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 2,260,000 2,530,947
Revenue, 2014, 4%, 11/15/49 ........................................ 3,740,000 4,067,829
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,646,982
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,075,582
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,840,875
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,692,965
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,164,455
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,881,316
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 9,071,500
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,392,273
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 345,000 346,437
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 7,191,573

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
111
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(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... $ 1,445,000 $ 1,488,278
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 4,520,683
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,821,071
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,599,190
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,402,052
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,389,812
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,497,382
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,586,287
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,599,559
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 250,000 313,409
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 532,130
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 523,330
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 714,025
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 439,688
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 167,583
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 642,439
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,281,535
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 1,070,346
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,456,479
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 566,386
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 541,572
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 293,603
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 350,107
Ohio Housing Finance Agency ,
Revenue, 2020 B, GNMA Insured, 2.1%, 9/01/35 .......................... 595,000 610,948
Revenue, 2021 A, 2.4%, 9/01/46 ...................................... 6,500,000 6,469,340
Revenue, 2021 A, 2.45%, 9/01/51 ..................................... 10,000 9,936
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,768,645
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 40,582,218
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,498,317
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn ., 2/15/38 ............. 3,665,000 2,619,740
Revenue, Junior Lien, 2013 A-2, Zero Cpn ., 2/15/43 ........................ 10,485,000 6,398,497
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 8,346,047
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 5,000,000 6,509,875
Revenue, 2019, 5%, 6/01/44 ......................................... 4,000,000 5,137,428
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,699,763
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 2,354,592
Revenue, 2021 A, 5%, 12/01/38 ....................................... 2,750,000 3,690,205
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 2,007,236
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 16,721,370
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 19,265,353
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,652,710
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 7,094,494
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,546,229
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 3,197,680
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 17,386,498
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 17,088,693
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 556,869
GO, 2020 A, 2.5%, 12/01/49 .......................................... 6,935,000 7,054,421
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,661,590
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 13,867,607
GO, 2014, Refunding, Zero Cpn ., 12/01/40 ............................... 6,000,000 4,032,864

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
112
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Ohio (continued)
Princeton City School District, (continued)
GO, 2014, Refunding, Zero Cpn ., 12/01/41 ............................... $ 6,000,000 $ 3,914,423
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,254,451
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,617,422
South-Western City School District , GO , 2019 A , 4% , 12/01/48 .................
3,500,000 4,082,367
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,507,663
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,572,362
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,566,967
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 11,938,153
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,568,444
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,330,063
GO, 2020 C, 5%, 3/01/37 ............................................ 2,185,000 2,919,348
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 3,064,982
GO, 2020 C, 5%, 3/01/39 ............................................ 1,750,000 2,325,704
GO, 2021 A, 5%, 5/01/40 ............................................ 2,675,000 3,561,108
GO, 2021 A, 5%, 6/15/41 ............................................ 2,380,000 3,168,525
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,260,574
GO, V, 5%, 5/01/34 ................................................ 4,000,000 5,028,786
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,376,813
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,121,352
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,483,178
Revenue, 2021 A, 5%, 2/01/29 ........................................ 2,400,000 3,121,128
Revenue, 2021 A, 5%, 2/01/30 ........................................ 3,300,000 4,385,957
Revenue, 2021 A, 5%, 2/01/31 ........................................ 2,900,000 3,935,333
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 11,108,149
b
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/33 ........................................................ 2,415,000 3,266,456
b
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/34 ........................................................ 2,425,000 3,267,287
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,321,586
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,317,968
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,459,556
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 983,389
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,169,327
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 1,004,316
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,300,654
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,865,337
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,695,220
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,214,352
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,689,830
Toledo City School District , GO , 2012 B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,307,073
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 430,797
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 1,190,782
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,977,315
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 7,177,438
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 13,194,360
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,719,460
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 7,042,956

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
113
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Ohio (continued)
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ $ 6,255,000 $ 6,935,317
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,488,985
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,644,922
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,917,804
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,196,741
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 4,178,991
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 541,058
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,487,548
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 2,025,836
Warrensville Heights City School District ,
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 530,781
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 215,001
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 2,021,798
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,712,249
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,747,943
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,941,857
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,719,396
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 11,949,247
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,997,502
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,682,892
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,405,952
1,553,288,287
Tennessee 0.1%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 2,004,369
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 300,000 319,457
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 1,035,222
1,354,679
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 2,500,000 3,103,117
U.S. Territories 0.5%
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,090,062
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,378
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 902,562
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 616,102
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 895,673
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 2,191,266

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
114
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(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 940,000 $ 1,079,788
7,864,831
Total U.S. Territories .................................................................... 7,864,831
Total Municipal Bonds (Cost $1,507,050,604) ...................................
1,626,324,559
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Ohio 0.4%
c
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.01% , 6/01/34 ........................... 7,310,000 7,310,000
Total Municipal Bonds (Cost $7,310,000) .......................................
7,310,000
Total Short Term Investments (Cost $7,310,000 ) .................................
7,310,000
a
Total Investments (Cost $1,514,360,604) 95.4% ..................................
$1,633,634,559
Other Assets, less Liabilities 4.6% .............................................
78,002,440
Net Assets 100.0% ...........................................................
$1,711,636,999
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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115
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.73 $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
...................................... 0.12 0.26 0.30 0.16
Net realized and unrealized gains (losses) ........................ 0.21 (0.27) 0.64 0.07
Total from investment operations ................................. 0.33 (0.01) 0.94 0.23
Less distributions from:
Net investment income ....................................... (0.12) (0.26) (0.31) (0.16)
Net asset value, end of period ................................... $11.94 $11.73 $12.00 $11.37
Total return
e
................................................ 2.79% (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
................................................. 0.80% 0.80% 0.80% 0.80%
Net investment income ........................................ 1.92% 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of period (000’s) ................................. $255,271 $218,010 $162,664 $62,119
Portfolio turnover rate ......................................... 9.18% 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
116
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.72 $11.99 $11.36 $11.37 $11.60 $11.89
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.28 0.32 0.36 0.37 0.40
Net realized and unrealized gains (losses) 0.22 (0.27) 0.64 (0.01) (0.22) (0.29)
Total from investment operations ........ 0.34 0.01 0.96 0.35 0.15 0.11
Less distributions from:
Net investment income .............. (0.13) (0.28) (0.33) (0.36) (0.38) (0.40)
Net asset value, end of period .......... $11.93 $11.72 $11.99 $11.36 $11.37 $11.60
Total return
d
....................... 2.88% 0.08% 8.56% 3.13% 1.29% 0.90%
Ratios to average net assets
e
Expenses ......................... 0.65%
f
0.65%
f
0.65%
f
0.65%
f
0.64% 0.63%
Net investment income ............... 2.08% 2.37% 2.73% 3.20% 3.22% 3.37%
Supplemental data
Net assets, end of period (000’s) ........ $791,518 $805,688 $866,593 $843,042 $932,929 $962,953
Portfolio turnover rate ................ 9.18% 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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117
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.91 $12.19 $11.54 $11.55 $11.77 $12.06
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.22 0.26 0.30 0.32 0.34
Net realized and unrealized gains (losses) 0.21 (0.29) 0.66 (0.01) (0.22) (0.30)
Total from investment operations ........ 0.30 (0.07) 0.92 0.29 0.10 0.04
Less distributions from:
Net investment income .............. (0.09) (0.21) (0.27) (0.30) (0.32) (0.33)
Net asset value, end of period .......... $12.12 $11.91 $12.19 $11.54 $11.55 $11.77
Total return
d
....................... 2.63% (0.63)% 8.05% 2.51% 0.80% 0.32%
Ratios to average net assets
e
Expenses ......................... 1.19%
f
1.19%
f
1.20%
f
1.20%
f
1.19% 1.18%
Net investment income ............... 1.50% 1.80% 2.18% 2.65% 2.67% 2.82%
Supplemental data
Net assets, end of period (000’s) ........ $81,765 $98,075 $127,898 $128,133 $175,054 $197,041
Portfolio turnover rate ................ 9.18% 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
118
In
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.73 $12.00 $11.37 $11.38 $11.66
Income from investment operations
c
:
Net investment income
d
......................... 0.13 0.29 0.33 0.38 0.23
Net realized and unrealized gains (losses) ........... 0.21 (0.27) 0.64 (0.02) (0.29)
Total from investment operations .................... 0.34 0.02 0.97 0.36 (0.06)
Less distributions from:
Net investment income .......................... (0.13) (0.29) (0.34) (0.37) (0.22)
Net asset value, end of period ...................... $11.94 $11.73 $12.00 $11.37 $11.38
Total return
e
................................... 3.03% 0.12% 8.69% 3.24% (0.50)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.52% 0.52% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.51%
g,h
0.52%
g,h
0.52%
g
0.52%
g
0.51%
Net investment income ........................... 2.21% 2.49% 2.86% 3.33% 3.35%
Supplemental data
Net assets, end of period (000’s) .................... $26,127 $22,928 $19,823 $13,308 $13,217
Portfolio turnover rate ............................ 9.18% 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
119
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $12.01 $11.37 $11.38 $11.61 $11.90
Income from investment operations
b
:
Net investment income
c
............. 0.13 0.29 0.33 0.37 0.39 0.41
Net realized and unrealized gains (losses) 0.22 (0.28) 0.65 (0.01) (0.23) (0.29)
Total from investment operations ........ 0.35 0.01 0.98 0.36 0.16 0.12
Less distributions from:
Net investment income .............. (0.13) (0.29) (0.34) (0.37) (0.39) (0.41)
Net asset value, end of period .......... $11.95 $11.73 $12.01 $11.37 $11.38 $11.61
Total return
d
....................... 3.01% 0.09% 8.75% 3.22% 1.38% 0.99%
Ratios to average net assets
e
Expenses ......................... 0.55%
f
0.55%
f
0.55%
f
0.55%
f
0.54% 0.53%
Net investment income ............... 2.17% 2.45% 2.83% 3.30% 3.32% 3.47%
Supplemental data
Net assets, end of period (000’s) ........ $181,955 $171,322 $145,073 $107,253 $101,300 $96,539
Portfolio turnover rate ................ 9.18% 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Oregon Tax-Free Income Fund
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Semiannual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.1%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 6,500,000 $ 8,037,697
Illinois 1.6%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 5,000,000 5,767,440
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,750,000 4,457,403
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,206,272
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,231,962
GO, 2019 B, 4%, 11/01/33 ........................................... 500,000 583,706
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,276,734
GO, 2020 B, 4%, 10/01/33 ........................................... 1,500,000 1,777,650
GO, 2020 C, 4%, 10/01/42 ........................................... 1,000,000 1,152,871
GO, 2021 A, 5%, 3/01/33 ............................................ 1,000,000 1,291,706
GO, 2021 A, 5%, 3/01/35 ............................................ 2,250,000 2,885,029
21,630,773
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 567,413
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,000,000 1,197,782
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 1,000,000 1,300,243
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,355,408
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 1,162,454
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 1,051,580
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,156,617
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,650,861
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,398,258
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
2,250,000 2,866,340
15,706,956
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/51 ..................................... 1,000,000 1,139,249
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 3,500,000 4,047,102
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 1,000,000 1,167,886
6,354,237
Oregon 89.3%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ 1,325,000 1,380,564
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,978,340
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,923,746
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 870,063
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,363,777
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,179,861
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,282,486
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,392,201
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,502,587
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,625,026
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,747,897
City of Eugene ,
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,284,794
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,968,156
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,966,553

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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121
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ $ 3,500,000 $ 3,726,758
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,826,249
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,460,000 1,465,997
City of Portland ,
Tax Allocation, 2012 B, Refunding, 5%, 6/15/22 ........................... 1,035,000 1,075,038
Tax Allocation, 2012 C, 5%, 6/15/28 .................................... 1,000,000 1,035,848
Tax Allocation, 2012 C, 5%, 6/15/30 .................................... 1,000,000 1,035,606
Sewer System, Revenue, Second Lien, 2020 A, 4%, 3/01/34 ................. 5,000,000 6,194,050
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,068,632
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/37 ........................ 11,050,000 11,544,465
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 20,915,000 21,850,905
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,196,184
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 930,425
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,222,072
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,525,299
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn., 6/15/40 ....................................... 10,000,000 5,092,664
GO, 2017 A, Zero Cpn., 6/15/41 ....................................... 17,030,000 8,266,483
GO, 2017 A, Zero Cpn., 6/15/42 ....................................... 16,625,000 7,690,314
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 9,847,038
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 12,212,850
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,170,805
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. 12,130,000 9,072,711
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 9,094,826
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,641,056
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 707,759
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,648,820
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,404,816
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,213,899
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,249,233
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,216
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 6,180,048
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ...
7,010,000 8,858,020
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,858,610
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,783,497
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 6,057,584
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,736,053
Deschutes Public Library District , GO , 2021 , 4% , 6/01/39 .....................
6,000,000 7,333,715
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,848,437
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,531,067
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,178,266
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,539,943
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 424,212
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 409,508

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
122
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Jackson County School District No. 6 Central Point, (continued)
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... $ 610,000 $ 337,632
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 436,215
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 568,916
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 483,528
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 559,399
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 529,231
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 574,518
GO, 2019 B, Zero Cpn., 6/15/49 ....................................... 1,270,000 531,632
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 3,000,000 3,257,169
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,530,869
Klamath County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/29 .................................. 1,155,000 1,254,010
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,095,000 1,188,866
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,000,000 1,085,723
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,172,888
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,840,506
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,551,646
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,398,250
Lane Community College , GO , 2020 A , 4% , 6/15/40 .........................
1,200,000 1,444,449
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,492,343
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,631,133
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,422,664
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,734,125
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,419,646
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 4,500,000 5,746,021
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,610,532
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 10,051,123
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 9,056,740
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 13,014,253
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 9,629,832
GO, 2019 A, Zero Cpn., 6/15/39 ....................................... 9,500,000 5,743,577
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,624,095
GO, 2012 B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,298,710
GO, 2012 B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,500,486
GO, 2012 B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,524,625
GO, 2012 B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,324,865
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,366,509
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,678,376
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,762,800
GO, 2012 B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,697,764
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,279,672
GO, 2020, Refunding, 4%, 6/15/39 ..................................... 2,250,000 2,728,775
GO, 2020, Refunding, 5%, 6/15/50 ..................................... 24,655,000 31,517,557
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 440,000 497,702
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 560,000 634,266

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon City School District No. 62, (continued)
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... $ 780,000 $ 882,290
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 990,000 1,121,292
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 550,000 622,128
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 700,000 792,833
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,818,460
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 12,242,247
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%, 7/01/44 ... 3,910,000 4,069,015
c
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,625,000 1,696,298
c
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,812,327
c
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,317,515
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,390,170
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,628,976
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 9,035,088
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,774,418
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 267,872
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 10,166,683
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,269,684
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 14,260,000 16,492,283
Oregon State Lottery ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/28 ............................ 5,800,000 6,245,834
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/32 ............................ 5,000,000 5,384,340
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 14,306,974
Port of Portland ,
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 15,583,076
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 16,250,000 20,171,881
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,655,131
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 11,143,421
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 12,788,241
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 1,150,000 1,517,100
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 724,822
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 599,594
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 1,043,209
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 873,915
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,649,515
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 648,506
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 580,523
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,595,749
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 3,103,015
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,144,398
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 47,162,242
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn., 6/15/30 ....................................... 8,500,000 7,581,497
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 6,085,825
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 12,141,206
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,253,300
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,879,773
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,454,374
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 3,059,561

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... $ 3,050,000 $ 3,058,436
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,923,623
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 8,291,095
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,082,018
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,256,203
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,305,554
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,198,993
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,331,839
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,137,816
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,032,579
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,979,852
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 16,213,337
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 30,000,000 38,454,003
Department of Transportation, Revenue, Sub. Lien, 2020 A, 5%, 11/15/40 ....... 25,000,000 32,834,025
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 24,240,000 25,331,833
Housing & Community Services Department, Revenue, 2019 A, 2.9%, 7/01/43 .... 13,905,000 14,631,401
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,558,405
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,138,872
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,535,964
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,122,284
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,492,397
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 9,011,364
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,552,702
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 22,388,225
Revenue, Senior Lien, 2019 A, 4%, 9/01/39 .............................. 2,550,000 3,063,707
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,638,423
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 22,822,706
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,706,590
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 25,207,830
c
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 307,476
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 245,304
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 916,401
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 849,305
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,492,108
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,320,171
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 9,075,932
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ 11,000,000 12,479,407
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 12,259,234
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 12,231,943
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,399,969
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,863,792
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn., 6/15/29 ....................................... 2,545,000 2,295,907
GO, 2012 B, Zero Cpn., 6/15/30 ....................................... 2,490,000 2,186,324
GO, 2012 B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,684,652
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,897,733
1,193,589,002

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
125
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 0.4%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 $ 3,500,000 $ 4,676,861
Texas 0.0%
†
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 322,219
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 326,886
649,105
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 2,000,000 2,482,494
U.S. Territories 1.3%
Puerto Rico 1.3%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,035,728
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,417,080
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,379
d
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 6,925,600
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,241,022
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 265,000 288,693
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 459,484
17,456,986
Total U.S. Territories .................................................................... 17,456,986
Total Municipal Bonds (Cost $1,171,888,524) ...................................
1,270,584,111
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
Oregon 2.1%
e
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.01%, 8/01/34 ................................. 6,800,000 6,800,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.01%, 8/01/34 ................................. 20,900,000 20,900,000
e
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
12/01/44 ........................................................ 1,000,000 1,000,000
28,700,000
Total Municipal Bonds (Cost $28,700,000) ......................................
28,700,000
Total Short Term Investments (Cost $28,700,000 ) ................................
28,700,000
a
Total Investments (Cost $1,200,588,524) 97.2% ..................................
$1,299,284,111
Other Assets, less Liabilities 2.8% .............................................
37,350,972
Net Assets 100.0% ...........................................................
$1,336,635,083
See Abbreviations on page 165 .

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
126
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2021, the aggregate value of these securities was $10,144,626, representing 0.8% of net assets.
d
See Note 7 regarding defaulted securities.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report
127
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $9.89 $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
...................................... 0.11 0.26 0.29 0.16
Net realized and unrealized gains (losses) ........................ 0.19 (0.23) 0.39 (0.01)
Total from investment operations ................................. 0.30 0.03 0.68 0.15
Less distributions from:
Net investment income ....................................... (0.11) (0.25) (0.30) (0.16)
Net asset value, end of period ................................... $10.08 $9.89 $10.11 $9.73
Total return
e
................................................ 3.00% 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
................................................. 0.81% 0.81% 0.82% 0.83%
Net investment income ........................................ 2.08% 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of period (000’s) ................................. $185,182 $146,124 $105,032 $52,673
Portfolio turnover rate ......................................... 22.35% 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
128
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.89 $10.11 $9.73 $9.78 $10.12 $10.33
Income from investment operations
b
:
Net investment income
c
............. 0.11 0.27 0.31 0.34 0.35 0.39
Net realized and unrealized gains (losses) 0.19 (0.23) 0.39 (0.04) (0.32) (0.22)
Total from investment operations ........ 0.30 0.04 0.70 0.30 0.03 0.17
Less distributions from:
Net investment income .............. (0.11) (0.26) (0.32) (0.35) (0.37) (0.38)
Net asset value, end of period .......... $10.08 $9.89 $10.11 $9.73 $9.78 $10.12
Total return
d
....................... 3.08% 0.47% 7.29% 3.17% 0.31% 1.62%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.67%
f
0.67%
f
0.68%
f
0.66% 0.64%
Net investment income ............... 2.24% 2.77% 3.13% 3.55% 3.49% 3.73%
Supplemental data
Net assets, end of period (000’s) ........ $700,506 $709,450 $772,506 $784,367 $860,737 $942,320
Portfolio turnover rate ................ 22.35% 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Semiannual Report
129
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.02 $10.24 $9.86 $9.91 $10.24 $10.45
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.22 0.26 0.30 0.30 0.33
Net realized and unrealized gains (losses) 0.19 (0.23) 0.39 (0.05) (0.31) (0.22)
Total from investment operations ........ 0.28 (0.01) 0.65 0.25 (0.01) 0.11
Less distributions from:
Net investment income .............. (0.09) (0.21) (0.27) (0.30) (0.32) (0.32)
Net asset value, end of period .......... $10.21 $10.02 $10.24 $9.86 $9.91 $10.24
Total return
d
....................... 2.75% (0.08)% 6.64% 2.56% (0.15)% 1.04%
Ratios to average net assets
e
Expenses ......................... 1.21%
f
1.21%
f
1.22%
f
1.23%
f
1.21% 1.19%
Net investment income ............... 1.67% 2.21% 2.58% 3.00% 2.94% 3.18%
Supplemental data
Net assets, end of period (000’s) ........ $73,401 $104,823 $146,042 $173,240 $245,520 $283,260
Portfolio turnover rate ................ 22.35% 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Semiannual Report The accompanying notes are an integral part of these financial statements.
130
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $9.90 $10.12 $9.75 $9.80 $10.06
Income from investment operations
c
:
Net investment income
d
......................... 0.12 0.28 0.32 0.36 0.21
Net realized and unrealized gains (losses) ........... 0.19 (0.22) 0.38 (0.04) (0.25)
Total from investment operations .................... 0.31 0.06 0.70 0.32 (0.04)
Less distributions from:
Net investment income .......................... (0.12) (0.28) (0.33) (0.37) (0.22)
Net asset value, end of period ...................... $10.09 $9.90 $10.12 $9.75 $9.80
Total return
e
................................... 3.15% 0.61% 7.32% 3.30% (0.43)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.57% 0.57%
Expenses net of waiver and payments by affiliates ....... 0.52%
g
0.53%
g
0.53%
g
0.54%
g
0.52%
Net investment income ........................... 2.37% 2.86% 3.27% 3.69% 3.63%
Supplemental data
Net assets, end of period (000’s) .................... $5,034 $4,300 $2,905 $2,282 $2,085
Portfolio turnover rate ............................ 22.35% 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
131
a
Six Months
Ended August
31, 2021
(unaudited)
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.90 $10.12 $9.75 $9.80 $10.13 $10.34
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.28 0.32 0.36 0.36 0.40
Net realized and unrealized gains (losses) 0.19 (0.23) 0.38 (0.05) (0.31) (0.22)
Total from investment operations ........ 0.31 0.05 0.70 0.31 0.05 0.18
Less distributions from:
Net investment income .............. (0.12) (0.27) (0.33) (0.36) (0.38) (0.39)
Net asset value, end of period .......... $10.09 $9.90 $10.12 $9.75 $9.80 $10.13
Total return
d
....................... 3.13% 0.57% 7.28% 3.27% 0.51% 1.72%
Ratios to average net assets
e
Expenses ......................... 0.56%
f
0.56%
f
0.57%
f
0.58%
f
0.56% 0.54%
Net investment income ............... 2.33% 2.85% 3.23% 3.65% 3.59% 3.83%
Supplemental data
Net assets, end of period (000’s) ........ $110,621 $105,603 $98,190 $81,595 $79,153 $85,753
Portfolio turnover rate ................ 22.35% 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments (unaudited), August 31,2021
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,000,000 $ 4,946,275
Illinois 1.4%
b
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 3,172,092
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 2,000,000 2,282,546
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,000,000 2,377,282
GO, 2017 C, 5%, 11/01/29 ........................................... 1,000,000 1,213,170
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,463,923
GO, 2020, 5.5%, 5/01/30 ............................................ 1,000,000 1,328,819
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,944,724
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 584,693
15,367,249
New Jersey 0.7%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 1,160,944
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 2,000,000 2,600,487
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 1,188,684
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,240,000 2,878,614
7,828,729
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 1,139,249
Revenue, 2020 D, 4%, 11/15/47 ....................................... 750,000 862,725
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 7,000,000 8,142,998
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,000,000 4,609,456
14,754,428
Pennsylvania 91.3%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/36 ........................................ 10,000,000 12,848,086
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,580,017
Allegheny County Higher Education Building Authority ,
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,163,824
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,485,675
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 8,670,063
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 2022 ,
Refunding , 5% , 5/01/42 ............................................. 7,875,000 9,906,564
Avon Grove School District Chester County ,
GO, 2021 A, 4%, 11/15/35 ........................................... 500,000 601,990
GO, 2021 A, 4%, 11/15/36 ........................................... 1,000,000 1,200,700
GO, 2021 A, 4%, 11/15/37 ........................................... 1,250,000 1,494,760
GO, 2021 A, 4%, 11/15/38 ........................................... 1,890,000 2,256,562
GO, 2021 A, 4%, 11/15/40 ........................................... 2,700,000 3,214,164
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,167,357
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 696,539
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,388,731
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,168,001
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,124,723

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
133
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ $ 1,000,000 $ 1,213,291
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,203,459
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,392,499
Bucks County Industrial Development Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,715,230
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 12,419,556
Bucks County Water and Sewer Authority , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 12/01/41 .............................................. 10,000,000 10,121,331
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,834,908
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,859,787
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,640,755
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,890,637
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,765,635
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,038,799
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,479,793
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,087,208
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 516,096
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,539,856
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 461,317
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 1,137,194
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 589,021
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 4,181,953
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 6,255,865
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 3,150,370
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 3,143,052
GO, 2021 A, 4%, 5/01/42 ............................................ 8,320,000 9,906,027
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 12,041,116
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 3,142,896
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,690,637
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 11,600,000 14,702,785
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,082,333
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 11,348,032
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,674,016
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,408,758
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 6,082,193
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,264,603
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,321,642
Colonial School District ,
GO, 2021 A, 3%, 2/15/36 ............................................ 700,000 770,254
GO, 2021 A, 3%, 2/15/37 ............................................ 525,000 575,740
GO, 2021 A, 3%, 2/15/38 ............................................ 655,000 716,712
GO, 2021 A, 3%, 2/15/39 ............................................ 325,000 354,798
GO, 2021 A, 3%, 2/15/40 ............................................ 1,650,000 1,797,759
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,613,556
Commonwealth of Pennsylvania ,
GO, 2019, Refunding, 5%, 7/15/29 ..................................... 10,000,000 13,146,627

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Commonwealth of Pennsylvania, (continued)
GO, First Series, 2020, 3%, 5/01/36 .................................... $ 22,070,000 $ 24,678,001
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,322,861
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,227,503
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,979,532
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,167,309
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,300,873
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,543,098
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 729,379
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 859,277
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 577,098
County of Monroe ,
GO, 2021 A, 4%, 7/15/36 ............................................ 5,440,000 6,511,633
GO, 2021 A, 4%, 7/15/37 ............................................ 5,500,000 6,564,197
County of Montgomery ,
GO, 2021 A, 5%, 1/01/38 ............................................ 6,825,000 9,022,149
GO, 2021 A, 5%, 1/01/39 ............................................ 7,175,000 9,459,402
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 1,035,528
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,724,718
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,696,258
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012 A , 5% ,
6/01/42 ......................................................... 15,590,000 16,084,273
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,800,000 3,139,585
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,788,543
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,344,654
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,295,237
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,365,141
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,532,386
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 4,409,764
Easton Area School District ,
GO, 2021, 4%, 4/01/32 ............................................. 1,450,000 1,764,796
GO, 2021, 4%, 4/01/33 ............................................. 600,000 727,941
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 7,393,055
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,318,014
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 1,098,745
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 1,094,453
GO, 2021, BAM Insured, 3%, 9/15/40 ................................... 1,080,000 1,178,689
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
2,210,000 2,234,854
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 19,055,000 22,590,230
Geisinger Health System Obligated Group, Revenue, 2020 A, Refunding, 4%,
4/01/39 ........................................................ 3,680,000 4,319,188

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ $ 11,955,000 $ 13,540,452
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 791,563
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,975,718
GO, 2021, 3%, 4/01/35 ............................................. 810,000 884,012
GO, 2021, 3%, 4/01/36 ............................................. 625,000 679,870
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 1,084,806
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 1,082,370
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 1,096,030
GO, 2021, 4%, 4/01/40 ............................................. 800,000 934,381
GO, 2021, 4%, 4/01/41 ............................................. 1,100,000 1,282,577
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 2,051,192
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,112,509
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,940,282
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,146,946
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,657,182
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,193,447
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 2,203,743
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 817,717
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 869,797
St. Vincent College Corp., Revenue, 2013, 5%, 5/01/43 ..................... 4,120,000 4,316,324
Lehigh County Authority ,
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 3,103,378
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,667,576
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,544,767
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,646,513
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,769,788
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012 A , Pre-Refunded , 5% , 1/01/41 ............................ 4,000,000 4,062,184
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,680,360
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,498,874
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 698,274
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,418,678
Main Line Health System, Inc. Obligated Group, Revenue, 2012 A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 9,870,648
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,875,315
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 2,846,626
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,310,593
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 546,141
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,745,378
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,798,387

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Northampton County General Purpose Authority, (continued)
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... $ 2,500,000 $ 3,042,850
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,187,500
Wilkes University, Revenue, 2012 A, 5.25%, 3/01/42 ........................ 2,400,000 2,447,463
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 926,776
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 839,354
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 2,095,239
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 586,998
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,556,998
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,608,612
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,709,681
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 10,319,677
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/37 ........... 1,375,000 1,676,685
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,603,693
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,446,323
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,213,497
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012 A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,300,300
Gwynedd Mercy University, Revenue, 2012 KK-1, 5.375%, 5/01/42 ............ 1,800,000 1,845,164
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,473,124
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,104,463
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 3,878,295
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 15,427,361
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,475,206
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 3,334,300
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 16,803,669
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 6,124,825
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,479,508
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,700,765
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,995,115
University of Pennsylvania Health System Obligated Group (The), Revenue, 2021 A,
Refunding, 5%, 8/15/37 ............................................ 1,000,000 1,331,378
University of Pennsylvania Health System Obligated Group (The), Revenue, 2021 A,
Refunding, 5%, 8/15/38 ............................................ 1,000,000 1,327,775
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,209,229
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/46 ................ 4,025,000 4,724,848
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 5,380,000 6,297,024
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,343,752
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,604,018
Revenue, 2020-133, 2.5%, 10/01/45 ................................... 10,000,000 10,125,247
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,227,477
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,939,341
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 19,317,961
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 12,187,561

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
137
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania State University (The), (continued)
Revenue, 2018, 5%, 9/01/48 ......................................... $ 5,955,000 $ 7,393,536
Revenue, 2019 A, 5%, 9/01/37 ........................................ 3,585,000 4,624,603
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,421,060
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,638,247
Revenue, 2018 A, 5%, 12/01/48 ....................................... 18,600,000 23,114,953
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 3,184,014
Revenue, 2021 A, 4%, 12/01/50 ....................................... 10,000,000 11,733,739
Revenue, 2021 B, 4%, 12/01/38 ....................................... 1,500,000 1,808,890
Pequea Valley School District ,
GO, 2021, 3%, 5/15/36 ............................................. 500,000 551,379
GO, 2021, 3%, 5/15/37 ............................................. 500,000 549,841
GO, 2021, 3%, 5/15/38 ............................................. 300,000 329,152
GO, 2021, 3%, 5/15/39 ............................................. 350,000 383,095
GO, 2021, 3%, 5/15/40 ............................................. 300,000 327,706
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,009,275
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,644,782
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 238,562
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 368,064
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 3,036,364
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,706,461
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 13,320,342
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,205,871
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 6,015,688
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 7,140,064
Philadelphia Housing Authority , Revenue , 2002 A , AGMC Insured , 5% , 12/01/21 ....
2,560,000 2,570,183
Pittsburgh Water & Sewer Authority , Revenue, First Lien , 2020 B , AGMC Insured , 4% ,
9/01/50 ......................................................... 6,105,000 7,237,002
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,594,999
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,553,713
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,917,659
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 4,114,536
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,705,192
GO, 2021, 4%, 8/15/39 ............................................. 1,400,000 1,664,269
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,785,566
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 3,284,522
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 4,224,567
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,658,077
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 18,789,170
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,339,809
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,304,535
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,626,292
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,638,875

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
138
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
$ 1,000,000 $ 1,088,581
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,764,036
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 638,029
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,187,151
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,000,000 5,140,963
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 1,103,122
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,651,474
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,400,417
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 932,058
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,659,529
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,856,553
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 3,063,649
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,553,391
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 2,240,446
980,941,719
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,199,068
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,379
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 5,090,906
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,071,792
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,947,718
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 887,895
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,481,836
13,768,594
Total U.S. Territories .................................................................... 13,768,594
Total Municipal Bonds (Cost $980,992,565) .....................................
1,037,606,994
a a a a
a
Total Investments (Cost $980,992,565) 96.5% ...................................
$1,037,606,994
Other Assets, less Liabilities 3.5% .............................................
37,136,830
Net Assets 100.0% ...........................................................
$1,074,743,824
See Abbreviations on page 165 .
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis. See Note 1(b).
c
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
139
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $980,965,623 $672,175,034 $190,330,822 $900,512,353
Value - Unaffiliated issuers ............... $1,061,282,510 $730,911,480 $201,353,537 $971,670,344
Cash ................................. 35,657,941 30,325,153 2,753,277 7,200,054
Receivables:
Investment securities sold ................ — — — 2,742,950
Capital shares sold ..................... 811,180 662,570 42,897 356,659
Interest .............................. 7,725,555 8,351,820 1,577,693 11,758,764
Total assets ....................... 1,105,477,186 770,251,023 205,727,404 993,728,771
Liabilities:
Payables:
Investment securities purchased ........... 42,390,014 — 2,973,759 11,439,604
Capital shares redeemed ................ 2,090,636 756,935 217,760 1,734,677
Management fees ...................... 418,890 308,601 95,138 389,104
Distribution fees ....................... 128,049 89,472 24,706 114,075
Transfer agent fees ..................... 111,741 80,226 18,513 118,497
Distributions to shareholders .............. 227,543 78,388 63,610 203,960
Accrued expenses and other liabilities ........ 82,323 108,218 49,745 143,169
Total liabilities ...................... 45,449,196 1,421,840 3,443,231 14,143,086
Net assets, at value .............. $1,060,027,990 $768,829,183 $202,284,173 $979,585,685
Net assets consist of:
Paid-in capital .......................... $1,042,472,430 $759,004,137 $225,832,126 $968,965,072
Total distributable earnings (losses) .......... 17,555,560 9,825,046 (23,547,953) 10,620,613
Net assets, at value .............. $1,060,027,990 $768,829,183 $202,284,173 $979,585,685

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $216,622,259 $143,194,043 $36,927,371 $132,374,628
Shares outstanding ..................... 19,494,292 12,031,800 3,590,480 11,058,937
Net asset value per share
a
............... $11.11 $11.90 $10.28 $11.97
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.54 $12.36 $10.68 $12.44
Class A1:
Net assets, at value .................... $576,387,919 $416,713,699 $133,506,169 $676,782,892
Shares outstanding ..................... 51,963,731 35,032,295 12,995,184 56,611,617
Net asset value per share
a
............... $11.09 $11.90 $10.27 $11.95
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $11.52 $12.36 $10.67 $12.42
Class C:
Net assets, at value .................... $56,936,541 $40,529,465 $8,428,850 $47,479,971
Shares outstanding ..................... 5,044,807 3,365,162 813,776 3,907,394
Net asset value and maximum offering price per
share
a
............................... $11.29 $12.04 $10.36 $12.15
Class R6:
Net assets, at value .................... $29,607,018 $22,757,612 $1,912,418 $10,839,034
Shares outstanding ..................... 2,660,638 1,911,687 186,158 902,992
Net asset value and maximum offering price per
share ............................... $11.13 $11.90 $10.27 $12.00
Advisor Class:
Net assets, at value .................... $180,474,253 $145,634,364 $21,509,365 $112,109,160
Shares outstanding ..................... 16,221,423 12,242,532 2,095,040 9,346,640
Net asset value and maximum offering price per
share ............................... $11.13 $11.90 $10.27 $11.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
141
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,066,595,988 $1,514,360,604 $1,200,588,524 $980,992,565
Value - Unaffiliated issuers ............... $1,140,717,082 $1,633,634,559 $1,299,284,111 $1,037,606,994
Cash ................................. 14,230,204 84,760,848 32,183,295 44,255,349
Receivables:
Investment securities sold ................ 6,609,763 — — —
Capital shares sold ..................... 740,993 1,537,608 888,150 357,993
Interest .............................. 7,555,774 15,204,541 12,320,999 10,297,846
Total assets ....................... 1,169,853,816 1,735,137,556 1,344,676,555 1,092,518,182
Liabilities:
Payables:
Investment securities purchased ........... 6,952,600 18,945,475 5,857,785 15,412,070
Capital shares redeemed ................ 1,324,852 3,074,706 1,045,729 1,314,151
Management fees ...................... 456,159 664,054 522,033 424,417
Distribution fees ....................... 145,910 228,285 168,639 144,274
Transfer agent fees ..................... 187,872 192,895 146,542 133,319
Distributions to shareholders .............. 146,063 189,820 127,899 165,134
Accrued expenses and other liabilities ........ 149,366 205,322 172,845 180,993
Total liabilities ...................... 9,362,822 23,500,557 8,041,472 17,774,358
Net assets, at value .............. $1,160,490,994 $1,711,636,999 $1,336,635,083 $1,074,743,824
Net assets consist of:
Paid-in capital .......................... $1,095,781,221 $1,623,386,877 $1,314,752,271 $1,101,104,595
Total distributable earnings (losses) .......... 64,709,773 88,250,122 21,882,812 (26,360,771)
Net assets, at value .............. $1,160,490,994 $1,711,636,999 $1,336,635,083 $1,074,743,824

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
142
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $201,656,696 $320,931,934 $255,271,041 $185,182,204
Shares outstanding ..................... 15,796,318 24,465,756 21,382,322 18,373,479
Net asset value per share
a
............... $12.77 $13.12 $11.94 $10.08
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $13.27 $13.63 $12.41 $10.47
Class A1:
Net assets, at value .................... $586,211,225 $914,539,351 $791,517,860 $700,505,898
Shares outstanding ..................... 45,926,110 69,760,367 66,357,993 69,526,034
Net asset value per share
a
............... $12.76 $13.11 $11.93 $10.08
Maximum offering price per share (net asset
value per share ÷ 96.25%, 96.25%, 96.25% and
96.25%, respectively) ................... $13.26 $13.62 $12.39 $10.47
Class C:
Net assets, at value .................... $91,208,306 $140,021,883 $81,764,735 $73,401,057
Shares outstanding ..................... 7,063,890 10,532,812 6,746,221 7,189,284
Net asset value and maximum offering price per
share
a
............................... $12.91 $13.29 $12.12 $10.21
Class R6:
Net assets, at value .................... $16,055,327 $21,661,565 $26,126,613 $5,034,030
Shares outstanding ..................... 1,255,741 1,650,099 2,188,653 498,896
Net asset value and maximum offering price per
share ............................... $12.79 $13.13 $11.94 $10.09
Advisor Class:
Net assets, at value .................... $265,359,440 $314,482,266 $181,954,834 $110,620,635
Shares outstanding ..................... 20,763,632 23,961,095 15,232,685 10,963,662
Net asset value and maximum offering price per
share ............................... $12.78 $13.12 $11.95 $10.09
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
143
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $16,020,635 $11,220,927 $3,068,364 $14,713,916
Expenses:
Management fees (Note 3 a ) ................ 2,487,156 1,839,521 568,197 2,321,777
Distribution fees: (Note 3c )
    Class A ............................. 245,502 161,496 39,392 145,268
    Class A1 ............................ 292,991 212,969 68,185 345,655
    Class C ............................. 216,867 162,806 41,754 194,616
Transfer agent fees: (Note 3e )
    Class A ............................. 63,828 45,939 11,419 42,239
    Class A1 ............................ 189,932 151,016 49,283 250,756
    Class C ............................. 21,603 17,732 4,633 21,699
    Class R6 ............................ 5,402 4,328 288 2,183
    Advisor Class ......................... 58,252 50,282 7,707 39,586
Custodian fees (Note 4 ) ................... 1,011 2,187 209 2,876
Reports to shareholders ................... 20,376 25,016 9,184 35,596
Registration and filing fees ................. 24,464 17,660 11,598 35,876
Professional fees ........................ 29,425 32,390 52,570 30,405
Trustees' fees and expenses ............... 3,602 2,424 929 3,127
Other ................................. 26,490 23,155 9,020 33,555
Total expenses ...................... 3,686,901 2,748,921 874,368 3,505,214
Expense reductions (Note 4 ) ............ (979) (727) (201) (955)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (1,360) (1,138) (24) (927)
Net expenses ...................... 3,684,562 2,747,056 874,143 3,503,332
Net investment income ............. 12,336,073 8,473,871 2,194,221 11,210,584
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 165,247 1,330,377 474,301 5,860,675
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 17,465,752 12,176,215 1,760,259 4,767,614
Net realized and unrealized gain (loss) ......... 17,630,999 13,506,592 2,234,560 10,628,289
Net increase (decrease) in net assets resulting from
operations ............................... $29,967,072 $21,980,463 $4,428,781 $21,838,873

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended August 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $14,955,742 $23,911,378 $18,233,204 $15,775,114
Expenses:
Management fees (Note 3 a ) ................ 2,699,753 3,959,266 3,112,362 2,550,136
Distribution fees: (Note 3c )
    Class A ............................. 220,597 355,744 294,800 198,063
    Class A1 ............................ 296,159 467,505 403,938 357,265
    Class C ............................. 353,175 546,214 311,424 327,835
Transfer agent fees: (Note 3e )
    Class A ............................. 78,706 100,485 73,427 56,074
    Class A1 ............................ 264,870 329,272 250,847 251,990
    Class C ............................. 48,653 59,131 29,691 35,468
    Class R6 ............................ 3,201 4,573 4,475 1,305
    Advisor Class ......................... 115,489 109,186 54,495 38,399
Custodian fees (Note 4 ) ................... 3,255 4,949 1,358 1,116
Reports to shareholders ................... 43,586 58,723 34,287 41,076
Registration and filing fees ................. 33,363 38,691 13,520 17,284
Professional fees ........................ 30,737 32,133 36,634 36,567
Trustees' fees and expenses ............... 3,348 5,037 4,037 3,600
Other ................................. 31,524 37,367 40,095 35,872
Total expenses ...................... 4,226,416 6,108,276 4,665,390 3,952,050
Expense reductions (Note 4 ) ............ (1,082) (638) (1,309) (1,075)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (911) (1,571) (739) (574)
Net expenses ...................... 4,224,423 6,106,067 4,663,342 3,950,401
Net investment income ............. 10,731,319 17,805,311 13,569,862 11,824,713
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 99,460 52,210 1,119,452 9,035,506
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 13,136,113 27,170,345 22,479,210 11,079,315
Net realized and unrealized gain (loss) ......... 13,235,573 27,222,555 23,598,662 20,114,821
Net increase (decrease) in net assets resulting from
operations ............................... $23,966,892 $45,027,866 $37,168,524 $31,939,534

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
145
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,336,073 $25,455,449 $8,473,871 $18,321,450
Net realized gain (loss) ............ 165,247 (3,793,166) 1,330,377 (3,793,127)
Net change in unrealized appreciation
(depreciation) ................. 17,465,752 (27,908,043) 12,176,215 (14,819,613)
Net increase (decrease) in net
assets resulting from operations . 29,967,072 (6,245,760) 21,980,463 (291,290)
Distributions to shareholders:
Class A ........................ (2,176,197) (3,530,526) (1,347,134) (2,320,571)
Class A1 ....................... (6,967,643) (16,010,033) (4,771,571) (10,932,885)
Class C ........................ (596,041) (1,470,061) (416,187) (1,124,510)
Class R6 ....................... (336,587) (504,677) (252,724) (414,225)
Advisor Class ................... (2,216,973) (3,848,416) (1,654,342) (3,165,996)
Total distributions to shareholders ..... (12,293,441) (25,363,713) (8,441,958) (17,958,187)
Capital share transactions: (Note 2 )
Class A ........................ 39,616,608 46,860,162 21,435,650 34,365,432
Class A1 ....................... (16,332,296) (69,501,214) (13,349,482) (43,750,326)
Class C ........................ (11,961,281) (10,539,521) (11,378,106) (13,899,100)
Class R6 ....................... 7,745,454 5,021,567 3,105,519 5,386,336
Advisor Class ................... 3,228,317 53,324,877 10,507,408 19,728,309
Total capital share transactions ....... 22,296,802 25,165,871 10,320,989 1,830,651
Net increase (decrease) in net
assets ..................... 39,970,433 (6,443,602) 23,859,494 (16,418,826)
Net assets:
Beginning of period ................ 1,020,057,557 1,026,501,159 744,969,689 761,388,515
End of period ..................... $1,060,027,990 $1,020,057,557 $768,829,183 $744,969,689

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
146
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,194,221 $5,483,919 $11,210,584 $23,545,313
Net realized gain (loss) ............ 474,301 238,822 5,860,675 2,425,654
Net change in unrealized appreciation
(depreciation) ................. 1,760,259 (4,813,848) 4,767,614 (18,546,109)
Net increase (decrease) in net
assets resulting from operations . 4,428,781 908,893 21,838,873 7,424,858
Distributions to shareholders:
Class A ........................ (320,669) (636,353) (1,258,443) (2,069,591)
Class A1 ....................... (1,498,340) (3,845,333) (8,023,170) (17,733,776)
Class C ........................ (104,825) (367,425) (518,018) (1,318,876)
Class R6 ....................... (20,532) (15,579) (102,232) (124,531)
Advisor Class ................... (244,971) (555,286) (1,313,344) (2,322,396)
Total distributions to shareholders ..... (2,189,337) (5,419,976) (11,215,207) (23,569,170)
Capital share transactions: (Note 2 )
Class A ........................ 8,121,824 7,340,317 23,749,349 34,307,234
Class A1 ....................... (3,931,006) (11,020,454) (18,828,678) (31,822,912)
Class C ........................ (5,031,442) (6,722,821) (14,062,688) (16,249,720)
Class R6 ....................... 510,279 1,098,621 4,544,707 2,166,826
Advisor Class ................... 306,555 1,389,973 8,977,637 23,825,572
Total capital share transactions ....... (23,790) (7,914,364) 4,380,327 12,227,000
Net increase (decrease) in net
assets ..................... 2,215,654 (12,425,447) 15,003,993 (3,917,312)
Net assets:
Beginning of period ................ 200,068,519 212,493,966 964,581,692 968,499,004
End of period ..................... $202,284,173 $200,068,519 $979,585,685 $964,581,692

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
147
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $10,731,319 $21,968,113 $17,805,311 $39,421,091
Net realized gain (loss) ............ 99,460 445,733 52,210 2,545,647
Net change in unrealized appreciation
(depreciation) ................. 13,136,113 (19,163,251) 27,170,345 (42,016,696)
Net increase (decrease) in net
assets resulting from operations . 23,966,892 3,250,595 45,027,866 (49,958)
Distributions to shareholders:
Class A ........................ (1,556,798) (2,469,974) (2,761,431) (4,744,547)
Class A1 ....................... (5,667,029) (12,450,612) (9,807,092) (23,866,350)
Class C ........................ (726,122) (1,872,618) (1,274,344) (3,512,371)
Class R6 ....................... (157,891) (247,539) (222,922) (344,000)
Advisor Class ................... (2,599,865) (4,697,307) (3,396,073) (6,795,017)
Total distributions to shareholders ..... (10,707,705) (21,738,050) (17,461,862) (39,262,285)
Capital share transactions: (Note 2 )
Class A ........................ 39,128,032 65,835,864 55,004,678 106,924,752
Class A1 ....................... (3,828,677) (13,440,721) (30,529,859) (43,688,211)
Class C ........................ (19,502,059) (26,837,851) (32,065,972) (29,796,397)
Class R6 ....................... 2,000,404 4,436,109 4,392,719 6,679,310
Advisor Class ................... 18,275,038 44,950,875 13,909,477 58,180,644
Total capital share transactions ....... 36,072,738 74,944,276 10,711,043 98,300,098
Net increase (decrease) in net
assets ..................... 49,331,925 56,456,821 38,277,047 58,987,855
Net assets:
Beginning of period ................ 1,111,159,069 1,054,702,248 1,673,359,952 1,614,372,097
End of period ..................... $1,160,490,994 $1,111,159,069 $1,711,636,999 $1,673,359,952

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
148
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Six Months Ended
August 31, 2021
(unaudited)
Year Ended
February 28, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $13,569,862 $30,115,661 $11,824,713 $29,246,774
Net realized gain (loss) ............ 1,119,452 (5,485,462) 9,035,506 (1,784,008)
Net change in unrealized appreciation
(depreciation) ................. 22,479,210 (26,652,354) 11,079,315 (23,554,549)
Net increase (decrease) in net
assets resulting from operations . 37,168,524 (2,022,155) 31,939,534 3,908,217
Distributions to shareholders:
Class A ........................ (2,267,754) (4,132,002) (1,632,599) (3,157,198)
Class A1 ....................... (8,395,964) (19,692,495) (7,940,023) (19,722,290)
Class C ........................ (715,867) (1,983,908) (833,028) (2,645,075)
Class R6 ....................... (274,584) (514,168) (57,374) (91,083)
Advisor Class ................... (1,902,815) (3,799,761) (1,260,828) (2,744,522)
Total distributions to shareholders ..... (13,556,984) (30,122,334) (11,723,852) (28,360,168)
Capital share transactions: (Note 2 )
Class A ........................ 33,301,159 59,909,412 36,301,853 43,612,177
Class A1 ....................... (28,625,695) (40,614,949) (22,299,947) (46,410,237)
Class C ........................ (18,099,841) (26,854,264) (33,437,126) (38,262,675)
Class R6 ....................... 2,777,803 3,613,966 649,833 1,484,591
Advisor Class ................... 7,647,017 30,062,347 3,013,756 9,653,555
Total capital share transactions ....... (2,999,557) 26,116,512 (15,771,631) (29,922,589)
Net increase (d ecrease) in net
assets ..................... 20,611,983 (6,027,977) 4,444,051 (54,374,540)
Net assets:
Beginning of period ................ 1,316,023,100 1,322,051,077 1,070,299,773 1,124,674,313
End of period ..................... $1,336,635,083 $1,316,023,100 $1,074,743,824 $1,070,299,773

Franklin Tax-Free Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds (Funds), eight of which are included
in this report and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer five classes
of shares: Class A, Class A1, Class C, Class R6 and
Advisor Class. Effective August 2, 2021, Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Prior to August 2,
2021, Class C shares converted to Class A shares after
a 10-year holding period. Each class of shares may differ
by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for
distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
Certain or all Funds purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
based on its technical merits. As of August 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 4,690,943 $52,024,824 2,661,240 $31,659,079
Shares issued in reinvestment of distributions .......... 182,728 2,026,910 110,845 1,317,063
Shares redeemed ............................... (1,302,497) (14,435,126) (971,683) (11,540,492)
Net increase (decrease) .......................... 3,571,174 $39,616,608 1,800,402 $21,435,650
Year ended February 28, 2021
Shares sold
a
................................... 7,244,117 $79,541,550 4,235,805 $49,780,867
Shares issued in reinvestment of distributions .......... 294,516 3,225,139 189,758 2,226,350
Shares redeemed ............................... (3,361,122) (35,906,527) (1,523,372) (17,641,785)
Net increase (decrease) .......................... 4,177,511 $46,860,162 2,902,191 $34,365,432
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 912,573 $10,107,058 716,354 $8,505,440
Shares issued in reinvestment of distributions .......... 549,181 6,079,415 376,923 4,475,906
Shares redeemed ............................... (2,940,407) (32,518,769) (2,216,121) (26,330,828)
Net increase (decrease) .......................... (1,478,653) $(16,332,296) (1,122,844) $(13,349,482)
Year ended February 28, 2021
Shares sold ................................... 2,458,190 $27,013,414 1,382,548 $16,228,690
Shares issued in reinvestment of distributions .......... 1,256,799 13,717,944 859,113 10,063,767
Shares redeemed ............................... (10,168,717) (110,232,572) (5,992,062) (70,042,783)
Net increase (decrease) .......................... (6,453,728) $(69,501,214) (3,750,401) $(43,750,326)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 293,872 $3,302,353 231,794 $2,781,128
Shares issued in reinvestment of distributions .......... 51,813 583,498 34,583 415,644
Shares redeemed
a
.............................. (1,404,811) (15,847,132) (1,209,990) (14,574,878)
Net increase (decrease) .......................... (1,059,126) $(11,961,281) (943,613) $(11,378,106)
Year ended February 28, 2021
Shares sold ................................... 1,071,876 $11,946,167 532,785 $6,337,932
Shares issued in reinvestment of distributions .......... 125,833 1,396,978 92,304 1,093,934
Shares redeemed
a
.............................. (2,150,868) (23,882,666) (1,795,226) (21,330,966)
Net increase (decrease) .......................... (953,159) $(10,539,521) (1,170,137) $(13,899,100)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 924,349 $10,241,611 361,117 $4,292,524
Shares issued in reinvestment of distributions .......... 29,644 329,405 20,999 249,549
Shares redeemed ............................... (254,344) (2,825,562) (120,735) (1,436,554)
Net increase (decrease) .......................... 699,649 $7,745,454 261,381 $3,105,519
Year ended February 28, 2021
Shares sold ................................... 726,108 $7,966,797 633,977 $7,453,148
Shares issued in reinvestment of distributions .......... 45,725 501,232 34,540 405,335
Shares redeemed ............................... (318,524) (3,446,462) (212,913) (2,472,147)
Net increase (decrease) .......................... 453,309 $5,021,567 455,604 $5,386,336
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 2,637,899 $29,315,617 1,767,527 $20,999,738
Shares issued in reinvestment of distributions .......... 180,052 1,999,253 134,924 1,602,426
Shares redeemed ............................... (2,527,882) (28,086,553) (1,017,013) (12,094,756)
Net increase (decrease) .......................... 290,069 $3,228,317 885,438 $10,507,408
Year ended February 28, 2021
Shares sold ................................... 9,620,652 $105,308,514 3,508,237 $41,166,277
Shares issued in reinvestment of distributions .......... 306,133 3,356,034 258,205 3,026,967
Shares redeemed ............................... (5,089,293) (55,339,671) (2,103,536) (24,464,935)
Net increase (decrease) .......................... 4,837,492 $53,324,877 1,662,906 $19,728,309
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 1,009,479 $10,394,975 2,699,959 $32,347,696
Shares issued in reinvestment of distributions .......... 27,780 285,588 96,315 1,152,965
Shares redeemed ............................... (248,733) (2,558,739) (814,544) (9,751,312)
Net increase (decrease) .......................... 788,526 $8,121,824 1,981,730 $23,749,349
Year ended February 28, 2021
Shares sold
a
................................... 1,034,345 $10,585,813 4,111,104 $48,942,553
Shares issued in reinvestment of distributions .......... 56,036 571,470 154,374 1,835,920
Shares redeemed ............................... (374,417) (3,816,966) (1,400,617) (16,471,239)
Net increase (decrease) .......................... 715,964 $7,340,317 2,864,861 $34,307,234
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 143,967 $1,480,167 745,479 $8,915,409
Shares issued in reinvestment of distributions .......... 119,701 1,229,070 589,921 7,050,216
Shares redeemed ............................... (646,984) (6,640,243) (2,911,686) (34,794,303)
Net increase (decrease) .......................... (383,316) $(3,931,006) (1,576,286) $(18,828,678)
Year ended February 28, 2021
Shares sold ................................... 206,808 $2,121,286 1,433,366 $17,000,438
Shares issued in reinvestment of distributions .......... 305,191 3,106,674 1,290,262 15,309,544
Shares redeemed ............................... (1,597,359) (16,248,414) (5,418,616) (64,132,894)
Net increase (decrease) .......................... (1,085,360) $(11,020,454) (2,694,988) $(31,822,912)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 27,428 $284,286 403,414 $4,899,040
Shares issued in reinvestment of distributions .......... 9,557 98,942 40,676 494,182
Shares redeemed
a
.............................. (521,656) (5,414,670) (1,599,614) (19,455,910)
Net increase (decrease) .......................... (484,671) $(5,031,442) (1,155,524) $(14,062,688)
Year ended February 28, 2021
Shares sold ................................... 117,132 $1,211,945 719,434 $8,673,577
Shares issued in reinvestment of distributions .......... 32,975 338,279 99,557 1,200,188
Shares redeemed
a
.............................. (803,408) (8,273,045) (2,169,179) (26,123,485)
Net increase (decrease) .......................... (653,301) $(6,722,821) (1,350,188) $(16,249,720)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 50,293 $515,177 398,591 $4,786,346
Shares issued in reinvestment of distributions .......... 793 8,146 7,809 93,772
Shares redeemed ............................... (1,267) (13,044) (27,924) (335,411)
Net increase (decrease) .......................... 49,819 $510,279 378,476 $4,544,707
Year ended February 28, 2021
Shares sold ................................... 112,431 $1,148,971 224,922 $2,696,167
Shares issued in reinvestment of distributions .......... 967 9,862 10,039 119,705
Shares redeemed ............................... (5,879) (60,212) (54,636) (649,046)
Net increase (decrease) .......................... 107,519 $1,098,621 180,325 $2,166,826
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 164,267 $1,690,613 1,168,104 $14,013,085
Shares issued in reinvestment of distributions .......... 18,862 193,578 106,011 1,271,302
Shares redeemed ............................... (153,404) (1,577,636) (525,169) (6,306,750)
Net increase (decrease) .......................... 29,725 $306,555 748,946 $8,977,637
Year ended February 28, 2021
Shares sold ................................... 461,043 $4,702,445 3,198,942 $38,151,167
Shares issued in reinvestment of distributions .......... 41,944 426,862 182,824 2,178,074
Shares redeemed ............................... (368,602) (3,739,334) (1,396,223) (16,503,669)
Net increase (decrease) .......................... 134,385 $1,389,973 1,985,543 $23,825,572
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 3,814,990 $48,717,423 5,820,391 $76,310,755
Shares issued in reinvestment of distributions .......... 117,765 1,502,376 203,947 2,671,314
Shares redeemed ............................... (868,147) (11,091,767) (1,835,544) (23,977,391)
Net increase (decrease) .......................... 3,064,608 $39,128,032 4,188,794 $55,004,678
Year ended February 28, 2021
Shares sold
a
................................... 6,361,332 $80,760,433 9,649,679 $126,453,776
Shares issued in reinvestment of distributions .......... 182,833 2,319,795 345,058 4,507,300
Shares redeemed ............................... (1,363,175) (17,244,364) (1,847,795) (24,036,324)
Net increase (decrease) .......................... 5,180,990 $65,835,864 8,146,942 $106,924,752
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 1,488,923 $19,005,682 1,220,623 $15,972,667
Shares issued in reinvestment of distributions .......... 394,442 5,029,886 695,821 9,106,401
Shares redeemed ............................... (2,183,997) (27,864,245) (4,251,043) (55,608,927)
Net increase (decrease) .......................... (300,632) $(3,828,677) (2,334,599) $(30,529,859)
Year ended February 28, 2021
Shares sold ................................... 2,942,746 $37,347,611 3,388,310 $44,303,438
Shares issued in reinvestment of distributions .......... 864,839 10,957,917 1,667,870 21,754,624
Shares redeemed ............................... (4,897,292) (61,746,249) (8,453,793) (109,746,273)
Net increase (decrease) .......................... (1,089,707) $(13,440,721) (3,397,613) $(43,688,211)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 535,638 $6,911,248 746,668 $9,906,141
Shares issued in reinvestment of distributions .......... 55,342 713,903 93,924 1,246,318
Shares redeemed
a
.............................. (2,099,730) (27,127,210) (3,250,678) (43,218,431)
Net increase (decrease) .......................... (1,508,750) $(19,502,059) (2,410,086) $(32,065,972)
Year ended February 28, 2021
Shares sold ................................... 1,168,004 $14,996,304 2,185,646 $28,972,016
Shares issued in reinvestment of distributions .......... 140,410 1,797,919 253,462 3,350,566
Shares redeemed
a
.............................. (3,409,912) (43,632,074) (4,693,646) (62,118,979)
Net increase (decrease) .......................... (2,101,498) $(26,837,851) (2,254,538) $(29,796,397)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 210,149 $2,685,345 388,901 $5,090,517
Shares issued in reinvestment of distributions .......... 12,230 156,255 16,118 211,313
Shares redeemed ............................... (65,845) (841,196) (69,484) (909,111)
Net increase (decrease) .......................... 156,534 $2,000,404 335,535 $4,392,719
Year ended February 28, 2021
Shares sold ................................... 513,150 $6,533,582 625,158 $8,172,934
Shares issued in reinvestment of distributions .......... 18,848 239,437 24,608 321,681
Shares redeemed ............................... (187,683) (2,336,910) (140,164) (1,815,305)
Net increase (decrease) .......................... 344,315 $4,436,109 509,602 $6,679,310
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 2,632,825 $33,611,664 2,598,105 $34,031,708
Shares issued in reinvestment of distributions .......... 202,208 2,581,777 248,175 3,252,465
Shares redeemed ............................... (1,403,309) (17,918,403) (1,784,577) (23,374,696)
Net increase (decrease) .......................... 1,431,724 $18,275,038 1,061,703 $13,909,477
Year ended February 28, 2021
Shares sold ................................... 6,577,137 $83,615,348 7,203,962 $94,138,108
Shares issued in reinvestment of distributions .......... 360,616 4,577,268 486,581 6,356,473
Shares redeemed ............................... (3,439,987) (43,241,741) (3,252,365) (42,313,937)
Net increase (decrease) .......................... 3,497,766 $44,950,875 4,438,178 $58,180,644
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended August 31, 2021
Shares sold
a
................................... 3,925,306 $46,838,035 4,459,413 $44,948,455
Shares issued in reinvestment of distributions .......... 183,788 2,190,279 150,070 1,509,838
Shares redeemed ............................... (1,318,126) (15,727,155) (1,009,434) (10,156,440)
Net increase (decrease) .......................... 2,790,968 $33,301,159 3,600,049 $36,301,853
Year ended February 28, 2021
Shares sold
a
................................... 7,197,423 $85,208,934 6,403,246 $63,684,740
Shares issued in reinvestment of distributions .......... 332,646 3,926,814 292,344 2,900,055
Shares redeemed ............................... (2,488,807) (29,226,336) (2,311,207) (22,972,618)
Net increase (decrease) .......................... 5,041,262 $59,909,412 4,384,383 $43,612,177
Class A1
Class A1 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 1,308,769 $15,596,483 937,247 $9,432,280
Shares issued in reinvestment of distributions .......... 665,881 7,927,449 720,196 7,241,812
Shares redeemed ............................... (4,382,740) (52,149,627) (3,877,193) (38,974,039)
Net increase (decrease) .......................... (2,408,090) $(28,625,695) (2,219,750) $(22,299,947)
Year ended February 28, 2021
Shares sold ................................... 3,066,962 $36,064,439 1,974,510 $19,615,851
Shares issued in reinvestment of distributions .......... 1,544,775 18,204,251 1,778,676 17,622,820
Shares redeemed ............................... (8,095,427) (94,883,639) (8,436,928) (83,648,908)
Net increase (decrease) .......................... (3,483,690) $(40,614,949) (4,683,742) $(46,410,237)
Class C
Class C Shares:
Six Months ended August 31, 2021
Shares sold ................................... 359,231 $4,334,087 324,309 $3,299,419
Shares issued in reinvestment of distributions .......... 58,897 712,354 78,831 803,204
Shares redeemed
a
.............................. (1,909,939) (23,146,282) (3,674,137) (37,539,749)
Net increase (decrease) .......................... (1,491,811) $(18,099,841) (3,270,997) $(33,437,126)
Year ended February 28, 2021
Shares sold ................................... 1,155,257 $13,856,155 922,472 $9,291,053
Shares issued in reinvestment of distributions .......... 161,968 1,937,881 244,818 2,457,260
Shares redeemed
a
.............................. (3,573,569) (42,648,300) (4,964,544) (50,010,988)
Net increase (decrease) .......................... (2,256,344) $(26,854,264) (3,797,254) $(38,262,675)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended August 31, 2021
Shares sold ................................... 422,559 $5,037,937 134,894 $1,358,334
Shares issued in reinvestment of distributions .......... 23,272 277,352 5,415 54,561
Shares redeemed ............................... (212,580) (2,537,486) (75,659) (763,062)
Net increase (decrease) .......................... 233,251 $2,777,803 64,650 $649,833
Year ended February 28, 2021
Shares sold ................................... 596,088 $7,045,338 207,493 $2,068,565
Shares issued in reinvestment of distributions .......... 43,127 508,830 8,632 85,741
Shares redeemed ............................... (335,234) (3,940,202) (68,794) (669,715)
Net increase (decrease) .......................... 303,981 $3,613,966 147,331 $1,484,591
Advisor Class
Advisor Class Shares:
Six Months ended August 31, 2021
Shares sold ................................... 2,618,515 $31,232,191 1,414,911 $14,236,824
Shares issued in reinvestment of distributions .......... 154,037 1,836,396 115,135 1,159,729
Shares redeemed ............................... (2,141,510) (25,421,570) (1,230,708) (12,382,797)
Net increase (decrease) .......................... 631,042 $7,647,017 299,338 $3,013,756
Year ended February 28, 2021
Shares sold ................................... 4,864,957 $57,571,723 3,240,254 $32,276,512
Shares issued in reinvestment of distributions .......... 303,092 3,578,639 248,305 2,465,047
Shares redeemed ............................... (2,644,263) (31,088,015) (2,524,888) (25,088,004)
Net increase (decrease) .......................... 2,523,786 $30,062,347 963,671 $9,653,555
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended August 31, 2021, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.472% 0.480% 0.558%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.472% 0.470% 0.462%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.465% 0.470%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,501 $9,170 $2,470 $14,381
CDSC retained ........................... $7,753 $5,286 $29 $8,231
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,342 $25,077 $17,604 $12,947
CDSC retained ........................... $11,966 $41,852 $37,937 $7,396
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2022.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2021 , were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  period ended August 31, 2021  the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $146,624 $113,387 $36,261 $178,390
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $179,042 $253,942 $183,511 $189,542
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $19,235,000 $2,300,000 — $12,050,000
Sales .................................. $20,300,000 $3,225,000 — $18,590,000
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $13,325,000 $7,857,925 $39,700,000 $15,631,811
Sales .................................. $28,295,000 $20,428,300 $32,500,000 $8,100,000
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
At August 31, 2021, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts, defaulted securities and workout costs.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 18,286,720 $ 19,536,147 $ 8,013,977 $ 12,853,408
Long term ............................. 44,640,978 31,277,102 27,091,661 53,611,256
Total capital loss carryforwards ............ $62,927,698 $50,813,249 $35,105,638 $66,464,664
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 7,873,936 $ 19,880,985 $ 24,197,646 $ 13,487,179
Long term ............................. 2,064,586 11,726,182 53,930,245 80,131,395
Total capital loss carryforwards ............ $9,938,522 $31,607,167 $78,127,891 $93,618,574
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $981,145,593 $672,117,689 $190,325,470 $900,593,231
Unrealized appreciation ..................... $81,821,614 $59,276,488 $11,430,517 $73,441,348
Unrealized depreciation ..................... (1,684,697) (482,697) (402,450) (2,364,235)
Net unrealized appreciation (depreciation) ....... $80,136,917 $58,793,791 $11,028,067 $71,077,113
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $1,066,141,826 $1,514,099,438 $1,200,837,302 $981,093,771
Unrealized appreciation ..................... $75,550,884 $120,510,805 $99,296,126 $57,891,549
Unrealized depreciation ..................... (975,628) (975,684) (849,317) (1,378,326)
Net unrealized appreciation (depreciation) ....... $74,575,256 $119,535,121 $98,446,809 $56,513,223

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2021, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At August
31, 2021 , the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $108,771,885 $51,237,172 $32,721,650 $130,758,868
Sales .................................. $87,112,523 $74,789,583 $30,067,518 $116,323,265
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $134,302,030 $203,532,940 $118,898,461 $239,041,712
Sales .................................. $70,492,637 $282,340,578 $156,970,915 $302,625,957
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 6,925,600 0.5%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 5,090,906 0.5%

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Statements of Investments.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Franklin Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Tax-Free Trust
Shareholder Information

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Semiannual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 S 10/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\MATTHEW T. HINKLE______________________

Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date October 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______________________

Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date October 28, 2021

By S\Jeffrey W. White______________________
Jeffrey W. White
Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date October 28, 2021